UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2013



[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA HIGH INCOME FUND]

 ==============================================================

      SEMIANNUAL REPORT
      USAA HIGH INCOME FUND
      FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
      JANUARY 31, 2013

 ==============================================================

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

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PRESIDENT'S MESSAGE

"AS I WRITE TO YOU, INVESTORS ARE SHOWING          [PHOTO OF DANIEL S. McNAMARA]
A GROWING APPETITE FOR RISK."

--------------------------------------------------------------------------------

MARCH 2013

At the beginning of January of this year, the "fiscal cliff" had been averted. However, the deal reached by Congress was less than perfect and on March 1, sequestration took effect after Congress was unable to come up with a long-term plan to resolve our nation's toughest fiscal challenges. Due to the legally-mandated sequestration, I expect the country's fiscal condition to remain in flux.

As part of the fiscal cliff agreement, lawmakers blocked some large tax increases, but they allowed the payroll tax holiday to expire and raised the tax rate on individuals earning more than $400,000 a year ($450,000 for couples). They also approved a smaller-than-expected increase in the capital gains tax. However, Congress delayed action on the "sequester," until spring, which mandates automatic, across-the-board spending cuts.

In the meantime, U.S. economic growth appears to have slowed. After generating 3.1% real gross domestic product (GDP) growth in the third quarter of 2012, the U.S. economy contracted during the fourth quarter. Looking ahead, I believe U.S. economic growth to remain below 2%, although the housing market, which continues to improve, is a bright spot. Although Congress has allowed the sequester to be implemented, the effect of spending cuts alone should not have a material impact on the growth of U.S. GDP. Nonetheless, along with the January tax increases, this could further weaken economic growth over the next few calendar quarters.

The U.S. Federal Reserve (the Fed) continues to do all it can to boost economic growth and reduce unemployment. During September 2012, it launched a third round of quantitative easing (QE3), making an open-ended commitment to buy mortgage-backed securities. The Fed went even further in December of last year, making a commitment -- also open ended -- to buy long-term U.S. Treasury securities every month starting in January 2013. By the end of the reporting period, the U.S. central bank was pumping money into the U.S. economy. The Fed also has kept short-term interest rates at exceptionally low levels and is unlikely to raise rates in the near future. However, according to minutes from recent meetings, Fed governors are debating the timing of a rate increase relative to certain economic thresholds.

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

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As I write to you, investors are showing a growing appetite for risk. U.S. stock prices, as represented by the S&P 500(R) Index, climbed during the reporting period. But I am troubled that few of these gains can be attributed to earnings and dividends. Approximately two thirds of the price appreciation was the result of multiple expansions. In other words, investors appeared to favor stocks for their own sake, not for the earnings growth of the underlying companies themselves. This suggests that some people are investing in stocks just because their prices are rising, which indicates a certain amount of complacency.
Indeed, at the time of this writing, the "fear index," the VIX (a measure of market volatility), is extremely low.

Meanwhile, fixed-income securities were less in favor. Some observers even predicted the "demise" of bonds as an asset class. Hyperbole aside, I believe that many people forget how large and diverse the fixed-income market is. It comprises many types of bonds, U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes perform differently from each other. For example, during the reporting period, investment-grade corporate bonds outperformed U.S. Treasury securities and high-yield bonds outperformed investment-grade corporate bonds. That said, I believe that bonds will not experience the same level of price appreciation they have experienced in recent years. In my opinion, fixed-income securities have returned to their historic role as an income-accumulation vehicle.

Looking ahead, our short-term outlook is cautious. The U.S. economy remains fragile and no one knows how the looming sequester will affect GDP growth. In this environment, we believe our disciplined investment approach -- which seeks to identify attractive opportunities while minimizing potential risks -- is particularly advantageous. On behalf of everyone at USAA Asset Management Company, thank you for allowing us to serve your investment needs. We appreciate your continued confidence.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Most of these stocks are listed on the New York Stock Exchange.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        39

    Financial Statements                                                     43

    Notes to Financial Statements                                            46

EXPENSE EXAMPLE                                                              65

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA HIGH INCOME FUND'S (THE FUND) INVESTMENT OBJECTIVE IS TO PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                     [PHOTO OF JULIANNE BASS]
    MATTHEW FREUND, CFA                           JULIANNE BASS, CFA
    USAA Asset Management Company                 USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA HIGH INCOME FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund Shares had a total return of 9.14%. This compares to returns of 7.57% for the Lipper High Current Yield Bond Funds Index and 7.06% for the Credit Suisse High Yield Index. At the same time, the Fund Shares provided a one-year dividend yield of 6.26%, compared to 5.99% for the Lipper High Current Yield Bond Funds Average.

    High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. Generally, their long-term returns fall between those two asset classes as seen in the Comparative Returns chart. This tendency to act differently is not an aberration and can potentially provide long-term investors with a significant diversification advantage.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Performance was volatile during the reporting period, largely because of shifting investor sentiment. When the reporting period began in August 2012, higher yielding securities were in favor and

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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2  | USAA HIGH INCOME FUND

================================================================================

                             o COMPARATIVE RETURNS o

                           [CHART COMPARATIVE RETURNS]

                                         USAA HIGH INCOME        CITIGROUP 10-YEAR
                     S&P 500 INDEX         FUND SHARES          U.S. TREASURY INDEX
08/01/12                     0%                   0%                      0%
08/02/12                 -0.73                    0                    0.56
08/03/12                  1.17                 0.24                   -0.31
08/06/12                  1.41                 0.47                   -0.13
08/07/12                  1.93                 0.47                   -0.74
08/08/12                  2.03                 0.59                   -0.88
08/09/12                  2.11                 0.59                   -0.95
08/10/12                  2.34                 0.71                    -0.6
08/13/12                  2.23                 0.59                   -0.63
08/14/12                  2.24                 0.59                   -1.25
08/15/12                  2.39                 0.71                   -1.98
08/16/12                  3.12                 0.71                   -2.25
08/17/12                  3.32                 0.83                   -2.03
08/20/12                  3.32                 0.83                   -2.01
08/21/12                  2.96                 0.95                   -1.93
08/22/12                  2.99                 1.07                   -1.19
08/23/12                  2.16                 1.19                   -0.72
08/24/12                  2.83                  1.3                   -0.82
08/27/12                  2.78                  1.3                   -0.53
08/28/12                  2.71                 1.42                   -0.38
08/29/12                  2.82                 1.42                   -0.58
08/30/12                  2.03                 1.42                   -0.26
08/31/12                  2.55                 1.66                    0.25
09/03/12
09/04/12                  2.43                 1.66                    0.12
09/05/12                  2.35                 1.78                   -0.01
09/06/12                  4.45                 2.02                   -0.72
09/07/12                  4.88                 2.38                   -0.64
09/10/12                  4.24                 2.38                   -0.78
09/11/12                  4.57                 2.73                    -0.9
09/12/12                  4.82                 3.09                    -1.5
09/13/12                  6.54                 3.33                   -1.41
09/14/12                  6.96                 3.81                   -2.41
09/17/12                  6.63                 3.81                   -2.14
09/18/12                   6.5                 3.81                    -1.9
09/19/12                  6.63                 3.93                   -1.64
09/20/12                  6.59                 3.93                   -1.59
09/21/12                  6.58                 3.93                   -1.43
09/24/12                  6.34                 3.81                   -1.06
09/25/12                  5.23                 3.57                    -0.7
09/26/12                  4.65                 3.12                   -0.12
09/27/12                  5.67                 3.36                   -0.33
09/28/12                   5.2                 3.24                    -0.3
10/01/12                  5.48                 3.48                   -0.14
10/02/12                  5.58                  3.6                   -0.06
10/03/12                  5.99                 3.72                   -0.12
10/04/12                  6.75                 3.96                   -0.52
10/05/12                  6.75                 4.08                   -1.11
10/08/12                  6.38                 4.08                   -1.09
10/09/12                  5.33                 4.08                      -1
10/10/12                  4.69                 4.08                   -0.73
10/11/12                  4.73                 4.32                    -0.6
10/12/12                  4.42                 4.32                   -0.47
10/15/12                  5.26                 4.56                   -0.46
10/16/12                  6.34                  4.8                   -0.95
10/17/12                  6.79                 5.15                   -1.75
10/18/12                  6.54                 5.27                   -1.89
10/19/12                  4.77                 5.15                   -1.36
10/22/12                  4.82                 5.15                   -1.59
10/23/12                  3.31                  4.8                   -1.32
10/24/12                  2.99                  4.8                    -1.4
10/25/12                   3.3                  4.8                   -1.86
10/26/12                  3.22                  4.8                   -1.19
10/29/12                  3.22                  4.8                   -0.91
10/30/12                  3.22                  4.8                    -0.9
10/31/12                  3.25                 4.78                   -0.59
11/01/12                  4.39                  4.9                   -0.83
11/02/12                  3.41                  4.9                   -0.92
11/05/12                  3.65                  4.9                   -0.55
11/06/12                  4.47                 5.02                   -1.04
11/07/12                  2.08                 4.78                   -0.09
11/08/12                  0.84                 4.66                    0.31
11/09/12                  1.01                 4.53                    0.48
11/12/12                  1.03                 4.53                    0.49
11/13/12                  0.66                 4.29                    0.68
11/14/12                  -0.7                 4.17                     0.7
11/15/12                 -0.85                 3.81                     0.7
11/16/12                 -0.36                 3.81                    0.83
11/19/12                  1.62                 4.17                    0.51
11/20/12                   1.7                 4.29                    0.13
11/21/12                  1.94                 4.29                   -0.16
11/22/12                  1.94                 4.29                   -0.16
11/23/12                  3.28                 4.53                   -0.21
11/26/12                  3.07                 4.53                    0.07
11/27/12                  2.54                 4.66                    0.25
11/28/12                  3.38                 4.75                    0.51
11/29/12                  3.84                 4.99                    0.48
11/30/12                  3.85                 5.11                    0.57
12/03/12                  3.36                 5.11                    0.43
12/04/12                  3.19                 5.24                    0.59
12/05/12                  3.38                 5.48                    0.78
12/06/12                  3.75                 5.72                    0.87
12/07/12                  4.06                 5.98                    0.46
12/10/12                   4.1                  6.1                    0.57
12/11/12                  4.78                 6.22                    0.28
12/12/12                  4.86                 6.47                   -0.17
12/13/12                  4.22                 6.47                   -0.46
12/14/12                  3.79                 6.47                   -0.28
12/17/12                  5.03                 6.59                   -0.74
12/18/12                  6.23                 6.71                   -1.32
12/19/12                  5.43                 6.83                   -1.05
12/20/12                  6.03                 6.83                   -1.04
12/21/12                  5.05                 6.71                   -0.62
12/24/12                   4.8                 6.71                   -0.81
12/25/12
12/26/12                   4.3                 6.83                   -0.66
12/27/12                  4.19                 6.83                   -0.28
12/28/12                  3.05                 6.83                   -0.19
12/31/12                   4.8                 6.96                   -0.46
01/01/13
01/02/13                  7.48                 7.45                   -1.32
01/03/13                  7.26                 7.57                   -1.88
01/04/13                  7.78                 7.82                   -2.01
01/07/13                  7.44                 7.94                   -1.89
01/08/13                  7.13                 8.07                   -1.59
01/09/13                  7.42                 8.31                   -1.43
01/10/13                  8.23                 8.31                    -1.8
01/11/13                  8.24                 8.56                    -1.6
01/14/13                  8.14                 8.56                   -1.43
01/15/13                  8.26                 8.56                   -1.19
01/16/13                   8.3                 8.68                   -1.14
01/17/13                  8.91                 8.93                   -1.58
01/18/13                  9.28                 9.05                   -1.32
01/21/13                  9.28                 9.05                   -1.31
01/22/13                  9.77                 9.18                   -1.21
01/23/13                  9.94                  9.3                   -1.17
01/24/13                  9.94                 9.43                   -1.26
01/25/13                 10.54                 9.55                   -2.18
01/28/13                 10.34                 9.43                   -2.39
01/29/13                 10.91                 9.38                   -2.51
01/30/13                  10.5                 9.26                   -2.68
01/31/13                 10.23                 9.01                   -2.48

                                   [END CHART]

    Source: Bloomberg L.P.

U.S. Treasuries underperformed many other fixed-income asset classes. However, later in the month, Europe's financial problems sent investors back into the perceived safety of U.S. Treasuries. Higher yielding fixed-income sectors rallied in September and October 2012 and U.S. Treasury prices fell after the European Central Bank announced a new bond purchase program that sought to reduce intermediate-term risks to the European financial system and the Federal Reserve (the Fed) announced a third round of quantitative easing (QE3). With QE3, the Fed made an open-ended commitment to increase its balance sheet by purchasing agency mortgage-backed securities every month until the U.S. labor market strengthened.

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index(SM); it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

               [CHART OF 5-YEAR CONSTANT MATURITY TREASURY YIELDS]

                                               YIELD IN PERCENT
  1/1/1963                                             ND
  1/2/1963                                           3.53
  1/3/1963                                           3.53
  1/4/1963                                           3.56
  1/7/1963                                           3.57
  1/8/1963                                           3.56
  1/9/1963                                           3.56
 1/10/1963                                           3.55
 1/11/1963                                           3.54
 1/14/1963                                           3.54
 1/15/1963                                           3.53
 1/16/1963                                           3.53
 1/17/1963                                           3.56
 1/18/1963                                           3.57
 1/21/1963                                           3.60
 1/22/1963                                           3.62
 1/23/1963                                           3.62
 1/24/1963                                           3.62
 1/25/1963                                           3.61
 1/28/1963                                           3.62
 1/29/1963                                           3.63
 1/30/1963                                           3.63
 1/31/1963                                           3.65
  2/1/1963                                           3.66
  2/4/1963                                           3.66
  2/5/1963                                           3.66
  2/6/1963                                           3.65
  2/7/1963                                           3.65
  2/8/1963                                           3.65
 2/11/1963                                           3.65
 2/12/1963                                             ND
 2/13/1963                                           3.65
 2/14/1963                                           3.65
 2/15/1963                                           3.64
 2/18/1963                                           3.64
 2/19/1963                                           3.66
 2/20/1963                                           3.66
 2/21/1963                                           3.68
 2/22/1963                                             ND
 2/25/1963                                           3.68
 2/26/1963                                           3.68
 2/27/1963                                           3.68
 2/28/1963                                           3.68
  3/1/1963                                           3.67
  3/4/1963                                           3.67
  3/5/1963                                           3.67
  3/6/1963                                           3.67
  3/7/1963                                           3.67
  3/8/1963                                           3.67
 3/11/1963                                           3.68
 3/12/1963                                           3.68
 3/13/1963                                           3.68
 3/14/1963                                           3.68
 3/15/1963                                           3.68
 3/18/1963                                           3.68
 3/19/1963                                           3.68
 3/20/1963                                           3.68
 3/21/1963                                           3.68
 3/22/1963                                           3.68
 3/25/1963                                           3.69
 3/26/1963                                           3.71
 3/27/1963                                           3.72
 3/28/1963                                           3.71
 3/29/1963                                           3.71
  4/1/1963                                           3.70
  4/2/1963                                           3.70
  4/3/1963                                           3.71
  4/4/1963                                           3.70
  4/5/1963                                           3.70
  4/8/1963                                           3.72
  4/9/1963                                           3.73
 4/10/1963                                           3.76
 4/11/1963                                           3.74
 4/12/1963                                             ND
 4/15/1963                                           3.77
 4/16/1963                                           3.76
 4/17/1963                                           3.77
 4/18/1963                                           3.76
 4/19/1963                                           3.75
 4/22/1963                                           3.76
 4/23/1963                                           3.76
 4/24/1963                                           3.76
 4/25/1963                                           3.75
 4/26/1963                                           3.73
 4/29/1963                                           3.74
 4/30/1963                                           3.73
  5/1/1963                                           3.72
  5/2/1963                                           3.72
  5/3/1963                                           3.71
  5/6/1963                                           3.69
  5/7/1963                                           3.68
  5/8/1963                                           3.70
  5/9/1963                                           3.71
 5/10/1963                                           3.71
 5/13/1963                                           3.70
 5/14/1963                                           3.70
 5/15/1963                                           3.69
 5/16/1963                                           3.68
 5/17/1963                                           3.69
 5/20/1963                                           3.71
 5/21/1963                                           3.70
 5/22/1963                                           3.70
 5/23/1963                                           3.71
 5/24/1963                                           3.75
 5/27/1963                                           3.75
 5/28/1963                                           3.77
 5/29/1963                                           3.78
 5/30/1963                                             ND
 5/31/1963                                           3.78
  6/3/1963                                           3.81
  6/4/1963                                           3.80
  6/5/1963                                           3.80
  6/6/1963                                           3.80
  6/7/1963                                           3.81
 6/10/1963                                           3.80
 6/11/1963                                           3.79
 6/12/1963                                           3.81
 6/13/1963                                           3.81
 6/14/1963                                           3.82
 6/17/1963                                           3.83
 6/18/1963                                           3.83
 6/19/1963                                           3.83
 6/20/1963                                           3.82
 6/21/1963                                           3.82
 6/24/1963                                           3.82
 6/25/1963                                           3.82
 6/26/1963                                           3.82
 6/27/1963                                           3.82
 6/28/1963                                           3.82
  7/1/1963                                           3.82
  7/2/1963                                           3.86
  7/3/1963                                           3.86
  7/4/1963                                             ND
  7/5/1963                                           3.89
  7/8/1963                                           3.92
  7/9/1963                                           3.91
 7/10/1963                                           3.90
 7/11/1963                                           3.91
 7/12/1963                                           3.90
 7/15/1963                                           3.90
 7/16/1963                                           3.91
 7/17/1963                                           3.92
 7/18/1963                                           3.91
 7/19/1963                                           3.90
 7/22/1963                                           3.91
 7/23/1963                                           3.91
 7/24/1963                                           3.90
 7/25/1963                                           3.89
 7/26/1963                                           3.88
 7/29/1963                                           3.87
 7/30/1963                                           3.88
 7/31/1963                                           3.88
  8/1/1963                                           3.87
  8/2/1963                                           3.86
  8/5/1963                                           3.87
  8/6/1963                                           3.87
  8/7/1963                                           3.88
  8/8/1963                                           3.88
  8/9/1963                                           3.88
 8/12/1963                                           3.90
 8/13/1963                                           3.90
 8/14/1963                                           3.90
 8/15/1963                                           3.89
 8/16/1963                                           3.89
 8/19/1963                                           3.88
 8/20/1963                                           3.88
 8/21/1963                                           3.89
 8/22/1963                                           3.89
 8/23/1963                                           3.89
 8/26/1963                                           3.89
 8/27/1963                                           3.90
 8/28/1963                                           3.90
 8/29/1963                                           3.91
 8/30/1963                                           3.93
  9/2/1963                                             ND
  9/3/1963                                           3.94
  9/4/1963                                           3.94
  9/5/1963                                           3.97
  9/6/1963                                           3.97
  9/9/1963                                           3.97
 9/10/1963                                           3.97
 9/11/1963                                           3.96
 9/12/1963                                           3.97
 9/13/1963                                           3.97
 9/16/1963                                           3.97
 9/17/1963                                           3.97
 9/18/1963                                           3.96
 9/19/1963                                           3.95
 9/20/1963                                           3.94
 9/23/1963                                           3.94
 9/24/1963                                           3.95
 9/25/1963                                           3.95
 9/26/1963                                           3.95
 9/27/1963                                           3.94
 9/30/1963                                           3.94
 10/1/1963                                           3.93
 10/2/1963                                           3.93
 10/3/1963                                           3.93
 10/4/1963                                           3.94
 10/7/1963                                           3.95
 10/8/1963                                           3.96
 10/9/1963                                           3.97
10/10/1963                                           3.97
10/11/1963                                           3.96
10/14/1963                                           3.96
10/15/1963                                           3.97
10/16/1963                                           3.97
10/17/1963                                           3.98
10/18/1963                                           3.99
10/21/1963                                           3.99
10/22/1963                                           3.98
10/23/1963                                           3.98
10/24/1963                                           3.97
10/25/1963                                           3.98
10/28/1963                                           3.98
10/29/1963                                           4.00
10/30/1963                                           4.00
10/31/1963                                           4.01
 11/1/1963                                           4.01
 11/4/1963                                           4.02
 11/5/1963                                             ND
 11/6/1963                                           4.04
 11/7/1963                                           4.04
 11/8/1963                                           4.05
11/11/1963                                             ND
11/12/1963                                           4.03
11/13/1963                                           4.04
11/14/1963                                           4.02
11/15/1963                                           4.00
11/18/1963                                           4.00
11/19/1963                                           4.00
11/20/1963                                           4.00
11/21/1963                                           4.00
11/22/1963                                           4.00
11/25/1963                                             ND
11/26/1963                                           3.98
11/27/1963                                           3.99
11/28/1963                                             ND
11/29/1963                                           3.99
 12/2/1963                                           4.01
 12/3/1963                                           4.02
 12/4/1963                                           4.01
 12/5/1963                                           4.01
 12/6/1963                                           4.01
 12/9/1963                                           4.01
12/10/1963                                           4.02
12/11/1963                                           4.03
12/12/1963                                           4.04
12/13/1963                                           4.05
12/16/1963                                           4.07
12/17/1963                                           4.07
12/18/1963                                           4.06
12/19/1963                                           4.06
12/20/1963                                           4.07
12/23/1963                                           4.07
12/24/1963                                           4.07
12/25/1963                                             ND
12/26/1963                                           4.06
12/27/1963                                           4.05
12/30/1963                                           4.05
12/31/1963                                           4.06
  1/1/1964                                             ND
  1/2/1964                                           4.07
  1/3/1964                                           4.07
  1/6/1964                                           4.08
  1/7/1964                                           4.08
  1/8/1964                                           4.09
  1/9/1964                                           4.09
 1/10/1964                                           4.10
 1/13/1964                                           4.08
 1/14/1964                                           4.08
 1/15/1964                                           4.09
 1/16/1964                                           4.08
 1/17/1964                                           4.07
 1/20/1964                                           4.06
 1/21/1964                                           4.05
 1/22/1964                                           4.05
 1/23/1964                                           4.05
 1/24/1964                                           4.06
 1/27/1964                                           4.06
 1/28/1964                                           4.06
 1/29/1964                                           4.06
 1/30/1964                                           4.05
 1/31/1964                                           4.03
  2/3/1964                                           4.02
  2/4/1964                                           4.03
  2/5/1964                                           4.02
  2/6/1964                                           4.01
  2/7/1964                                           4.01
 2/10/1964                                           4.02
 2/11/1964                                           4.02
 2/12/1964                                             ND
 2/13/1964                                           4.02
 2/14/1964                                           4.02
 2/17/1964                                           4.02
 2/18/1964                                           4.03
 2/19/1964                                           4.03
 2/20/1964                                           4.04
 2/21/1964                                             ND
 2/24/1964                                           4.05
 2/25/1964                                           4.06
 2/26/1964                                           4.05
 2/27/1964                                           4.07
 2/28/1964                                           4.10
  3/2/1964                                           4.10
  3/3/1964                                           4.10
  3/4/1964                                           4.11
  3/5/1964                                           4.10
  3/6/1964                                           4.11
  3/9/1964                                           4.10
 3/10/1964                                           4.11
 3/11/1964                                           4.12
 3/12/1964                                           4.12
 3/13/1964                                           4.11
 3/16/1964                                           4.11
 3/17/1964                                           4.12
 3/18/1964                                           4.14
 3/19/1964                                           4.16
 3/20/1964                                           4.17
 3/23/1964                                           4.19
 3/24/1964                                           4.21
 3/25/1964                                           4.20
 3/26/1964                                           4.19
 3/27/1964                                             ND
 3/30/1964                                           4.18
 3/31/1964                                           4.16
  4/1/1964                                           4.17
  4/2/1964                                           4.18
  4/3/1964                                           4.20
  4/6/1964                                           4.19
  4/7/1964                                           4.18
  4/8/1964                                           4.16
  4/9/1964                                           4.14
 4/10/1964                                           4.15
 4/13/1964                                           4.16
 4/14/1964                                           4.16
 4/15/1964                                           4.15
 4/16/1964                                           4.14
 4/17/1964                                           4.14
 4/20/1964                                           4.14
 4/21/1964                                           4.14
 4/22/1964                                           4.14
 4/23/1964                                           4.14
 4/24/1964                                           4.15
 4/27/1964                                           4.15
 4/28/1964                                           4.15
 4/29/1964                                           4.14
 4/30/1964                                           4.13
  5/1/1964                                           4.12
  5/4/1964                                           4.10
  5/5/1964                                           4.10
  5/6/1964                                           4.10
  5/7/1964                                           4.09
  5/8/1964                                           4.06
 5/11/1964                                           4.04
 5/12/1964                                           4.03
 5/13/1964                                           4.02
 5/14/1964                                           4.01
 5/15/1964                                           4.02
 5/18/1964                                           4.02
 5/19/1964                                           4.02
 5/20/1964                                           4.05
 5/21/1964                                           4.05
 5/22/1964                                           4.04
 5/25/1964                                           4.03
 5/26/1964                                           4.03
 5/27/1964                                           4.03
 5/28/1964                                           4.03
 5/29/1964                                             ND
  6/1/1964                                           4.03
  6/2/1964                                           4.03
  6/3/1964                                           4.03
  6/4/1964                                           4.03
  6/5/1964                                           4.02
  6/8/1964                                           4.02
  6/9/1964                                           4.01
 6/10/1964                                           4.02
 6/11/1964                                           4.02
 6/12/1964                                           4.02
 6/15/1964                                           4.02
 6/16/1964                                           4.02
 6/17/1964                                           4.02
 6/18/1964                                           4.01
 6/19/1964                                           4.01
 6/22/1964                                           4.00
 6/23/1964                                           4.02
 6/24/1964                                           4.03
 6/25/1964                                           4.02
 6/26/1964                                           4.01
 6/29/1964                                           4.01
 6/30/1964                                           4.01
  7/1/1964                                           4.01
  7/2/1964                                           4.01
  7/3/1964                                             ND
  7/6/1964                                           4.01
  7/7/1964                                           4.00
  7/8/1964                                           4.00
  7/9/1964                                           4.01
 7/10/1964                                           4.01
 7/13/1964                                           4.02
 7/14/1964                                           4.02
 7/15/1964                                           4.02
 7/16/1964                                           4.03
 7/17/1964                                           4.04
 7/20/1964                                           4.05
 7/21/1964                                           4.05
 7/22/1964                                           4.04
 7/23/1964                                           4.03
 7/24/1964                                           4.03
 7/27/1964                                           4.03
 7/28/1964                                           4.04
 7/29/1964                                           4.05
 7/30/1964                                           4.05
 7/31/1964                                           4.04
  8/3/1964                                           4.04
  8/4/1964                                           4.04
  8/5/1964                                           4.04
  8/6/1964                                           4.04
  8/7/1964                                           4.05
 8/10/1964                                           4.06
 8/11/1964                                           4.07
 8/12/1964                                           4.06
 8/13/1964                                           4.06
 8/14/1964                                           4.05
 8/17/1964                                           4.05
 8/18/1964                                           4.05
 8/19/1964                                           4.05
 8/20/1964                                           4.05
 8/21/1964                                           4.05
 8/24/1964                                           4.06
 8/25/1964                                           4.06
 8/26/1964                                           4.06
 8/27/1964                                           4.06
 8/28/1964                                           4.07
 8/31/1964                                           4.07
  9/1/1964                                           4.08
  9/2/1964                                           4.09
  9/3/1964                                           4.09
  9/4/1964                                           4.09
  9/7/1964                                             ND
  9/8/1964                                           4.10
  9/9/1964                                           4.10
 9/10/1964                                           4.09
 9/11/1964                                           4.09
 9/14/1964                                           4.09
 9/15/1964                                           4.10
 9/16/1964                                           4.09
 9/17/1964                                           4.08
 9/18/1964                                           4.07
 9/21/1964                                           4.06
 9/22/1964                                           4.06
 9/23/1964                                           4.06
 9/24/1964                                           4.06
 9/25/1964                                           4.06
 9/28/1964                                           4.04
 9/29/1964                                           4.05
 9/30/1964                                           4.05
 10/1/1964                                           4.05
 10/2/1964                                           4.07
 10/5/1964                                           4.07
 10/6/1964                                           4.07
 10/7/1964                                           4.07
 10/8/1964                                           4.07
 10/9/1964                                           4.08
10/12/1964                                             ND
10/13/1964                                           4.08
10/14/1964                                           4.08
10/15/1964                                           4.08
10/16/1964                                           4.09
10/19/1964                                           4.09
10/20/1964                                           4.08
10/21/1964                                           4.07
10/22/1964                                           4.07
10/23/1964                                           4.07
10/26/1964                                           4.07
10/27/1964                                           4.06
10/28/1964                                           4.05
10/29/1964                                           4.04
10/30/1964                                           4.05
 11/2/1964                                           4.04
 11/3/1964                                             ND
 11/4/1964                                           4.04
 11/5/1964                                           4.04
 11/6/1964                                           4.04
 11/9/1964                                           4.03
11/10/1964                                           4.01
11/11/1964                                             ND
11/12/1964                                           3.99
11/13/1964                                           4.00
11/16/1964                                           4.01
11/17/1964                                           4.01
11/18/1964                                           4.01
11/19/1964                                           4.01
11/20/1964                                           4.01
11/23/1964                                           4.08
11/24/1964                                           4.09
11/25/1964                                           4.10
11/26/1964                                             ND
11/27/1964                                           4.11
11/30/1964                                           4.13
 12/1/1964                                           4.13
 12/2/1964                                           4.12
 12/3/1964                                           4.09
 12/4/1964                                           4.08
 12/7/1964                                           4.07
 12/8/1964                                           4.06
 12/9/1964                                           4.06
12/10/1964                                           4.06
12/11/1964                                           4.07
12/14/1964                                           4.08
12/15/1964                                           4.08
12/16/1964                                           4.08
12/17/1964                                           4.08
12/18/1964                                           4.09
12/21/1964                                           4.09
12/22/1964                                           4.09
12/23/1964                                           4.09
12/24/1964                                           4.09
12/25/1964                                             ND
12/28/1964                                           4.09
12/29/1964                                           4.09
12/30/1964                                           4.09
12/31/1964                                           4.12
  1/1/1965                                             ND
  1/4/1965                                           4.12
  1/5/1965                                           4.11
  1/6/1965                                           4.11
  1/7/1965                                           4.12
  1/8/1965                                           4.12
 1/11/1965                                           4.12
 1/12/1965                                           4.11
 1/13/1965                                           4.10
 1/14/1965                                           4.10
 1/15/1965                                           4.11
 1/18/1965                                           4.11
 1/19/1965                                           4.10
 1/20/1965                                           4.09
 1/21/1965                                           4.08
 1/22/1965                                           4.08
 1/25/1965                                           4.08
 1/26/1965                                           4.09
 1/27/1965                                           4.09
 1/28/1965                                           4.10
 1/29/1965                                           4.11
  2/1/1965                                           4.12
  2/2/1965                                           4.12
  2/3/1965                                           4.13
  2/4/1965                                           4.15
  2/5/1965                                           4.16
  2/8/1965                                           4.15
  2/9/1965                                           4.15
 2/10/1965                                           4.15
 2/11/1965                                           4.15
 2/12/1965                                             ND
 2/15/1965                                           4.15
 2/16/1965                                           4.15
 2/17/1965                                           4.14
 2/18/1965                                           4.15
 2/19/1965                                           4.16
 2/22/1965                                             ND
 2/23/1965                                           4.15
 2/24/1965                                           4.15
 2/25/1965                                           4.15
 2/26/1965                                           4.16
  3/1/1965                                           4.16
  3/2/1965                                           4.18
  3/3/1965                                           4.17
  3/4/1965                                           4.17
  3/5/1965                                           4.17
  3/8/1965                                           4.17
  3/9/1965                                           4.18
 3/10/1965                                           4.17
 3/11/1965                                           4.16
 3/12/1965                                           4.16
 3/15/1965                                           4.15
 3/16/1965                                           4.14
 3/17/1965                                           4.12
 3/18/1965                                           4.13
 3/19/1965                                           4.13
 3/22/1965                                           4.13
 3/23/1965                                           4.13
 3/24/1965                                           4.12
 3/25/1965                                           4.13
 3/26/1965                                           4.14
 3/29/1965                                           4.15
 3/30/1965                                           4.14
 3/31/1965                                           4.14
  4/1/1965                                           4.14
  4/2/1965                                           4.15
  4/5/1965                                           4.15
  4/6/1965                                           4.14
  4/7/1965                                           4.14
  4/8/1965                                           4.13
  4/9/1965                                           4.15
 4/12/1965                                           4.15
 4/13/1965                                           4.14
 4/14/1965                                           4.14
 4/15/1965                                           4.15
 4/16/1965                                             ND
 4/19/1965                                           4.16
 4/20/1965                                           4.16
 4/21/1965                                           4.16
 4/22/1965                                           4.16
 4/23/1965                                           4.16
 4/26/1965                                           4.16
 4/27/1965                                           4.16
 4/28/1965                                           4.16
 4/29/1965                                           4.16
 4/30/1965                                           4.16
  5/3/1965                                           4.16
  5/4/1965                                           4.14
  5/5/1965                                           4.14
  5/6/1965                                           4.14
  5/7/1965                                           4.14
 5/10/1965                                           4.15
 5/11/1965                                           4.15
 5/12/1965                                           4.16
 5/13/1965                                           4.16
 5/14/1965                                           4.15
 5/17/1965                                           4.15
 5/18/1965                                           4.15
 5/19/1965                                           4.15
 5/20/1965                                           4.15
 5/21/1965                                           4.15
 5/24/1965                                           4.15
 5/25/1965                                           4.15
 5/26/1965                                           4.14
 5/27/1965                                           4.14
 5/28/1965                                           4.15
 5/31/1965                                             ND
  6/1/1965                                           4.15
  6/2/1965                                           4.16
  6/3/1965                                           4.15
  6/4/1965                                           4.15
  6/7/1965                                           4.15
  6/8/1965                                           4.16
  6/9/1965                                           4.16
 6/10/1965                                           4.16
 6/11/1965                                           4.16
 6/14/1965                                           4.15
 6/15/1965                                           4.15
 6/16/1965                                           4.15
 6/17/1965                                           4.15
 6/18/1965                                           4.15
 6/21/1965                                           4.15
 6/22/1965                                           4.15
 6/23/1965                                           4.13
 6/24/1965                                           4.13
 6/25/1965                                           4.13
 6/28/1965                                           4.14
 6/29/1965                                           4.14
 6/30/1965                                           4.14
  7/1/1965                                           4.15
  7/2/1965                                           4.16
  7/5/1965                                             ND
  7/6/1965                                           4.16
  7/7/1965                                           4.14
  7/8/1965                                           4.14
  7/9/1965                                           4.15
 7/12/1965                                           4.15
 7/13/1965                                           4.15
 7/14/1965                                           4.15
 7/15/1965                                           4.15
 7/16/1965                                           4.15
 7/19/1965                                           4.14
 7/20/1965                                           4.14
 7/21/1965                                           4.14
 7/22/1965                                           4.15
 7/23/1965                                           4.15
 7/26/1965                                           4.15
 7/27/1965                                           4.15
 7/28/1965                                           4.15
 7/29/1965                                           4.17
 7/30/1965                                           4.18
  8/2/1965                                           4.18
  8/3/1965                                           4.18
  8/4/1965                                           4.18
  8/5/1965                                           4.19
  8/6/1965                                           4.19
  8/9/1965                                           4.19
 8/10/1965                                           4.19
 8/11/1965                                           4.20
 8/12/1965                                           4.20
 8/13/1965                                           4.20
 8/16/1965                                           4.20
 8/17/1965                                           4.22
 8/18/1965                                           4.22
 8/19/1965                                           4.21
 8/20/1965                                           4.20
 8/23/1965                                           4.21
 8/24/1965                                           4.22
 8/25/1965                                           4.21
 8/26/1965                                           4.22
 8/27/1965                                           4.22
 8/30/1965                                           4.22
 8/31/1965                                           4.22
  9/1/1965                                           4.23
  9/2/1965                                           4.23
  9/3/1965                                           4.22
  9/6/1965                                             ND
  9/7/1965                                           4.23
  9/8/1965                                           4.23
  9/9/1965                                           4.24
 9/10/1965                                           4.24
 9/13/1965                                           4.23
 9/14/1965                                           4.23
 9/15/1965                                           4.24
 9/16/1965                                           4.23
 9/17/1965                                           4.23
 9/20/1965                                           4.23
 9/21/1965                                           4.24
 9/22/1965                                           4.25
 9/23/1965                                           4.26
 9/24/1965                                           4.27
 9/27/1965                                           4.27
 9/28/1965                                           4.30
 9/29/1965                                           4.34
 9/30/1965                                           4.33
 10/1/1965                                           4.34
 10/4/1965                                           4.33
 10/5/1965                                           4.32
 10/6/1965                                           4.31
 10/7/1965                                           4.31
 10/8/1965                                           4.31
10/11/1965                                           4.31
10/12/1965                                             ND
10/13/1965                                           4.30
10/14/1965                                           4.31
10/15/1965                                           4.33
10/18/1965                                           4.34
10/19/1965                                           4.34
10/20/1965                                           4.35
10/21/1965                                           4.35
10/22/1965                                           4.34
10/25/1965                                           4.37
10/26/1965                                           4.37
10/27/1965                                           4.37
10/28/1965                                           4.39
10/29/1965                                           4.40
 11/1/1965                                           4.43
 11/2/1965                                             ND
 11/3/1965                                           4.44
 11/4/1965                                           4.45
 11/5/1965                                           4.48
 11/8/1965                                           4.50
 11/9/1965                                           4.50
11/10/1965                                           4.49
11/11/1965                                             ND
11/12/1965                                           4.47
11/15/1965                                           4.47
11/16/1965                                           4.46
11/17/1965                                           4.46
11/18/1965                                           4.45
11/19/1965                                           4.46
11/22/1965                                           4.45
11/23/1965                                           4.45
11/24/1965                                           4.44
11/25/1965                                             ND
11/26/1965                                           4.44
11/29/1965                                           4.45
11/30/1965                                           4.47
 12/1/1965                                           4.52
 12/2/1965                                           4.51
 12/3/1965                                           4.52
 12/6/1965                                           4.69
 12/7/1965                                           4.67
 12/8/1965                                           4.69
 12/9/1965                                           4.69
12/10/1965                                           4.69
12/13/1965                                           4.74
12/14/1965                                           4.77
12/15/1965                                           4.77
12/16/1965                                           4.76
12/17/1965                                           4.75
12/20/1965                                           4.71
12/21/1965                                           4.74
12/22/1965                                           4.76
12/23/1965                                           4.78
12/24/1965                                             ND
12/27/1965                                           4.77
12/28/1965                                           4.79
12/29/1965                                           4.81
12/30/1965                                           4.84
12/31/1965                                           4.88
  1/3/1966                                           4.88
  1/4/1966                                           4.89
  1/5/1966                                           4.87
  1/6/1966                                           4.84
  1/7/1966                                           4.83
 1/10/1966                                           4.84
 1/11/1966                                           4.83
 1/12/1966                                           4.77
 1/13/1966                                           4.79
 1/14/1966                                           4.82
 1/17/1966                                           4.84
 1/18/1966                                           4.83
 1/19/1966                                           4.83
 1/20/1966                                           4.84
 1/21/1966                                           4.85
 1/24/1966                                           4.88
 1/25/1966                                           4.90
 1/26/1966                                           4.91
 1/27/1966                                           4.92
 1/28/1966                                           4.95
 1/31/1966                                           4.98
  2/1/1966                                           4.94
  2/2/1966                                           4.95
  2/3/1966                                           4.95
  2/4/1966                                           4.95
  2/7/1966                                           4.99
  2/8/1966                                           4.97
  2/9/1966                                           4.97
 2/10/1966                                           4.98
 2/11/1966                                           5.01
 2/14/1966                                           5.00
 2/15/1966                                           5.00
 2/16/1966                                           5.00
 2/17/1966                                           4.97
 2/18/1966                                           4.98
 2/21/1966                                           5.00
 2/22/1966                                             ND
 2/23/1966                                           5.00
 2/24/1966                                           4.99
 2/25/1966                                           5.02
 2/28/1966                                           5.03
  3/1/1966                                           5.02
  3/2/1966                                           5.00
  3/3/1966                                           4.99
  3/4/1966                                           4.97
  3/7/1966                                           4.97
  3/8/1966                                           4.95
  3/9/1966                                           4.96
 3/10/1966                                           4.98
 3/11/1966                                           4.99
 3/14/1966                                           4.95
 3/15/1966                                           4.91
 3/16/1966                                           4.91
 3/17/1966                                           4.88
 3/18/1966                                           4.88
 3/21/1966                                           4.84
 3/22/1966                                           4.84
 3/23/1966                                           4.81
 3/24/1966                                           4.88
 3/25/1966                                           4.95
 3/28/1966                                           4.93
 3/29/1966                                           4.91
 3/30/1966                                           4.81
 3/31/1966                                           4.84
  4/1/1966                                           4.81
  4/4/1966                                           4.81
  4/5/1966                                           4.76
  4/6/1966                                           4.79
  4/7/1966                                           4.83
  4/8/1966                                             ND
 4/11/1966                                           4.83
 4/12/1966                                           4.83
 4/13/1966                                           4.84
 4/14/1966                                           4.84
 4/15/1966                                           4.86
 4/18/1966                                           4.84
 4/19/1966                                           4.83
 4/20/1966                                           4.85
 4/21/1966                                           4.83
 4/22/1966                                           4.83
 4/25/1966                                           4.84
 4/26/1966                                           4.86
 4/27/1966                                           4.85
 4/28/1966                                           4.84
 4/29/1966                                           4.85
  5/2/1966                                           4.86
  5/3/1966                                           4.86
  5/4/1966                                           4.86
  5/5/1966                                           4.87
  5/6/1966                                           4.86
  5/9/1966                                           4.82
 5/10/1966                                           4.82
 5/11/1966                                           4.85
 5/12/1966                                           4.84
 5/13/1966                                           4.85
 5/16/1966                                           4.85
 5/17/1966                                           4.84
 5/18/1966                                           4.84
 5/19/1966                                           4.86
 5/20/1966                                           4.88
 5/23/1966                                           4.92
 5/24/1966                                           4.96
 5/25/1966                                           4.97
 5/26/1966                                           4.99
 5/27/1966                                           5.00
 5/30/1966                                             ND
 5/31/1966                                           5.00
  6/1/1966                                           5.02
  6/2/1966                                           4.99
  6/3/1966                                           5.01
  6/6/1966                                           5.01
  6/7/1966                                           5.01
  6/8/1966                                           5.02
  6/9/1966                                           5.02
 6/10/1966                                           5.01
 6/13/1966                                           5.00
 6/14/1966                                           5.00
 6/15/1966                                           4.93
 6/16/1966                                           4.90
 6/17/1966                                           4.90
 6/20/1966                                           4.88
 6/21/1966                                           4.88
 6/22/1966                                           4.89
 6/23/1966                                           4.88
 6/24/1966                                           4.94
 6/27/1966                                           4.98
 6/28/1966                                           5.02
 6/29/1966                                           5.01
 6/30/1966                                           5.09
  7/1/1966                                           5.11
  7/4/1966                                             ND
  7/5/1966                                           5.09
  7/6/1966                                           5.08
  7/7/1966                                           5.10
  7/8/1966                                           5.13
 7/11/1966                                           5.19
 7/12/1966                                           5.19
 7/13/1966                                           5.20
 7/14/1966                                           5.22
 7/15/1966                                           5.21
 7/18/1966                                           5.16
 7/19/1966                                           5.15
 7/20/1966                                           5.16
 7/21/1966                                           5.18
 7/22/1966                                           5.18
 7/25/1966                                           5.17
 7/26/1966                                           5.18
 7/27/1966                                           5.19
 7/28/1966                                           5.24
 7/29/1966                                           5.26
  8/1/1966                                           5.26
  8/2/1966                                           5.25
  8/3/1966                                           5.28
  8/4/1966                                           5.28
  8/5/1966                                           5.30
  8/8/1966                                           5.30
  8/9/1966                                           5.32
 8/10/1966                                           5.33
 8/11/1966                                           5.35
 8/12/1966                                           5.37
 8/15/1966                                           5.42
 8/16/1966                                           5.49
 8/17/1966                                           5.54
 8/18/1966                                           5.60
 8/19/1966                                           5.62
 8/22/1966                                           5.58
 8/23/1966                                           5.63
 8/24/1966                                           5.68
 8/25/1966                                           5.73
 8/26/1966                                           5.83
 8/29/1966                                           5.89
 8/30/1966                                           5.85
 8/31/1966                                           5.68
  9/1/1966                                           5.63
  9/2/1966                                           5.55
  9/5/1966                                             ND
  9/6/1966                                           5.53
  9/7/1966                                           5.54
  9/8/1966                                           5.53
  9/9/1966                                           5.51
 9/12/1966                                           5.51
 9/13/1966                                           5.48
 9/14/1966                                           5.54
 9/15/1966                                           5.56
 9/16/1966                                           5.55
 9/19/1966                                           5.64
 9/20/1966                                           5.60
 9/21/1966                                           5.53
 9/22/1966                                           5.47
 9/23/1966                                           5.47
 9/26/1966                                           5.44
 9/27/1966                                           5.39
 9/28/1966                                           5.35
 9/29/1966                                           5.25
 9/30/1966                                           5.34
 10/3/1966                                           5.37
 10/4/1966                                           5.32
 10/5/1966                                           5.27
 10/6/1966                                           5.24
 10/7/1966                                           5.26
10/10/1966                                           5.30
10/11/1966                                           5.29
10/12/1966                                             ND
10/13/1966                                           5.29
10/14/1966                                           5.29
10/17/1966                                           5.26
10/18/1966                                           5.24
10/19/1966                                           5.25
10/20/1966                                           5.28
10/21/1966                                           5.23
10/24/1966                                           5.23
10/25/1966                                           5.24
10/26/1966                                           5.27
10/27/1966                                           5.28
10/28/1966                                           5.22
10/31/1966                                           5.22
 11/1/1966                                           5.26
 11/2/1966                                           5.32
 11/3/1966                                           5.33
 11/4/1966                                           5.37
 11/7/1966                                           5.36
 11/8/1966                                             ND
 11/9/1966                                           5.35
11/10/1966                                           5.39
11/11/1966                                             ND
11/14/1966                                           5.41
11/15/1966                                           5.41
11/16/1966                                           5.42
11/17/1966                                           5.42
11/18/1966                                           5.41
11/21/1966                                           5.36
11/22/1966                                           5.38
11/23/1966                                           5.39
11/24/1966                                             ND
11/25/1966                                           5.39
11/28/1966                                           5.35
11/29/1966                                           5.31
11/30/1966                                           5.28
 12/1/1966                                           5.25
 12/2/1966                                           5.22
 12/5/1966                                           5.24
 12/6/1966                                           5.25
 12/7/1966                                           5.22
 12/8/1966                                           5.24
 12/9/1966                                           5.18
12/12/1966                                           5.10
12/13/1966                                           5.05
12/14/1966                                           5.03
12/15/1966                                           4.91
12/16/1966                                           4.92
12/19/1966                                           4.86
12/20/1966                                           4.85
12/21/1966                                           4.84
12/22/1966                                           4.85
12/23/1966                                           4.84
12/26/1966                                             ND
12/27/1966                                           4.87
12/28/1966                                           4.76
12/29/1966                                           4.80
12/30/1966                                           4.80
  1/2/1967                                             ND
  1/3/1967                                           4.84
  1/4/1967                                           4.80
  1/5/1967                                           4.75
  1/6/1967                                           4.76
  1/9/1967                                           4.82
 1/10/1967                                           4.81
 1/11/1967                                           4.69
 1/12/1967                                           4.70
 1/13/1967                                           4.66
 1/16/1967                                           4.60
 1/17/1967                                           4.61
 1/18/1967                                           4.64
 1/19/1967                                           4.69
 1/20/1967                                           4.70
 1/23/1967                                           4.70
 1/24/1967                                           4.75
 1/25/1967                                           4.74
 1/26/1967                                           4.63
 1/27/1967                                           4.61
 1/30/1967                                           4.61
 1/31/1967                                           4.67
  2/1/1967                                           4.68
  2/2/1967                                           4.65
  2/3/1967                                           4.66
  2/6/1967                                           4.66
  2/7/1967                                           4.68
  2/8/1967                                           4.67
  2/9/1967                                           4.66
 2/10/1967                                           4.72
 2/13/1967                                             ND
 2/14/1967                                           4.74
 2/15/1967                                           4.78
 2/16/1967                                           4.78
 2/17/1967                                           4.79
 2/20/1967                                           4.80
 2/21/1967                                           4.81
 2/22/1967                                             ND
 2/23/1967                                           4.83
 2/24/1967                                           4.79
 2/27/1967                                           4.78
 2/28/1967                                           4.78
  3/1/1967                                           4.70
  3/2/1967                                           4.64
  3/3/1967                                           4.62
  3/6/1967                                           4.62
  3/7/1967                                           4.62
  3/8/1967                                           4.63
  3/9/1967                                           4.60
 3/10/1967                                           4.60
 3/13/1967                                           4.59
 3/14/1967                                           4.57
 3/15/1967                                           4.51
 3/16/1967                                           4.44
 3/17/1967                                           4.47
 3/20/1967                                           4.44
 3/21/1967                                           4.49
 3/22/1967                                           4.50
 3/23/1967                                           4.47
 3/24/1967                                             ND
 3/27/1967                                           4.50
 3/28/1967                                           4.48
 3/29/1967                                           4.48
 3/30/1967                                           4.44
 3/31/1967                                           4.42
  4/3/1967                                           4.42
  4/4/1967                                           4.42
  4/5/1967                                           4.43
  4/6/1967                                           4.40
  4/7/1967                                           4.38
 4/10/1967                                           4.38
 4/11/1967                                           4.41
 4/12/1967                                           4.43
 4/13/1967                                           4.48
 4/14/1967                                           4.49
 4/17/1967                                           4.54
 4/18/1967                                           4.55
 4/19/1967                                           4.52
 4/20/1967                                           4.52
 4/21/1967                                           4.54
 4/24/1967                                           4.58
 4/25/1967                                           4.61
 4/26/1967                                           4.63
 4/27/1967                                           4.67
 4/28/1967                                           4.72
  5/1/1967                                           4.70
  5/2/1967                                           4.68
  5/3/1967                                           4.68
  5/4/1967                                           4.69
  5/5/1967                                           4.72
  5/8/1967                                           4.76
  5/9/1967                                           4.77
 5/10/1967                                           4.75
 5/11/1967                                           4.71
 5/12/1967                                           4.68
 5/15/1967                                           4.72
 5/16/1967                                           4.76
 5/17/1967                                           4.76
 5/18/1967                                           4.75
 5/19/1967                                           4.78
 5/22/1967                                           4.82
 5/23/1967                                           4.85
 5/24/1967                                           4.83
 5/25/1967                                           4.81
 5/26/1967                                           4.78
 5/29/1967                                           4.74
 5/30/1967                                             ND
 5/31/1967                                           4.72
  6/1/1967                                           4.72
  6/2/1967                                           4.73
  6/5/1967                                           4.76
  6/6/1967                                           4.77
  6/7/1967                                           4.77
  6/8/1967                                           4.80
  6/9/1967                                           4.84
 6/12/1967                                           4.89
 6/13/1967                                           4.92
 6/14/1967                                           5.02
 6/15/1967                                           5.02
 6/16/1967                                           5.10
 6/19/1967                                           5.10
 6/20/1967                                           5.17
 6/21/1967                                           5.14
 6/22/1967                                           5.12
 6/23/1967                                           5.15
 6/26/1967                                           5.18
 6/27/1967                                           5.24
 6/28/1967                                           5.23
 6/29/1967                                           5.27
 6/30/1967                                           5.35
  7/3/1967                                           5.36
  7/4/1967                                             ND
  7/5/1967                                           5.29
  7/6/1967                                           5.25
  7/7/1967                                           5.30
 7/10/1967                                           5.29
 7/11/1967                                           5.22
 7/12/1967                                           5.16
 7/13/1967                                           5.16
 7/14/1967                                           5.16
 7/17/1967                                           5.16
 7/18/1967                                           5.20
 7/19/1967                                           5.22
 7/20/1967                                           5.25
 7/21/1967                                           5.25
 7/24/1967                                           5.31
 7/25/1967                                           5.28
 7/26/1967                                           5.22
 7/27/1967                                           5.17
 7/28/1967                                           5.13
 7/31/1967                                           5.12
  8/1/1967                                           5.18
  8/2/1967                                           5.22
  8/3/1967                                           5.19
  8/4/1967                                           5.25
  8/7/1967                                           5.31
  8/8/1967                                           5.29
  8/9/1967                                           5.28
 8/10/1967                                           5.30
 8/11/1967                                           5.32
 8/14/1967                                           5.32
 8/15/1967                                           5.31
 8/16/1967                                           5.31
 8/17/1967                                           5.32
 8/18/1967                                           5.34
 8/21/1967                                           5.37
 8/22/1967                                           5.38
 8/23/1967                                           5.40
 8/24/1967                                           5.37
 8/25/1967                                           5.38
 8/28/1967                                           5.34
 8/29/1967                                           5.32
 8/30/1967                                           5.34
 8/31/1967                                           5.34
  9/1/1967                                           5.32
  9/4/1967                                             ND
  9/5/1967                                           5.29
  9/6/1967                                           5.28
  9/7/1967                                           5.30
  9/8/1967                                           5.37
 9/11/1967                                           5.38
 9/12/1967                                           5.40
 9/13/1967                                           5.37
 9/14/1967                                           5.39
 9/15/1967                                           5.40
 9/18/1967                                           5.42
 9/19/1967                                           5.47
 9/20/1967                                           5.43
 9/21/1967                                           5.45
 9/22/1967                                           5.46
 9/25/1967                                           5.48
 9/26/1967                                           5.47
 9/27/1967                                           5.47
 9/28/1967                                           5.44
 9/29/1967                                           5.38
 10/2/1967                                           5.43
 10/3/1967                                           5.44
 10/4/1967                                           5.47
 10/5/1967                                           5.47
 10/6/1967                                           5.48
 10/9/1967                                           5.49
10/10/1967                                           5.52
10/11/1967                                           5.53
10/12/1967                                             ND
10/13/1967                                           5.56
10/16/1967                                           5.60
10/17/1967                                           5.61
10/18/1967                                           5.60
10/19/1967                                           5.59
10/20/1967                                           5.57
10/23/1967                                           5.61
10/24/1967                                           5.63
10/25/1967                                           5.63
10/26/1967                                           5.65
10/27/1967                                           5.64
10/30/1967                                           5.67
10/31/1967                                           5.72
 11/1/1967                                           5.76
 11/2/1967                                           5.76
 11/3/1967                                           5.80
 11/6/1967                                           5.83
 11/7/1967                                             ND
 11/8/1967                                           5.81
 11/9/1967                                           5.83
11/10/1967                                           5.87
11/13/1967                                           5.91
11/14/1967                                           5.81
11/15/1967                                           5.78
11/16/1967                                           5.68
11/17/1967                                           5.72
11/20/1967                                           5.87
11/21/1967                                           5.72
11/22/1967                                           5.68
11/23/1967                                             ND
11/24/1967                                           5.78
11/27/1967                                           5.78
11/28/1967                                           5.65
11/29/1967                                           5.69
11/30/1967                                           5.77
 12/1/1967                                           5.82
 12/4/1967                                           5.80
 12/5/1967                                           5.77
 12/6/1967                                           5.72
 12/7/1967                                           5.76
 12/8/1967                                           5.78
12/11/1967                                           5.81
12/12/1967                                           5.81
12/13/1967                                           5.74
12/14/1967                                           5.77
12/15/1967                                           5.79
12/18/1967                                           5.75
12/19/1967                                           5.70
12/20/1967                                           5.66
12/21/1967                                           5.70
12/22/1967                                           5.74
12/25/1967                                             ND
12/26/1967                                           5.70
12/27/1967                                           5.70
12/28/1967                                           5.79
12/29/1967                                           5.78
  1/1/1968                                             ND
  1/2/1968                                           5.68
  1/3/1968                                           5.67
  1/4/1968                                           5.54
  1/5/1968                                           5.50
  1/8/1968                                           5.53
  1/9/1968                                           5.54
 1/10/1968                                           5.45
 1/11/1968                                           5.43
 1/12/1968                                           5.42
 1/15/1968                                           5.47
 1/16/1968                                           5.51
 1/17/1968                                           5.46
 1/18/1968                                           5.55
 1/19/1968                                           5.59
 1/22/1968                                           5.61
 1/23/1968                                           5.56
 1/24/1968                                           5.58
 1/25/1968                                           5.52
 1/26/1968                                           5.55
 1/29/1968                                           5.54
 1/30/1968                                           5.55
 1/31/1968                                           5.55
  2/1/1968                                           5.60
  2/2/1968                                           5.60
  2/5/1968                                           5.64
  2/6/1968                                           5.65
  2/7/1968                                           5.63
  2/8/1968                                           5.65
  2/9/1968                                           5.63
 2/12/1968                                             ND
 2/13/1968                                           5.58
 2/14/1968                                           5.56
 2/15/1968                                           5.53
 2/16/1968                                           5.49
 2/19/1968                                           5.54
 2/20/1968                                           5.55
 2/21/1968                                           5.55
 2/22/1968                                             ND
 2/23/1968                                           5.58
 2/26/1968                                           5.61
 2/27/1968                                           5.60
 2/28/1968                                           5.58
 2/29/1968                                           5.57
  3/1/1968                                           5.57
  3/4/1968                                           5.59
  3/5/1968                                           5.61
  3/6/1968                                           5.63
  3/7/1968                                           5.71
  3/8/1968                                           5.78
 3/11/1968                                           5.78
 3/12/1968                                           5.82
 3/13/1968                                           5.90
 3/14/1968                                           6.00
 3/15/1968                                           5.88
 3/18/1968                                           5.78
 3/19/1968                                           5.78
 3/20/1968                                           5.71
 3/21/1968                                           5.78
 3/22/1968                                           5.74
 3/25/1968                                           5.74
 3/26/1968                                           5.78
 3/27/1968                                           5.77
 3/28/1968                                           5.79
 3/29/1968                                           5.76
  4/1/1968                                           5.64
  4/2/1968                                           5.58
  4/3/1968                                           5.43
  4/4/1968                                           5.47
  4/5/1968                                           5.48
  4/8/1968                                           5.49
  4/9/1968                                             ND
 4/10/1968                                           5.48
 4/11/1968                                           5.53
 4/12/1968                                             ND
 4/15/1968                                           5.62
 4/16/1968                                           5.66
 4/17/1968                                           5.67
 4/18/1968                                           5.72
 4/19/1968                                           5.90
 4/22/1968                                           5.93
 4/23/1968                                           5.84
 4/24/1968                                           5.84
 4/25/1968                                           5.85
 4/26/1968                                           5.84
 4/29/1968                                           5.96
 4/30/1968                                           5.96
  5/1/1968                                           5.92
  5/2/1968                                           5.95
  5/3/1968                                           6.01
  5/6/1968                                           5.98
  5/7/1968                                           5.97
  5/8/1968                                           5.99
  5/9/1968                                           5.97
 5/10/1968                                           5.97
 5/13/1968                                           5.97
 5/14/1968                                           6.00
 5/15/1968                                           6.02
 5/16/1968                                           6.07
 5/17/1968                                           6.11
 5/20/1968                                           6.15
 5/21/1968                                           6.21
 5/22/1968                                           6.20
 5/23/1968                                           6.13
 5/24/1968                                           6.08
 5/27/1968                                           6.02
 5/28/1968                                           6.06
 5/29/1968                                           6.08
 5/30/1968                                             ND
 5/31/1968                                           5.97
  6/3/1968                                           5.91
  6/4/1968                                           5.90
  6/5/1968                                           5.94
  6/6/1968                                           5.95
  6/7/1968                                           5.93
 6/10/1968                                           5.92
 6/11/1968                                           5.91
 6/12/1968                                           5.90
 6/13/1968                                           5.88
 6/14/1968                                           5.82
 6/17/1968                                           5.81
 6/18/1968                                           5.82
 6/19/1968                                           5.78
 6/20/1968                                           5.73
 6/21/1968                                           5.74
 6/24/1968                                           5.77
 6/25/1968                                           5.81
 6/26/1968                                           5.81
 6/27/1968                                           5.81
 6/28/1968                                           5.79
  7/1/1968                                           5.77
  7/2/1968                                           5.73
  7/3/1968                                           5.71
  7/4/1968                                             ND
  7/5/1968                                           5.70
  7/8/1968                                           5.65
  7/9/1968                                           5.61
 7/10/1968                                           5.64
 7/11/1968                                           5.65
 7/12/1968                                           5.65
 7/15/1968                                           5.68
 7/16/1968                                           5.68
 7/17/1968                                           5.64
 7/18/1968                                           5.62
 7/19/1968                                           5.56
 7/22/1968                                           5.47
 7/23/1968                                           5.43
 7/24/1968                                           5.46
 7/25/1968                                           5.46
 7/26/1968                                           5.50
 7/29/1968                                           5.53
 7/30/1968                                           5.53
 7/31/1968                                           5.50
  8/1/1968                                           5.47
  8/2/1968                                           5.43
  8/5/1968                                           5.48
  8/6/1968                                           5.50
  8/7/1968                                           5.45
  8/8/1968                                           5.46
  8/9/1968                                           5.47
 8/12/1968                                           5.52
 8/13/1968                                           5.52
 8/14/1968                                           5.51
 8/15/1968                                           5.52
 8/16/1968                                           5.49
 8/19/1968                                           5.49
 8/20/1968                                           5.50
 8/21/1968                                           5.52
 8/22/1968                                           5.55
 8/23/1968                                           5.52
 8/26/1968                                           5.51
 8/27/1968                                           5.51
 8/28/1968                                           5.50
 8/29/1968                                           5.49
 8/30/1968                                           5.48
  9/2/1968                                             ND
  9/3/1968                                           5.46
  9/4/1968                                           5.46
  9/5/1968                                           5.49
  9/6/1968                                           5.51
  9/9/1968                                           5.52
 9/10/1968                                           5.54
 9/11/1968                                           5.52
 9/12/1968                                           5.52
 9/13/1968                                           5.49
 9/16/1968                                           5.48
 9/17/1968                                           5.47
 9/18/1968                                           5.44
 9/19/1968                                           5.43
 9/20/1968                                           5.46
 9/23/1968                                           5.46
 9/24/1968                                           5.44
 9/25/1968                                           5.44
 9/26/1968                                           5.45
 9/27/1968                                           5.46
 9/30/1968                                           5.48
 10/1/1968                                           5.48
 10/2/1968                                           5.48
 10/3/1968                                           5.49
 10/4/1968                                           5.50
 10/7/1968                                           5.54
 10/8/1968                                           5.56
 10/9/1968                                           5.57
10/10/1968                                           5.57
10/11/1968                                           5.55
10/14/1968                                           5.57
10/15/1968                                           5.60
10/16/1968                                           5.57
10/17/1968                                           5.53
10/18/1968                                           5.53
10/21/1968                                           5.56
10/22/1968                                           5.56
10/23/1968                                           5.55
10/24/1968                                           5.60
10/25/1968                                           5.58
10/28/1968                                           5.58
10/29/1968                                           5.60
10/30/1968                                           5.59
10/31/1968                                           5.57
 11/1/1968                                           5.56
 11/4/1968                                           5.60
 11/5/1968                                             ND
 11/6/1968                                           5.59
 11/7/1968                                           5.61
 11/8/1968                                           5.64
11/11/1968                                             ND
11/12/1968                                           5.66
11/13/1968                                           5.63
11/14/1968                                           5.63
11/15/1968                                           5.66
11/18/1968                                           5.68
11/19/1968                                           5.70
11/20/1968                                           5.69
11/21/1968                                           5.68
11/22/1968                                           5.69
11/25/1968                                           5.70
11/26/1968                                           5.71
11/27/1968                                           5.71
11/28/1968                                             ND
11/29/1968                                           5.72
 12/2/1968                                           5.85
 12/3/1968                                           5.96
 12/4/1968                                           5.99
 12/5/1968                                           5.98
 12/6/1968                                           5.97
 12/9/1968                                           6.01
12/10/1968                                           6.04
12/11/1968                                           6.01
12/12/1968                                           6.05
12/13/1968                                           6.02
12/16/1968                                           6.05
12/17/1968                                           6.06
12/18/1968                                           6.11
12/19/1968                                           6.17
12/20/1968                                           6.24
12/23/1968                                           6.32
12/24/1968                                           6.34
12/25/1968                                             ND
12/26/1968                                           6.28
12/27/1968                                           6.32
12/30/1968                                           6.36
12/31/1968                                           6.33
  1/1/1969                                             ND
  1/2/1969                                           6.29
  1/3/1969                                           6.28
  1/6/1969                                           6.34
  1/7/1969                                           6.43
  1/8/1969                                           6.38
  1/9/1969                                           6.34
 1/10/1969                                           6.32
 1/13/1969                                           6.30
 1/14/1969                                           6.27
 1/15/1969                                           6.19
 1/16/1969                                           6.11
 1/17/1969                                           6.14
 1/20/1969                                           6.11
 1/21/1969                                           6.15
 1/22/1969                                           6.21
 1/23/1969                                           6.21
 1/24/1969                                           6.19
 1/27/1969                                           6.20
 1/28/1969                                           6.22
 1/29/1969                                           6.24
 1/30/1969                                           6.28
 1/31/1969                                           6.30
  2/3/1969                                           6.32
  2/4/1969                                           6.30
  2/5/1969                                           6.32
  2/6/1969                                           6.34
  2/7/1969                                           6.30
 2/10/1969                                           6.30
 2/11/1969                                           6.27
 2/12/1969                                             ND
 2/13/1969                                           6.27
 2/14/1969                                           6.29
 2/17/1969                                           6.32
 2/18/1969                                           6.34
 2/19/1969                                           6.36
 2/20/1969                                           6.37
 2/21/1969                                           6.37
 2/24/1969                                           6.35
 2/25/1969                                           6.38
 2/26/1969                                           6.40
 2/27/1969                                           6.45
 2/28/1969                                           6.44
  3/3/1969                                           6.45
  3/4/1969                                           6.42
  3/5/1969                                           6.43
  3/6/1969                                           6.45
  3/7/1969                                           6.45
 3/10/1969                                           6.45
 3/11/1969                                           6.45
 3/12/1969                                           6.42
 3/13/1969                                           6.42
 3/14/1969                                           6.39
 3/17/1969                                           6.44
 3/18/1969                                           6.44
 3/19/1969                                           6.40
 3/20/1969                                           6.39
 3/21/1969                                           6.37
 3/24/1969                                           6.35
 3/25/1969                                           6.38
 3/26/1969                                           6.37
 3/27/1969                                           6.38
 3/28/1969                                           6.36
 3/31/1969                                             ND
  4/1/1969                                           6.32
  4/2/1969                                           6.32
  4/3/1969                                           6.34
  4/4/1969                                             ND
  4/7/1969                                           6.37
  4/8/1969                                           6.33
  4/9/1969                                           6.26
 4/10/1969                                           6.27
 4/11/1969                                           6.26
 4/14/1969                                           6.20
 4/15/1969                                           6.26
 4/16/1969                                           6.24
 4/17/1969                                           6.27
 4/18/1969                                           6.30
 4/21/1969                                           6.28
 4/22/1969                                           6.26
 4/23/1969                                           6.26
 4/24/1969                                           6.29
 4/25/1969                                           6.30
 4/28/1969                                           6.34
 4/29/1969                                           6.38
 4/30/1969                                           6.37
  5/1/1969                                           6.46
  5/2/1969                                           6.45
  5/5/1969                                           6.45
  5/6/1969                                           6.46
  5/7/1969                                           6.47
  5/8/1969                                           6.46
  5/9/1969                                           6.48
 5/12/1969                                           6.52
 5/13/1969                                           6.49
 5/14/1969                                           6.46
 5/15/1969                                           6.49
 5/16/1969                                           6.54
 5/19/1969                                           6.58
 5/20/1969                                           6.57
 5/21/1969                                           6.55
 5/22/1969                                           6.56
 5/23/1969                                           6.59
 5/26/1969                                           6.62
 5/27/1969                                           6.67
 5/28/1969                                           6.68
 5/29/1969                                           6.69
 5/30/1969                                             ND
  6/2/1969                                           6.69
  6/3/1969                                           6.69
  6/4/1969                                           6.71
  6/5/1969                                           6.69
  6/6/1969                                           6.68
  6/9/1969                                           6.76
 6/10/1969                                           6.72
 6/11/1969                                           6.73
 6/12/1969                                           6.70
 6/13/1969                                           6.66
 6/16/1969                                           6.64
 6/17/1969                                           6.68
 6/18/1969                                           6.68
 6/19/1969                                           6.74
 6/20/1969                                           6.76
 6/23/1969                                           6.78
 6/24/1969                                           6.82
 6/25/1969                                           6.85
 6/26/1969                                           6.84
 6/27/1969                                           6.88
 6/30/1969                                           6.98
  7/1/1969                                           7.02
  7/2/1969                                           7.04
  7/3/1969                                           7.01
  7/4/1969                                             ND
  7/7/1969                                           7.02
  7/8/1969                                           7.04
  7/9/1969                                           7.08
 7/10/1969                                           7.04
 7/11/1969                                           6.88
 7/14/1969                                           6.94
 7/15/1969                                           6.97
 7/16/1969                                           6.92
 7/17/1969                                           6.95
 7/18/1969                                           6.97
 7/21/1969                                             ND
 7/22/1969                                           7.04
 7/23/1969                                           7.05
 7/24/1969                                           7.06
 7/25/1969                                           7.07
 7/28/1969                                           7.07
 7/29/1969                                           7.07
 7/30/1969                                           7.06
 7/31/1969                                           6.98
  8/1/1969                                           6.98
  8/4/1969                                           6.94
  8/5/1969                                           6.91
  8/6/1969                                           6.94
  8/7/1969                                           6.95
  8/8/1969                                           6.98
 8/11/1969                                           7.04
 8/12/1969                                           7.07
 8/13/1969                                           7.07
 8/14/1969                                           7.05
 8/15/1969                                           7.05
 8/18/1969                                           7.01
 8/19/1969                                           7.00
 8/20/1969                                           6.99
 8/21/1969                                           7.01
 8/22/1969                                           7.03
 8/25/1969                                           7.04
 8/26/1969                                           7.09
 8/27/1969                                           7.11
 8/28/1969                                           7.14
 8/29/1969                                           7.13
  9/1/1969                                             ND
  9/2/1969                                           7.17
  9/3/1969                                           7.24
  9/4/1969                                           7.26
  9/5/1969                                           7.33
  9/8/1969                                           7.39
  9/9/1969                                           7.40
 9/10/1969                                           7.38
 9/11/1969                                           7.44
 9/12/1969                                           7.48
 9/15/1969                                           7.50
 9/16/1969                                           7.54
 9/17/1969                                           7.56
 9/18/1969                                           7.71
 9/19/1969                                           7.72
 9/22/1969                                           7.72
 9/23/1969                                           7.71
 9/24/1969                                           7.74
 9/25/1969                                           7.78
 9/26/1969                                           7.88
 9/29/1969                                           7.94
 9/30/1969                                           8.02
 10/1/1969                                           8.04
 10/2/1969                                           7.98
 10/3/1969                                           7.87
 10/6/1969                                           7.82
 10/7/1969                                           7.75
 10/8/1969                                           7.75
 10/9/1969                                           7.77
10/10/1969                                           7.67
10/13/1969                                             ND
10/14/1969                                           7.54
10/15/1969                                           7.55
10/16/1969                                           7.44
10/17/1969                                           7.34
10/20/1969                                           7.18
10/21/1969                                           7.12
10/22/1969                                           7.17
10/23/1969                                           7.25
10/24/1969                                           7.26
10/27/1969                                           7.28
10/28/1969                                           7.33
10/29/1969                                           7.34
10/30/1969                                           7.34
10/31/1969                                           7.33
 11/3/1969                                           7.29
 11/4/1969                                             ND
 11/5/1969                                           7.35
 11/6/1969                                           7.39
 11/7/1969                                           7.35
11/10/1969                                           7.35
11/11/1969                                             ND
11/12/1969                                           7.43
11/13/1969                                           7.50
11/14/1969                                           7.46
11/17/1969                                           7.55
11/18/1969                                           7.63
11/19/1969                                           7.64
11/20/1969                                           7.73
11/21/1969                                           7.71
11/24/1969                                           7.66
11/25/1969                                           7.64
11/26/1969                                           7.66
11/27/1969                                             ND
11/28/1969                                           7.61
 12/1/1969                                           7.56
 12/2/1969                                           7.63
 12/3/1969                                           7.72
 12/4/1969                                           7.70
 12/5/1969                                           7.71
 12/8/1969                                           7.75
 12/9/1969                                           7.87
12/10/1969                                           7.97
12/11/1969                                           7.99
12/12/1969                                           7.95
12/15/1969                                           7.95
12/16/1969                                           8.02
12/17/1969                                           8.07
12/18/1969                                           8.07
12/19/1969                                           8.02
12/22/1969                                           8.00
12/23/1969                                           8.08
12/24/1969                                           8.12
12/25/1969                                             ND
12/26/1969                                           8.14
12/29/1969                                           8.33
12/30/1969                                           8.26
12/31/1969                                           8.22
  1/1/1970                                             ND
  1/2/1970                                           8.19
  1/5/1970                                           8.19
  1/6/1970                                           8.26
  1/7/1970                                           8.30
  1/8/1970                                           8.25
  1/9/1970                                           8.18
 1/12/1970                                           8.16
 1/13/1970                                           8.13
 1/14/1970                                           8.16
 1/15/1970                                           8.19
 1/16/1970                                           8.08
 1/19/1970                                           8.03
 1/20/1970                                           8.08
 1/21/1970                                           8.06
 1/22/1970                                           8.06
 1/23/1970                                           8.10
 1/26/1970                                           8.15
 1/27/1970                                           8.16
 1/28/1970                                           8.20
 1/29/1970                                           8.28
 1/30/1970                                           8.27
  2/2/1970                                           8.18
  2/3/1970                                           8.15
  2/4/1970                                           8.17
  2/5/1970                                           8.18
  2/6/1970                                           8.13
  2/9/1970                                           8.04
 2/10/1970                                           8.07
 2/11/1970                                           8.05
 2/12/1970                                             ND
 2/13/1970                                           7.82
 2/16/1970                                           7.80
 2/17/1970                                           7.70
 2/18/1970                                           7.63
 2/19/1970                                           7.56
 2/20/1970                                           7.58
 2/23/1970                                             ND
 2/24/1970                                           7.61
 2/25/1970                                           7.49
 2/26/1970                                           7.37
 2/27/1970                                           7.31
  3/2/1970                                           7.43
  3/3/1970                                           7.35
  3/4/1970                                           7.27
  3/5/1970                                           7.18
  3/6/1970                                           7.06
  3/9/1970                                           7.04
 3/10/1970                                           7.00
 3/11/1970                                           7.11
 3/12/1970                                           7.16
 3/13/1970                                           7.30
 3/16/1970                                           7.30
 3/17/1970                                           7.48
 3/18/1970                                           7.41
 3/19/1970                                           7.22
 3/20/1970                                           7.22
 3/23/1970                                           7.17
 3/24/1970                                           7.08
 3/25/1970                                           7.05
 3/26/1970                                           7.12
 3/27/1970                                             ND
 3/30/1970                                           7.22
 3/31/1970                                           7.24
  4/1/1970                                           7.18
  4/2/1970                                           7.24
  4/3/1970                                           7.31
  4/6/1970                                           7.38
  4/7/1970                                           7.35
  4/8/1970                                           7.30
  4/9/1970                                           7.29
 4/10/1970                                           7.29
 4/13/1970                                           7.36
 4/14/1970                                           7.36
 4/15/1970                                           7.42
 4/16/1970                                           7.49
 4/17/1970                                           7.49
 4/20/1970                                           7.49
 4/21/1970                                           7.57
 4/22/1970                                           7.66
 4/23/1970                                           7.66
 4/24/1970                                           7.79
 4/27/1970                                           7.80
 4/28/1970                                           7.82
 4/29/1970                                           7.83
 4/30/1970                                           7.95
  5/1/1970                                           7.98
  5/4/1970                                           8.05
  5/5/1970                                           8.02
  5/6/1970                                           8.01
  5/7/1970                                           7.94
  5/8/1970                                           7.88
 5/11/1970                                           7.97
 5/12/1970                                           7.97
 5/13/1970                                           7.98
 5/14/1970                                           8.01
 5/15/1970                                           7.96
 5/18/1970                                           7.93
 5/19/1970                                           7.92
 5/20/1970                                           7.98
 5/21/1970                                           8.00
 5/22/1970                                           8.02
 5/25/1970                                           8.08
 5/26/1970                                           8.04
 5/27/1970                                           7.92
 5/28/1970                                           7.86
 5/29/1970                                           7.83
  6/1/1970                                           7.73
  6/2/1970                                           7.74
  6/3/1970                                           7.74
  6/4/1970                                           7.76
  6/5/1970                                           7.88
  6/8/1970                                           7.87
  6/9/1970                                           7.83
 6/10/1970                                           7.82
 6/11/1970                                           7.89
 6/12/1970                                           7.98
 6/15/1970                                           7.98
 6/16/1970                                           7.90
 6/17/1970                                           7.96
 6/18/1970                                           7.96
 6/19/1970                                           7.94
 6/22/1970                                           7.88
 6/23/1970                                           7.84
 6/24/1970                                           7.84
 6/25/1970                                           7.83
 6/26/1970                                           7.84
 6/29/1970                                           7.80
 6/30/1970                                           7.77
  7/1/1970                                           7.69
  7/2/1970                                           7.62
  7/3/1970                                             ND
  7/6/1970                                           7.62
  7/7/1970                                           7.63
  7/8/1970                                           7.65
  7/9/1970                                           7.64
 7/10/1970                                           7.64
 7/13/1970                                           7.62
 7/14/1970                                           7.59
 7/15/1970                                           7.54
 7/16/1970                                           7.48
 7/17/1970                                           7.52
 7/20/1970                                           7.59
 7/21/1970                                           7.58
 7/22/1970                                           7.56
 7/23/1970                                           7.47
 7/24/1970                                           7.54
 7/27/1970                                           7.59
 7/28/1970                                           7.62
 7/29/1970                                           7.61
 7/30/1970                                           7.59
 7/31/1970                                           7.58
  8/3/1970                                           7.60
  8/4/1970                                           7.62
  8/5/1970                                           7.62
  8/6/1970                                           7.62
  8/7/1970                                           7.63
 8/10/1970                                           7.69
 8/11/1970                                           7.67
 8/12/1970                                           7.64
 8/13/1970                                           7.62
 8/14/1970                                           7.66
 8/17/1970                                           7.68
 8/18/1970                                           7.65
 8/19/1970                                           7.59
 8/20/1970                                           7.57
 8/21/1970                                           7.53
 8/24/1970                                           7.44
 8/25/1970                                           7.42
 8/26/1970                                           7.42
 8/27/1970                                           7.45
 8/28/1970                                           7.45
 8/31/1970                                           7.45
  9/1/1970                                           7.43
  9/2/1970                                           7.43
  9/3/1970                                           7.42
  9/4/1970                                           7.37
  9/7/1970                                             ND
  9/8/1970                                           7.40
  9/9/1970                                           7.44
 9/10/1970                                           7.43
 9/11/1970                                           7.40
 9/14/1970                                           7.38
 9/15/1970                                           7.37
 9/16/1970                                           7.31
 9/17/1970                                           7.24
 9/18/1970                                           7.24
 9/21/1970                                           7.22
 9/22/1970                                           7.19
 9/23/1970                                           7.10
 9/24/1970                                           7.13
 9/25/1970                                           7.14
 9/28/1970                                           7.19
 9/29/1970                                           7.18
 9/30/1970                                           7.18
 10/1/1970                                           7.19
 10/2/1970                                           7.17
 10/5/1970                                           7.15
 10/6/1970                                           7.09
 10/7/1970                                           7.07
 10/8/1970                                           7.10
 10/9/1970                                           7.07
10/12/1970                                             ND
10/13/1970                                           7.07
10/14/1970                                           7.08
10/15/1970                                           7.10
10/16/1970                                           7.11
10/19/1970                                           7.16
10/20/1970                                           7.14
10/21/1970                                           7.15
10/22/1970                                           7.18
10/23/1970                                           7.17
10/26/1970                                           7.17
10/27/1970                                           7.11
10/28/1970                                           7.07
10/29/1970                                           7.03
10/30/1970                                           7.04
 11/2/1970                                           6.95
 11/3/1970                                             ND
 11/4/1970                                           6.96
 11/5/1970                                           6.89
 11/6/1970                                           6.86
 11/9/1970                                           6.73
11/10/1970                                           6.76
11/11/1970                                             ND
11/12/1970                                           6.75
11/13/1970                                           6.69
11/16/1970                                           6.63
11/17/1970                                           6.58
11/18/1970                                           6.43
11/19/1970                                           6.29
11/20/1970                                           6.01
11/23/1970                                           5.91
11/24/1970                                           6.06
11/25/1970                                           5.97
11/26/1970                                             ND
11/27/1970                                           5.97
11/30/1970                                           5.99
 12/1/1970                                           6.00
 12/2/1970                                           5.95
 12/3/1970                                           5.88
 12/4/1970                                           5.85
 12/7/1970                                           5.89
 12/8/1970                                           5.92
 12/9/1970                                           5.97
12/10/1970                                           5.95
12/11/1970                                           5.89
12/14/1970                                           5.87
12/15/1970                                           5.90
12/16/1970                                           5.90
12/17/1970                                           5.90
12/18/1970                                           5.94
12/21/1970                                           6.02
12/22/1970                                           6.07
12/23/1970                                           6.05
12/24/1970                                           5.98
12/25/1970                                             ND
12/28/1970                                           6.00
12/29/1970                                           6.03
12/30/1970                                           5.98
12/31/1970                                           5.98
  1/1/1971                                             ND
  1/4/1971                                           5.98
  1/5/1971                                           6.04
  1/6/1971                                           6.06
  1/7/1971                                           6.06
  1/8/1971                                           6.06
 1/11/1971                                           6.01
 1/12/1971                                           5.98
 1/13/1971                                           5.91
 1/14/1971                                           5.85
 1/15/1971                                           5.84
 1/18/1971                                           5.86
 1/19/1971                                           5.86
 1/20/1971                                           5.82
 1/21/1971                                           5.75
 1/22/1971                                           5.77
 1/25/1971                                           5.76
 1/26/1971                                           5.80
 1/27/1971                                           5.79
 1/28/1971                                           5.78
 1/29/1971                                           5.78
  2/1/1971                                           5.79
  2/2/1971                                           5.77
  2/3/1971                                           5.78
  2/4/1971                                           5.74
  2/5/1971                                           5.72
  2/8/1971                                           5.69
  2/9/1971                                           5.62
 2/10/1971                                           5.64
 2/11/1971                                           5.61
 2/12/1971                                             ND
 2/15/1971                                             ND
 2/16/1971                                           5.59
 2/17/1971                                           5.51
 2/18/1971                                           5.42
 2/19/1971                                           5.36
 2/22/1971                                           5.39
 2/23/1971                                           5.41
 2/24/1971                                           5.38
 2/25/1971                                           5.34
 2/26/1971                                           5.36
  3/1/1971                                           5.35
  3/2/1971                                           5.35
  3/3/1971                                           5.31
  3/4/1971                                           5.25
  3/5/1971                                           5.22
  3/8/1971                                           5.16
  3/9/1971                                           5.04
 3/10/1971                                           4.99
 3/11/1971                                           4.88
 3/12/1971                                           4.97
 3/15/1971                                           4.93
 3/16/1971                                           4.90
 3/17/1971                                           4.83
 3/18/1971                                           4.78
 3/19/1971                                           4.79
 3/22/1971                                           4.74
 3/23/1971                                           4.77
 3/24/1971                                           4.82
 3/25/1971                                           4.86
 3/26/1971                                           4.98
 3/29/1971                                           5.07
 3/30/1971                                           5.04
 3/31/1971                                           5.06
  4/1/1971                                           5.16
  4/2/1971                                           5.22
  4/5/1971                                           5.30
  4/6/1971                                           5.27
  4/7/1971                                           5.29
  4/8/1971                                           5.42
  4/9/1971                                             ND
 4/12/1971                                           5.63
 4/13/1971                                           5.54
 4/14/1971                                           5.58
 4/15/1971                                           5.58
 4/16/1971                                           5.61
 4/19/1971                                           5.66
 4/20/1971                                           5.78
 4/21/1971                                           5.88
 4/22/1971                                           5.85
 4/23/1971                                           5.86
 4/26/1971                                           5.89
 4/27/1971                                           5.97
 4/28/1971                                           5.99
 4/29/1971                                           6.14
 4/30/1971                                           6.08
  5/3/1971                                           6.09
  5/4/1971                                           6.14
  5/5/1971                                           6.20
  5/6/1971                                           6.20
  5/7/1971                                           6.18
 5/10/1971                                           6.13
 5/11/1971                                           6.17
 5/12/1971                                           6.25
 5/13/1971                                           6.33
 5/14/1971                                           6.38
 5/17/1971                                           6.50
 5/18/1971                                           6.60
 5/19/1971                                           6.49
 5/20/1971                                           6.32
 5/21/1971                                           6.41
 5/24/1971                                           6.37
 5/25/1971                                           6.30
 5/26/1971                                           6.18
 5/27/1971                                           6.16
 5/28/1971                                           6.24
 5/31/1971                                             ND
  6/1/1971                                           6.27
  6/2/1971                                           6.13
  6/3/1971                                           6.13
  6/4/1971                                           6.22
  6/7/1971                                           6.36
  6/8/1971                                           6.37
  6/9/1971                                           6.45
 6/10/1971                                           6.48
 6/11/1971                                           6.50
 6/14/1971                                           6.66
 6/15/1971                                           6.76
 6/16/1971                                           6.66
 6/17/1971                                           6.67
 6/18/1971                                           6.61
 6/21/1971                                           6.51
 6/22/1971                                           6.61
 6/23/1971                                           6.58
 6/24/1971                                           6.61
 6/25/1971                                           6.66
 6/28/1971                                           6.73
 6/29/1971                                           6.82
 6/30/1971                                           6.86
  7/1/1971                                           6.83
  7/2/1971                                           6.81
  7/5/1971                                             ND
  7/6/1971                                           6.80
  7/7/1971                                           6.76
  7/8/1971                                           6.77
  7/9/1971                                           6.80
 7/12/1971                                           6.68
 7/13/1971                                           6.70
 7/14/1971                                           6.71
 7/15/1971                                           6.71
 7/16/1971                                           6.79
 7/19/1971                                           6.88
 7/20/1971                                           6.85
 7/21/1971                                           6.85
 7/22/1971                                           6.93
 7/23/1971                                           6.97
 7/26/1971                                           7.00
 7/27/1971                                           7.02
 7/28/1971                                           7.03
 7/29/1971                                           7.00
 7/30/1971                                           6.96
  8/2/1971                                           6.94
  8/3/1971                                           7.02
  8/4/1971                                           7.01
  8/5/1971                                           6.98
  8/6/1971                                           6.98
  8/9/1971                                           7.01
 8/10/1971                                           7.03
 8/11/1971                                           7.00
 8/12/1971                                           6.90
 8/13/1971                                           6.78
 8/16/1971                                           6.39
 8/17/1971                                           6.17
 8/18/1971                                           6.22
 8/19/1971                                           6.15
 8/20/1971                                           6.19
 8/23/1971                                           6.33
 8/24/1971                                           6.19
 8/25/1971                                           6.22
 8/26/1971                                           6.20
 8/27/1971                                           6.16
 8/30/1971                                           6.15
 8/31/1971                                           6.07
  9/1/1971                                           6.09
  9/2/1971                                           6.05
  9/3/1971                                           6.02
  9/6/1971                                             ND
  9/7/1971                                           6.00
  9/8/1971                                           6.05
  9/9/1971                                           6.15
 9/10/1971                                           6.17
 9/13/1971                                           6.24
 9/14/1971                                           6.21
 9/15/1971                                           6.16
 9/16/1971                                           6.13
 9/17/1971                                           6.09
 9/20/1971                                           6.16
 9/21/1971                                           6.19
 9/22/1971                                           6.22
 9/23/1971                                           6.21
 9/24/1971                                           6.19
 9/27/1971                                           6.17
 9/28/1971                                           6.18
 9/29/1971                                           6.14
 9/30/1971                                           6.06
 10/1/1971                                           6.04
 10/4/1971                                           6.04
 10/5/1971                                           6.10
 10/6/1971                                           6.06
 10/7/1971                                           6.07
 10/8/1971                                           6.03
10/11/1971                                             ND
10/12/1971                                           5.95
10/13/1971                                           5.88
10/14/1971                                           5.87
10/15/1971                                           5.88
10/18/1971                                           5.92
10/19/1971                                           5.92
10/20/1971                                           5.84
10/21/1971                                           5.84
10/22/1971                                           5.84
10/25/1971                                             ND
10/26/1971                                           5.84
10/27/1971                                           5.86
10/28/1971                                           5.83
10/29/1971                                           5.78
 11/1/1971                                           5.75
 11/2/1971                                             ND
 11/3/1971                                           5.72
 11/4/1971                                           5.74
 11/5/1971                                           5.72
 11/8/1971                                           5.77
 11/9/1971                                           5.77
11/10/1971                                           5.83
11/11/1971                                           5.80
11/12/1971                                           5.73
11/15/1971                                           5.71
11/16/1971                                           5.71
11/17/1971                                           5.71
11/18/1971                                           5.71
11/19/1971                                           5.76
11/22/1971                                           5.81
11/23/1971                                           5.90
11/24/1971                                           5.93
11/25/1971                                             ND
11/26/1971                                           5.85
11/29/1971                                           5.86
11/30/1971                                           5.84
 12/1/1971                                           5.80
 12/2/1971                                           5.76
 12/3/1971                                           5.72
 12/6/1971                                           5.74
 12/7/1971                                           5.78
 12/8/1971                                           5.75
 12/9/1971                                           5.79
12/10/1971                                           5.77
12/13/1971                                           5.71
12/14/1971                                           5.75
12/15/1971                                           5.76
12/16/1971                                           5.73
12/17/1971                                           5.70
12/20/1971                                           5.73
12/21/1971                                           5.73
12/22/1971                                           5.71
12/23/1971                                           5.64
12/24/1971                                             ND
12/27/1971                                           5.55
12/28/1971                                           5.49
12/29/1971                                           5.54
12/30/1971                                           5.52
12/31/1971                                           5.50
  1/3/1972                                           5.55
  1/4/1972                                           5.55
  1/5/1972                                           5.56
  1/6/1972                                           5.53
  1/7/1972                                           5.51
 1/10/1972                                           5.48
 1/11/1972                                           5.50
 1/12/1972                                           5.50
 1/13/1972                                           5.47
 1/14/1972                                           5.48
 1/17/1972                                           5.52
 1/18/1972                                           5.56
 1/19/1972                                           5.64
 1/20/1972                                           5.66
 1/21/1972                                           5.68
 1/24/1972                                           5.72
 1/25/1972                                           5.68
 1/26/1972                                           5.66
 1/27/1972                                           5.72
 1/28/1972                                           5.74
 1/31/1972                                           5.75
  2/1/1972                                           5.78
  2/2/1972                                           5.75
  2/3/1972                                           5.77
  2/4/1972                                           5.72
  2/7/1972                                           5.73
  2/8/1972                                           5.74
  2/9/1972                                           5.73
 2/10/1972                                           5.69
 2/11/1972                                           5.70
 2/14/1972                                           5.68
 2/15/1972                                           5.67
 2/16/1972                                           5.63
 2/17/1972                                           5.63
 2/18/1972                                           5.64
 2/21/1972                                             ND
 2/22/1972                                           5.64
 2/23/1972                                           5.68
 2/24/1972                                           5.66
 2/25/1972                                           5.65
 2/28/1972                                           5.66
 2/29/1972                                           5.68
  3/1/1972                                           5.66
  3/2/1972                                           5.62
  3/3/1972                                           5.64
  3/6/1972                                           5.66
  3/7/1972                                           5.68
  3/8/1972                                           5.70
  3/9/1972                                           5.74
 3/10/1972                                           5.81
 3/13/1972                                           5.90
 3/14/1972                                           5.91
 3/15/1972                                           5.98
 3/16/1972                                           5.94
 3/17/1972                                           5.98
 3/20/1972                                           5.97
 3/21/1972                                           5.92
 3/22/1972                                           5.88
 3/23/1972                                           5.95
 3/24/1972                                           6.00
 3/27/1972                                           5.99
 3/28/1972                                           6.03
 3/29/1972                                           6.09
 3/30/1972                                           6.10
 3/31/1972                                             ND
  4/3/1972                                           6.15
  4/4/1972                                           6.24
  4/5/1972                                           6.21
  4/6/1972                                           6.22
  4/7/1972                                           6.22
 4/10/1972                                           6.18
 4/11/1972                                           6.23
 4/12/1972                                           6.28
 4/13/1972                                           6.28
 4/14/1972                                           6.23
 4/17/1972                                           6.21
 4/18/1972                                           6.20
 4/19/1972                                           6.20
 4/20/1972                                           6.18
 4/21/1972                                           6.18
 4/24/1972                                           6.17
 4/25/1972                                           6.14
 4/26/1972                                           6.10
 4/27/1972                                           5.90
 4/28/1972                                           5.89
  5/1/1972                                           5.85
  5/2/1972                                           5.88
  5/3/1972                                           5.91
  5/4/1972                                           5.92
  5/5/1972                                           5.91
  5/8/1972                                           5.92
  5/9/1972                                           5.95
 5/10/1972                                           5.92
 5/11/1972                                           5.90
 5/12/1972                                           5.85
 5/15/1972                                           5.84
 5/16/1972                                           5.86
 5/17/1972                                           5.88
 5/18/1972                                           5.86
 5/19/1972                                           5.84
 5/22/1972                                           5.81
 5/23/1972                                           5.78
 5/24/1972                                           5.80
 5/25/1972                                           5.77
 5/26/1972                                           5.77
 5/29/1972                                             ND
 5/30/1972                                           5.75
 5/31/1972                                           5.79
  6/1/1972                                           5.82
  6/2/1972                                           5.84
  6/5/1972                                           5.86
  6/6/1972                                           5.88
  6/7/1972                                           5.86
  6/8/1972                                           5.87
  6/9/1972                                           5.86
 6/12/1972                                           5.86
 6/13/1972                                           5.87
 6/14/1972                                           5.86
 6/15/1972                                           5.86
 6/16/1972                                           5.89
 6/19/1972                                           5.88
 6/20/1972                                           5.90
 6/21/1972                                           5.94
 6/22/1972                                           5.98
 6/23/1972                                           5.98
 6/26/1972                                           6.00
 6/27/1972                                           5.98
 6/28/1972                                           5.96
 6/29/1972                                           6.00
 6/30/1972                                           6.00
  7/3/1972                                           6.00
  7/4/1972                                             ND
  7/5/1972                                           5.96
  7/6/1972                                           5.93
  7/7/1972                                           5.98
 7/10/1972                                           5.98
 7/11/1972                                           5.98
 7/12/1972                                           5.97
 7/13/1972                                           5.96
 7/14/1972                                           5.93
 7/17/1972                                           5.94
 7/18/1972                                           5.96
 7/19/1972                                           5.94
 7/20/1972                                           5.97
 7/21/1972                                           5.99
 7/24/1972                                           5.99
 7/25/1972                                           5.98
 7/26/1972                                           5.98
 7/27/1972                                           6.02
 7/28/1972                                           6.00
 7/31/1972                                           5.98
  8/1/1972                                           5.98
  8/2/1972                                           5.95
  8/3/1972                                           5.96
  8/4/1972                                           5.98
  8/7/1972                                           5.98
  8/8/1972                                           5.97
  8/9/1972                                           5.94
 8/10/1972                                           5.95
 8/11/1972                                           5.95
 8/14/1972                                           5.96
 8/15/1972                                           5.96
 8/16/1972                                           5.96
 8/17/1972                                           5.96
 8/18/1972                                           5.98
 8/21/1972                                           5.98
 8/22/1972                                           5.99
 8/23/1972                                           6.02
 8/24/1972                                           6.04
 8/25/1972                                           6.13
 8/28/1972                                           6.17
 8/29/1972                                           6.19
 8/30/1972                                           6.22
 8/31/1972                                           6.21
  9/1/1972                                           6.20
  9/4/1972                                             ND
  9/5/1972                                           6.24
  9/6/1972                                           6.26
  9/7/1972                                           6.28
  9/8/1972                                           6.30
 9/11/1972                                           6.28
 9/12/1972                                           6.28
 9/13/1972                                           6.31
 9/14/1972                                           6.32
 9/15/1972                                           6.27
 9/18/1972                                           6.22
 9/19/1972                                           6.22
 9/20/1972                                           6.23
 9/21/1972                                           6.25
 9/22/1972                                           6.28
 9/25/1972                                           6.27
 9/26/1972                                           6.22
 9/27/1972                                           6.21
 9/28/1972                                           6.19
 9/29/1972                                           6.18
 10/2/1972                                           6.17
 10/3/1972                                           6.23
 10/4/1972                                           6.20
 10/5/1972                                           6.19
 10/6/1972                                           6.18
 10/9/1972                                             ND
10/10/1972                                           6.15
10/11/1972                                           6.16
10/12/1972                                           6.19
10/13/1972                                           6.19
10/16/1972                                           6.17
10/17/1972                                           6.17
10/18/1972                                           6.19
10/19/1972                                           6.19
10/20/1972                                           6.19
10/23/1972                                             ND
10/24/1972                                           6.16
10/25/1972                                           6.17
10/26/1972                                           6.16
10/27/1972                                           6.18
10/30/1972                                           6.20
10/31/1972                                           6.20
 11/1/1972                                           6.20
 11/2/1972                                           6.15
 11/3/1972                                           6.13
 11/6/1972                                           6.11
 11/7/1972                                             ND
 11/8/1972                                           6.15
 11/9/1972                                           6.16
11/10/1972                                           6.15
11/13/1972                                           6.11
11/14/1972                                           6.10
11/15/1972                                           6.06
11/16/1972                                           6.08
11/17/1972                                           6.10
11/20/1972                                           6.08
11/21/1972                                           6.09
11/22/1972                                           6.09
11/23/1972                                             ND
11/24/1972                                           6.10
11/27/1972                                           6.13
11/28/1972                                           6.12
11/29/1972                                           6.10
11/30/1972                                           6.12
 12/1/1972                                           6.12
 12/4/1972                                           6.13
 12/5/1972                                           6.14
 12/6/1972                                           6.13
 12/7/1972                                           6.12
 12/8/1972                                           6.14
12/11/1972                                           6.15
12/12/1972                                           6.13
12/13/1972                                           6.12
12/14/1972                                           6.11
12/15/1972                                           6.11
12/18/1972                                           6.18
12/19/1972                                           6.18
12/20/1972                                           6.18
12/21/1972                                           6.17
12/22/1972                                           6.19
12/25/1972                                             ND
12/26/1972                                           6.19
12/27/1972                                           6.20
12/28/1972                                           6.22
12/29/1972                                           6.26
  1/1/1973                                             ND
  1/2/1973                                           6.29
  1/3/1973                                           6.26
  1/4/1973                                           6.23
  1/5/1973                                           6.27
  1/8/1973                                           6.30
  1/9/1973                                           6.30
 1/10/1973                                           6.31
 1/11/1973                                           6.31
 1/12/1973                                           6.33
 1/15/1973                                           6.31
 1/16/1973                                           6.32
 1/17/1973                                           6.30
 1/18/1973                                           6.32
 1/19/1973                                           6.36
 1/22/1973                                           6.38
 1/23/1973                                           6.35
 1/24/1973                                           6.39
 1/25/1973                                           6.41
 1/26/1973                                           6.44
 1/29/1973                                           6.44
 1/30/1973                                           6.44
 1/31/1973                                           6.45
  2/1/1973                                           6.56
  2/2/1973                                           6.58
  2/5/1973                                           6.58
  2/6/1973                                           6.58
  2/7/1973                                           6.57
  2/8/1973                                           6.55
  2/9/1973                                           6.51
 2/12/1973                                             ND
 2/13/1973                                           6.54
 2/14/1973                                           6.54
 2/15/1973                                           6.53
 2/16/1973                                           6.55
 2/19/1973                                             ND
 2/20/1973                                           6.65
 2/21/1973                                           6.65
 2/22/1973                                           6.64
 2/23/1973                                           6.60
 2/26/1973                                           6.72
 2/27/1973                                           6.72
 2/28/1973                                           6.73
  3/1/1973                                           6.72
  3/2/1973                                           6.77
  3/5/1973                                           6.79
  3/6/1973                                           6.83
  3/7/1973                                           6.80
  3/8/1973                                           6.83
  3/9/1973                                           6.83
 3/12/1973                                           6.84
 3/13/1973                                           6.81
 3/14/1973                                           6.82
 3/15/1973                                           6.85
 3/16/1973                                           6.92
 3/19/1973                                           6.85
 3/20/1973                                           6.85
 3/21/1973                                           6.83
 3/22/1973                                           6.84
 3/23/1973                                           6.84
 3/26/1973                                           6.76
 3/27/1973                                           6.74
 3/28/1973                                           6.69
 3/29/1973                                           6.68
 3/30/1973                                           6.81
  4/2/1973                                           6.81
  4/3/1973                                           6.77
  4/4/1973                                           6.71
  4/5/1973                                           6.70
  4/6/1973                                           6.59
  4/9/1973                                           6.55
 4/10/1973                                           6.58
 4/11/1973                                           6.63
 4/12/1973                                           6.64
 4/13/1973                                           6.55
 4/16/1973                                           6.57
 4/17/1973                                           6.66
 4/18/1973                                           6.67
 4/19/1973                                           6.71
 4/20/1973                                             ND
 4/23/1973                                           6.76
 4/24/1973                                           6.73
 4/25/1973                                           6.72
 4/26/1973                                           6.67
 4/27/1973                                           6.70
 4/30/1973                                           6.73
  5/1/1973                                           6.77
  5/2/1973                                           6.78
  5/3/1973                                           6.80
  5/4/1973                                           6.83
  5/7/1973                                           6.83
  5/8/1973                                           6.80
  5/9/1973                                           6.78
 5/10/1973                                           6.77
 5/11/1973                                           6.81
 5/14/1973                                           6.80
 5/15/1973                                           6.78
 5/16/1973                                           6.76
 5/17/1973                                           6.81
 5/18/1973                                           6.83
 5/21/1973                                           6.86
 5/22/1973                                           6.86
 5/23/1973                                           6.84
 5/24/1973                                           6.80
 5/25/1973                                           6.78
 5/28/1973                                             ND
 5/29/1973                                           6.80
 5/30/1973                                           6.80
 5/31/1973                                           6.78
  6/1/1973                                           6.78
  6/4/1973                                           6.80
  6/5/1973                                           6.70
  6/6/1973                                           6.57
  6/7/1973                                           6.61
  6/8/1973                                           6.59
 6/11/1973                                           6.62
 6/12/1973                                           6.61
 6/13/1973                                           6.62
 6/14/1973                                           6.62
 6/15/1973                                           6.63
 6/18/1973                                           6.65
 6/19/1973                                           6.66
 6/20/1973                                           6.66
 6/21/1973                                           6.67
 6/22/1973                                           6.70
 6/25/1973                                           6.74
 6/26/1973                                           6.76
 6/27/1973                                           6.78
 6/28/1973                                           6.82
 6/29/1973                                           6.90
  7/2/1973                                           7.00
  7/3/1973                                           7.03
  7/4/1973                                             ND
  7/5/1973                                           7.02
  7/6/1973                                           7.07
  7/9/1973                                           7.18
 7/10/1973                                           7.11
 7/11/1973                                           7.11
 7/12/1973                                           7.12
 7/13/1973                                           7.17
 7/16/1973                                           7.21
 7/17/1973                                           7.22
 7/18/1973                                           7.26
 7/19/1973                                           7.39
 7/20/1973                                           7.48
 7/23/1973                                           7.45
 7/24/1973                                           7.50
 7/25/1973                                           7.56
 7/26/1973                                           7.70
 7/27/1973                                           7.78
 7/30/1973                                           7.80
 7/31/1973                                           7.87
  8/1/1973                                           7.94
  8/2/1973                                           7.86
  8/3/1973                                           7.98
  8/6/1973                                           8.06
  8/7/1973                                           8.13
  8/8/1973                                           7.97
  8/9/1973                                           8.01
 8/10/1973                                           7.96
 8/13/1973                                           7.84
 8/14/1973                                           7.81
 8/15/1973                                           7.71
 8/16/1973                                           7.54
 8/17/1973                                           7.41
 8/20/1973                                           7.50
 8/21/1973                                           7.47
 8/22/1973                                           7.51
 8/23/1973                                           7.31
 8/24/1973                                           7.15
 8/27/1973                                           7.23
 8/28/1973                                           7.31
 8/29/1973                                           7.22
 8/30/1973                                           7.26
 8/31/1973                                           7.28
  9/3/1973                                             ND
  9/4/1973                                           7.22
  9/5/1973                                           7.12
  9/6/1973                                           7.12
  9/7/1973                                           7.10
 9/10/1973                                           7.23
 9/11/1973                                           7.33
 9/12/1973                                           7.33
 9/13/1973                                           7.36
 9/14/1973                                           7.29
 9/17/1973                                           7.11
 9/18/1973                                           6.99
 9/19/1973                                           7.02
 9/20/1973                                           6.95
 9/21/1973                                           6.91
 9/24/1973                                           6.81
 9/25/1973                                           6.79
 9/26/1973                                           6.82
 9/27/1973                                           6.80
 9/28/1973                                           6.72
 10/1/1973                                           6.75
 10/2/1973                                           6.88
 10/3/1973                                           6.82
 10/4/1973                                           6.88
 10/5/1973                                           6.72
 10/8/1973                                             ND
 10/9/1973                                           6.68
10/10/1973                                           6.74
10/11/1973                                           6.74
10/12/1973                                           6.68
10/15/1973                                           6.75
10/16/1973                                           6.80
10/17/1973                                           6.79
10/18/1973                                           6.77
10/19/1973                                           6.75
10/22/1973                                             ND
10/23/1973                                           6.80
10/24/1973                                           6.81
10/25/1973                                           6.76
10/26/1973                                           6.76
10/29/1973                                           6.77
10/30/1973                                           6.75
10/31/1973                                           6.80
 11/1/1973                                           6.83
 11/2/1973                                           6.85
 11/5/1973                                           7.00
 11/6/1973                                             ND
 11/7/1973                                           6.98
 11/8/1973                                           6.91
 11/9/1973                                           6.93
11/12/1973                                           7.03
11/13/1973                                           7.16
11/14/1973                                           7.19
11/15/1973                                           7.10
11/16/1973                                           7.05
11/19/1973                                           6.91
11/20/1973                                           6.90
11/21/1973                                           6.80
11/22/1973                                             ND
11/23/1973                                           6.81
11/26/1973                                           6.76
11/27/1973                                           6.77
11/28/1973                                           6.80
11/29/1973                                           6.80
11/30/1973                                           6.77
 12/3/1973                                           6.84
 12/4/1973                                           6.85
 12/5/1973                                           6.90
 12/6/1973                                           6.91
 12/7/1973                                           6.88
12/10/1973                                           6.72
12/11/1973                                           6.77
12/12/1973                                           6.73
12/13/1973                                           6.76
12/14/1973                                           6.74
12/17/1973                                           6.71
12/18/1973                                           6.75
12/19/1973                                           6.75
12/20/1973                                           6.73
12/21/1973                                           6.75
12/24/1973                                             ND
12/25/1973                                             ND
12/26/1973                                           6.87
12/27/1973                                           6.84
12/28/1973                                           6.81
12/31/1973                                           6.83
  1/1/1974                                             ND
  1/2/1974                                           6.86
  1/3/1974                                           6.83
  1/4/1974                                           6.83
  1/7/1974                                           6.86
  1/8/1974                                           6.87
  1/9/1974                                           6.87
 1/10/1974                                           6.91
 1/11/1974                                           6.96
 1/14/1974                                           6.98
 1/15/1974                                           6.94
 1/16/1974                                           6.96
 1/17/1974                                           6.93
 1/18/1974                                           6.94
 1/21/1974                                           6.99
 1/22/1974                                           7.05
 1/23/1974                                           7.08
 1/24/1974                                           7.06
 1/25/1974                                           7.06
 1/28/1974                                           7.01
 1/29/1974                                           7.00
 1/30/1974                                           6.97
 1/31/1974                                           6.91
  2/1/1974                                           6.85
  2/4/1974                                           6.80
  2/5/1974                                           6.80
  2/6/1974                                           6.77
  2/7/1974                                           6.82
  2/8/1974                                           6.79
 2/11/1974                                           6.78
 2/12/1974                                             ND
 2/13/1974                                           6.76
 2/14/1974                                           6.72
 2/15/1974                                           6.74
 2/18/1974                                             ND
 2/19/1974                                           6.76
 2/20/1974                                           6.77
 2/21/1974                                           6.81
 2/22/1974                                           6.82
 2/25/1974                                           6.83
 2/26/1974                                           6.94
 2/27/1974                                           6.96
 2/28/1974                                           6.98
  3/1/1974                                           7.06
  3/4/1974                                           7.08
  3/5/1974                                           7.08
  3/6/1974                                           7.02
  3/7/1974                                           7.01
  3/8/1974                                           7.09
 3/11/1974                                           7.12
 3/12/1974                                           7.12
 3/13/1974                                           7.16
 3/14/1974                                           7.14
 3/15/1974                                           7.22
 3/18/1974                                           7.32
 3/19/1974                                           7.33
 3/20/1974                                           7.40
 3/21/1974                                           7.56
 3/22/1974                                           7.65
 3/25/1974                                           7.68
 3/26/1974                                           7.62
 3/27/1974                                           7.59
 3/28/1974                                           7.67
 3/29/1974                                           7.65
  4/1/1974                                           7.67
  4/2/1974                                           7.71
  4/3/1974                                           7.75
  4/4/1974                                           7.88
  4/5/1974                                           7.97
  4/8/1974                                           7.92
  4/9/1974                                           7.92
 4/10/1974                                           7.84
 4/11/1974                                           7.83
 4/12/1974                                             ND
 4/15/1974                                           7.75
 4/16/1974                                           7.88
 4/17/1974                                           7.88
 4/18/1974                                           7.97
 4/19/1974                                           7.93
 4/22/1974                                           7.95
 4/23/1974                                           7.96
 4/24/1974                                           7.95
 4/25/1974                                           8.04
 4/26/1974                                           8.11
 4/29/1974                                           8.20
 4/30/1974                                           8.21
  5/1/1974                                           8.16
  5/2/1974                                           8.20
  5/3/1974                                           8.35
  5/6/1974                                           8.42
  5/7/1974                                           8.56
  5/8/1974                                           8.46
  5/9/1974                                           8.47
 5/10/1974                                           8.19
 5/13/1974                                           8.06
 5/14/1974                                           8.13
 5/15/1974                                           8.10
 5/16/1974                                           8.12
 5/17/1974                                           8.21
 5/20/1974                                           8.21
 5/21/1974                                           8.13
 5/22/1974                                           8.07
 5/23/1974                                           7.98
 5/24/1974                                           7.94
 5/27/1974                                             ND
 5/28/1974                                           8.05
 5/29/1974                                           8.06
 5/30/1974                                           8.02
 5/31/1974                                           8.06
  6/3/1974                                           8.11
  6/4/1974                                           8.02
  6/5/1974                                           8.04
  6/6/1974                                           8.00
  6/7/1974                                           7.93
 6/10/1974                                           7.93
 6/11/1974                                           7.95
 6/12/1974                                           8.03
 6/13/1974                                           8.10
 6/14/1974                                           8.06
 6/17/1974                                           8.01
 6/18/1974                                           8.06
 6/19/1974                                           8.06
 6/20/1974                                           8.07
 6/21/1974                                           8.10
 6/24/1974                                           8.22
 6/25/1974                                           8.29
 6/26/1974                                           8.25
 6/27/1974                                           8.36
 6/28/1974                                           8.33
  7/1/1974                                           8.38
  7/2/1974                                           8.35
  7/3/1974                                           8.43
  7/4/1974                                             ND
  7/5/1974                                           8.51
  7/8/1974                                           8.63
  7/9/1974                                           8.63
 7/10/1974                                           8.58
 7/11/1974                                           8.54
 7/12/1974                                           8.41
 7/15/1974                                           8.42
 7/16/1974                                           8.42
 7/17/1974                                           8.38
 7/18/1974                                           8.38
 7/19/1974                                           8.29
 7/22/1974                                           8.18
 7/23/1974                                           8.15
 7/24/1974                                           8.06
 7/25/1974                                           8.04
 7/26/1974                                           8.24
 7/29/1974                                           8.32
 7/30/1974                                           8.47
 7/31/1974                                           8.46
  8/1/1974                                           8.57
  8/2/1974                                           8.68
  8/5/1974                                           8.61
  8/6/1974                                           8.53
  8/7/1974                                           8.62
  8/8/1974                                           8.59
  8/9/1974                                           8.62
 8/12/1974                                           8.58
 8/13/1974                                           8.60
 8/14/1974                                           8.58
 8/15/1974                                           8.57
 8/16/1974                                           8.53
 8/19/1974                                           8.53
 8/20/1974                                           8.56
 8/21/1974                                           8.65
 8/22/1974                                           8.74
 8/23/1974                                           8.79
 8/26/1974                                           8.77
 8/27/1974                                           8.72
 8/28/1974                                           8.71
 8/29/1974                                           8.68
 8/30/1974                                           8.63
  9/2/1974                                             ND
  9/3/1974                                           8.65
  9/4/1974                                           8.63
  9/5/1974                                           8.59
  9/6/1974                                           8.57
  9/9/1974                                           8.49
 9/10/1974                                           8.50
 9/11/1974                                           8.49
 9/12/1974                                           8.57
 9/13/1974                                           8.53
 9/16/1974                                           8.45
 9/17/1974                                           8.41
 9/18/1974                                           8.35
 9/19/1974                                           8.30
 9/20/1974                                           8.26
 9/23/1974                                           8.15
 9/24/1974                                           8.16
 9/25/1974                                           8.16
 9/26/1974                                           8.11
 9/27/1974                                           8.07
 9/30/1974                                           8.05
 10/1/1974                                           8.11
 10/2/1974                                           8.13
 10/3/1974                                           8.14
 10/4/1974                                           8.05
 10/7/1974                                           7.98
 10/8/1974                                           7.97
 10/9/1974                                           8.02
10/10/1974                                           7.99
10/11/1974                                           7.93
10/14/1974                                             ND
10/15/1974                                           7.92
10/16/1974                                           7.96
10/17/1974                                           7.98
10/18/1974                                           7.88
10/21/1974                                           7.85
10/22/1974                                           7.86
10/23/1974                                           7.88
10/24/1974                                           7.90
10/25/1974                                           7.92
10/28/1974                                           7.98
10/29/1974                                           7.95
10/30/1974                                           7.95
10/31/1974                                           7.94
 11/1/1974                                           7.95
 11/4/1974                                           7.91
 11/5/1974                                             ND
 11/6/1974                                           7.87
 11/7/1974                                           7.81
 11/8/1974                                           7.79
11/11/1974                                             ND
11/12/1974                                           7.76
11/13/1974                                           7.76
11/14/1974                                           7.70
11/15/1974                                           7.60
11/18/1974                                           7.61
11/19/1974                                           7.60
11/20/1974                                           7.55
11/21/1974                                           7.55
11/22/1974                                           7.54
11/25/1974                                           7.53
11/26/1974                                           7.56
11/27/1974                                           7.56
11/28/1974                                             ND
11/29/1974                                           7.56
 12/2/1974                                           7.60
 12/3/1974                                           7.64
 12/4/1974                                           7.57
 12/5/1974                                           7.52
 12/6/1974                                           7.47
 12/9/1974                                           7.25
12/10/1974                                           7.27
12/11/1974                                           7.22
12/12/1974                                           7.26
12/13/1974                                           7.20
12/16/1974                                           7.21
12/17/1974                                           7.13
12/18/1974                                           7.09
12/19/1974                                           7.10
12/20/1974                                           7.10
12/23/1974                                           7.29
12/24/1974                                           7.33
12/25/1974                                             ND
12/26/1974                                           7.27
12/27/1974                                           7.27
12/30/1974                                           7.34
12/31/1974                                           7.36
  1/1/1975                                             ND
  1/2/1975                                           7.34
  1/3/1975                                           7.36
  1/6/1975                                           7.34
  1/7/1975                                           7.35
  1/8/1975                                           7.32
  1/9/1975                                           7.29
 1/10/1975                                           7.34
 1/13/1975                                           7.40
 1/14/1975                                           7.41
 1/15/1975                                           7.49
 1/16/1975                                           7.48
 1/17/1975                                           7.45
 1/20/1975                                           7.54
 1/21/1975                                           7.48
 1/22/1975                                           7.45
 1/23/1975                                           7.50
 1/24/1975                                           7.45
 1/27/1975                                           7.44
 1/28/1975                                           7.42
 1/29/1975                                           7.38
 1/30/1975                                           7.35
 1/31/1975                                           7.34
  2/3/1975                                           7.25
  2/4/1975                                           7.19
  2/5/1975                                           7.08
  2/6/1975                                           7.11
  2/7/1975                                           7.11
 2/10/1975                                           7.22
 2/11/1975                                           7.19
 2/12/1975                                             ND
 2/13/1975                                           7.19
 2/14/1975                                           7.07
 2/17/1975                                             ND
 2/18/1975                                           7.00
 2/19/1975                                           6.93
 2/20/1975                                           7.00
 2/21/1975                                           7.03
 2/24/1975                                           7.03
 2/25/1975                                           7.13
 2/26/1975                                           7.20
 2/27/1975                                           7.17
 2/28/1975                                           7.13
  3/3/1975                                           7.20
  3/4/1975                                           7.22
  3/5/1975                                           7.14
  3/6/1975                                           7.16
  3/7/1975                                           7.21
 3/10/1975                                           7.25
 3/11/1975                                           7.20
 3/12/1975                                           7.20
 3/13/1975                                           7.19
 3/14/1975                                           7.21
 3/17/1975                                           7.32
 3/18/1975                                           7.31
 3/19/1975                                           7.39
 3/20/1975                                           7.37
 3/21/1975                                           7.40
 3/24/1975                                           7.45
 3/25/1975                                           7.43
 3/26/1975                                           7.46
 3/27/1975                                           7.46
 3/28/1975                                             ND
 3/31/1975                                           7.50
  4/1/1975                                           7.65
  4/2/1975                                           7.82
  4/3/1975                                           7.83
  4/4/1975                                           7.84
  4/7/1975                                           8.06
  4/8/1975                                           7.97
  4/9/1975                                           7.93
 4/10/1975                                           7.97
 4/11/1975                                           7.96
 4/14/1975                                           7.90
 4/15/1975                                           7.90
 4/16/1975                                           7.90
 4/17/1975                                           7.99
 4/18/1975                                           8.05
 4/21/1975                                           8.16
 4/22/1975                                           8.13
 4/23/1975                                           8.09
 4/24/1975                                           8.07
 4/25/1975                                           8.07
 4/28/1975                                           8.17
 4/29/1975                                           8.12
 4/30/1975                                           8.12
  5/1/1975                                           8.13
  5/2/1975                                           7.86
  5/5/1975                                           7.83
  5/6/1975                                           7.89
  5/7/1975                                           7.82
  5/8/1975                                           7.78
  5/9/1975                                           7.79
 5/12/1975                                           7.74
 5/13/1975                                           7.70
 5/14/1975                                           7.64
 5/15/1975                                           7.68
 5/16/1975                                           7.64
 5/19/1975                                           7.62
 5/20/1975                                           7.59
 5/21/1975                                           7.60
 5/22/1975                                           7.63
 5/23/1975                                           7.61
 5/26/1975                                             ND
 5/27/1975                                           7.60
 5/28/1975                                           7.64
 5/29/1975                                           7.72
 5/30/1975                                           7.61
  6/2/1975                                           7.62
  6/3/1975                                           7.62
  6/4/1975                                           7.57
  6/5/1975                                           7.52
  6/6/1975                                           7.48
  6/9/1975                                           7.36
 6/10/1975                                           7.35
 6/11/1975                                           7.23
 6/12/1975                                           7.24
 6/13/1975                                           7.22
 6/16/1975                                           7.21
 6/17/1975                                           7.30
 6/18/1975                                           7.41
 6/19/1975                                           7.44
 6/20/1975                                           7.62
 6/23/1975                                           7.64
 6/24/1975                                           7.64
 6/25/1975                                           7.83
 6/26/1975                                           7.85
 6/27/1975                                           7.78
 6/30/1975                                           7.82
  7/1/1975                                           7.85
  7/2/1975                                           7.88
  7/3/1975                                           7.94
  7/4/1975                                             ND
  7/7/1975                                           7.93
  7/8/1975                                           7.86
  7/9/1975                                           7.88
 7/10/1975                                           7.92
 7/11/1975                                           7.82
 7/14/1975                                           7.77
 7/15/1975                                           7.82
 7/16/1975                                           7.89
 7/17/1975                                           7.88
 7/18/1975                                           7.92
 7/21/1975                                           7.97
 7/22/1975                                           7.98
 7/23/1975                                           7.96
 7/24/1975                                           7.96
 7/25/1975                                           8.00
 7/28/1975                                           7.98
 7/29/1975                                           8.00
 7/30/1975                                           8.03
 7/31/1975                                           8.07
  8/1/1975                                           8.18
  8/4/1975                                           8.26
  8/5/1975                                           8.28
  8/6/1975                                           8.29
  8/7/1975                                           8.40
  8/8/1975                                           8.32
 8/11/1975                                           8.25
 8/12/1975                                           8.34
 8/13/1975                                           8.33
 8/14/1975                                           8.39
 8/15/1975                                           8.44
 8/18/1975                                           8.40
 8/19/1975                                           8.36
 8/20/1975                                           8.38
 8/21/1975                                           8.46
 8/22/1975                                           8.40
 8/25/1975                                           8.42
 8/26/1975                                           8.34
 8/27/1975                                           8.27
 8/28/1975                                           8.22
 8/29/1975                                           8.16
  9/1/1975                                             ND
  9/2/1975                                           8.20
  9/3/1975                                           8.21
  9/4/1975                                           8.22
  9/5/1975                                           8.31
  9/8/1975                                           8.31
  9/9/1975                                           8.35
 9/10/1975                                           8.41
 9/11/1975                                           8.52
 9/12/1975                                           8.53
 9/15/1975                                           8.56
 9/16/1975                                           8.56
 9/17/1975                                           8.48
 9/18/1975                                           8.45
 9/19/1975                                           8.34
 9/22/1975                                           8.22
 9/23/1975                                           8.27
 9/24/1975                                           8.22
 9/25/1975                                           8.30
 9/26/1975                                           8.40
 9/29/1975                                           8.40
 9/30/1975                                           8.42
 10/1/1975                                           8.40
 10/2/1975                                           8.35
 10/3/1975                                           8.13
 10/6/1975                                           8.12
 10/7/1975                                           8.19
 10/8/1975                                           8.18
 10/9/1975                                           8.15
10/10/1975                                           8.04
10/13/1975                                             ND
10/14/1975                                           8.10
10/15/1975                                           8.10
10/16/1975                                           7.91
10/17/1975                                           7.92
10/20/1975                                           7.92
10/21/1975                                           7.87
10/22/1975                                           7.87
10/23/1975                                           7.77
10/24/1975                                           7.79
10/27/1975                                           7.82
10/28/1975                                           7.80
10/29/1975                                           7.72
10/30/1975                                           7.62
10/31/1975                                           7.66
 11/3/1975                                           7.75
 11/4/1975                                             ND
 11/5/1975                                           7.65
 11/6/1975                                           7.69
 11/7/1975                                           7.59
11/10/1975                                           7.54
11/11/1975                                             ND
11/12/1975                                           7.62
11/13/1975                                           7.68
11/14/1975                                           7.84
11/17/1975                                           7.87
11/18/1975                                           7.91
11/19/1975                                           7.94
11/20/1975                                           7.88
11/21/1975                                           8.01
11/24/1975                                           7.90
11/25/1975                                           7.93
11/26/1975                                           7.92
11/27/1975                                             ND
11/28/1975                                           7.90
 12/1/1975                                           7.87
 12/2/1975                                           7.86
 12/3/1975                                           7.84
 12/4/1975                                           7.89
 12/5/1975                                           7.88
 12/8/1975                                           7.97
 12/9/1975                                           8.00
12/10/1975                                           8.00
12/11/1975                                           7.94
12/12/1975                                           7.91
12/15/1975                                           7.87
12/16/1975                                           7.82
12/17/1975                                           7.70
12/18/1975                                           7.73
12/19/1975                                           7.61
12/22/1975                                           7.64
12/23/1975                                           7.62
12/24/1975                                           7.59
12/25/1975                                             ND
12/26/1975                                           7.48
12/29/1975                                           7.51
12/30/1975                                           7.46
12/31/1975                                           7.50
  1/1/1976                                             ND
  1/2/1976                                           7.54
  1/5/1976                                           7.50
  1/6/1976                                           7.41
  1/7/1976                                           7.43
  1/8/1976                                           7.47
  1/9/1976                                           7.37
 1/12/1976                                           7.34
 1/13/1976                                           7.34
 1/14/1976                                           7.41
 1/15/1976                                           7.47
 1/16/1976                                           7.53
 1/19/1976                                           7.46
 1/20/1976                                           7.52
 1/21/1976                                           7.48
 1/22/1976                                           7.51
 1/23/1976                                           7.45
 1/26/1976                                           7.47
 1/27/1976                                           7.48
 1/28/1976                                           7.52
 1/29/1976                                           7.46
 1/30/1976                                           7.43
  2/2/1976                                           7.44
  2/3/1976                                           7.46
  2/4/1976                                           7.50
  2/5/1976                                           7.47
  2/6/1976                                           7.49
  2/9/1976                                           7.47
 2/10/1976                                           7.49
 2/11/1976                                           7.50
 2/12/1976                                             ND
 2/13/1976                                           7.50
 2/16/1976                                             ND
 2/17/1976                                           7.44
 2/18/1976                                           7.47
 2/19/1976                                           7.45
 2/20/1976                                           7.41
 2/23/1976                                           7.39
 2/24/1976                                           7.39
 2/25/1976                                           7.37
 2/26/1976                                           7.37
 2/27/1976                                           7.46
  3/1/1976                                           7.57
  3/2/1976                                           7.53
  3/3/1976                                           7.56
  3/4/1976                                           7.61
  3/5/1976                                           7.56
  3/8/1976                                           7.54
  3/9/1976                                           7.56
 3/10/1976                                           7.56
 3/11/1976                                           7.56
 3/12/1976                                           7.50
 3/15/1976                                           7.52
 3/16/1976                                           7.54
 3/17/1976                                           7.52
 3/18/1976                                           7.48
 3/19/1976                                           7.49
 3/22/1976                                           7.43
 3/23/1976                                           7.41
 3/24/1976                                           7.40
 3/25/1976                                           7.38
 3/26/1976                                           7.38
 3/29/1976                                           7.37
 3/30/1976                                           7.40
 3/31/1976                                           7.39
  4/1/1976                                           7.44
  4/2/1976                                           7.38
  4/5/1976                                           7.34
  4/6/1976                                           7.31
  4/7/1976                                           7.29
  4/8/1976                                           7.24
  4/9/1976                                           7.23
 4/12/1976                                           7.20
 4/13/1976                                           7.16
 4/14/1976                                           7.14
 4/15/1976                                           7.14
 4/16/1976                                             ND
 4/19/1976                                           7.18
 4/20/1976                                           7.17
 4/21/1976                                           7.12
 4/22/1976                                           7.19
 4/23/1976                                           7.31
 4/26/1976                                           7.30
 4/27/1976                                           7.31
 4/28/1976                                           7.28
 4/29/1976                                           7.25
 4/30/1976                                           7.34
  5/3/1976                                           7.36
  5/4/1976                                           7.31
  5/5/1976                                           7.34
  5/6/1976                                           7.37
  5/7/1976                                           7.45
 5/10/1976                                           7.51
 5/11/1976                                           7.52
 5/12/1976                                           7.54
 5/13/1976                                           7.53
 5/14/1976                                           7.59
 5/17/1976                                           7.63
 5/18/1976                                           7.63
 5/19/1976                                           7.64
 5/20/1976                                           7.71
 5/21/1976                                           7.81
 5/24/1976                                           7.76
 5/25/1976                                           7.72
 5/26/1976                                           7.78
 5/27/1976                                           7.82
 5/28/1976                                           7.78
 5/31/1976                                             ND
  6/1/1976                                           7.71
  6/2/1976                                           7.74
  6/3/1976                                           7.75
  6/4/1976                                           7.67
  6/7/1976                                           7.64
  6/8/1976                                           7.67
  6/9/1976                                           7.66
 6/10/1976                                           7.61
 6/11/1976                                           7.58
 6/14/1976                                           7.56
 6/15/1976                                           7.59
 6/16/1976                                           7.62
 6/17/1976                                           7.60
 6/18/1976                                           7.54
 6/21/1976                                           7.51
 6/22/1976                                           7.53
 6/23/1976                                           7.53
 6/24/1976                                           7.53
 6/25/1976                                           7.56
 6/28/1976                                           7.58
 6/29/1976                                           7.59
 6/30/1976                                           7.58
  7/1/1976                                           7.59
  7/2/1976                                           7.57
  7/5/1976                                             ND
  7/6/1976                                           7.55
  7/7/1976                                           7.57
  7/8/1976                                           7.52
  7/9/1976                                           7.45
 7/12/1976                                           7.40
 7/13/1976                                           7.42
 7/14/1976                                           7.43
 7/15/1976                                           7.38
 7/16/1976                                           7.47
 7/19/1976                                           7.51
 7/20/1976                                           7.52
 7/21/1976                                           7.51
 7/22/1976                                           7.52
 7/23/1976                                           7.50
 7/26/1976                                           7.51
 7/27/1976                                           7.44
 7/28/1976                                           7.48
 7/29/1976                                           7.43
 7/30/1976                                           7.47
  8/2/1976                                           7.54
  8/3/1976                                           7.50
  8/4/1976                                           7.45
  8/5/1976                                           7.40
  8/6/1976                                           7.37
  8/9/1976                                           7.38
 8/10/1976                                           7.37
 8/11/1976                                           7.33
 8/12/1976                                           7.33
 8/13/1976                                           7.28
 8/16/1976                                           7.23
 8/17/1976                                           7.26
 8/18/1976                                           7.26
 8/19/1976                                           7.29
 8/20/1976                                           7.28
 8/23/1976                                           7.23
 8/24/1976                                           7.22
 8/25/1976                                           7.19
 8/26/1976                                           7.19
 8/27/1976                                           7.26
 8/30/1976                                           7.23
 8/31/1976                                           7.16
  9/1/1976                                           7.14
  9/2/1976                                           7.18
  9/3/1976                                           7.16
  9/6/1976                                             ND
  9/7/1976                                           7.15
  9/8/1976                                           7.16
  9/9/1976                                           7.19
 9/10/1976                                           7.17
 9/13/1976                                           7.20
 9/14/1976                                           7.18
 9/15/1976                                           7.17
 9/16/1976                                           7.13
 9/17/1976                                           7.04
 9/20/1976                                           7.07
 9/21/1976                                           7.06
 9/22/1976                                           7.09
 9/23/1976                                           7.09
 9/24/1976                                           7.18
 9/27/1976                                           7.14
 9/28/1976                                           7.09
 9/29/1976                                           7.08
 9/30/1976                                           7.05
 10/1/1976                                           6.95
 10/4/1976                                           6.94
 10/5/1976                                           6.94
 10/6/1976                                           6.88
 10/7/1976                                           6.86
 10/8/1976                                           6.71
10/11/1976                                             ND
10/12/1976                                           6.64
10/13/1976                                           6.66
10/14/1976                                           6.63
10/15/1976                                           6.55
10/18/1976                                           6.55
10/19/1976                                           6.60
10/20/1976                                           6.64
10/21/1976                                           6.67
10/22/1976                                           6.78
10/25/1976                                           6.87
10/26/1976                                           6.83
10/27/1976                                           6.80
10/28/1976                                           6.76
10/29/1976                                           6.78
 11/1/1976                                           6.70
 11/2/1976                                             ND
 11/3/1976                                           6.79
 11/4/1976                                           6.72
 11/5/1976                                           6.75
 11/8/1976                                           6.82
 11/9/1976                                           6.82
11/10/1976                                           6.78
11/11/1976                                             ND
11/12/1976                                           6.73
11/15/1976                                           6.70
11/16/1976                                           6.60
11/17/1976                                           6.56
11/18/1976                                           6.59
11/19/1976                                           6.44
11/22/1976                                           6.30
11/23/1976                                           6.28
11/24/1976                                           6.23
11/25/1976                                             ND
11/26/1976                                           5.99
11/29/1976                                           6.02
11/30/1976                                           6.05
 12/1/1976                                           6.02
 12/2/1976                                           6.00
 12/3/1976                                           6.03
 12/6/1976                                           6.05
 12/7/1976                                           6.09
 12/8/1976                                           6.13
 12/9/1976                                           6.14
12/10/1976                                           6.02
12/13/1976                                           6.16
12/14/1976                                           6.13
12/15/1976                                           6.14
12/16/1976                                           6.14
12/17/1976                                           6.11
12/20/1976                                           6.08
12/21/1976                                           6.14
12/22/1976                                           6.12
12/23/1976                                           6.11
12/24/1976                                             ND
12/27/1976                                           6.13
12/28/1976                                           6.15
12/29/1976                                           6.16
12/30/1976                                           6.12
12/31/1976                                           6.13
  1/3/1977                                           6.16
  1/4/1977                                           6.19
  1/5/1977                                           6.18
  1/6/1977                                           6.23
  1/7/1977                                           6.42
 1/10/1977                                           6.60
 1/11/1977                                           6.68
 1/12/1977                                           6.60
 1/13/1977                                           6.50
 1/14/1977                                           6.59
 1/17/1977                                           6.60
 1/18/1977                                           6.70
 1/19/1977                                           6.64
 1/20/1977                                           6.64
 1/21/1977                                           6.68
 1/24/1977                                           6.77
 1/25/1977                                           6.74
 1/26/1977                                           6.76
 1/27/1977                                           6.88
 1/28/1977                                           6.86
 1/31/1977                                           6.83
  2/1/1977                                           6.91
  2/2/1977                                           7.02
  2/3/1977                                           6.93
  2/4/1977                                           6.70
  2/7/1977                                           6.75
  2/8/1977                                           6.76
  2/9/1977                                           6.73
 2/10/1977                                           6.76
 2/11/1977                                           6.76
 2/14/1977                                           6.76
 2/15/1977                                           6.72
 2/16/1977                                           6.70
 2/17/1977                                           6.67
 2/18/1977                                           6.82
 2/21/1977                                             ND
 2/22/1977                                           6.84
 2/23/1977                                           6.95
 2/24/1977                                           7.02
 2/25/1977                                           6.99
 2/28/1977                                           6.98
  3/1/1977                                           6.99
  3/2/1977                                           6.93
  3/3/1977                                           6.90
  3/4/1977                                           6.98
  3/7/1977                                           6.99
  3/8/1977                                           6.99
  3/9/1977                                           6.97
 3/10/1977                                           6.95
 3/11/1977                                           6.90
 3/14/1977                                           6.89
 3/15/1977                                           6.87
 3/16/1977                                           6.90
 3/17/1977                                           6.94
 3/18/1977                                           6.90
 3/21/1977                                           6.88
 3/22/1977                                           6.87
 3/23/1977                                           6.88
 3/24/1977                                           6.90
 3/25/1977                                           6.94
 3/28/1977                                           6.96
 3/29/1977                                           6.93
 3/30/1977                                           6.95
 3/31/1977                                           6.94
  4/1/1977                                           6.92
  4/4/1977                                           6.94
  4/5/1977                                           6.95
  4/6/1977                                           6.95
  4/7/1977                                           6.93
  4/8/1977                                             ND
 4/11/1977                                           6.84
 4/12/1977                                           6.83
 4/13/1977                                           6.81
 4/14/1977                                           6.56
 4/15/1977                                           6.60
 4/18/1977                                           6.61
 4/19/1977                                           6.66
 4/20/1977                                           6.71
 4/21/1977                                           6.72
 4/22/1977                                           6.80
 4/25/1977                                           6.82
 4/26/1977                                           6.76
 4/27/1977                                           6.75
 4/28/1977                                           6.78
 4/29/1977                                           6.90
  5/2/1977                                           6.94
  5/3/1977                                           6.90
  5/4/1977                                           6.89
  5/5/1977                                           6.94
  5/6/1977                                           7.00
  5/9/1977                                           6.97
 5/10/1977                                           6.99
 5/11/1977                                           7.03
 5/12/1977                                           6.98
 5/13/1977                                           6.94
 5/16/1977                                           6.92
 5/17/1977                                           6.91
 5/18/1977                                           6.89
 5/19/1977                                           7.00
 5/20/1977                                           7.01
 5/23/1977                                           6.99
 5/24/1977                                           6.93
 5/25/1977                                           6.88
 5/26/1977                                           6.86
 5/27/1977                                           6.88
 5/30/1977                                             ND
 5/31/1977                                           6.87
  6/1/1977                                           6.87
  6/2/1977                                           6.87
  6/3/1977                                           6.86
  6/6/1977                                           6.87
  6/7/1977                                           6.85
  6/8/1977                                           6.84
  6/9/1977                                           6.85
 6/10/1977                                           6.78
 6/13/1977                                           6.74
 6/14/1977                                           6.68
 6/15/1977                                           6.73
 6/16/1977                                           6.74
 6/17/1977                                           6.72
 6/20/1977                                           6.74
 6/21/1977                                           6.74
 6/22/1977                                           6.70
 6/23/1977                                           6.72
 6/24/1977                                           6.68
 6/27/1977                                           6.65
 6/28/1977                                           6.64
 6/29/1977                                           6.68
 6/30/1977                                           6.70
  7/1/1977                                           6.71
  7/4/1977                                             ND
  7/5/1977                                           6.75
  7/6/1977                                           6.78
  7/7/1977                                           6.78
  7/8/1977                                           6.82
 7/11/1977                                           6.83
 7/12/1977                                           6.81
 7/13/1977                                           6.75
 7/14/1977                                             ND
 7/15/1977                                           6.82
 7/18/1977                                           6.84
 7/19/1977                                           6.83
 7/20/1977                                           6.85
 7/21/1977                                           6.89
 7/22/1977                                           6.88
 7/25/1977                                           6.86
 7/26/1977                                           6.86
 7/27/1977                                           6.94
 7/28/1977                                           7.01
 7/29/1977                                           7.03
  8/1/1977                                           7.02
  8/2/1977                                           7.05
  8/3/1977                                           7.02
  8/4/1977                                           7.05
  8/5/1977                                           7.02
  8/8/1977                                           7.01
  8/9/1977                                           7.06
 8/10/1977                                           7.07
 8/11/1977                                           7.08
 8/12/1977                                           7.10
 8/15/1977                                           7.11
 8/16/1977                                           7.12
 8/17/1977                                           7.08
 8/18/1977                                           7.06
 8/19/1977                                           7.04
 8/22/1977                                           7.05
 8/23/1977                                           7.02
 8/24/1977                                           7.01
 8/25/1977                                           6.98
 8/26/1977                                           6.93
 8/29/1977                                           6.90
 8/30/1977                                           6.93
 8/31/1977                                           6.94
  9/1/1977                                           6.97
  9/2/1977                                           6.93
  9/5/1977                                             ND
  9/6/1977                                           6.90
  9/7/1977                                           6.95
  9/8/1977                                           6.96
  9/9/1977                                           7.09
 9/12/1977                                           7.10
 9/13/1977                                           7.06
 9/14/1977                                           7.05
 9/15/1977                                           7.04
 9/16/1977                                           7.02
 9/19/1977                                           7.02
 9/20/1977                                           7.04
 9/21/1977                                           7.05
 9/22/1977                                           7.08
 9/23/1977                                           7.09
 9/26/1977                                           7.14
 9/27/1977                                           7.07
 9/28/1977                                           7.08
 9/29/1977                                           7.10
 9/30/1977                                           7.11
 10/3/1977                                           7.13
 10/4/1977                                           7.15
 10/5/1977                                           7.16
 10/6/1977                                           7.23
 10/7/1977                                           7.25
10/10/1977                                             ND
10/11/1977                                           7.30
10/12/1977                                           7.34
10/13/1977                                           7.34
10/14/1977                                           7.31
10/17/1977                                           7.33
10/18/1977                                           7.36
10/19/1977                                           7.35
10/20/1977                                           7.36
10/21/1977                                           7.39
10/24/1977                                           7.39
10/25/1977                                           7.41
10/26/1977                                           7.40
10/27/1977                                           7.38
10/28/1977                                           7.38
10/31/1977                                           7.44
 11/1/1977                                           7.47
 11/2/1977                                           7.47
 11/3/1977                                           7.45
 11/4/1977                                           7.42
 11/7/1977                                           7.40
 11/8/1977                                             ND
 11/9/1977                                           7.35
11/10/1977                                           7.34
11/11/1977                                             ND
11/14/1977                                           7.24
11/15/1977                                           7.26
11/16/1977                                           7.28
11/17/1977                                           7.28
11/18/1977                                           7.28
11/21/1977                                           7.30
11/22/1977                                           7.30
11/23/1977                                           7.30
11/24/1977                                             ND
11/25/1977                                           7.31
11/28/1977                                           7.31
11/29/1977                                           7.32
11/30/1977                                           7.36
 12/1/1977                                           7.38
 12/2/1977                                           7.40
 12/5/1977                                           7.40
 12/6/1977                                           7.44
 12/7/1977                                           7.45
 12/8/1977                                           7.46
 12/9/1977                                           7.45
12/12/1977                                           7.46
12/13/1977                                           7.46
12/14/1977                                           7.46
12/15/1977                                           7.46
12/16/1977                                           7.44
12/19/1977                                           7.48
12/20/1977                                           7.50
12/21/1977                                           7.48
12/22/1977                                           7.52
12/23/1977                                           7.55
12/26/1977                                             ND
12/27/1977                                           7.57
12/28/1977                                           7.57
12/29/1977                                           7.58
12/30/1977                                           7.54
  1/2/1978                                             ND
  1/3/1978                                           7.58
  1/4/1978                                           7.58
  1/5/1978                                           7.58
  1/6/1978                                           7.60
  1/9/1978                                           7.86
 1/10/1978                                           7.85
 1/11/1978                                           7.87
 1/12/1978                                           7.87
 1/13/1978                                           7.82
 1/16/1978                                           7.82
 1/17/1978                                           7.81
 1/18/1978                                           7.81
 1/19/1978                                           7.81
 1/20/1978                                           7.81
 1/23/1978                                           7.78
 1/24/1978                                           7.80
 1/25/1978                                           7.82
 1/26/1978                                           7.78
 1/27/1978                                           7.77
 1/30/1978                                           7.75
 1/31/1978                                           7.72
  2/1/1978                                           7.74
  2/2/1978                                           7.75
  2/3/1978                                           7.75
  2/6/1978                                           7.78
  2/7/1978                                           7.77
  2/8/1978                                           7.79
  2/9/1978                                           7.80
 2/10/1978                                           7.81
 2/13/1978                                             ND
 2/14/1978                                           7.84
 2/15/1978                                           7.87
 2/16/1978                                           7.90
 2/17/1978                                           7.88
 2/20/1978                                             ND
 2/21/1978                                           7.89
 2/22/1978                                           7.91
 2/23/1978                                           7.90
 2/24/1978                                           7.88
 2/27/1978                                           7.86
 2/28/1978                                           7.86
  3/1/1978                                           7.87
  3/2/1978                                           7.87
  3/3/1978                                           7.87
  3/6/1978                                           7.87
  3/7/1978                                           7.85
  3/8/1978                                           7.85
  3/9/1978                                           7.85
 3/10/1978                                           7.82
 3/13/1978                                           7.82
 3/14/1978                                           7.81
 3/15/1978                                           7.81
 3/16/1978                                           7.82
 3/17/1978                                           7.81
 3/20/1978                                           7.78
 3/21/1978                                           7.79
 3/22/1978                                           7.81
 3/23/1978                                           7.86
 3/24/1978                                             ND
 3/27/1978                                           7.91
 3/28/1978                                           7.94
 3/29/1978                                           7.94
 3/30/1978                                           7.95
 3/31/1978                                           7.97
  4/3/1978                                           7.96
  4/4/1978                                           7.95
  4/5/1978                                           7.97
  4/6/1978                                           7.98
  4/7/1978                                           7.97
 4/10/1978                                           7.98
 4/11/1978                                           7.97
 4/12/1978                                           7.97
 4/13/1978                                           7.95
 4/14/1978                                           7.90
 4/17/1978                                           7.88
 4/18/1978                                           7.89
 4/19/1978                                           7.99
 4/20/1978                                           8.01
 4/21/1978                                           8.02
 4/24/1978                                           8.03
 4/25/1978                                           8.02
 4/26/1978                                           8.05
 4/27/1978                                           8.07
 4/28/1978                                           8.09
  5/1/1978                                           8.08
  5/2/1978                                           8.09
  5/3/1978                                           8.08
  5/4/1978                                           8.07
  5/5/1978                                           8.15
  5/8/1978                                           8.17
  5/9/1978                                           8.16
 5/10/1978                                           8.16
 5/11/1978                                           8.17
 5/12/1978                                           8.20
 5/15/1978                                           8.17
 5/16/1978                                           8.15
 5/17/1978                                           8.14
 5/18/1978                                           8.19
 5/19/1978                                           8.22
 5/22/1978                                           8.22
 5/23/1978                                           8.22
 5/24/1978                                           8.24
 5/25/1978                                           8.26
 5/26/1978                                           8.27
 5/29/1978                                             ND
 5/30/1978                                             ND
 5/31/1978                                           8.28
  6/1/1978                                           8.27
  6/2/1978                                           8.27
  6/5/1978                                           8.25
  6/6/1978                                           8.24
  6/7/1978                                           8.24
  6/8/1978                                           8.25
  6/9/1978                                           8.27
 6/12/1978                                           8.28
 6/13/1978                                           8.28
 6/14/1978                                           8.28
 6/15/1978                                           8.28
 6/16/1978                                           8.32
 6/19/1978                                           8.34
 6/20/1978                                           8.42
 6/21/1978                                           8.46
 6/22/1978                                           8.45
 6/23/1978                                           8.47
 6/26/1978                                           8.50
 6/27/1978                                           8.50
 6/28/1978                                           8.48
 6/29/1978                                           8.46
 6/30/1978                                           8.50
  7/3/1978                                           8.48
  7/4/1978                                             ND
  7/5/1978                                           8.50
  7/6/1978                                           8.50
  7/7/1978                                           8.52
 7/10/1978                                           8.56
 7/11/1978                                           8.56
 7/12/1978                                           8.56
 7/13/1978                                           8.57
 7/14/1978                                           8.57
 7/17/1978                                           8.55
 7/18/1978                                           8.54
 7/19/1978                                           8.54
 7/20/1978                                           8.57
 7/21/1978                                           8.58
 7/24/1978                                           8.59
 7/25/1978                                           8.59
 7/26/1978                                           8.56
 7/27/1978                                           8.48
 7/28/1978                                           8.45
 7/31/1978                                           8.46
  8/1/1978                                           8.44
  8/2/1978                                           8.35
  8/3/1978                                           8.30
  8/4/1978                                           8.26
  8/7/1978                                           8.24
  8/8/1978                                           8.24
  8/9/1978                                           8.20
 8/10/1978                                           8.30
 8/11/1978                                           8.28
 8/14/1978                                           8.29
 8/15/1978                                           8.30
 8/16/1978                                           8.44
 8/17/1978                                           8.40
 8/18/1978                                           8.40
 8/21/1978                                           8.39
 8/22/1978                                           8.38
 8/23/1978                                           8.31
 8/24/1978                                           8.33
 8/25/1978                                           8.32
 8/28/1978                                           8.30
 8/29/1978                                           8.37
 8/30/1978                                           8.42
 8/31/1978                                           8.42
  9/1/1978                                           8.42
  9/4/1978                                             ND
  9/5/1978                                           8.38
  9/6/1978                                           8.38
  9/7/1978                                           8.36
  9/8/1978                                           8.37
 9/11/1978                                           8.33
 9/12/1978                                           8.35
 9/13/1978                                           8.34
 9/14/1978                                           8.36
 9/15/1978                                           8.39
 9/18/1978                                           8.41
 9/19/1978                                           8.44
 9/20/1978                                           8.46
 9/21/1978                                           8.48
 9/22/1978                                           8.50
 9/25/1978                                           8.54
 9/26/1978                                           8.51
 9/27/1978                                           8.52
 9/28/1978                                           8.51
 9/29/1978                                           8.50
 10/2/1978                                           8.53
 10/3/1978                                           8.52
 10/4/1978                                           8.53
 10/5/1978                                           8.53
 10/6/1978                                           8.51
 10/9/1978                                             ND
10/10/1978                                           8.50
10/11/1978                                           8.51
10/12/1978                                           8.47
10/13/1978                                           8.47
10/16/1978                                           8.57
10/17/1978                                           8.57
10/18/1978                                           8.58
10/19/1978                                           8.60
10/20/1978                                           8.62
10/23/1978                                           8.62
10/24/1978                                           8.60
10/25/1978                                           8.62
10/26/1978                                           8.69
10/27/1978                                           8.78
10/30/1978                                           8.93
10/31/1978                                           9.16
 11/1/1978                                           8.77
 11/2/1978                                           8.78
 11/3/1978                                           8.80
 11/6/1978                                           8.85
 11/7/1978                                             ND
 11/8/1978                                           8.87
 11/9/1978                                           8.88
11/10/1978                                           8.85
11/13/1978                                           8.86
11/14/1978                                           8.84
11/15/1978                                           8.76
11/16/1978                                           8.71
11/17/1978                                           8.72
11/20/1978                                           8.74
11/21/1978                                           8.77
11/22/1978                                           8.77
11/23/1978                                             ND
11/24/1978                                           8.94
11/27/1978                                           8.96
11/28/1978                                           8.96
11/29/1978                                           8.93
11/30/1978                                           8.94
 12/1/1978                                           8.81
 12/4/1978                                           8.85
 12/5/1978                                           8.87
 12/6/1978                                           8.88
 12/7/1978                                           8.92
 12/8/1978                                           8.93
12/11/1978                                           8.93
12/12/1978                                           8.92
12/13/1978                                           8.98
12/14/1978                                           8.98
12/15/1978                                           9.05
12/18/1978                                           9.17
12/19/1978                                           9.17
12/20/1978                                           9.26
12/21/1978                                           9.35
12/22/1978                                           9.32
12/25/1978                                             ND
12/26/1978                                           9.32
12/27/1978                                           9.31
12/28/1978                                           9.34
12/29/1978                                           9.32
  1/1/1979                                             ND
  1/2/1979                                           9.33
  1/3/1979                                           9.33
  1/4/1979                                           9.27
  1/5/1979                                           9.28
  1/8/1979                                           9.31
  1/9/1979                                           9.30
 1/10/1979                                           9.30
 1/11/1979                                           9.30
 1/12/1979                                           9.28
 1/15/1979                                           9.27
 1/16/1979                                           9.26
 1/17/1979                                           9.28
 1/18/1979                                           9.27
 1/19/1979                                           9.24
 1/22/1979                                           9.20
 1/23/1979                                           9.16
 1/24/1979                                           9.16
 1/25/1979                                           9.01
 1/26/1979                                           8.98
 1/29/1979                                           9.00
 1/30/1979                                           8.98
 1/31/1979                                           8.95
  2/1/1979                                           8.95
  2/2/1979                                           8.84
  2/5/1979                                           8.92
  2/6/1979                                           9.00
  2/7/1979                                           9.11
  2/8/1979                                           9.11
  2/9/1979                                           9.12
 2/12/1979                                             ND
 2/13/1979                                           9.12
 2/14/1979                                           9.13
 2/15/1979                                           9.13
 2/16/1979                                           9.14
 2/19/1979                                             ND
 2/20/1979                                           9.17
 2/21/1979                                           9.20
 2/22/1979                                           9.29
 2/23/1979                                           9.31
 2/26/1979                                           9.28
 2/27/1979                                           9.30
 2/28/1979                                           9.29
  3/1/1979                                           9.28
  3/2/1979                                           9.26
  3/5/1979                                           9.22
  3/6/1979                                           9.20
  3/7/1979                                           9.18
  3/8/1979                                           9.18
  3/9/1979                                           9.20
 3/12/1979                                           9.18
 3/13/1979                                           9.20
 3/14/1979                                           9.21
 3/15/1979                                           9.21
 3/16/1979                                           9.22
 3/19/1979                                           9.21
 3/20/1979                                           9.21
 3/21/1979                                           9.21
 3/22/1979                                           9.20
 3/23/1979                                           9.20
 3/26/1979                                           9.20
 3/27/1979                                           9.18
 3/28/1979                                           9.16
 3/29/1979                                           9.15
 3/30/1979                                           9.19
  4/2/1979                                           9.20
  4/3/1979                                           9.19
  4/4/1979                                           9.18
  4/5/1979                                           9.15
  4/6/1979                                           9.19
  4/9/1979                                           9.23
 4/10/1979                                           9.27
 4/11/1979                                           9.30
 4/12/1979                                           9.30
 4/13/1979                                             ND
 4/16/1979                                           9.29
 4/17/1979                                           9.24
 4/18/1979                                           9.22
 4/19/1979                                           9.20
 4/20/1979                                           9.26
 4/23/1979                                           9.26
 4/24/1979                                           9.29
 4/25/1979                                           9.26
 4/26/1979                                           9.28
 4/27/1979                                           9.33
 4/30/1979                                           9.35
  5/1/1979                                           9.35
  5/2/1979                                           9.34
  5/3/1979                                           9.36
  5/4/1979                                           9.38
  5/7/1979                                           9.36
  5/8/1979                                           9.36
  5/9/1979                                           9.35
 5/10/1979                                           9.37
 5/11/1979                                           9.33
 5/14/1979                                           9.30
 5/15/1979                                           9.32
 5/16/1979                                           9.30
 5/17/1979                                           9.22
 5/18/1979                                           9.20
 5/21/1979                                           9.22
 5/22/1979                                           9.14
 5/23/1979                                           9.05
 5/24/1979                                           9.02
 5/25/1979                                           8.98
 5/28/1979                                             ND
 5/29/1979                                           8.99
 5/30/1979                                             ND
 5/31/1979                                           9.04
  6/1/1979                                           9.01
  6/4/1979                                           9.01
  6/5/1979                                           8.97
  6/6/1979                                           8.91
  6/7/1979                                           8.82
  6/8/1979                                           8.84
 6/11/1979                                           8.87
 6/12/1979                                           8.71
 6/13/1979                                           8.75
 6/14/1979                                           8.79
 6/15/1979                                           8.90
 6/18/1979                                           8.86
 6/19/1979                                           8.88
 6/20/1979                                           8.87
 6/21/1979                                           8.88
 6/22/1979                                           8.94
 6/25/1979                                           8.89
 6/26/1979                                           8.76
 6/27/1979                                           8.72
 6/28/1979                                           8.71
 6/29/1979                                           8.74
  7/2/1979                                           8.70
  7/3/1979                                           8.71
  7/4/1979                                             ND
  7/5/1979                                           8.73
  7/6/1979                                           8.78
  7/9/1979                                           8.82
 7/10/1979                                           8.85
 7/11/1979                                           8.88
 7/12/1979                                           8.88
 7/13/1979                                           8.88
 7/16/1979                                           8.92
 7/17/1979                                           8.93
 7/18/1979                                           8.93
 7/19/1979                                           8.96
 7/20/1979                                           8.96
 7/23/1979                                           8.98
 7/24/1979                                           9.01
 7/25/1979                                           8.98
 7/26/1979                                           8.94
 7/27/1979                                           9.01
 7/30/1979                                           9.01
 7/31/1979                                           8.99
  8/1/1979                                           8.96
  8/2/1979                                           8.90
  8/3/1979                                           8.92
  8/6/1979                                           8.90
  8/7/1979                                           8.90
  8/8/1979                                           8.92
  8/9/1979                                           8.96
 8/10/1979                                           8.99
 8/13/1979                                           9.00
 8/14/1979                                           8.98
 8/15/1979                                           9.02
 8/16/1979                                           9.02
 8/17/1979                                           9.03
 8/20/1979                                           9.05
 8/21/1979                                           9.09
 8/22/1979                                           9.11
 8/23/1979                                           9.11
 8/24/1979                                           9.19
 8/27/1979                                           9.18
 8/28/1979                                           9.23
 8/29/1979                                           9.25
 8/30/1979                                           9.32
 8/31/1979                                           9.36
  9/3/1979                                             ND
  9/4/1979                                           9.42
  9/5/1979                                           9.42
  9/6/1979                                           9.42
  9/7/1979                                           9.41
 9/10/1979                                           9.42
 9/11/1979                                           9.27
 9/12/1979                                           9.36
 9/13/1979                                           9.41
 9/14/1979                                           9.36
 9/17/1979                                           9.44
 9/18/1979                                           9.45
 9/19/1979                                           9.38
 9/20/1979                                           9.38
 9/21/1979                                           9.38
 9/24/1979                                           9.41
 9/25/1979                                           9.40
 9/26/1979                                           9.45
 9/27/1979                                           9.50
 9/28/1979                                           9.48
 10/1/1979                                           9.55
 10/2/1979                                           9.54
 10/3/1979                                           9.55
 10/4/1979                                           9.67
 10/5/1979                                           9.74
 10/8/1979                                             ND
 10/9/1979                                          10.29
10/10/1979                                          10.48
10/11/1979                                          10.45
10/12/1979                                          10.45
10/15/1979                                          10.60
10/16/1979                                          10.56
10/17/1979                                          10.51
10/18/1979                                          10.74
10/19/1979                                          11.09
10/22/1979                                          11.40
10/23/1979                                          11.48
10/24/1979                                          11.36
10/25/1979                                          11.50
10/26/1979                                          11.11
10/29/1979                                          11.27
10/30/1979                                          11.27
10/31/1979                                          11.20
 11/1/1979                                          11.26
 11/2/1979                                          11.24
 11/5/1979                                          11.25
 11/6/1979                                             ND
 11/7/1979                                          11.35
 11/8/1979                                          11.28
 11/9/1979                                          10.96
11/12/1979                                             ND
11/13/1979                                          10.86
11/14/1979                                          10.98
11/15/1979                                          10.86
11/16/1979                                          11.08
11/19/1979                                          11.19
11/20/1979                                          11.22
11/21/1979                                          11.17
11/22/1979                                             ND
11/23/1979                                          10.76
11/26/1979                                          10.52
11/27/1979                                          10.28
11/28/1979                                          10.46
11/29/1979                                          10.42
11/30/1979                                          10.44
 12/3/1979                                          10.48
 12/4/1979                                          10.40
 12/5/1979                                          10.31
 12/6/1979                                          10.20
 12/7/1979                                          10.29
12/10/1979                                          10.29
12/11/1979                                          10.47
12/12/1979                                          10.60
12/13/1979                                          10.51
12/14/1979                                          10.40
12/17/1979                                          10.39
12/18/1979                                          10.33
12/19/1979                                          10.33
12/20/1979                                          10.40
12/21/1979                                          10.48
12/24/1979                                          10.49
12/25/1979                                             ND
12/26/1979                                          10.52
12/27/1979                                          10.54
12/28/1979                                          10.50
12/31/1979                                          10.38
  1/1/1980                                             ND
  1/2/1980                                          10.52
  1/3/1980                                          10.54
  1/4/1980                                          10.62
  1/7/1980                                          10.56
  1/8/1980                                          10.52
  1/9/1980                                          10.53
 1/10/1980                                          10.47
 1/11/1980                                          10.61
 1/14/1980                                          10.61
 1/15/1980                                          10.61
 1/16/1980                                          10.60
 1/17/1980                                          10.62
 1/18/1980                                          10.74
 1/21/1980                                          10.86
 1/22/1980                                          10.80
 1/23/1980                                          10.76
 1/24/1980                                          10.90
 1/25/1980                                          11.04
 1/28/1980                                          11.08
 1/29/1980                                          11.14
 1/30/1980                                          11.12
 1/31/1980                                          11.11
  2/1/1980                                          11.30
  2/4/1980                                          11.38
  2/5/1980                                          11.80
  2/6/1980                                          11.86
  2/7/1980                                          11.61
  2/8/1980                                          11.76
 2/11/1980                                          11.91
 2/12/1980                                             ND
 2/13/1980                                          11.86
 2/14/1980                                          11.93
 2/15/1980                                          12.26
 2/18/1980                                             ND
 2/19/1980                                          12.88
 2/20/1980                                          13.10
 2/21/1980                                          13.50
 2/22/1980                                          13.38
 2/25/1980                                          13.70
 2/26/1980                                          14.12
 2/27/1980                                          14.08
 2/28/1980                                          13.42
 2/29/1980                                          13.48
  3/3/1980                                          13.53
  3/4/1980                                          13.61
  3/5/1980                                          13.68
  3/6/1980                                          13.80
  3/7/1980                                          13.64
 3/10/1980                                          13.37
 3/11/1980                                          13.03
 3/12/1980                                          13.27
 3/13/1980                                          13.20
 3/14/1980                                          13.21
 3/17/1980                                          13.22
 3/18/1980                                          13.01
 3/19/1980                                          13.00
 3/20/1980                                          13.32
 3/21/1980                                          13.51
 3/24/1980                                          14.03
 3/25/1980                                          14.00
 3/26/1980                                          13.87
 3/27/1980                                          13.75
 3/28/1980                                          13.50
 3/31/1980                                          13.31
  4/1/1980                                          13.39
  4/2/1980                                          13.27
  4/3/1980                                          13.19
  4/4/1980                                             ND
  4/7/1980                                          12.70
  4/8/1980                                          12.64
  4/9/1980                                          12.59
 4/10/1980                                          12.61
 4/11/1980                                          12.30
 4/14/1980                                          12.15
 4/15/1980                                          12.02
 4/16/1980                                          11.43
 4/17/1980                                          11.52
 4/18/1980                                          11.24
 4/21/1980                                          11.10
 4/22/1980                                          10.97
 4/23/1980                                          11.03
 4/24/1980                                          11.15
 4/25/1980                                          11.14
 4/28/1980                                          10.73
 4/29/1980                                          10.73
 4/30/1980                                          10.82
  5/1/1980                                          10.72
  5/2/1980                                          10.17
  5/5/1980                                          10.08
  5/6/1980                                           9.71
  5/7/1980                                           9.85
  5/8/1980                                           9.97
  5/9/1980                                          10.08
 5/12/1980                                           9.99
 5/13/1980                                           9.79
 5/14/1980                                           9.84
 5/15/1980                                           9.97
 5/16/1980                                          10.09
 5/19/1980                                          10.20
 5/20/1980                                           9.89
 5/21/1980                                           9.85
 5/22/1980                                           9.89
 5/23/1980                                           9.61
 5/26/1980                                             ND
 5/27/1980                                           9.63
 5/28/1980                                           9.78
 5/29/1980                                           9.88
 5/30/1980                                           9.87
  6/2/1980                                           9.97
  6/3/1980                                           9.66
  6/4/1980                                           9.55
  6/5/1980                                           9.46
  6/6/1980                                           9.25
  6/9/1980                                           9.17
 6/10/1980                                           9.27
 6/11/1980                                           9.17
 6/12/1980                                           8.93
 6/13/1980                                           8.86
 6/16/1980                                           8.87
 6/17/1980                                           8.86
 6/18/1980                                           8.96
 6/19/1980                                           8.96
 6/20/1980                                           8.86
 6/23/1980                                           9.02
 6/24/1980                                           9.13
 6/25/1980                                           9.23
 6/26/1980                                           9.33
 6/27/1980                                           9.45
 6/30/1980                                           9.48
  7/1/1980                                           9.55
  7/2/1980                                           9.49
  7/3/1980                                           9.36
  7/4/1980                                             ND
  7/7/1980                                           9.49
  7/8/1980                                           9.37
  7/9/1980                                           9.41
 7/10/1980                                           9.47
 7/11/1980                                           9.56
 7/14/1980                                           9.56
 7/15/1980                                           9.45
 7/16/1980                                           9.34
 7/17/1980                                           9.43
 7/18/1980                                           9.42
 7/21/1980                                           9.38
 7/22/1980                                           9.41
 7/23/1980                                           9.40
 7/24/1980                                           9.51
 7/25/1980                                           9.59
 7/28/1980                                           9.77
 7/29/1980                                           9.77
 7/30/1980                                           9.81
 7/31/1980                                          10.09
  8/1/1980                                          10.16
  8/4/1980                                          10.04
  8/5/1980                                          10.06
  8/6/1980                                          10.19
  8/7/1980                                          10.10
  8/8/1980                                          10.22
 8/11/1980                                          10.47
 8/12/1980                                          10.48
 8/13/1980                                          10.46
 8/14/1980                                          10.48
 8/15/1980                                          10.48
 8/18/1980                                          10.99
 8/19/1980                                          11.11
 8/20/1980                                          11.29
 8/21/1980                                          11.39
 8/22/1980                                          11.26
 8/25/1980                                          11.55
 8/26/1980                                          11.55
 8/27/1980                                          11.76
 8/28/1980                                          11.92
 8/29/1980                                          11.66
  9/1/1980                                             ND
  9/2/1980                                          11.45
  9/3/1980                                          11.13
  9/4/1980                                          11.15
  9/5/1980                                          11.19
  9/8/1980                                          11.30
  9/9/1980                                          11.27
 9/10/1980                                          11.19
 9/11/1980                                          11.37
 9/12/1980                                          11.41
 9/15/1980                                          11.75
 9/16/1980                                          11.63
 9/17/1980                                          11.73
 9/18/1980                                          11.75
 9/19/1980                                          11.53
 9/22/1980                                          11.92
 9/23/1980                                          11.97
 9/24/1980                                          11.96
 9/25/1980                                          12.04
 9/26/1980                                          12.17
 9/29/1980                                          12.19
 9/30/1980                                          11.88
 10/1/1980                                          11.77
 10/2/1980                                          11.83
 10/3/1980                                          11.35
 10/6/1980                                          11.35
 10/7/1980                                          11.40
 10/8/1980                                          11.55
 10/9/1980                                          11.45
10/10/1980                                          11.55
10/13/1980                                             ND
10/14/1980                                          11.50
10/15/1980                                          11.44
10/16/1980                                          11.55
10/17/1980                                          11.69
10/20/1980                                          11.72
10/21/1980                                          11.81
10/22/1980                                          12.07
10/23/1980                                          11.95
10/24/1980                                          11.89
10/27/1980                                          12.32
10/28/1980                                          12.56
10/29/1980                                          12.75
10/30/1980                                          12.71
10/31/1980                                          12.74
 11/3/1980                                          12.74
 11/4/1980                                             ND
 11/5/1980                                          12.95
 11/6/1980                                          13.19
 11/7/1980                                          12.87
11/10/1980                                          12.88
11/11/1980                                             ND
11/12/1980                                          12.39
11/13/1980                                          12.38
11/14/1980                                          12.70
11/17/1980                                          12.95
11/18/1980                                          12.67
11/19/1980                                          12.60
11/20/1980                                          12.68
11/21/1980                                          12.97
11/24/1980                                          13.00
11/25/1980                                          13.07
11/26/1980                                          13.01
11/27/1980                                             ND
11/28/1980                                          13.14
 12/1/1980                                          13.35
 12/2/1980                                          13.37
 12/3/1980                                          13.42
 12/4/1980                                          13.43
 12/5/1980                                          13.45
 12/8/1980                                          13.51
 12/9/1980                                          13.61
12/10/1980                                          13.63
12/11/1980                                          14.04
12/12/1980                                          13.63
12/15/1980                                          13.75
12/16/1980                                          14.04
12/17/1980                                          13.87
12/18/1980                                          13.79
12/19/1980                                          13.02
12/22/1980                                          12.34
12/23/1980                                          12.50
12/24/1980                                          12.61
12/25/1980                                             ND
12/26/1980                                          12.53
12/29/1980                                          12.41
12/30/1980                                          12.55
12/31/1980                                          12.59
  1/1/1981                                             ND
  1/2/1981                                          12.61
  1/5/1981                                          12.29
  1/6/1981                                          12.21
  1/7/1981                                          12.61
  1/8/1981                                          12.68
  1/9/1981                                          12.88
 1/12/1981                                          12.71
 1/13/1981                                          12.68
 1/14/1981                                          12.61
 1/15/1981                                          12.77
 1/16/1981                                          12.66
 1/19/1981                                          12.92
 1/20/1981                                          12.77
 1/21/1981                                          13.08
 1/22/1981                                          13.16
 1/23/1981                                          13.10
 1/26/1981                                          12.89
 1/27/1981                                          12.92
 1/28/1981                                          12.94
 1/29/1981                                          12.89
 1/30/1981                                          12.80
  2/2/1981                                          13.02
  2/3/1981                                          13.20
  2/4/1981                                          13.09
  2/5/1981                                          13.10
  2/6/1981                                          13.23
  2/9/1981                                          13.35
 2/10/1981                                          13.50
 2/11/1981                                          13.66
 2/12/1981                                             ND
 2/13/1981                                          13.84
 2/16/1981                                             ND
 2/17/1981                                          13.46
 2/18/1981                                          13.45
 2/19/1981                                          13.25
 2/20/1981                                          13.10
 2/23/1981                                          13.49
 2/24/1981                                          13.51
 2/25/1981                                          13.61
 2/26/1981                                          13.80
 2/27/1981                                          13.76
  3/2/1981                                          13.92
  3/3/1981                                          13.78
  3/4/1981                                          13.82
  3/5/1981                                          13.78
  3/6/1981                                          13.49
  3/9/1981                                          13.39
 3/10/1981                                          13.37
 3/11/1981                                          13.40
 3/12/1981                                          13.33
 3/13/1981                                          13.18
 3/16/1981                                          13.15
 3/17/1981                                          12.97
 3/18/1981                                          12.80
 3/19/1981                                          12.95
 3/20/1981                                          13.01
 3/23/1981                                          13.38
 3/24/1981                                          13.57
 3/25/1981                                          13.51
 3/26/1981                                          13.63
 3/27/1981                                          13.68
 3/30/1981                                          13.48
 3/31/1981                                          13.39
  4/1/1981                                          13.36
  4/2/1981                                          13.46
  4/3/1981                                          13.62
  4/6/1981                                          14.01
  4/7/1981                                          13.74
  4/8/1981                                          13.85
  4/9/1981                                          13.77
 4/10/1981                                          13.84
 4/13/1981                                          14.01
 4/14/1981                                          13.89
 4/15/1981                                          14.05
 4/16/1981                                          14.08
 4/17/1981                                             ND
 4/20/1981                                          14.10
 4/21/1981                                          14.07
 4/22/1981                                          14.13
 4/23/1981                                          14.18
 4/24/1981                                          14.24
 4/27/1981                                          14.31
 4/28/1981                                          14.28
 4/29/1981                                          14.37
 4/30/1981                                          14.45
  5/1/1981                                          14.37
  5/4/1981                                          14.83
  5/5/1981                                          15.35
  5/6/1981                                          15.02
  5/7/1981                                          14.83
  5/8/1981                                          14.66
 5/11/1981                                          14.87
 5/12/1981                                          15.06
 5/13/1981                                          15.05
 5/14/1981                                          14.84
 5/15/1981                                          14.59
 5/18/1981                                          14.22
 5/19/1981                                          14.59
 5/20/1981                                          14.71
 5/21/1981                                          14.77
 5/22/1981                                          14.39
 5/25/1981                                             ND
 5/26/1981                                          14.13
 5/27/1981                                          14.24
 5/28/1981                                          13.99
 5/29/1981                                          13.99
  6/1/1981                                          13.99
  6/2/1981                                          14.07
  6/3/1981                                          14.05
  6/4/1981                                          14.10
  6/5/1981                                          14.10
  6/8/1981                                          13.78
  6/9/1981                                          13.87
 6/10/1981                                          13.78
 6/11/1981                                          13.84
 6/12/1981                                          13.87
 6/15/1981                                          13.57
 6/16/1981                                          13.58
 6/17/1981                                          13.71
 6/18/1981                                          14.10
 6/19/1981                                          14.07
 6/22/1981                                          13.96
 6/23/1981                                          14.00
 6/24/1981                                          14.10
 6/25/1981                                          14.08
 6/26/1981                                          14.09
 6/29/1981                                          14.01
 6/30/1981                                          14.25
  7/1/1981                                          14.47
  7/2/1981                                          14.38
  7/3/1981                                             ND
  7/6/1981                                          14.27
  7/7/1981                                          14.49
  7/8/1981                                          14.57
  7/9/1981                                          14.60
 7/10/1981                                          14.45
 7/13/1981                                          14.41
 7/14/1981                                          14.55
 7/15/1981                                          14.55
 7/16/1981                                          14.59
 7/17/1981                                          14.53
 7/20/1981                                          15.25
 7/21/1981                                          15.23
 7/22/1981                                          15.24
 7/23/1981                                          15.17
 7/24/1981                                          14.96
 7/27/1981                                          14.87
 7/28/1981                                          15.04
 7/29/1981                                          15.21
 7/30/1981                                          15.31
 7/31/1981                                          15.24
  8/3/1981                                          15.62
  8/4/1981                                          15.60
  8/5/1981                                          15.40
  8/6/1981                                          15.31
  8/7/1981                                          15.34
 8/10/1981                                          15.08
 8/11/1981                                          14.87
 8/12/1981                                          15.12
 8/13/1981                                          15.26
 8/14/1981                                          15.34
 8/17/1981                                          15.39
 8/18/1981                                          15.45
 8/19/1981                                          15.48
 8/20/1981                                          15.63
 8/21/1981                                          15.62
 8/24/1981                                          16.00
 8/25/1981                                          16.07
 8/26/1981                                          15.99
 8/27/1981                                          16.15
 8/28/1981                                          16.01
 8/31/1981                                          16.11
  9/1/1981                                          16.12
  9/2/1981                                          16.09
  9/3/1981                                          16.14
  9/4/1981                                          16.17
  9/7/1981                                             ND
  9/8/1981                                          16.23
  9/9/1981                                          16.22
 9/10/1981                                          16.01
 9/11/1981                                          15.81
 9/14/1981                                          15.93
 9/15/1981                                          15.71
 9/16/1981                                          15.75
 9/17/1981                                          15.55
 9/18/1981                                          15.55
 9/21/1981                                          15.31
 9/22/1981                                          15.61
 9/23/1981                                          15.79
 9/24/1981                                          15.83
 9/25/1981                                          16.13
 9/28/1981                                          16.13
 9/29/1981                                          16.18
 9/30/1981                                          16.27
 10/1/1981                                          16.13
 10/2/1981                                          15.83
 10/5/1981                                          15.55
 10/6/1981                                          15.53
 10/7/1981                                          15.43
 10/8/1981                                          15.41
 10/9/1981                                          15.03
10/12/1981                                             ND
10/13/1981                                          15.12
10/14/1981                                          15.13
10/15/1981                                          15.12
10/16/1981                                          15.20
10/19/1981                                          15.29
10/20/1981                                          15.37
10/21/1981                                          15.55
10/22/1981                                          15.57
10/23/1981                                          15.46
10/26/1981                                          15.68
10/27/1981                                          15.62
10/28/1981                                          15.54
10/29/1981                                          15.20
10/30/1981                                          14.78
 11/2/1981                                          14.61
 11/3/1981                                             ND
 11/4/1981                                          14.32
 11/5/1981                                          14.43
 11/6/1981                                          14.07
 11/9/1981                                          13.54
11/10/1981                                          13.63
11/11/1981                                             ND
11/12/1981                                          13.23
11/13/1981                                          13.31
11/16/1981                                          13.21
11/17/1981                                          13.21
11/18/1981                                          13.11
11/19/1981                                          13.04
11/20/1981                                          13.01
11/23/1981                                          13.31
11/24/1981                                          12.75
11/25/1981                                          12.61
11/26/1981                                             ND
11/27/1981                                          12.58
11/30/1981                                          12.79
 12/1/1981                                          13.11
 12/2/1981                                          13.25
 12/3/1981                                          13.21
 12/4/1981                                          12.80
 12/7/1981                                          13.22
 12/8/1981                                          13.23
 12/9/1981                                          13.40
12/10/1981                                          13.77
12/11/1981                                          13.73
12/14/1981                                          13.55
12/15/1981                                          13.35
12/16/1981                                          13.36
12/17/1981                                          13.55
12/18/1981                                          13.40
12/21/1981                                          13.87
12/22/1981                                          14.03
12/23/1981                                          14.20
12/24/1981                                          14.03
12/25/1981                                             ND
12/28/1981                                          14.01
12/29/1981                                          14.11
12/30/1981                                          14.06
12/31/1981                                          13.97
  1/1/1982                                             ND
  1/4/1982                                          14.15
  1/5/1982                                          14.41
  1/6/1982                                          14.60
  1/7/1982                                          14.66
  1/8/1982                                          14.47
 1/11/1982                                          14.83
 1/12/1982                                          14.70
 1/13/1982                                          14.86
 1/14/1982                                          14.69
 1/15/1982                                          14.86
 1/18/1982                                          14.77
 1/19/1982                                          14.79
 1/20/1982                                          14.90
 1/21/1982                                          14.75
 1/22/1982                                          14.85
 1/25/1982                                          14.80
 1/26/1982                                          14.63
 1/27/1982                                          14.62
 1/28/1982                                          14.33
 1/29/1982                                          14.24
  2/1/1982                                          14.79
  2/2/1982                                          14.61
  2/3/1982                                          14.73
  2/4/1982                                          14.82
  2/5/1982                                          14.72
  2/8/1982                                          14.94
  2/9/1982                                          15.02
 2/10/1982                                          14.89
 2/11/1982                                          14.80
 2/12/1982                                             ND
 2/15/1982                                             ND
 2/16/1982                                          14.68
 2/17/1982                                          14.73
 2/18/1982                                          14.45
 2/19/1982                                          14.44
 2/22/1982                                          13.97
 2/23/1982                                          14.03
 2/24/1982                                          13.98
 2/25/1982                                          14.01
 2/26/1982                                          14.12
  3/1/1982                                          13.97
  3/2/1982                                          13.87
  3/3/1982                                          13.77
  3/4/1982                                          13.61
  3/5/1982                                          13.57
  3/8/1982                                          13.57
  3/9/1982                                          13.72
 3/10/1982                                          13.75
 3/11/1982                                          14.03
 3/12/1982                                          14.04
 3/15/1982                                          14.11
 3/16/1982                                          14.04
 3/17/1982                                          14.00
 3/18/1982                                          14.01
 3/19/1982                                          14.06
 3/22/1982                                          13.91
 3/23/1982                                          13.89
 3/24/1982                                          14.10
 3/25/1982                                          14.09
 3/26/1982                                          14.18
 3/29/1982                                          14.39
 3/30/1982                                          14.41
 3/31/1982                                          14.39
  4/1/1982                                          14.26
  4/2/1982                                          14.26
  4/5/1982                                          14.28
  4/6/1982                                          14.30
  4/7/1982                                          14.30
  4/8/1982                                          14.11
  4/9/1982                                             ND
 4/12/1982                                          14.01
 4/13/1982                                          13.99
 4/14/1982                                          14.12
 4/15/1982                                          14.05
 4/16/1982                                          13.83
 4/19/1982                                          13.83
 4/20/1982                                          13.89
 4/21/1982                                          13.81
 4/22/1982                                          13.87
 4/23/1982                                          13.84
 4/26/1982                                          13.81
 4/27/1982                                          13.80
 4/28/1982                                          13.87
 4/29/1982                                          13.95
 4/30/1982                                          13.90
  5/3/1982                                          14.02
  5/4/1982                                          14.02
  5/5/1982                                          13.95
  5/6/1982                                          13.71
  5/7/1982                                          13.64
 5/10/1982                                          13.59
 5/11/1982                                          13.64
 5/12/1982                                          13.75
 5/13/1982                                          13.84
 5/14/1982                                          13.64
 5/17/1982                                          13.71
 5/18/1982                                          13.76
 5/19/1982                                          13.81
 5/20/1982                                          13.64
 5/21/1982                                          13.66
 5/24/1982                                          13.68
 5/25/1982                                          13.73
 5/26/1982                                          13.74
 5/27/1982                                          13.79
 5/28/1982                                          13.76
 5/31/1982                                             ND
  6/1/1982                                          13.98
  6/2/1982                                          13.96
  6/3/1982                                          13.94
  6/4/1982                                          14.03
  6/7/1982                                          14.00
  6/8/1982                                          14.04
  6/9/1982                                          14.06
 6/10/1982                                          14.08
 6/11/1982                                          14.00
 6/14/1982                                          14.31
 6/15/1982                                          14.31
 6/16/1982                                          14.39
 6/17/1982                                          14.61
 6/18/1982                                          14.80
 6/21/1982                                          14.85
 6/22/1982                                          14.84
 6/23/1982                                          14.95
 6/24/1982                                          14.94
 6/25/1982                                          14.93
 6/28/1982                                          14.91
 6/29/1982                                          14.80
 6/30/1982                                          14.65
  7/1/1982                                          14.62
  7/2/1982                                          14.69
  7/5/1982                                             ND
  7/6/1982                                          14.69
  7/7/1982                                          14.69
  7/8/1982                                          14.33
  7/9/1982                                          14.19
 7/12/1982                                          14.01
 7/13/1982                                          14.19
 7/14/1982                                          14.27
 7/15/1982                                          14.16
 7/16/1982                                          13.86
 7/19/1982                                          13.80
 7/20/1982                                          13.65
 7/21/1982                                          13.70
 7/22/1982                                          13.55
 7/23/1982                                          13.58
 7/26/1982                                          13.92
 7/27/1982                                          13.89
 7/28/1982                                          14.00
 7/29/1982                                          13.89
 7/30/1982                                          13.73
  8/2/1982                                          13.46
  8/3/1982                                          13.52
  8/4/1982                                          13.60
  8/5/1982                                          13.68
  8/6/1982                                          13.86
  8/9/1982                                          13.72
 8/10/1982                                          13.74
 8/11/1982                                          13.74
 8/12/1982                                          13.50
 8/13/1982                                          13.24
 8/16/1982                                          13.00
 8/17/1982                                          12.61
 8/18/1982                                          12.45
 8/19/1982                                          12.42
 8/20/1982                                          12.15
 8/23/1982                                          12.39
 8/24/1982                                          12.29
 8/25/1982                                          12.26
 8/26/1982                                          12.32
 8/27/1982                                          12.65
 8/30/1982                                          12.71
 8/31/1982                                          12.65
  9/1/1982                                          12.58
  9/2/1982                                          12.52
  9/3/1982                                          12.26
  9/6/1982                                             ND
  9/7/1982                                          12.36
  9/8/1982                                          12.40
  9/9/1982                                          12.41
 9/10/1982                                          12.56
 9/13/1982                                          12.52
 9/14/1982                                          12.38
 9/15/1982                                          12.56
 9/16/1982                                          12.52
 9/17/1982                                          12.39
 9/20/1982                                          12.43
 9/21/1982                                          12.13
 9/22/1982                                          12.04
 9/23/1982                                          11.92
 9/24/1982                                          12.05
 9/27/1982                                          11.95
 9/28/1982                                          11.78
 9/29/1982                                          11.76
 9/30/1982                                          11.69
 10/1/1982                                          11.50
 10/4/1982                                          11.73
 10/5/1982                                          11.70
 10/6/1982                                          11.52
 10/7/1982                                          10.81
 10/8/1982                                          10.71
10/11/1982                                             ND
10/12/1982                                          10.40
10/13/1982                                          10.28
10/14/1982                                          10.52
10/15/1982                                          10.64
10/18/1982                                          10.42
10/19/1982                                          10.38
10/20/1982                                          10.52
10/21/1982                                          10.54
10/22/1982                                          10.66
10/25/1982                                          10.97
10/26/1982                                          10.74
10/27/1982                                          10.76
10/28/1982                                          10.61
10/29/1982                                          10.58
 11/1/1982                                          10.41
 11/2/1982                                             ND
 11/3/1982                                          10.30
 11/4/1982                                          10.28
 11/5/1982                                          10.36
 11/8/1982                                          10.46
 11/9/1982                                          10.41
11/10/1982                                          10.38
11/11/1982                                             ND
11/12/1982                                          10.50
11/15/1982                                          10.60
11/16/1982                                          10.63
11/17/1982                                          10.55
11/18/1982                                          10.42
11/19/1982                                          10.36
11/22/1982                                          10.25
11/23/1982                                          10.19
11/24/1982                                          10.20
11/25/1982                                             ND
11/26/1982                                          10.19
11/29/1982                                          10.39
11/30/1982                                          10.37
 12/1/1982                                          10.34
 12/2/1982                                          10.29
 12/3/1982                                          10.16
 12/6/1982                                          10.17
 12/7/1982                                          10.21
 12/8/1982                                          10.25
 12/9/1982                                          10.30
12/10/1982                                          10.37
12/13/1982                                          10.34
12/14/1982                                          10.13
12/15/1982                                          10.15
12/16/1982                                          10.24
12/17/1982                                          10.28
12/20/1982                                          10.31
12/21/1982                                          10.21
12/22/1982                                          10.22
12/23/1982                                          10.15
12/24/1982                                             ND
12/27/1982                                          10.15
12/28/1982                                          10.15
12/29/1982                                          10.19
12/30/1982                                          10.19
12/31/1982                                          10.09
  1/3/1983                                          10.02
  1/4/1983                                          10.07
  1/5/1983                                          10.06
  1/6/1983                                          10.05
  1/7/1983                                           9.98
 1/10/1983                                           9.96
 1/11/1983                                           9.92
 1/12/1983                                           9.92
 1/13/1983                                           9.81
 1/14/1983                                           9.78
 1/17/1983                                           9.78
 1/18/1983                                           9.79
 1/19/1983                                           9.89
 1/20/1983                                           9.94
 1/21/1983                                          10.18
 1/24/1983                                          10.26
 1/25/1983                                          10.18
 1/26/1983                                          10.23
 1/27/1983                                          10.20
 1/28/1983                                          10.21
 1/31/1983                                          10.31
  2/1/1983                                          10.34
  2/2/1983                                          10.37
  2/3/1983                                          10.39
  2/4/1983                                          10.51
  2/7/1983                                          10.49
  2/8/1983                                          10.50
  2/9/1983                                          10.58
 2/10/1983                                          10.38
 2/11/1983                                          10.31
 2/14/1983                                          10.37
 2/15/1983                                          10.37
 2/16/1983                                          10.29
 2/17/1983                                          10.24
 2/18/1983                                          10.13
 2/21/1983                                             ND
 2/22/1983                                          10.01
 2/23/1983                                          10.00
 2/24/1983                                           9.96
 2/25/1983                                           9.82
 2/28/1983                                           9.83
  3/1/1983                                           9.74
  3/2/1983                                           9.76
  3/3/1983                                           9.72
  3/4/1983                                           9.75
  3/7/1983                                           9.92
  3/8/1983                                          10.01
  3/9/1983                                          10.02
 3/10/1983                                          10.08
 3/11/1983                                          10.12
 3/14/1983                                          10.02
 3/15/1983                                           9.99
 3/16/1983                                          10.09
 3/17/1983                                          10.14
 3/18/1983                                          10.15
 3/21/1983                                          10.20
 3/22/1983                                          10.29
 3/23/1983                                          10.23
 3/24/1983                                          10.24
 3/25/1983                                          10.32
 3/28/1983                                          10.33
 3/29/1983                                          10.28
 3/30/1983                                          10.25
 3/31/1983                                          10.27
  4/1/1983                                             ND
  4/4/1983                                          10.25
  4/5/1983                                          10.11
  4/6/1983                                          10.11
  4/7/1983                                          10.09
  4/8/1983                                          10.11
 4/11/1983                                           9.99
 4/12/1983                                          10.01
 4/13/1983                                          10.01
 4/14/1983                                           9.93
 4/15/1983                                           9.98
 4/18/1983                                           9.95
 4/19/1983                                          10.04
 4/20/1983                                          10.01
 4/21/1983                                          10.07
 4/22/1983                                          10.03
 4/25/1983                                          10.01
 4/26/1983                                          10.02
 4/27/1983                                           9.92
 4/28/1983                                           9.91
 4/29/1983                                           9.88
  5/2/1983                                           9.82
  5/3/1983                                           9.81
  5/4/1983                                           9.73
  5/5/1983                                           9.76
  5/6/1983                                           9.74
  5/9/1983                                           9.86
 5/10/1983                                           9.81
 5/11/1983                                           9.82
 5/12/1983                                           9.87
 5/13/1983                                           9.86
 5/16/1983                                          10.02
 5/17/1983                                          10.03
 5/18/1983                                          10.06
 5/19/1983                                          10.17
 5/20/1983                                          10.20
 5/23/1983                                          10.27
 5/24/1983                                          10.30
 5/25/1983                                          10.29
 5/26/1983                                          10.38
 5/27/1983                                          10.37
 5/30/1983                                             ND
 5/31/1983                                          10.55
  6/1/1983                                          10.48
  6/2/1983                                          10.46
  6/3/1983                                          10.53
  6/6/1983                                          10.54
  6/7/1983                                          10.61
  6/8/1983                                          10.64
  6/9/1983                                          10.63
 6/10/1983                                          10.64
 6/13/1983                                          10.50
 6/14/1983                                          10.53
 6/15/1983                                          10.48
 6/16/1983                                          10.46
 6/17/1983                                          10.47
 6/20/1983                                          10.62
 6/21/1983                                          10.64
 6/22/1983                                          10.71
 6/23/1983                                          10.76
 6/24/1983                                          10.83
 6/27/1983                                          10.92
 6/28/1983                                          10.85
 6/29/1983                                          10.76
 6/30/1983                                          10.76
  7/1/1983                                          10.72
  7/4/1983                                             ND
  7/5/1983                                          11.03
  7/6/1983                                          10.98
  7/7/1983                                          11.12
  7/8/1983                                          11.16
 7/11/1983                                          11.09
 7/12/1983                                          11.24
 7/13/1983                                          11.21
 7/14/1983                                          11.21
 7/15/1983                                          11.36
 7/18/1983                                          11.30
 7/19/1983                                          11.23
 7/20/1983                                          11.14
 7/21/1983                                          11.16
 7/22/1983                                          11.26
 7/25/1983                                          11.26
 7/26/1983                                          11.33
 7/27/1983                                          11.32
 7/28/1983                                          11.47
 7/29/1983                                          11.59
  8/1/1983                                          11.63
  8/2/1983                                          11.68
  8/3/1983                                          11.68
  8/4/1983                                          11.84
  8/5/1983                                          11.85
  8/8/1983                                          11.95
  8/9/1983                                          11.88
 8/10/1983                                          11.94
 8/11/1983                                          11.87
 8/12/1983                                          11.82
 8/15/1983                                          11.58
 8/16/1983                                          11.52
 8/17/1983                                          11.41
 8/18/1983                                          11.44
 8/19/1983                                          11.50
 8/22/1983                                          11.30
 8/23/1983                                          11.37
 8/24/1983                                          11.30
 8/25/1983                                          11.35
 8/26/1983                                          11.40
 8/29/1983                                          11.63
 8/30/1983                                          11.67
 8/31/1983                                          11.79
  9/1/1983                                          11.76
  9/2/1983                                          11.81
  9/5/1983                                             ND
  9/6/1983                                          11.63
  9/7/1983                                          11.52
  9/8/1983                                          11.57
  9/9/1983                                          11.53
 9/12/1983                                          11.35
 9/13/1983                                          11.38
 9/14/1983                                          11.51
 9/15/1983                                          11.61
 9/16/1983                                          11.43
 9/19/1983                                          11.42
 9/20/1983                                          11.33
 9/21/1983                                          11.40
 9/22/1983                                          11.40
 9/23/1983                                          11.29
 9/26/1983                                          11.18
 9/27/1983                                          11.21
 9/28/1983                                          11.24
 9/29/1983                                          11.26
 9/30/1983                                          11.20
 10/3/1983                                          11.22
 10/4/1983                                          11.22
 10/5/1983                                          11.11
 10/6/1983                                          11.10
 10/7/1983                                          11.12
10/10/1983                                             ND
10/11/1983                                          11.36
10/12/1983                                          11.35
10/13/1983                                          11.40
10/14/1983                                          11.31
10/17/1983                                          11.21
10/18/1983                                          11.20
10/19/1983                                          11.20
10/20/1983                                          11.22
10/21/1983                                          11.18
10/24/1983                                          11.39
10/25/1983                                          11.40
10/26/1983                                          11.40
10/27/1983                                          11.39
10/28/1983                                          11.39
10/31/1983                                          11.39
 11/1/1983                                          11.38
 11/2/1983                                          11.39
 11/3/1983                                          11.41
 11/4/1983                                          11.53
 11/7/1983                                          11.56
 11/8/1983                                             ND
 11/9/1983                                          11.54
11/10/1983                                          11.40
11/11/1983                                             ND
11/14/1983                                          11.38
11/15/1983                                          11.40
11/16/1983                                          11.40
11/17/1983                                          11.44
11/18/1983                                          11.46
11/21/1983                                          11.38
11/22/1983                                          11.34
11/23/1983                                          11.37
11/24/1983                                             ND
11/25/1983                                          11.31
11/28/1983                                          11.41
11/29/1983                                          11.31
11/30/1983                                          11.36
 12/1/1983                                          11.37
 12/2/1983                                          11.47
 12/5/1983                                          11.50
 12/6/1983                                          11.46
 12/7/1983                                          11.49
 12/8/1983                                          11.57
 12/9/1983                                          11.58
12/12/1983                                          11.54
12/13/1983                                          11.65
12/14/1983                                          11.68
12/15/1983                                          11.66
12/16/1983                                          11.59
12/19/1983                                          11.59
12/20/1983                                          11.56
12/21/1983                                          11.54
12/22/1983                                          11.51
12/23/1983                                          11.53
12/26/1983                                             ND
12/27/1983                                          11.50
12/28/1983                                          11.56
12/29/1983                                          11.52
12/30/1983                                          11.57
  1/2/1984                                             ND
  1/3/1984                                          11.59
  1/4/1984                                          11.50
  1/5/1984                                          11.47
  1/6/1984                                          11.43
  1/9/1984                                          11.47
 1/10/1984                                          11.44
 1/11/1984                                          11.46
 1/12/1984                                          11.48
 1/13/1984                                          11.26
 1/16/1984                                          11.25
 1/17/1984                                          11.28
 1/18/1984                                          11.30
 1/19/1984                                          11.29
 1/20/1984                                          11.32
 1/23/1984                                          11.31
 1/24/1984                                          11.31
 1/25/1984                                          11.31
 1/26/1984                                          11.31
 1/27/1984                                          11.31
 1/30/1984                                          11.31
 1/31/1984                                          11.34
  2/1/1984                                          11.31
  2/2/1984                                          11.28
  2/3/1984                                          11.31
  2/6/1984                                          11.40
  2/7/1984                                          11.40
  2/8/1984                                          11.41
  2/9/1984                                          11.43
 2/10/1984                                          11.52
 2/13/1984                                             ND
 2/14/1984                                          11.54
 2/15/1984                                          11.50
 2/16/1984                                          11.51
 2/17/1984                                          11.63
 2/20/1984                                             ND
 2/21/1984                                          11.62
 2/22/1984                                          11.61
 2/23/1984                                          11.76
 2/24/1984                                          11.69
 2/27/1984                                          11.77
 2/28/1984                                          11.80
 2/29/1984                                          11.74
  3/1/1984                                          11.77
  3/2/1984                                          11.68
  3/5/1984                                          11.76
  3/6/1984                                          11.77
  3/7/1984                                          11.87
  3/8/1984                                          11.90
  3/9/1984                                          11.95
 3/12/1984                                          11.94
 3/13/1984                                          11.97
 3/14/1984                                          12.00
 3/15/1984                                          11.99
 3/16/1984                                          12.01
 3/19/1984                                          12.11
 3/20/1984                                          12.13
 3/21/1984                                          12.17
 3/22/1984                                          12.22
 3/23/1984                                          12.23
 3/26/1984                                          12.20
 3/27/1984                                          12.21
 3/28/1984                                          12.15
 3/29/1984                                          12.16
 3/30/1984                                          12.28
  4/2/1984                                          12.29
  4/3/1984                                          12.40
  4/4/1984                                          12.44
  4/5/1984                                          12.42
  4/6/1984                                          12.24
  4/9/1984                                          12.22
 4/10/1984                                          12.26
 4/11/1984                                          12.24
 4/12/1984                                          12.16
 4/13/1984                                          12.30
 4/16/1984                                          12.35
 4/17/1984                                          12.30
 4/18/1984                                          12.40
 4/19/1984                                          12.47
 4/20/1984                                             ND
 4/23/1984                                          12.49
 4/24/1984                                          12.46
 4/25/1984                                          12.45
 4/26/1984                                          12.42
 4/27/1984                                          12.55
 4/30/1984                                          12.57
  5/1/1984                                          12.57
  5/2/1984                                          12.62
  5/3/1984                                          12.64
  5/4/1984                                          12.83
  5/7/1984                                          12.90
  5/8/1984                                          12.88
  5/9/1984                                          12.97
 5/10/1984                                          12.98
 5/11/1984                                          13.20
 5/14/1984                                          13.30
 5/15/1984                                          13.23
 5/16/1984                                          13.17
 5/17/1984                                          13.27
 5/18/1984                                          13.21
 5/21/1984                                          13.18
 5/22/1984                                          13.27
 5/23/1984                                          13.30
 5/24/1984                                          13.46
 5/25/1984                                          13.52
 5/28/1984                                             ND
 5/29/1984                                          13.70
 5/30/1984                                          13.84
 5/31/1984                                          13.76
  6/1/1984                                          13.46
  6/4/1984                                          13.29
  6/5/1984                                          13.24
  6/6/1984                                          13.38
  6/7/1984                                          13.43
  6/8/1984                                          13.35
 6/11/1984                                          13.57
 6/12/1984                                          13.45
 6/13/1984                                          13.37
 6/14/1984                                          13.31
 6/15/1984                                          13.12
 6/18/1984                                          13.19
 6/19/1984                                          13.30
 6/20/1984                                          13.57
 6/21/1984                                          13.67
 6/22/1984                                          13.72
 6/25/1984                                          13.70
 6/26/1984                                          13.77
 6/27/1984                                          13.70
 6/28/1984                                          13.70
 6/29/1984                                          13.72
  7/2/1984                                          13.73
  7/3/1984                                          13.67
  7/4/1984                                             ND
  7/5/1984                                          13.64
  7/6/1984                                          13.65
  7/9/1984                                          13.40
 7/10/1984                                          13.46
 7/11/1984                                          13.45
 7/12/1984                                          13.39
 7/13/1984                                          13.24
 7/16/1984                                          13.24
 7/17/1984                                          13.29
 7/18/1984                                          13.22
 7/19/1984                                          13.17
 7/20/1984                                          13.24
 7/23/1984                                          13.25
 7/24/1984                                          13.24
 7/25/1984                                          12.95
 7/26/1984                                          12.80
 7/27/1984                                          12.89
 7/30/1984                                          13.00
 7/31/1984                                          12.85
  8/1/1984                                          12.74
  8/2/1984                                          12.71
  8/3/1984                                          12.55
  8/6/1984                                          12.66
  8/7/1984                                          12.64
  8/8/1984                                          12.62
  8/9/1984                                          12.59
 8/10/1984                                          12.63
 8/13/1984                                          12.71
 8/14/1984                                          12.62
 8/15/1984                                          12.68
 8/16/1984                                          12.66
 8/17/1984                                          12.67
 8/20/1984                                          12.66
 8/21/1984                                          12.64
 8/22/1984                                          12.66
 8/23/1984                                          12.68
 8/24/1984                                          12.67
 8/27/1984                                          12.80
 8/28/1984                                          12.82
 8/29/1984                                          12.78
 8/30/1984                                          12.79
 8/31/1984                                          12.77
  9/3/1984                                             ND
  9/4/1984                                          12.85
  9/5/1984                                          12.92
  9/6/1984                                          12.82
  9/7/1984                                          12.75
 9/10/1984                                          12.65
 9/11/1984                                          12.59
 9/12/1984                                          12.62
 9/13/1984                                          12.47
 9/14/1984                                          12.42
 9/17/1984                                          12.42
 9/18/1984                                          12.33
 9/19/1984                                          12.26
 9/20/1984                                          12.27
 9/21/1984                                          12.44
 9/24/1984                                          12.51
 9/25/1984                                          12.53
 9/26/1984                                          12.47
 9/27/1984                                          12.31
 9/28/1984                                          12.48
 10/1/1984                                          12.51
 10/2/1984                                          12.52
 10/3/1984                                          12.49
 10/4/1984                                          12.45
 10/5/1984                                          12.35
 10/8/1984                                             ND
 10/9/1984                                          12.32
10/10/1984                                          12.32
10/11/1984                                          12.23
10/12/1984                                          12.17
10/15/1984                                          12.24
10/16/1984                                          12.25
10/17/1984                                          12.21
10/18/1984                                          11.98
10/19/1984                                          11.82
10/22/1984                                          11.82
10/23/1984                                          11.62
10/24/1984                                          11.55
10/25/1984                                          11.65
10/26/1984                                          11.83
10/29/1984                                          11.79
10/30/1984                                          11.63
10/31/1984                                          11.59
 11/1/1984                                          11.45
 11/2/1984                                          11.46
 11/5/1984                                          11.40
 11/6/1984                                             ND
 11/7/1984                                          11.45
 11/8/1984                                          11.55
 11/9/1984                                          11.47
11/12/1984                                             ND
11/13/1984                                          11.55
11/14/1984                                          11.59
11/15/1984                                          11.52
11/16/1984                                          11.46
11/19/1984                                          11.41
11/20/1984                                          11.29
11/21/1984                                          11.14
11/22/1984                                             ND
11/23/1984                                          10.99
11/26/1984                                          11.05
11/27/1984                                          11.05
11/28/1984                                          11.03
11/29/1984                                          11.07
11/30/1984                                          11.25
 12/3/1984                                          11.23
 12/4/1984                                          11.16
 12/5/1984                                          11.14
 12/6/1984                                          11.23
 12/7/1984                                          11.31
12/10/1984                                          11.26
12/11/1984                                          11.18
12/12/1984                                          11.14
12/13/1984                                          11.27
12/14/1984                                          11.08
12/17/1984                                          11.01
12/18/1984                                          10.83
12/19/1984                                          10.86
12/20/1984                                          10.89
12/21/1984                                          10.89
12/24/1984                                          10.85
12/25/1984                                             ND
12/26/1984                                          10.97
12/27/1984                                          10.98
12/28/1984                                          11.03
12/31/1984                                          11.08
  1/1/1985                                             ND
  1/2/1985                                          11.22
  1/3/1985                                          11.13
  1/4/1985                                          11.19
  1/7/1985                                          11.09
  1/8/1985                                          11.04
  1/9/1985                                          11.03
 1/10/1985                                          11.05
 1/11/1985                                          11.14
 1/14/1985                                          11.13
 1/15/1985                                          11.01
 1/16/1985                                          11.02
 1/17/1985                                          10.99
 1/18/1985                                          10.89
 1/21/1985                                             ND
 1/22/1985                                          10.79
 1/23/1985                                          10.74
 1/24/1985                                          10.61
 1/25/1985                                          10.66
 1/28/1985                                          10.70
 1/29/1985                                          10.70
 1/30/1985                                          10.68
 1/31/1985                                          10.77
  2/1/1985                                          10.93
  2/4/1985                                          10.99
  2/5/1985                                          10.93
  2/6/1985                                          11.00
  2/7/1985                                          11.04
  2/8/1985                                          11.00
 2/11/1985                                          11.05
 2/12/1985                                             ND
 2/13/1985                                          11.02
 2/14/1985                                          10.93
 2/15/1985                                          10.98
 2/18/1985                                             ND
 2/19/1985                                          10.95
 2/20/1985                                          11.09
 2/21/1985                                          11.29
 2/22/1985                                          11.35
 2/25/1985                                          11.40
 2/26/1985                                          11.35
 2/27/1985                                          11.51
 2/28/1985                                          11.55
  3/1/1985                                          11.52
  3/4/1985                                          11.57
  3/5/1985                                          11.49
  3/6/1985                                          11.53
  3/7/1985                                          11.61
  3/8/1985                                          11.37
 3/11/1985                                          11.38
 3/12/1985                                          11.45
 3/13/1985                                          11.59
 3/14/1985                                          11.63
 3/15/1985                                          11.63
 3/18/1985                                          11.70
 3/19/1985                                          11.67
 3/20/1985                                          11.62
 3/21/1985                                          11.48
 3/22/1985                                          11.55
 3/25/1985                                          11.53
 3/26/1985                                          11.45
 3/27/1985                                          11.49
 3/28/1985                                          11.38
 3/29/1985                                          11.29
  4/1/1985                                          11.28
  4/2/1985                                          11.33
  4/3/1985                                          11.34
  4/4/1985                                          11.35
  4/5/1985                                             ND
  4/8/1985                                          11.36
  4/9/1985                                          11.28
 4/10/1985                                          11.20
 4/11/1985                                          11.05
 4/12/1985                                          11.05
 4/15/1985                                          11.02
 4/16/1985                                          10.80
 4/17/1985                                          10.86
 4/18/1985                                          10.69
 4/19/1985                                          10.69
 4/22/1985                                          10.67
 4/23/1985                                          10.79
 4/24/1985                                          10.77
 4/25/1985                                          10.87
 4/26/1985                                          10.87
 4/29/1985                                          10.96
 4/30/1985                                          10.91
  5/1/1985                                          10.81
  5/2/1985                                          10.83
  5/3/1985                                          10.74
  5/6/1985                                          10.71
  5/7/1985                                          10.68
  5/8/1985                                          10.74
  5/9/1985                                          10.68
 5/10/1985                                          10.57
 5/13/1985                                          10.56
 5/14/1985                                          10.39
 5/15/1985                                          10.39
 5/16/1985                                          10.28
 5/17/1985                                          10.32
 5/20/1985                                          10.04
 5/21/1985                                          10.07
 5/22/1985                                          10.05
 5/23/1985                                          10.11
 5/24/1985                                          10.05
 5/27/1985                                             ND
 5/28/1985                                           9.95
 5/29/1985                                           9.90
 5/30/1985                                           9.84
 5/31/1985                                           9.68
  6/3/1985                                           9.50
  6/4/1985                                           9.47
  6/5/1985                                           9.26
  6/6/1985                                           9.33
  6/7/1985                                           9.67
 6/10/1985                                           9.68
 6/11/1985                                           9.63
 6/12/1985                                           9.65
 6/13/1985                                           9.67
 6/14/1985                                           9.39
 6/17/1985                                           9.45
 6/18/1985                                           9.33
 6/19/1985                                           9.46
 6/20/1985                                           9.51
 6/21/1985                                           9.75
 6/24/1985                                           9.83
 6/25/1985                                           9.95
 6/26/1985                                           9.97
 6/27/1985                                           9.83
 6/28/1985                                           9.65
  7/1/1985                                           9.58
  7/2/1985                                           9.61
  7/3/1985                                           9.62
  7/4/1985                                             ND
  7/5/1985                                           9.30
  7/8/1985                                           9.41
  7/9/1985                                           9.41
 7/10/1985                                           9.45
 7/11/1985                                           9.61
 7/12/1985                                           9.63
 7/15/1985                                           9.63
 7/16/1985                                           9.59
 7/17/1985                                           9.54
 7/18/1985                                           9.71
 7/19/1985                                           9.72
 7/22/1985                                           9.87
 7/23/1985                                           9.91
 7/24/1985                                           9.92
 7/25/1985                                           9.91
 7/26/1985                                           9.96
 7/29/1985                                          10.02
 7/30/1985                                          10.02
 7/31/1985                                           9.98
  8/1/1985                                           9.95
  8/2/1985                                          10.09
  8/5/1985                                          10.06
  8/6/1985                                          10.08
  8/7/1985                                          10.01
  8/8/1985                                           9.91
  8/9/1985                                           9.86
 8/12/1985                                           9.86
 8/13/1985                                           9.92
 8/14/1985                                           9.84
 8/15/1985                                           9.83
 8/16/1985                                           9.74
 8/19/1985                                           9.74
 8/20/1985                                           9.70
 8/21/1985                                           9.63
 8/22/1985                                           9.62
 8/23/1985                                           9.67
 8/26/1985                                           9.70
 8/27/1985                                           9.65
 8/28/1985                                           9.63
 8/29/1985                                           9.58
 8/30/1985                                           9.74
  9/2/1985                                             ND
  9/3/1985                                           9.71
  9/4/1985                                           9.64
  9/5/1985                                           9.71
  9/6/1985                                           9.97
  9/9/1985                                           9.97
 9/10/1985                                           9.96
 9/11/1985                                           9.98
 9/12/1985                                           9.97
 9/13/1985                                           9.87
 9/16/1985                                           9.83
 9/17/1985                                           9.85
 9/18/1985                                           9.87
 9/19/1985                                           9.89
 9/20/1985                                           9.81
 9/23/1985                                           9.74
 9/24/1985                                           9.69
 9/25/1985                                           9.59
 9/26/1985                                           9.61
 9/27/1985                                             ND
 9/30/1985                                           9.73
 10/1/1985                                           9.69
 10/2/1985                                           9.69
 10/3/1985                                           9.69
 10/4/1985                                           9.73
 10/7/1985                                           9.83
 10/8/1985                                           9.81
 10/9/1985                                           9.82
10/10/1985                                           9.82
10/11/1985                                           9.82
10/14/1985                                             ND
10/15/1985                                           9.79
10/16/1985                                           9.73
10/17/1985                                           9.67
10/18/1985                                           9.62
10/21/1985                                           9.63
10/22/1985                                           9.60
10/23/1985                                           9.62
10/24/1985                                           9.64
10/25/1985                                           9.67
10/28/1985                                           9.75
10/29/1985                                           9.61
10/30/1985                                           9.45
10/31/1985                                           9.47
 11/1/1985                                           9.45
 11/4/1985                                           9.44
 11/5/1985                                           9.39
 11/6/1985                                           9.38
 11/7/1985                                           9.38
 11/8/1985                                           9.30
11/11/1985                                             ND
11/12/1985                                           9.20
11/13/1985                                           9.28
11/14/1985                                           9.33
11/15/1985                                           9.39
11/18/1985                                           9.22
11/19/1985                                           9.20
11/20/1985                                           9.22
11/21/1985                                           9.17
11/22/1985                                           9.22
11/25/1985                                           9.23
11/26/1985                                           9.24
11/27/1985                                           9.12
11/28/1985                                             ND
11/29/1985                                           9.07
 12/2/1985                                           9.14
 12/3/1985                                           9.15
 12/4/1985                                           9.10
 12/5/1985                                           9.10
 12/6/1985                                           9.12
 12/9/1985                                           8.98
12/10/1985                                           8.83
12/11/1985                                           8.64
12/12/1985                                           8.72
12/13/1985                                           8.63
12/16/1985                                           8.62
12/17/1985                                           8.48
12/18/1985                                           8.57
12/19/1985                                           8.58
12/20/1985                                           8.52
12/23/1985                                           8.56
12/24/1985                                           8.56
12/25/1985                                             ND
12/26/1985                                           8.52
12/27/1985                                           8.50
12/30/1985                                           8.49
12/31/1985                                           8.49
  1/1/1986                                             ND
  1/2/1986                                           8.51
  1/3/1986                                           8.52
  1/6/1986                                           8.54
  1/7/1986                                           8.44
  1/8/1986                                           8.58
  1/9/1986                                           8.78
 1/10/1986                                           8.89
 1/13/1986                                           9.00
 1/14/1986                                           8.93
 1/15/1986                                           8.82
 1/16/1986                                           8.79
 1/17/1986                                           8.74
 1/20/1986                                             ND
 1/21/1986                                           8.74
 1/22/1986                                           8.77
 1/23/1986                                           8.74
 1/24/1986                                           8.74
 1/27/1986                                           8.63
 1/28/1986                                           8.53
 1/29/1986                                           8.56
 1/30/1986                                           8.57
 1/31/1986                                           8.53
  2/3/1986                                           8.50
  2/4/1986                                           8.44
  2/5/1986                                           8.51
  2/6/1986                                           8.54
  2/7/1986                                           8.62
 2/10/1986                                           8.54
 2/11/1986                                           8.47
 2/12/1986                                           8.46
 2/13/1986                                           8.43
 2/14/1986                                           8.29
 2/17/1986                                             ND
 2/18/1986                                           8.28
 2/19/1986                                           8.37
 2/20/1986                                           8.39
 2/21/1986                                           8.24
 2/24/1986                                           8.20
 2/25/1986                                           8.21
 2/26/1986                                           8.07
 2/27/1986                                           7.91
 2/28/1986                                           7.91
  3/3/1986                                           7.76
  3/4/1986                                           7.55
  3/5/1986                                           7.76
  3/6/1986                                           7.68
  3/7/1986                                           7.56
 3/10/1986                                           7.41
 3/11/1986                                           7.35
 3/12/1986                                           7.37
 3/13/1986                                           7.46
 3/14/1986                                           7.40
 3/17/1986                                           7.42
 3/18/1986                                           7.48
 3/19/1986                                           7.46
 3/20/1986                                           7.45
 3/21/1986                                           7.47
 3/24/1986                                           7.40
 3/25/1986                                           7.39
 3/26/1986                                           7.36
 3/27/1986                                           7.28
 3/28/1986                                             ND
 3/31/1986                                           7.19
  4/1/1986                                           7.18
  4/2/1986                                           7.21
  4/3/1986                                           7.29
  4/4/1986                                           7.22
  4/7/1986                                           7.19
  4/8/1986                                           7.07
  4/9/1986                                           6.99
 4/10/1986                                           6.95
 4/11/1986                                           7.00
 4/14/1986                                           6.89
 4/15/1986                                           6.88
 4/16/1986                                           6.68
 4/17/1986                                           6.75
 4/18/1986                                           6.78
 4/21/1986                                           6.75
 4/22/1986                                           6.93
 4/23/1986                                           7.11
 4/24/1986                                           7.31
 4/25/1986                                           7.39
 4/28/1986                                           7.27
 4/29/1986                                           7.17
 4/30/1986                                           7.17
  5/1/1986                                           7.20
  5/2/1986                                           7.23
  5/5/1986                                           7.17
  5/6/1986                                           7.16
  5/7/1986                                           7.21
  5/8/1986                                           7.17
  5/9/1986                                           7.25
 5/12/1986                                           7.41
 5/13/1986                                           7.46
 5/14/1986                                           7.48
 5/15/1986                                           7.67
 5/16/1986                                           7.89
 5/19/1986                                           7.87
 5/20/1986                                           7.80
 5/21/1986                                           7.76
 5/22/1986                                           7.76
 5/23/1986                                           7.73
 5/26/1986                                             ND
 5/27/1986                                           7.65
 5/28/1986                                           7.55
 5/29/1986                                           7.78
 5/30/1986                                           7.82
  6/2/1986                                           8.05
  6/3/1986                                           7.99
  6/4/1986                                           8.17
  6/5/1986                                           8.10
  6/6/1986                                           7.78
  6/9/1986                                           7.94
 6/10/1986                                           7.92
 6/11/1986                                           7.90
 6/12/1986                                           7.83
 6/13/1986                                           7.57
 6/16/1986                                           7.47
 6/17/1986                                           7.45
 6/18/1986                                           7.41
 6/19/1986                                           7.49
 6/20/1986                                           7.45
 6/23/1986                                           7.42
 6/24/1986                                           7.35
 6/25/1986                                           7.31
 6/26/1986                                           7.29
 6/27/1986                                           7.27
 6/30/1986                                           7.23
  7/1/1986                                           7.23
  7/2/1986                                           7.23
  7/3/1986                                           7.15
  7/4/1986                                             ND
  7/7/1986                                           7.14
  7/8/1986                                           7.26
  7/9/1986                                           7.14
 7/10/1986                                           7.12
 7/11/1986                                           7.00
 7/14/1986                                           6.97
 7/15/1986                                           6.91
 7/16/1986                                           6.90
 7/17/1986                                           6.91
 7/18/1986                                           6.88
 7/21/1986                                           6.88
 7/22/1986                                           6.93
 7/23/1986                                           7.04
 7/24/1986                                           7.12
 7/25/1986                                           7.09
 7/28/1986                                           7.23
 7/29/1986                                           7.13
 7/30/1986                                           7.10
 7/31/1986                                           7.02
  8/1/1986                                           7.02
  8/4/1986                                           7.01
  8/5/1986                                           7.07
  8/6/1986                                           7.13
  8/7/1986                                           7.10
  8/8/1986                                           6.97
 8/11/1986                                           6.90
 8/12/1986                                           6.89
 8/13/1986                                           6.83
 8/14/1986                                           6.89
 8/15/1986                                           6.83
 8/18/1986                                           6.83
 8/19/1986                                           6.70
 8/20/1986                                           6.65
 8/21/1986                                           6.62
 8/22/1986                                           6.68
 8/25/1986                                           6.65
 8/26/1986                                           6.63
 8/27/1986                                           6.53
 8/28/1986                                           6.52
 8/29/1986                                           6.40
  9/1/1986                                             ND
  9/2/1986                                           6.45
  9/3/1986                                           6.64
  9/4/1986                                           6.63
  9/5/1986                                           6.81
  9/8/1986                                           6.89
  9/9/1986                                           6.88
 9/10/1986                                           6.85
 9/11/1986                                           7.07
 9/12/1986                                           7.09
 9/15/1986                                           7.00
 9/16/1986                                           6.99
 9/17/1986                                           6.93
 9/18/1986                                           7.02
 9/19/1986                                           7.10
 9/22/1986                                           7.06
 9/23/1986                                           7.03
 9/24/1986                                           6.94
 9/25/1986                                           6.94
 9/26/1986                                           6.96
 9/29/1986                                           7.04
 9/30/1986                                           6.98
 10/1/1986                                           6.93
 10/2/1986                                           6.95
 10/3/1986                                           6.74
 10/6/1986                                           6.71
 10/7/1986                                           6.71
 10/8/1986                                           6.71
 10/9/1986                                           6.73
10/10/1986                                           6.73
10/13/1986                                             ND
10/14/1986                                           6.82
10/15/1986                                           6.87
10/16/1986                                           6.87
10/17/1986                                           6.94
10/20/1986                                           7.05
10/21/1986                                           6.96
10/22/1986                                           6.91
10/23/1986                                           6.82
10/24/1986                                           6.86
10/27/1986                                           6.82
10/28/1986                                           6.85
10/29/1986                                           6.82
10/30/1986                                           6.75
10/31/1986                                           6.76
 11/3/1986                                           6.71
 11/4/1986                                           6.71
 11/5/1986                                           6.72
 11/6/1986                                           6.79
 11/7/1986                                           6.86
11/10/1986                                           6.89
11/11/1986                                             ND
11/12/1986                                           6.87
11/13/1986                                           6.83
11/14/1986                                           6.81
11/17/1986                                           6.77
11/18/1986                                           6.79
11/19/1986                                           6.73
11/20/1986                                           6.74
11/21/1986                                           6.72
11/24/1986                                           6.69
11/25/1986                                           6.66
11/26/1986                                           6.65
11/27/1986                                             ND
11/28/1986                                           6.65
 12/1/1986                                           6.69
 12/2/1986                                           6.61
 12/3/1986                                           6.58
 12/4/1986                                           6.53
 12/5/1986                                           6.65
 12/8/1986                                           6.61
 12/9/1986                                           6.60
12/10/1986                                           6.58
12/11/1986                                           6.64
12/12/1986                                           6.66
12/15/1986                                           6.69
12/16/1986                                           6.67
12/17/1986                                           6.68
12/18/1986                                           6.69
12/19/1986                                           6.69
12/22/1986                                           6.69
12/23/1986                                           6.68
12/24/1986                                           6.68
12/25/1986                                             ND
12/26/1986                                           6.69
12/29/1986                                           6.78
12/30/1986                                           6.82
12/31/1986                                           6.81
  1/1/1987                                             ND
  1/2/1987                                           6.75
  1/5/1987                                           6.67
  1/6/1987                                           6.67
  1/7/1987                                           6.65
  1/8/1987                                           6.60
  1/9/1987                                           6.58
 1/12/1987                                           6.61
 1/13/1987                                           6.64
 1/14/1987                                           6.67
 1/15/1987                                           6.64
 1/16/1987                                           6.60
 1/19/1987                                             ND
 1/20/1987                                           6.57
 1/21/1987                                           6.57
 1/22/1987                                           6.57
 1/23/1987                                           6.59
 1/26/1987                                           6.67
 1/27/1987                                           6.66
 1/28/1987                                           6.63
 1/29/1987                                           6.65
 1/30/1987                                           6.71
  2/2/1987                                           6.75
  2/3/1987                                           6.77
  2/4/1987                                           6.76
  2/5/1987                                           6.70
  2/6/1987                                           6.73
  2/9/1987                                           6.79
 2/10/1987                                           6.89
 2/11/1987                                           6.96
 2/12/1987                                           6.92
 2/13/1987                                           6.83
 2/16/1987                                             ND
 2/17/1987                                           6.87
 2/18/1987                                           6.84
 2/19/1987                                           6.76
 2/20/1987                                           6.78
 2/23/1987                                           6.78
 2/24/1987                                           6.75
 2/25/1987                                           6.72
 2/26/1987                                           6.74
 2/27/1987                                           6.71
  3/2/1987                                           6.69
  3/3/1987                                           6.72
  3/4/1987                                           6.66
  3/5/1987                                           6.69
  3/6/1987                                           6.77
  3/9/1987                                           6.78
 3/10/1987                                           6.78
 3/11/1987                                           6.78
 3/12/1987                                           6.78
 3/13/1987                                           6.75
 3/16/1987                                           6.77
 3/17/1987                                           6.75
 3/18/1987                                           6.76
 3/19/1987                                           6.75
 3/20/1987                                           6.77
 3/23/1987                                           6.80
 3/24/1987                                           6.82
 3/25/1987                                           6.84
 3/26/1987                                           6.81
 3/27/1987                                           6.89
 3/30/1987                                           7.07
 3/31/1987                                           7.02
  4/1/1987                                           7.12
  4/2/1987                                           7.12
  4/3/1987                                           7.10
  4/6/1987                                           7.06
  4/7/1987                                           7.14
  4/8/1987                                           7.14
  4/9/1987                                           7.30
 4/10/1987                                           7.55
 4/13/1987                                           7.68
 4/14/1987                                           7.83
 4/15/1987                                           7.67
 4/16/1987                                           7.55
 4/17/1987                                             ND
 4/20/1987                                           7.72
 4/21/1987                                           7.71
 4/22/1987                                           7.77
 4/23/1987                                           7.92
 4/24/1987                                           8.05
 4/27/1987                                           7.97
 4/28/1987                                           7.91
 4/29/1987                                           7.93
 4/30/1987                                           7.82
  5/1/1987                                           7.98
  5/4/1987                                           8.12
  5/5/1987                                           8.08
  5/6/1987                                           8.15
  5/7/1987                                           8.08
  5/8/1987                                           8.04
 5/11/1987                                           8.19
 5/12/1987                                           8.19
 5/13/1987                                           8.18
 5/14/1987                                           8.20
 5/15/1987                                           8.45
 5/18/1987                                           8.42
 5/19/1987                                           8.55
 5/20/1987                                           8.61
 5/21/1987                                           8.55
 5/22/1987                                           8.49
 5/25/1987                                             ND
 5/26/1987                                           8.23
 5/27/1987                                           8.28
 5/28/1987                                           8.25
 5/29/1987                                           8.15
  6/1/1987                                           8.08
  6/2/1987                                           8.31
  6/3/1987                                           8.25
  6/4/1987                                           8.20
  6/5/1987                                           8.11
  6/8/1987                                           8.14
  6/9/1987                                           8.18
 6/10/1987                                           8.15
 6/11/1987                                           8.13
 6/12/1987                                           7.90
 6/15/1987                                           7.89
 6/16/1987                                           7.89
 6/17/1987                                           7.83
 6/18/1987                                           7.87
 6/19/1987                                           7.89
 6/22/1987                                           7.83
 6/23/1987                                           7.85
 6/24/1987                                           7.94
 6/25/1987                                           7.91
 6/26/1987                                           8.02
 6/29/1987                                           7.97
 6/30/1987                                           8.02
  7/1/1987                                           7.96
  7/2/1987                                           7.90
  7/3/1987                                             ND
  7/6/1987                                           7.90
  7/7/1987                                           7.90
  7/8/1987                                           7.90
  7/9/1987                                           7.95
 7/10/1987                                           7.88
 7/13/1987                                           7.93
 7/14/1987                                           7.89
 7/15/1987                                           7.97
 7/16/1987                                           7.95
 7/17/1987                                           7.92
 7/20/1987                                           7.96
 7/21/1987                                           8.03
 7/22/1987                                           8.05
 7/23/1987                                           8.08
 7/24/1987                                           8.12
 7/27/1987                                           8.15
 7/28/1987                                           8.17
 7/29/1987                                           8.16
 7/30/1987                                           8.20
 7/31/1987                                           8.21
  8/3/1987                                           8.34
  8/4/1987                                           8.34
  8/5/1987                                           8.26
  8/6/1987                                           8.28
  8/7/1987                                           8.27
 8/10/1987                                           8.29
 8/11/1987                                           8.26
 8/12/1987                                           8.27
 8/13/1987                                           8.21
 8/14/1987                                           8.18
 8/17/1987                                           8.17
 8/18/1987                                           8.31
 8/19/1987                                           8.34
 8/20/1987                                           8.35
 8/21/1987                                           8.35
 8/24/1987                                           8.34
 8/25/1987                                           8.32
 8/26/1987                                           8.36
 8/27/1987                                           8.48
 8/28/1987                                           8.54
 8/31/1987                                           8.52
  9/1/1987                                           8.57
  9/2/1987                                           8.77
  9/3/1987                                           8.77
  9/4/1987                                           8.82
  9/7/1987                                             ND
  9/8/1987                                           9.02
  9/9/1987                                           9.00
 9/10/1987                                           8.95
 9/11/1987                                           8.88
 9/14/1987                                           8.87
 9/15/1987                                           8.95
 9/16/1987                                           9.00
 9/17/1987                                           8.98
 9/18/1987                                           8.91
 9/21/1987                                           8.94
 9/22/1987                                           8.91
 9/23/1987                                           8.92
 9/24/1987                                           9.03
 9/25/1987                                           9.06
 9/28/1987                                           9.07
 9/29/1987                                           9.17
 9/30/1987                                           9.21
 10/1/1987                                           9.22
 10/2/1987                                           9.20
 10/5/1987                                           9.28
 10/6/1987                                           9.32
 10/7/1987                                           9.31
 10/8/1987                                           9.49
 10/9/1987                                           9.56
10/12/1987                                             ND
10/13/1987                                           9.51
10/14/1987                                           9.75
10/15/1987                                           9.82
10/16/1987                                           9.84
10/19/1987                                           9.70
10/20/1987                                           8.93
10/21/1987                                           8.80
10/22/1987                                           8.52
10/23/1987                                           8.55
10/26/1987                                           8.33
10/27/1987                                           8.42
10/28/1987                                           8.43
10/29/1987                                           8.33
10/30/1987                                           8.37
 11/2/1987                                           8.44
 11/3/1987                                           8.38
 11/4/1987                                           8.30
 11/5/1987                                           8.18
 11/6/1987                                           8.28
 11/9/1987                                           8.30
11/10/1987                                           8.27
11/11/1987                                             ND
11/12/1987                                           8.27
11/13/1987                                           8.34
11/16/1987                                           8.34
11/17/1987                                           8.38
11/18/1987                                           8.38
11/19/1987                                           8.34
11/20/1987                                           8.32
11/23/1987                                           8.34
11/24/1987                                           8.35
11/25/1987                                           8.41
11/26/1987                                             ND
11/27/1987                                           8.55
11/30/1987                                           8.43
 12/1/1987                                           8.44
 12/2/1987                                           8.43
 12/3/1987                                           8.35
 12/4/1987                                           8.35
 12/7/1987                                           8.48
 12/8/1987                                           8.49
 12/9/1987                                           8.47
12/10/1987                                           8.63
12/11/1987                                           8.65
12/14/1987                                           8.63
12/15/1987                                           8.54
12/16/1987                                           8.46
12/17/1987                                           8.47
12/18/1987                                           8.39
12/21/1987                                           8.38
12/22/1987                                           8.48
12/23/1987                                           8.40
12/24/1987                                           8.37
12/25/1987                                             ND
12/28/1987                                           8.46
12/29/1987                                           8.41
12/30/1987                                           8.32
12/31/1987                                           8.33
  1/1/1988                                             ND
  1/4/1988                                           8.35
  1/5/1988                                           8.29
  1/6/1988                                           8.37
  1/7/1988                                           8.35
  1/8/1988                                           8.48
 1/11/1988                                           8.41
 1/12/1988                                           8.39
 1/13/1988                                           8.36
 1/14/1988                                           8.36
 1/15/1988                                           8.13
 1/18/1988                                             ND
 1/19/1988                                           8.16
 1/20/1988                                           8.11
 1/21/1988                                           8.04
 1/22/1988                                           8.01
 1/25/1988                                           7.99
 1/26/1988                                           8.08
 1/27/1988                                           7.91
 1/28/1988                                           7.83
 1/29/1988                                           7.76
  2/1/1988                                           7.78
  2/2/1988                                           7.70
  2/3/1988                                           7.76
  2/4/1988                                           7.76
  2/5/1988                                           7.64
  2/8/1988                                           7.70
  2/9/1988                                           7.65
 2/10/1988                                           7.59
 2/11/1988                                           7.64
 2/12/1988                                           7.77
 2/15/1988                                             ND
 2/16/1988                                           7.79
 2/17/1988                                           7.80
 2/18/1988                                           7.78
 2/19/1988                                           7.77
 2/22/1988                                           7.75
 2/23/1988                                           7.69
 2/24/1988                                           7.69
 2/25/1988                                           7.68
 2/26/1988                                           7.67
 2/29/1988                                           7.64
  3/1/1988                                           7.61
  3/2/1988                                           7.59
  3/3/1988                                           7.59
  3/4/1988                                           7.74
  3/7/1988                                           7.77
  3/8/1988                                           7.79
  3/9/1988                                           7.76
 3/10/1988                                           7.81
 3/11/1988                                           7.76
 3/14/1988                                           7.76
 3/15/1988                                           7.76
 3/16/1988                                           7.81
 3/17/1988                                           7.76
 3/18/1988                                           7.81
 3/21/1988                                           7.91
 3/22/1988                                           7.91
 3/23/1988                                           7.95
 3/24/1988                                           8.01
 3/25/1988                                           7.95
 3/28/1988                                           8.03
 3/29/1988                                           8.03
 3/30/1988                                           8.03
 3/31/1988                                           8.04
  4/1/1988                                             ND
  4/4/1988                                           8.19
  4/5/1988                                           8.18
  4/6/1988                                           8.13
  4/7/1988                                           8.12
  4/8/1988                                           8.05
 4/11/1988                                           8.10
 4/12/1988                                           8.09
 4/13/1988                                           8.05
 4/14/1988                                           8.15
 4/15/1988                                           8.20
 4/18/1988                                           8.25
 4/19/1988                                           8.24
 4/20/1988                                           8.27
 4/21/1988                                           8.26
 4/22/1988                                           8.23
 4/25/1988                                           8.23
 4/26/1988                                           8.24
 4/27/1988                                           8.25
 4/28/1988                                           8.32
 4/29/1988                                           8.33
  5/2/1988                                           8.39
  5/3/1988                                           8.35
  5/4/1988                                           8.35
  5/5/1988                                           8.39
  5/6/1988                                           8.48
  5/9/1988                                           8.50
 5/10/1988                                           8.55
 5/11/1988                                           8.55
 5/12/1988                                           8.55
 5/13/1988                                           8.51
 5/16/1988                                           8.52
 5/17/1988                                           8.64
 5/18/1988                                           8.68
 5/19/1988                                           8.67
 5/20/1988                                           8.70
 5/23/1988                                           8.74
 5/24/1988                                           8.73
 5/25/1988                                           8.73
 5/26/1988                                           8.72
 5/27/1988                                           8.75
 5/30/1988                                             ND
 5/31/1988                                           8.73
  6/1/1988                                           8.57
  6/2/1988                                           8.60
  6/3/1988                                           8.52
  6/6/1988                                           8.51
  6/7/1988                                           8.54
  6/8/1988                                           8.46
  6/9/1988                                           8.50
 6/10/1988                                           8.47
 6/13/1988                                           8.45
 6/14/1988                                           8.25
 6/15/1988                                           8.29
 6/16/1988                                           8.46
 6/17/1988                                           8.58
 6/20/1988                                           8.59
 6/21/1988                                           8.61
 6/22/1988                                           8.49
 6/23/1988                                           8.47
 6/24/1988                                           8.45
 6/27/1988                                           8.54
 6/28/1988                                           8.48
 6/29/1988                                           8.47
 6/30/1988                                           8.41
  7/1/1988                                           8.38
  7/4/1988                                             ND
  7/5/1988                                           8.42
  7/6/1988                                           8.47
  7/7/1988                                           8.52
  7/8/1988                                           8.64
 7/11/1988                                           8.62
 7/12/1988                                           8.68
 7/13/1988                                           8.69
 7/14/1988                                           8.70
 7/15/1988                                           8.67
 7/18/1988                                           8.73
 7/19/1988                                           8.70
 7/20/1988                                           8.70
 7/21/1988                                           8.75
 7/22/1988                                           8.71
 7/25/1988                                           8.69
 7/26/1988                                           8.72
 7/27/1988                                           8.77
 7/28/1988                                           8.79
 7/29/1988                                           8.75
  8/1/1988                                           8.70
  8/2/1988                                           8.63
  8/3/1988                                           8.64
  8/4/1988                                           8.61
  8/5/1988                                           8.78
  8/8/1988                                           8.79
  8/9/1988                                           8.88
 8/10/1988                                           9.00
 8/11/1988                                           9.02
 8/12/1988                                           9.03
 8/15/1988                                           9.04
 8/16/1988                                           9.03
 8/17/1988                                           9.06
 8/18/1988                                           9.05
 8/19/1988                                           9.05
 8/22/1988                                           9.09
 8/23/1988                                           9.04
 8/24/1988                                           9.02
 8/25/1988                                           9.08
 8/26/1988                                           9.07
 8/29/1988                                           9.00
 8/30/1988                                           8.98
 8/31/1988                                           8.95
  9/1/1988                                           8.95
  9/2/1988                                           8.70
  9/5/1988                                             ND
  9/6/1988                                           8.70
  9/7/1988                                           8.69
  9/8/1988                                           8.69
  9/9/1988                                           8.62
 9/12/1988                                           8.66
 9/13/1988                                           8.65
 9/14/1988                                           8.59
 9/15/1988                                           8.63
 9/16/1988                                           8.65
 9/19/1988                                           8.69
 9/20/1988                                           8.68
 9/21/1988                                           8.64
 9/22/1988                                           8.67
 9/23/1988                                           8.69
 9/26/1988                                           8.73
 9/27/1988                                           8.77
 9/28/1988                                           8.81
 9/29/1988                                           8.73
 9/30/1988                                           8.61
 10/3/1988                                           8.59
 10/4/1988                                           8.60
 10/5/1988                                           8.60
 10/6/1988                                           8.61
 10/7/1988                                           8.43
10/10/1988                                             ND
10/11/1988                                           8.48
10/12/1988                                           8.56
10/13/1988                                           8.55
10/14/1988                                           8.52
10/17/1988                                           8.50
10/18/1988                                           8.49
10/19/1988                                           8.53
10/20/1988                                           8.52
10/21/1988                                           8.54
10/24/1988                                           8.54
10/25/1988                                           8.53
10/26/1988                                           8.48
10/27/1988                                           8.41
10/28/1988                                           8.40
10/31/1988                                           8.37
 11/1/1988                                           8.38
 11/2/1988                                           8.44
 11/3/1988                                           8.42
 11/4/1988                                           8.58
 11/7/1988                                           8.66
 11/8/1988                                           8.66
 11/9/1988                                           8.71
11/10/1988                                           8.72
11/11/1988                                             ND
11/14/1988                                           8.76
11/15/1988                                           8.78
11/16/1988                                           8.87
11/17/1988                                           8.90
11/18/1988                                           8.91
11/21/1988                                           8.92
11/22/1988                                           8.99
11/23/1988                                           8.97
11/24/1988                                             ND
11/25/1988                                           9.07
11/28/1988                                           9.06
11/29/1988                                           9.02
11/30/1988                                           8.91
 12/1/1988                                           8.88
 12/2/1988                                           9.11
 12/5/1988                                           9.07
 12/6/1988                                           8.88
 12/7/1988                                           8.93
 12/8/1988                                           9.01
 12/9/1988                                           9.05
12/12/1988                                           9.07
12/13/1988                                           9.15
12/14/1988                                           9.19
12/15/1988                                           9.21
12/16/1988                                           9.18
12/19/1988                                           9.16
12/20/1988                                           9.09
12/21/1988                                           9.08
12/22/1988                                           9.09
12/23/1988                                           9.08
12/26/1988                                             ND
12/27/1988                                           9.17
12/28/1988                                           9.22
12/29/1988                                           9.19
12/30/1988                                           9.14
  1/2/1989                                             ND
  1/3/1989                                           9.25
  1/4/1989                                           9.24
  1/5/1989                                           9.32
  1/6/1989                                           9.30
  1/9/1989                                           9.30
 1/10/1989                                           9.29
 1/11/1989                                           9.28
 1/12/1989                                           9.20
 1/13/1989                                           9.10
 1/16/1989                                             ND
 1/17/1989                                           9.11
 1/18/1989                                           9.07
 1/19/1989                                           9.06
 1/20/1989                                           9.11
 1/23/1989                                           9.06
 1/24/1989                                           8.98
 1/25/1989                                           9.05
 1/26/1989                                           9.07
 1/27/1989                                           9.03
 1/30/1989                                           9.07
 1/31/1989                                           9.08
  2/1/1989                                           9.05
  2/2/1989                                           9.05
  2/3/1989                                           9.10
  2/6/1989                                           9.11
  2/7/1989                                           9.06
  2/8/1989                                           9.06
  2/9/1989                                           9.21
 2/10/1989                                           9.28
 2/13/1989                                           9.29
 2/14/1989                                           9.34
 2/15/1989                                           9.33
 2/16/1989                                           9.32
 2/17/1989                                           9.32
 2/20/1989                                             ND
 2/21/1989                                           9.34
 2/22/1989                                           9.43
 2/23/1989                                           9.47
 2/24/1989                                           9.49
 2/27/1989                                           9.47
 2/28/1989                                           9.42
  3/1/1989                                           9.43
  3/2/1989                                           9.38
  3/3/1989                                           9.38
  3/6/1989                                           9.34
  3/7/1989                                           9.35
  3/8/1989                                           9.34
  3/9/1989                                           9.35
 3/10/1989                                           9.48
 3/13/1989                                           9.48
 3/14/1989                                           9.45
 3/15/1989                                           9.45
 3/16/1989                                           9.43
 3/17/1989                                           9.64
 3/20/1989                                           9.71
 3/21/1989                                           9.75
 3/22/1989                                           9.65
 3/23/1989                                           9.65
 3/24/1989                                             ND
 3/27/1989                                           9.67
 3/28/1989                                           9.66
 3/29/1989                                           9.60
 3/30/1989                                           9.59
 3/31/1989                                           9.53
  4/3/1989                                           9.39
  4/4/1989                                           9.31
  4/5/1989                                           9.31
  4/6/1989                                           9.35
  4/7/1989                                           9.42
 4/10/1989                                           9.43
 4/11/1989                                           9.42
 4/12/1989                                           9.44
 4/13/1989                                           9.50
 4/14/1989                                           9.29
 4/17/1989                                           9.33
 4/18/1989                                           9.14
 4/19/1989                                           9.17
 4/20/1989                                           9.32
 4/21/1989                                           9.27
 4/24/1989                                           9.26
 4/25/1989                                           9.21
 4/26/1989                                           9.18
 4/27/1989                                           9.10
 4/28/1989                                           9.06
  5/1/1989                                           9.19
  5/2/1989                                           9.11
  5/3/1989                                           9.10
  5/4/1989                                           9.09
  5/5/1989                                           8.96
  5/8/1989                                           9.02
  5/9/1989                                           9.17
 5/10/1989                                           9.21
 5/11/1989                                           9.10
 5/12/1989                                           8.80
 5/15/1989                                           8.85
 5/16/1989                                           8.87
 5/17/1989                                           8.87
 5/18/1989                                           8.88
 5/19/1989                                           8.82
 5/22/1989                                           8.71
 5/23/1989                                           8.72
 5/24/1989                                           8.74
 5/25/1989                                           8.75
 5/26/1989                                           8.72
 5/29/1989                                             ND
 5/30/1989                                           8.68
 5/31/1989                                           8.65
  6/1/1989                                           8.65
  6/2/1989                                           8.42
  6/5/1989                                           8.33
  6/6/1989                                           8.35
  6/7/1989                                           8.28
  6/8/1989                                           8.26
  6/9/1989                                           8.16
 6/12/1989                                           8.18
 6/13/1989                                           8.30
 6/14/1989                                           8.24
 6/15/1989                                           8.36
 6/16/1989                                           8.40
 6/19/1989                                           8.41
 6/20/1989                                           8.35
 6/21/1989                                           8.40
 6/22/1989                                           8.41
 6/23/1989                                           8.27
 6/26/1989                                           8.22
 6/27/1989                                           8.14
 6/28/1989                                           8.18
 6/29/1989                                           8.09
 6/30/1989                                           8.03
  7/3/1989                                           7.99
  7/4/1989                                             ND
  7/5/1989                                           7.97
  7/6/1989                                           7.91
  7/7/1989                                           7.86
 7/10/1989                                           7.84
 7/11/1989                                           7.80
 7/12/1989                                           7.79
 7/13/1989                                           7.80
 7/14/1989                                           7.84
 7/17/1989                                           7.85
 7/18/1989                                           7.97
 7/19/1989                                           7.90
 7/20/1989                                           7.80
 7/21/1989                                           7.89
 7/24/1989                                           7.87
 7/25/1989                                           7.79
 7/26/1989                                           7.81
 7/27/1989                                           7.69
 7/28/1989                                           7.60
 7/31/1989                                           7.56
  8/1/1989                                           7.49
  8/2/1989                                           7.57
  8/3/1989                                           7.64
  8/4/1989                                           7.94
  8/7/1989                                           7.98
  8/8/1989                                           7.95
  8/9/1989                                           7.96
 8/10/1989                                           7.96
 8/11/1989                                           8.10
 8/14/1989                                           8.27
 8/15/1989                                           8.24
 8/16/1989                                           8.11
 8/17/1989                                           8.20
 8/18/1989                                           8.20
 8/21/1989                                           8.27
 8/22/1989                                           8.35
 8/23/1989                                           8.23
 8/24/1989                                           8.23
 8/25/1989                                           8.23
 8/28/1989                                           8.29
 8/29/1989                                           8.30
 8/30/1989                                           8.28
 8/31/1989                                           8.27
  9/1/1989                                           8.18
  9/4/1989                                             ND
  9/5/1989                                           8.21
  9/6/1989                                           8.19
  9/7/1989                                           8.19
  9/8/1989                                           8.14
 9/11/1989                                           8.10
 9/12/1989                                           8.07
 9/13/1989                                           8.11
 9/14/1989                                           8.05
 9/15/1989                                           8.01
 9/18/1989                                           8.04
 9/19/1989                                           8.05
 9/20/1989                                           8.14
 9/21/1989                                           8.19
 9/22/1989                                           8.20
 9/25/1989                                           8.32
 9/26/1989                                           8.29
 9/27/1989                                           8.31
 9/28/1989                                           8.34
 9/29/1989                                           8.36
 10/2/1989                                           8.33
 10/3/1989                                           8.27
 10/4/1989                                           8.25
 10/5/1989                                           8.18
 10/6/1989                                           8.01
 10/9/1989                                             ND
10/10/1989                                           8.00
10/11/1989                                           8.03
10/12/1989                                           7.98
10/13/1989                                           7.79
10/16/1989                                           7.91
10/17/1989                                           7.92
10/18/1989                                           7.92
10/19/1989                                           7.91
10/20/1989                                           7.93
10/23/1989                                           7.87
10/24/1989                                           7.80
10/25/1989                                           7.79
10/26/1989                                           7.81
10/27/1989                                           7.87
10/30/1989                                           7.86
10/31/1989                                           7.86
 11/1/1989                                           7.86
 11/2/1989                                           7.81
 11/3/1989                                           7.93
 11/6/1989                                           7.99
 11/7/1989                                           7.85
 11/8/1989                                           7.81
 11/9/1989                                           7.84
11/10/1989                                           7.85
11/13/1989                                           7.85
11/14/1989                                           7.80
11/15/1989                                           7.74
11/16/1989                                           7.74
11/17/1989                                           7.82
11/20/1989                                           7.80
11/21/1989                                           7.79
11/22/1989                                           7.72
11/23/1989                                             ND
11/24/1989                                           7.70
11/27/1989                                           7.80
11/28/1989                                           7.81
11/29/1989                                           7.78
11/30/1989                                           7.74
 12/1/1989                                           7.70
 12/4/1989                                           7.70
 12/5/1989                                           7.70
 12/6/1989                                           7.76
 12/7/1989                                           7.80
 12/8/1989                                           7.73
12/11/1989                                           7.74
12/12/1989                                           7.74
12/13/1989                                           7.73
12/14/1989                                           7.68
12/15/1989                                           7.70
12/18/1989                                           7.67
12/19/1989                                           7.69
12/20/1989                                           7.67
12/21/1989                                           7.67
12/22/1989                                           7.75
12/25/1989                                             ND
12/26/1989                                           7.90
12/27/1989                                           7.89
12/28/1989                                           7.85
12/29/1989                                           7.86
  1/1/1990                                             ND
  1/2/1990                                           7.87
  1/3/1990                                           7.92
  1/4/1990                                           7.91
  1/5/1990                                           7.92
  1/8/1990                                           7.92
  1/9/1990                                           7.92
 1/10/1990                                           7.92
 1/11/1990                                           7.94
 1/12/1990                                           7.99
 1/15/1990                                             ND
 1/16/1990                                           8.11
 1/17/1990                                           8.11
 1/18/1990                                           8.27
 1/19/1990                                           8.20
 1/22/1990                                           8.19
 1/23/1990                                           8.18
 1/24/1990                                           8.28
 1/25/1990                                           8.31
 1/26/1990                                           8.38
 1/29/1990                                           8.39
 1/30/1990                                           8.43
 1/31/1990                                           8.35
  2/1/1990                                           8.35
  2/2/1990                                           8.42
  2/5/1990                                           8.44
  2/6/1990                                           8.49
  2/7/1990                                           8.51
  2/8/1990                                           8.45
  2/9/1990                                           8.29
 2/12/1990                                           8.37
 2/13/1990                                           8.29
 2/14/1990                                           8.34
 2/15/1990                                           8.40
 2/16/1990                                           8.41
 2/19/1990                                             ND
 2/20/1990                                           8.58
 2/21/1990                                           8.60
 2/22/1990                                           8.48
 2/23/1990                                           8.47
 2/26/1990                                           8.40
 2/27/1990                                           8.34
 2/28/1990                                           8.44
  3/1/1990                                           8.53
  3/2/1990                                           8.50
  3/5/1990                                           8.58
  3/6/1990                                           8.57
  3/7/1990                                           8.56
  3/8/1990                                           8.57
  3/9/1990                                           8.68
 3/12/1990                                           8.67
 3/13/1990                                           8.75
 3/14/1990                                           8.67
 3/15/1990                                           8.69
 3/16/1990                                           8.61
 3/19/1990                                           8.65
 3/20/1990                                           8.61
 3/21/1990                                           8.62
 3/22/1990                                           8.56
 3/23/1990                                           8.54
 3/26/1990                                           8.52
 3/27/1990                                           8.55
 3/28/1990                                           8.53
 3/29/1990                                           8.60
 3/30/1990                                           8.65
  4/2/1990                                           8.65
  4/3/1990                                           8.64
  4/4/1990                                           8.56
  4/5/1990                                           8.57
  4/6/1990                                           8.55
  4/9/1990                                           8.58
 4/10/1990                                           8.58
 4/11/1990                                           8.60
 4/12/1990                                           8.62
 4/13/1990                                             ND
 4/16/1990                                           8.65
 4/17/1990                                           8.73
 4/18/1990                                           8.84
 4/19/1990                                           8.84
 4/20/1990                                           8.88
 4/23/1990                                           8.92
 4/24/1990                                           8.96
 4/25/1990                                           9.00
 4/26/1990                                           9.09
 4/27/1990                                           9.06
 4/30/1990                                           9.04
  5/1/1990                                           9.08
  5/2/1990                                           9.10
  5/3/1990                                           9.04
  5/4/1990                                           8.80
  5/7/1990                                           8.83
  5/8/1990                                           8.79
  5/9/1990                                           8.87
 5/10/1990                                           8.80
 5/11/1990                                           8.64
 5/14/1990                                           8.60
 5/15/1990                                           8.64
 5/16/1990                                           8.66
 5/17/1990                                           8.69
 5/18/1990                                           8.74
 5/21/1990                                           8.74
 5/22/1990                                           8.66
 5/23/1990                                           8.61
 5/24/1990                                           8.58
 5/25/1990                                           8.61
 5/28/1990                                             ND
 5/29/1990                                           8.59
 5/30/1990                                           8.56
 5/31/1990                                           8.56
  6/1/1990                                           8.38
  6/4/1990                                           8.39
  6/5/1990                                           8.42
  6/6/1990                                           8.43
  6/7/1990                                           8.41
  6/8/1990                                           8.42
 6/11/1990                                           8.43
 6/12/1990                                           8.44
 6/13/1990                                           8.35
 6/14/1990                                           8.32
 6/15/1990                                           8.41
 6/18/1990                                           8.45
 6/19/1990                                           8.47
 6/20/1990                                           8.51
 6/21/1990                                           8.48
 6/22/1990                                           8.46
 6/25/1990                                           8.53
 6/26/1990                                           8.51
 6/27/1990                                           8.47
 6/28/1990                                           8.41
 6/29/1990                                           8.35
  7/2/1990                                           8.35
  7/3/1990                                           8.32
  7/4/1990                                             ND
  7/5/1990                                           8.34
  7/6/1990                                           8.44
  7/9/1990                                           8.49
 7/10/1990                                           8.50
 7/11/1990                                           8.49
 7/12/1990                                           8.37
 7/13/1990                                           8.32
 7/16/1990                                           8.31
 7/17/1990                                           8.30
 7/18/1990                                           8.34
 7/19/1990                                           8.33
 7/20/1990                                           8.28
 7/23/1990                                           8.28
 7/24/1990                                           8.35
 7/25/1990                                           8.31
 7/26/1990                                           8.31
 7/27/1990                                           8.25
 7/30/1990                                           8.14
 7/31/1990                                           8.13
  8/1/1990                                           8.06
  8/2/1990                                           8.15
  8/3/1990                                           8.11
  8/6/1990                                           8.29
  8/7/1990                                           8.41
  8/8/1990                                           8.43
  8/9/1990                                           8.33
 8/10/1990                                           8.35
 8/13/1990                                           8.36
 8/14/1990                                           8.34
 8/15/1990                                           8.33
 8/16/1990                                           8.45
 8/17/1990                                           8.49
 8/20/1990                                           8.50
 8/21/1990                                           8.56
 8/22/1990                                           8.62
 8/23/1990                                           8.69
 8/24/1990                                           8.75
 8/27/1990                                           8.61
 8/28/1990                                           8.67
 8/29/1990                                           8.52
 8/30/1990                                           8.52
 8/31/1990                                           8.50
  9/3/1990                                             ND
  9/4/1990                                           8.53
  9/5/1990                                           8.47
  9/6/1990                                           8.47
  9/7/1990                                           8.45
 9/10/1990                                           8.50
 9/11/1990                                           8.48
 9/12/1990                                           8.45
 9/13/1990                                           8.44
 9/14/1990                                           8.48
 9/17/1990                                           8.49
 9/18/1990                                           8.48
 9/19/1990                                           8.51
 9/20/1990                                           8.53
 9/21/1990                                           8.58
 9/24/1990                                           8.64
 9/25/1990                                           8.64
 9/26/1990                                           8.63
 9/27/1990                                           8.52
 9/28/1990                                           8.47
 10/1/1990                                           8.38
 10/2/1990                                           8.35
 10/3/1990                                           8.33
 10/4/1990                                           8.30
 10/5/1990                                           8.27
 10/8/1990                                             ND
 10/9/1990                                           8.43
10/10/1990                                           8.49
10/11/1990                                           8.51
10/12/1990                                           8.44
10/15/1990                                           8.39
10/16/1990                                           8.39
10/17/1990                                           8.37
10/18/1990                                           8.32
10/19/1990                                           8.25
10/22/1990                                           8.25
10/23/1990                                           8.25
10/24/1990                                           8.26
10/25/1990                                           8.21
10/26/1990                                           8.23
10/29/1990                                           8.27
10/30/1990                                           8.28
10/31/1990                                           8.24
 11/1/1990                                           8.15
 11/2/1990                                           8.16
 11/5/1990                                           8.10
 11/6/1990                                           8.11
 11/7/1990                                           8.16
 11/8/1990                                           8.18
 11/9/1990                                           8.10
11/12/1990                                             ND
11/13/1990                                           8.01
11/14/1990                                           8.01
11/15/1990                                           8.01
11/16/1990                                           7.96
11/19/1990                                           8.01
11/20/1990                                           7.98
11/21/1990                                           7.92
11/22/1990                                             ND
11/23/1990                                           7.92
11/26/1990                                           7.92
11/27/1990                                           7.94
11/28/1990                                           7.94
11/29/1990                                           7.96
11/30/1990                                           7.91
 12/3/1990                                           7.88
 12/4/1990                                           7.83
 12/5/1990                                           7.82
 12/6/1990                                           7.82
 12/7/1990                                           7.67
12/10/1990                                           7.63
12/11/1990                                           7.60
12/12/1990                                           7.59
12/13/1990                                           7.68
12/14/1990                                           7.74
12/17/1990                                           7.71
12/18/1990                                           7.67
12/19/1990                                           7.64
12/20/1990                                           7.67
12/21/1990                                           7.75
12/24/1990                                           7.84
12/25/1990                                             ND
12/26/1990                                           7.78
12/27/1990                                           7.75
12/28/1990                                           7.78
12/31/1990                                           7.68
  1/1/1991                                             ND
  1/2/1991                                           7.59
  1/3/1991                                           7.56
  1/4/1991                                           7.65
  1/7/1991                                           7.75
  1/8/1991                                           7.74
  1/9/1991                                           7.81
 1/10/1991                                           7.76
 1/11/1991                                           7.79
 1/14/1991                                           7.82
 1/15/1991                                           7.79
 1/16/1991                                           7.83
 1/17/1991                                           7.71
 1/18/1991                                           7.68
 1/21/1991                                             ND
 1/22/1991                                           7.70
 1/23/1991                                           7.67
 1/24/1991                                           7.61
 1/25/1991                                           7.67
 1/28/1991                                           7.67
 1/29/1991                                           7.64
 1/30/1991                                           7.64
 1/31/1991                                           7.62
  2/1/1991                                           7.45
  2/4/1991                                           7.43
  2/5/1991                                           7.40
  2/6/1991                                           7.40
  2/7/1991                                           7.42
  2/8/1991                                           7.40
 2/11/1991                                           7.39
 2/12/1991                                           7.39
 2/13/1991                                           7.39
 2/14/1991                                           7.38
 2/15/1991                                           7.41
 2/18/1991                                             ND
 2/19/1991                                           7.46
 2/20/1991                                           7.49
 2/21/1991                                           7.51
 2/22/1991                                           7.57
 2/25/1991                                           7.57
 2/26/1991                                           7.62
 2/27/1991                                           7.64
 2/28/1991                                           7.66
  3/1/1991                                           7.78
  3/4/1991                                           7.77
  3/5/1991                                           7.73
  3/6/1991                                           7.77
  3/7/1991                                           7.73
  3/8/1991                                           7.77
 3/11/1991                                           7.71
 3/12/1991                                           7.74
 3/13/1991                                           7.67
 3/14/1991                                           7.64
 3/15/1991                                           7.73
 3/18/1991                                           7.79
 3/19/1991                                           7.93
 3/20/1991                                           7.88
 3/21/1991                                           7.82
 3/22/1991                                           7.82
 3/25/1991                                           7.83
 3/26/1991                                           7.84
 3/27/1991                                           7.76
 3/28/1991                                           7.73
 3/29/1991                                             ND
  4/1/1991                                           7.74
  4/2/1991                                           7.68
  4/3/1991                                           7.71
  4/4/1991                                           7.67
  4/5/1991                                           7.65
  4/8/1991                                           7.63
  4/9/1991                                           7.68
 4/10/1991                                           7.75
 4/11/1991                                           7.74
 4/12/1991                                           7.64
 4/15/1991                                           7.64
 4/16/1991                                           7.66
 4/17/1991                                           7.64
 4/18/1991                                           7.74
 4/19/1991                                           7.80
 4/22/1991                                           7.83
 4/23/1991                                           7.78
 4/24/1991                                           7.73
 4/25/1991                                           7.70
 4/26/1991                                           7.68
 4/29/1991                                           7.70
 4/30/1991                                           7.63
  5/1/1991                                           7.63
  5/2/1991                                           7.59
  5/3/1991                                           7.67
  5/6/1991                                           7.67
  5/7/1991                                           7.67
  5/8/1991                                           7.68
  5/9/1991                                           7.68
 5/10/1991                                           7.76
 5/13/1991                                           7.72
 5/14/1991                                           7.78
 5/15/1991                                           7.77
 5/16/1991                                           7.77
 5/17/1991                                           7.77
 5/20/1991                                           7.78
 5/21/1991                                           7.74
 5/22/1991                                           7.72
 5/23/1991                                           7.71
 5/24/1991                                           7.68
 5/27/1991                                             ND
 5/28/1991                                           7.66
 5/29/1991                                           7.66
 5/30/1991                                           7.63
 5/31/1991                                           7.69
  6/3/1991                                           7.80
  6/4/1991                                           7.80
  6/5/1991                                           7.84
  6/6/1991                                           7.89
  6/7/1991                                           7.96
 6/10/1991                                           7.95
 6/11/1991                                           7.96
 6/12/1991                                           8.02
 6/13/1991                                           8.00
 6/14/1991                                           7.94
 6/17/1991                                           7.96
 6/18/1991                                           7.97
 6/19/1991                                           7.97
 6/20/1991                                           7.91
 6/21/1991                                           7.95
 6/24/1991                                           7.98
 6/25/1991                                           7.99
 6/26/1991                                           7.98
 6/27/1991                                           7.97
 6/28/1991                                           7.90
  7/1/1991                                           7.93
  7/2/1991                                           7.95
  7/3/1991                                           7.92
  7/4/1991                                             ND
  7/5/1991                                           8.01
  7/8/1991                                           8.00
  7/9/1991                                           8.02
 7/10/1991                                           8.00
 7/11/1991                                           7.95
 7/12/1991                                           7.90
 7/15/1991                                           7.90
 7/16/1991                                           7.91
 7/17/1991                                           7.94
 7/18/1991                                           7.95
 7/19/1991                                           7.91
 7/22/1991                                           7.92
 7/23/1991                                           7.96
 7/24/1991                                           7.86
 7/25/1991                                           7.81
 7/26/1991                                           7.82
 7/29/1991                                           7.81
 7/30/1991                                           7.81
 7/31/1991                                           7.77
  8/1/1991                                           7.78
  8/2/1991                                           7.62
  8/5/1991                                           7.62
  8/6/1991                                           7.54
  8/7/1991                                           7.51
  8/8/1991                                           7.53
  8/9/1991                                           7.51
 8/12/1991                                           7.49
 8/13/1991                                           7.46
 8/14/1991                                           7.37
 8/15/1991                                           7.37
 8/16/1991                                           7.33
 8/19/1991                                           7.31
 8/20/1991                                           7.24
 8/21/1991                                           7.27
 8/22/1991                                           7.25
 8/23/1991                                           7.39
 8/26/1991                                           7.44
 8/27/1991                                           7.42
 8/28/1991                                           7.32
 8/29/1991                                           7.24
 8/30/1991                                           7.34
  9/2/1991                                             ND
  9/3/1991                                           7.32
  9/4/1991                                           7.31
  9/5/1991                                           7.32
  9/6/1991                                           7.24
  9/9/1991                                           7.20
 9/10/1991                                           7.20
 9/11/1991                                           7.21
 9/12/1991                                           7.15
 9/13/1991                                           7.13
 9/16/1991                                           7.11
 9/17/1991                                           7.10
 9/18/1991                                           7.10
 9/19/1991                                           7.10
 9/20/1991                                           7.09
 9/23/1991                                           7.09
 9/24/1991                                           7.09
 9/25/1991                                           7.06
 9/26/1991                                           7.03
 9/27/1991                                           6.95
 9/30/1991                                           6.92
 10/1/1991                                           6.90
 10/2/1991                                           6.90
 10/3/1991                                           6.88
 10/4/1991                                           6.81
 10/7/1991                                           6.81
 10/8/1991                                           6.82
 10/9/1991                                           6.87
10/10/1991                                           6.93
10/11/1991                                           6.84
10/14/1991                                             ND
10/15/1991                                           6.81
10/16/1991                                           6.79
10/17/1991                                           6.90
10/18/1991                                           6.88
10/21/1991                                           6.95
10/22/1991                                           6.99
10/23/1991                                           7.00
10/24/1991                                           6.91
10/25/1991                                           6.96
10/28/1991                                           6.91
10/29/1991                                           6.80
10/30/1991                                           6.77
10/31/1991                                           6.74
 11/1/1991                                           6.71
 11/4/1991                                           6.74
 11/5/1991                                           6.79
 11/6/1991                                           6.72
 11/7/1991                                           6.65
 11/8/1991                                           6.66
11/11/1991                                             ND
11/12/1991                                           6.65
11/13/1991                                           6.69
11/14/1991                                           6.62
11/15/1991                                           6.58
11/18/1991                                           6.57
11/19/1991                                           6.55
11/20/1991                                           6.56
11/21/1991                                           6.54
11/22/1991                                           6.56
11/25/1991                                           6.61
11/26/1991                                           6.53
11/27/1991                                           6.53
11/28/1991                                             ND
11/29/1991                                           6.48
 12/2/1991                                           6.43
 12/3/1991                                           6.39
 12/4/1991                                           6.27
 12/5/1991                                           6.30
 12/6/1991                                           6.31
 12/9/1991                                           6.23
12/10/1991                                           6.25
12/11/1991                                           6.26
12/12/1991                                           6.23
12/13/1991                                           6.30
12/16/1991                                           6.28
12/17/1991                                           6.24
12/18/1991                                           6.30
12/19/1991                                           6.19
12/20/1991                                           6.02
12/23/1991                                           6.00
12/24/1991                                           6.01
12/25/1991                                             ND
12/26/1991                                           6.00
12/27/1991                                           6.00
12/30/1991                                           5.97
12/31/1991                                           5.93
  1/1/1992                                             ND
  1/2/1992                                           5.98
  1/3/1992                                           6.05
  1/6/1992                                           6.02
  1/7/1992                                           5.94
  1/8/1992                                           5.96
  1/9/1992                                           6.02
 1/10/1992                                           6.10
 1/13/1992                                           6.21
 1/14/1992                                           6.34
 1/15/1992                                           6.37
 1/16/1992                                           6.41
 1/17/1992                                           6.36
 1/20/1992                                             ND
 1/21/1992                                           6.27
 1/22/1992                                           6.28
 1/23/1992                                           6.32
 1/24/1992                                           6.40
 1/27/1992                                           6.41
 1/28/1992                                           6.32
 1/29/1992                                           6.42
 1/30/1992                                           6.48
 1/31/1992                                           6.44
  2/3/1992                                           6.52
  2/4/1992                                           6.46
  2/5/1992                                           6.40
  2/6/1992                                           6.40
  2/7/1992                                           6.40
 2/10/1992                                           6.38
 2/11/1992                                           6.40
 2/12/1992                                           6.46
 2/13/1992                                           6.61
 2/14/1992                                           6.65
 2/17/1992                                             ND
 2/18/1992                                           6.69
 2/19/1992                                           6.67
 2/20/1992                                           6.67
 2/21/1992                                           6.77
 2/24/1992                                           6.81
 2/25/1992                                           6.78
 2/26/1992                                           6.66
 2/27/1992                                           6.67
 2/28/1992                                           6.58
  3/2/1992                                           6.73
  3/3/1992                                           6.76
  3/4/1992                                           6.76
  3/5/1992                                           6.87
  3/6/1992                                           6.85
  3/9/1992                                           6.77
 3/10/1992                                           6.78
 3/11/1992                                           6.86
 3/12/1992                                           7.01
 3/13/1992                                           7.14
 3/16/1992                                           7.12
 3/17/1992                                           7.06
 3/18/1992                                           7.06
 3/19/1992                                           7.03
 3/20/1992                                           7.12
 3/23/1992                                           7.10
 3/24/1992                                           7.00
 3/25/1992                                           6.96
 3/26/1992                                           6.98
 3/27/1992                                           6.97
 3/30/1992                                           6.93
 3/31/1992                                           6.94
  4/1/1992                                           6.82
  4/2/1992                                           6.85
  4/3/1992                                           6.76
  4/6/1992                                           6.74
  4/7/1992                                           6.73
  4/8/1992                                           6.76
  4/9/1992                                           6.59
 4/10/1992                                           6.62
 4/13/1992                                           6.58
 4/14/1992                                           6.60
 4/15/1992                                           6.66
 4/16/1992                                           6.76
 4/17/1992                                             ND
 4/20/1992                                           6.90
 4/21/1992                                           6.89
 4/22/1992                                           6.89
 4/23/1992                                           6.91
 4/24/1992                                           6.85
 4/27/1992                                           6.90
 4/28/1992                                           6.87
 4/29/1992                                           6.88
 4/30/1992                                           6.91
  5/1/1992                                           6.82
  5/4/1992                                           6.82
  5/5/1992                                           6.80
  5/6/1992                                           6.76
  5/7/1992                                           6.80
  5/8/1992                                           6.73
 5/11/1992                                           6.71
 5/12/1992                                           6.66
 5/13/1992                                           6.64
 5/14/1992                                           6.63
 5/15/1992                                           6.60
 5/18/1992                                           6.59
 5/19/1992                                           6.47
 5/20/1992                                           6.55
 5/21/1992                                           6.77
 5/22/1992                                           6.69
 5/25/1992                                             ND
 5/26/1992                                           6.79
 5/27/1992                                           6.74
 5/28/1992                                           6.67
 5/29/1992                                           6.61
  6/1/1992                                           6.69
  6/2/1992                                           6.61
  6/3/1992                                           6.60
  6/4/1992                                           6.60
  6/5/1992                                           6.55
  6/8/1992                                           6.56
  6/9/1992                                           6.59
 6/10/1992                                           6.59
 6/11/1992                                           6.56
 6/12/1992                                           6.49
 6/15/1992                                           6.49
 6/16/1992                                           6.44
 6/17/1992                                           6.44
 6/18/1992                                           6.39
 6/19/1992                                           6.45
 6/22/1992                                           6.45
 6/23/1992                                           6.50
 6/24/1992                                           6.39
 6/25/1992                                           6.32
 6/26/1992                                           6.33
 6/29/1992                                           6.29
 6/30/1992                                           6.29
  7/1/1992                                           6.27
  7/2/1992                                           6.02
  7/3/1992                                             ND
  7/6/1992                                           5.97
  7/7/1992                                           5.91
  7/8/1992                                           5.93
  7/9/1992                                           5.93
 7/10/1992                                           5.92
 7/13/1992                                           5.94
 7/14/1992                                           5.90
 7/15/1992                                           5.80
 7/16/1992                                           5.80
 7/17/1992                                           5.82
 7/20/1992                                           5.82
 7/21/1992                                           5.82
 7/22/1992                                           5.77
 7/23/1992                                           5.62
 7/24/1992                                           5.66
 7/27/1992                                           5.66
 7/28/1992                                           5.63
 7/29/1992                                           5.62
 7/30/1992                                           5.76
 7/31/1992                                           5.84
  8/3/1992                                           5.82
  8/4/1992                                           5.72
  8/5/1992                                           5.69
  8/6/1992                                           5.67
  8/7/1992                                           5.56
 8/10/1992                                           5.50
 8/11/1992                                           5.50
 8/12/1992                                           5.54
 8/13/1992                                           5.57
 8/14/1992                                           5.54
 8/17/1992                                           5.55
 8/18/1992                                           5.44
 8/19/1992                                           5.43
 8/20/1992                                           5.42
 8/21/1992                                           5.54
 8/24/1992                                           5.72
 8/25/1992                                           5.76
 8/26/1992                                           5.70
 8/27/1992                                           5.65
 8/28/1992                                           5.60
 8/31/1992                                           5.60
  9/1/1992                                           5.52
  9/2/1992                                           5.50
  9/3/1992                                           5.50
  9/4/1992                                           5.30
  9/7/1992                                             ND
  9/8/1992                                           5.21
  9/9/1992                                           5.25
 9/10/1992                                           5.26
 9/11/1992                                           5.33
 9/14/1992                                           5.28
 9/15/1992                                           5.37
 9/16/1992                                           5.40
 9/17/1992                                           5.41
 9/18/1992                                           5.41
 9/21/1992                                           5.46
 9/22/1992                                           5.52
 9/23/1992                                           5.54
 9/24/1992                                           5.47
 9/25/1992                                           5.33
 9/28/1992                                           5.28
 9/29/1992                                           5.31
 9/30/1992                                           5.33
 10/1/1992                                           5.18
 10/2/1992                                           5.22
 10/5/1992                                           5.18
 10/6/1992                                           5.25
 10/7/1992                                           5.43
 10/8/1992                                           5.37
 10/9/1992                                           5.50
10/12/1992                                             ND
10/13/1992                                           5.49
10/14/1992                                           5.51
10/15/1992                                           5.52
10/16/1992                                           5.57
10/19/1992                                           5.71
10/20/1992                                           5.90
10/21/1992                                           5.82
10/22/1992                                           5.79
10/23/1992                                           5.91
10/26/1992                                           5.92
10/27/1992                                           5.82
10/28/1992                                           5.83
10/29/1992                                           5.79
10/30/1992                                           5.90
 11/2/1992                                           5.96
 11/3/1992                                           5.94
 11/4/1992                                           5.94
 11/5/1992                                           5.93
 11/6/1992                                           6.02
 11/9/1992                                           6.09
11/10/1992                                           6.01
11/11/1992                                             ND
11/12/1992                                           5.89
11/13/1992                                           5.99
11/16/1992                                           6.11
11/17/1992                                           6.08
11/18/1992                                           5.97
11/19/1992                                           6.00
11/20/1992                                           6.08
11/23/1992                                           6.10
11/24/1992                                           6.04
11/25/1992                                           6.12
11/26/1992                                             ND
11/27/1992                                           6.22
11/30/1992                                           6.23
 12/1/1992                                           6.24
 12/2/1992                                           6.23
 12/3/1992                                           6.20
 12/4/1992                                           6.11
 12/7/1992                                           6.05
 12/8/1992                                           5.99
 12/9/1992                                           6.01
12/10/1992                                           6.04
12/11/1992                                           6.10
12/14/1992                                           6.15
12/15/1992                                           6.12
12/16/1992                                           6.06
12/17/1992                                           6.08
12/18/1992                                           6.07
12/21/1992                                           6.05
12/22/1992                                           6.02
12/23/1992                                           6.01
12/24/1992                                           6.02
12/25/1992                                             ND
12/28/1992                                           6.06
12/29/1992                                           6.04
12/30/1992                                           5.98
12/31/1992                                           6.04
  1/1/1993                                             ND
  1/4/1993                                           5.90
  1/5/1993                                           5.90
  1/6/1993                                           5.94
  1/7/1993                                           6.05
  1/8/1993                                           5.97
 1/11/1993                                           5.93
 1/12/1993                                           5.95
 1/13/1993                                           5.93
 1/14/1993                                           5.88
 1/15/1993                                           5.80
 1/18/1993                                             ND
 1/19/1993                                           5.82
 1/20/1993                                           5.85
 1/21/1993                                           5.83
 1/22/1993                                           5.77
 1/25/1993                                           5.71
 1/26/1993                                           5.75
 1/27/1993                                           5.68
 1/28/1993                                           5.61
 1/29/1993                                           5.57
  2/1/1993                                           5.55
  2/2/1993                                           5.63
  2/3/1993                                           5.62
  2/4/1993                                           5.53
  2/5/1993                                           5.42
  2/8/1993                                           5.49
  2/9/1993                                           5.55
 2/10/1993                                           5.63
 2/11/1993                                           5.58
 2/12/1993                                           5.57
 2/15/1993                                             ND
 2/16/1993                                           5.52
 2/17/1993                                           5.43
 2/18/1993                                           5.29
 2/19/1993                                           5.30
 2/22/1993                                           5.28
 2/23/1993                                           5.12
 2/24/1993                                           5.20
 2/25/1993                                           5.23
 2/26/1993                                           5.21
  3/1/1993                                           5.12
  3/2/1993                                           5.13
  3/3/1993                                           5.05
  3/4/1993                                           5.00
  3/5/1993                                           5.14
  3/8/1993                                           5.15
  3/9/1993                                           5.21
 3/10/1993                                           5.24
 3/11/1993                                           5.23
 3/12/1993                                           5.35
 3/15/1993                                           5.39
 3/16/1993                                           5.27
 3/17/1993                                           5.21
 3/18/1993                                           5.11
 3/19/1993                                           5.17
 3/22/1993                                           5.18
 3/23/1993                                           5.14
 3/24/1993                                           5.19
 3/25/1993                                           5.19
 3/26/1993                                           5.32
 3/29/1993                                           5.25
 3/30/1993                                           5.20
 3/31/1993                                           5.24
  4/1/1993                                           5.24
  4/2/1993                                           5.31
  4/5/1993                                           5.27
  4/6/1993                                           5.22
  4/7/1993                                           5.23
  4/8/1993                                           5.13
  4/9/1993                                             ND
 4/12/1993                                           5.09
 4/13/1993                                           5.10
 4/14/1993                                           5.07
 4/15/1993                                           5.06
 4/16/1993                                           5.08
 4/19/1993                                           5.07
 4/20/1993                                           5.07
 4/21/1993                                           5.05
 4/22/1993                                           5.04
 4/23/1993                                           5.06
 4/26/1993                                           5.09
 4/27/1993                                           5.19
 4/28/1993                                           5.18
 4/29/1993                                           5.10
 4/30/1993                                           5.14
  5/3/1993                                           5.06
  5/4/1993                                           5.04
  5/5/1993                                           5.07
  5/6/1993                                           5.03
  5/7/1993                                           5.04
 5/10/1993                                           5.02
 5/11/1993                                           5.03
 5/12/1993                                           5.07
 5/13/1993                                           5.15
 5/14/1993                                           5.21
 5/17/1993                                           5.27
 5/18/1993                                           5.30
 5/19/1993                                           5.26
 5/20/1993                                           5.25
 5/21/1993                                           5.34
 5/24/1993                                           5.37
 5/25/1993                                           5.38
 5/26/1993                                           5.35
 5/27/1993                                           5.35
 5/28/1993                                           5.37
 5/31/1993                                             ND
  6/1/1993                                           5.28
  6/2/1993                                           5.27
  6/3/1993                                           5.23
  6/4/1993                                           5.36
  6/7/1993                                           5.34
  6/8/1993                                           5.35
  6/9/1993                                           5.33
 6/10/1993                                           5.34
 6/11/1993                                           5.22
 6/14/1993                                           5.20
 6/15/1993                                           5.19
 6/16/1993                                           5.18
 6/17/1993                                           5.17
 6/18/1993                                           5.23
 6/21/1993                                           5.20
 6/22/1993                                           5.21
 6/23/1993                                           5.20
 6/24/1993                                           5.16
 6/25/1993                                           5.13
 6/28/1993                                           5.08
 6/29/1993                                           5.05
 6/30/1993                                           5.05
  7/1/1993                                           5.04
  7/2/1993                                           4.98
  7/5/1993                                             ND
  7/6/1993                                           5.04
  7/7/1993                                           5.04
  7/8/1993                                           5.02
  7/9/1993                                           5.00
 7/12/1993                                           5.00
 7/13/1993                                           5.03
 7/14/1993                                           4.98
 7/15/1993                                           4.99
 7/16/1993                                           4.99
 7/19/1993                                           5.00
 7/20/1993                                           5.08
 7/21/1993                                           5.17
 7/22/1993                                           5.24
 7/23/1993                                           5.28
 7/26/1993                                           5.25
 7/27/1993                                           5.26
 7/28/1993                                           5.23
 7/29/1993                                           5.13
 7/30/1993                                           5.16
  8/2/1993                                           5.20
  8/3/1993                                           5.19
  8/4/1993                                           5.20
  8/5/1993                                           5.18
  8/6/1993                                           5.16
  8/9/1993                                           5.12
 8/10/1993                                           5.14
 8/11/1993                                           5.13
 8/12/1993                                           5.13
 8/13/1993                                           5.08
 8/16/1993                                           5.05
 8/17/1993                                           5.07
 8/18/1993                                           5.04
 8/19/1993                                           4.97
 8/20/1993                                           4.96
 8/23/1993                                           4.98
 8/24/1993                                           4.90
 8/25/1993                                           4.86
 8/26/1993                                           4.78
 8/27/1993                                           4.83
 8/30/1993                                           4.78
 8/31/1993                                           4.80
  9/1/1993                                           4.81
  9/2/1993                                           4.76
  9/3/1993                                           4.65
  9/6/1993                                             ND
  9/7/1993                                           4.60
  9/8/1993                                           4.63
  9/9/1993                                           4.74
 9/10/1993                                           4.67
 9/13/1993                                           4.66
 9/14/1993                                           4.77
 9/15/1993                                           4.75
 9/16/1993                                           4.74
 9/17/1993                                           4.75
 9/20/1993                                           4.79
 9/21/1993                                           4.80
 9/22/1993                                           4.81
 9/23/1993                                           4.80
 9/24/1993                                           4.81
 9/27/1993                                           4.69
 9/28/1993                                           4.67
 9/29/1993                                           4.74
 9/30/1993                                           4.79
 10/1/1993                                           4.72
 10/4/1993                                           4.71
 10/5/1993                                           4.72
 10/6/1993                                           4.70
 10/7/1993                                           4.69
 10/8/1993                                           4.61
10/11/1993                                             ND
10/12/1993                                           4.64
10/13/1993                                           4.64
10/14/1993                                           4.61
10/15/1993                                           4.57
10/18/1993                                           4.66
10/19/1993                                           4.66
10/20/1993                                           4.64
10/21/1993                                           4.72
10/22/1993                                           4.76
10/25/1993                                           4.82
10/26/1993                                           4.79
10/27/1993                                           4.82
10/28/1993                                           4.83
10/29/1993                                           4.83
 11/1/1993                                           4.96
 11/2/1993                                           5.02
 11/3/1993                                           5.01
 11/4/1993                                           5.03
 11/5/1993                                           5.11
 11/8/1993                                           5.04
 11/9/1993                                           5.02
11/10/1993                                           5.08
11/11/1993                                             ND
11/12/1993                                           5.02
11/15/1993                                           5.02
11/16/1993                                           4.98
11/17/1993                                           4.99
11/18/1993                                           5.06
11/19/1993                                           5.16
11/22/1993                                           5.20
11/23/1993                                           5.14
11/24/1993                                           5.11
11/25/1993                                             ND
11/26/1993                                           5.08
11/29/1993                                           5.08
11/30/1993                                           5.15
 12/1/1993                                           5.14
 12/2/1993                                           5.16
 12/3/1993                                           5.16
 12/6/1993                                           5.09
 12/7/1993                                           5.10
 12/8/1993                                           5.09
 12/9/1993                                           5.07
12/10/1993                                           5.13
12/13/1993                                           5.16
12/14/1993                                           5.20
12/15/1993                                           5.19
12/16/1993                                           5.20
12/17/1993                                           5.17
12/20/1993                                           5.20
12/21/1993                                           5.22
12/22/1993                                           5.13
12/23/1993                                           5.10
12/24/1993                                             ND
12/27/1993                                           5.09
12/28/1993                                           5.10
12/29/1993                                           5.12
12/30/1993                                           5.20
12/31/1993                                           5.21
  1/3/1994                                           5.29
  1/4/1994                                           5.26
  1/5/1994                                           5.27
  1/6/1994                                           5.21
  1/7/1994                                           5.03
 1/10/1994                                           5.01
 1/11/1994                                           5.00
 1/12/1994                                           4.95
 1/13/1994                                           5.08
 1/14/1994                                           5.12
 1/17/1994                                             ND
 1/18/1994                                           5.09
 1/19/1994                                           5.08
 1/20/1994                                           5.02
 1/21/1994                                           5.05
 1/24/1994                                           5.06
 1/25/1994                                           5.08
 1/26/1994                                           5.09
 1/27/1994                                           5.04
 1/28/1994                                           4.99
 1/31/1994                                           5.02
  2/1/1994                                           5.10
  2/2/1994                                           5.11
  2/3/1994                                           5.17
  2/4/1994                                           5.32
  2/7/1994                                           5.36
  2/8/1994                                           5.38
  2/9/1994                                           5.35
 2/10/1994                                           5.36
 2/11/1994                                           5.34
 2/14/1994                                           5.36
 2/15/1994                                           5.34
 2/16/1994                                           5.35
 2/17/1994                                           5.45
 2/18/1994                                           5.52
 2/21/1994                                             ND
 2/22/1994                                           5.50
 2/23/1994                                           5.59
 2/24/1994                                           5.66
 2/25/1994                                           5.65
 2/28/1994                                           5.60
  3/1/1994                                           5.74
  3/2/1994                                           5.74
  3/3/1994                                           5.79
  3/4/1994                                           5.82
  3/7/1994                                           5.77
  3/8/1994                                           5.84
  3/9/1994                                           5.84
 3/10/1994                                           5.90
 3/11/1994                                           5.89
 3/14/1994                                           5.94
 3/15/1994                                           5.91
 3/16/1994                                           5.86
 3/17/1994                                           5.88
 3/18/1994                                           5.97
 3/21/1994                                           6.03
 3/22/1994                                           5.92
 3/23/1994                                           5.92
 3/24/1994                                           6.05
 3/25/1994                                           6.08
 3/28/1994                                           6.10
 3/29/1994                                           6.19
 3/30/1994                                           6.24
 3/31/1994                                           6.23
  4/1/1994                                             ND
  4/4/1994                                           6.64
  4/5/1994                                           6.47
  4/6/1994                                           6.42
  4/7/1994                                           6.38
  4/8/1994                                           6.46
 4/11/1994                                           6.46
 4/12/1994                                           6.40
 4/13/1994                                           6.47
 4/14/1994                                           6.51
 4/15/1994                                           6.50
 4/18/1994                                           6.70
 4/19/1994                                           6.68
 4/20/1994                                           6.62
 4/21/1994                                           6.49
 4/22/1994                                           6.53
 4/25/1994                                           6.48
 4/26/1994                                           6.46
 4/27/1994                                             ND
 4/28/1994                                           6.65
 4/29/1994                                           6.64
  5/2/1994                                           6.69
  5/3/1994                                           6.73
  5/4/1994                                           6.74
  5/5/1994                                           6.70
  5/6/1994                                           6.95
  5/9/1994                                           7.09
 5/10/1994                                           6.93
 5/11/1994                                           7.02
 5/12/1994                                           6.97
 5/13/1994                                           6.89
 5/16/1994                                           6.85
 5/17/1994                                           6.66
 5/18/1994                                           6.61
 5/19/1994                                           6.52
 5/20/1994                                           6.59
 5/23/1994                                           6.76
 5/24/1994                                           6.75
 5/25/1994                                           6.74
 5/26/1994                                           6.69
 5/27/1994                                           6.73
 5/30/1994                                             ND
 5/31/1994                                           6.77
  6/1/1994                                           6.74
  6/2/1994                                           6.68
  6/3/1994                                           6.59
  6/6/1994                                           6.49
  6/7/1994                                           6.53
  6/8/1994                                           6.53
  6/9/1994                                           6.54
 6/10/1994                                           6.60
 6/13/1994                                           6.66
 6/14/1994                                           6.58
 6/15/1994                                           6.67
 6/16/1994                                           6.65
 6/17/1994                                           6.71
 6/20/1994                                           6.74
 6/21/1994                                           6.82
 6/22/1994                                           6.75
 6/23/1994                                           6.70
 6/24/1994                                           6.81
 6/27/1994                                           6.79
 6/28/1994                                           6.88
 6/29/1994                                           6.87
 6/30/1994                                           6.97
  7/1/1994                                           6.95
  7/4/1994                                             ND
  7/5/1994                                           6.93
  7/6/1994                                           6.92
  7/7/1994                                           6.89
  7/8/1994                                           7.04
 7/11/1994                                           7.09
 7/12/1994                                           7.03
 7/13/1994                                           7.02
 7/14/1994                                           6.85
 7/15/1994                                           6.84
 7/18/1994                                           6.79
 7/19/1994                                           6.73
 7/20/1994                                           6.84
 7/21/1994                                           6.89
 7/22/1994                                           6.92
 7/25/1994                                           6.90
 7/26/1994                                           6.90
 7/27/1994                                           6.99
 7/28/1994                                           6.94
 7/29/1994                                           6.73
  8/1/1994                                           6.75
  8/2/1994                                           6.73
  8/3/1994                                           6.70
  8/4/1994                                           6.72
  8/5/1994                                           6.93
  8/8/1994                                           6.93
  8/9/1994                                           6.97
 8/10/1994                                           6.95
 8/11/1994                                           7.00
 8/12/1994                                           6.94
 8/15/1994                                           6.96
 8/16/1994                                           6.86
 8/17/1994                                           6.81
 8/18/1994                                           6.93
 8/19/1994                                           6.92
 8/22/1994                                           6.97
 8/23/1994                                           6.94
 8/24/1994                                           6.87
 8/25/1994                                           6.93
 8/26/1994                                           6.87
 8/29/1994                                           6.87
 8/30/1994                                           6.83
 8/31/1994                                           6.81
  9/1/1994                                           6.81
  9/2/1994                                           6.82
  9/5/1994                                             ND
  9/6/1994                                           6.88
  9/7/1994                                           6.92
  9/8/1994                                           6.92
  9/9/1994                                           7.06
 9/12/1994                                           7.08
 9/13/1994                                           7.05
 9/14/1994                                           7.02
 9/15/1994                                           6.97
 9/16/1994                                           7.13
 9/19/1994                                           7.11
 9/20/1994                                           7.15
 9/21/1994                                           7.20
 9/22/1994                                           7.20
 9/23/1994                                           7.20
 9/26/1994                                           7.21
 9/27/1994                                           7.24
 9/28/1994                                           7.21
 9/29/1994                                           7.29
 9/30/1994                                           7.28
 10/3/1994                                           7.35
 10/4/1994                                           7.37
 10/5/1994                                           7.42
 10/6/1994                                           7.43
 10/7/1994                                           7.34
10/10/1994                                             ND
10/11/1994                                           7.30
10/12/1994                                           7.34
10/13/1994                                           7.30
10/14/1994                                           7.26
10/17/1994                                           7.28
10/18/1994                                           7.29
10/19/1994                                           7.34
10/20/1994                                           7.46
10/21/1994                                           7.46
10/24/1994                                           7.52
10/25/1994                                           7.54
10/26/1994                                           7.55
10/27/1994                                           7.55
10/28/1994                                           7.48
10/31/1994                                           7.48
 11/1/1994                                           7.58
 11/2/1994                                           7.63
 11/3/1994                                           7.65
 11/4/1994                                           7.72
 11/7/1994                                           7.73
 11/8/1994                                           7.69
 11/9/1994                                           7.64
11/10/1994                                           7.69
11/11/1994                                             ND
11/14/1994                                           7.66
11/15/1994                                           7.69
11/16/1994                                           7.73
11/17/1994                                           7.79
11/18/1994                                           7.79
11/21/1994                                           7.83
11/22/1994                                           7.82
11/23/1994                                           7.64
11/24/1994                                             ND
11/25/1994                                           7.65
11/28/1994                                           7.77
11/29/1994                                           7.86
11/30/1994                                           7.79
 12/1/1994                                           7.80
 12/2/1994                                           7.71
 12/5/1994                                           7.78
 12/6/1994                                           7.65
 12/7/1994                                           7.74
 12/8/1994                                           7.77
 12/9/1994                                           7.74
12/12/1994                                           7.82
12/13/1994                                           7.84
12/14/1994                                           7.74
12/15/1994                                           7.73
12/16/1994                                           7.76
12/19/1994                                           7.77
12/20/1994                                           7.76
12/21/1994                                           7.75
12/22/1994                                           7.83
12/23/1994                                           7.86
12/26/1994                                             ND
12/27/1994                                           7.78
12/28/1994                                           7.81
12/29/1994                                           7.83
12/30/1994                                           7.83
  1/2/1995                                             ND
  1/3/1995                                           7.88
  1/4/1995                                           7.81
  1/5/1995                                           7.87
  1/6/1995                                           7.87
  1/9/1995                                           7.90
 1/10/1995                                           7.85
 1/11/1995                                           7.80
 1/12/1995                                           7.80
 1/13/1995                                           7.64
 1/16/1995                                             ND
 1/17/1995                                           7.68
 1/18/1995                                           7.71
 1/19/1995                                           7.74
 1/20/1995                                           7.80
 1/23/1995                                           7.80
 1/24/1995                                           7.82
 1/25/1995                                           7.76
 1/26/1995                                           7.70
 1/27/1995                                           7.60
 1/30/1995                                           7.55
 1/31/1995                                           7.54
  2/1/1995                                           7.56
  2/2/1995                                           7.63
  2/3/1995                                           7.40
  2/6/1995                                           7.43
  2/7/1995                                           7.44
  2/8/1995                                           7.43
  2/9/1995                                           7.50
 2/10/1995                                           7.55
 2/13/1995                                           7.54
 2/14/1995                                           7.45
 2/15/1995                                           7.37
 2/16/1995                                           7.29
 2/17/1995                                           7.33
 2/20/1995                                             ND
 2/21/1995                                           7.35
 2/22/1995                                           7.20
 2/23/1995                                           7.20
 2/24/1995                                           7.16
 2/27/1995                                           7.06
 2/28/1995                                           7.06
  3/1/1995                                           7.06
  3/2/1995                                           7.15
  3/3/1995                                           7.19
  3/6/1995                                           7.24
  3/7/1995                                           7.28
  3/8/1995                                           7.20
  3/9/1995                                           7.11
 3/10/1995                                           7.07
 3/13/1995                                           7.01
 3/14/1995                                           6.93
 3/15/1995                                           6.93
 3/16/1995                                           6.89
 3/17/1995                                           6.97
 3/20/1995                                           6.98
 3/21/1995                                           7.01
 3/22/1995                                           7.05
 3/23/1995                                           7.06
 3/24/1995                                           6.93
 3/27/1995                                           6.90
 3/28/1995                                           7.02
 3/29/1995                                           6.98
 3/30/1995                                           7.05
 3/31/1995                                           7.08
  4/3/1995                                           7.00
  4/4/1995                                           6.96
  4/5/1995                                           6.97
  4/6/1995                                           6.92
  4/7/1995                                           6.93
 4/10/1995                                           6.94
 4/11/1995                                           6.92
 4/12/1995                                           6.89
 4/13/1995                                           6.82
 4/14/1995                                             ND
 4/17/1995                                           6.80
 4/18/1995                                           6.77
 4/19/1995                                           6.82
 4/20/1995                                           6.76
 4/21/1995                                           6.77
 4/24/1995                                           6.77
 4/25/1995                                           6.79
 4/26/1995                                           6.79
 4/27/1995                                           6.84
 4/28/1995                                           6.88
  5/1/1995                                           6.90
  5/2/1995                                           6.83
  5/3/1995                                           6.73
  5/4/1995                                           6.63
  5/5/1995                                           6.42
  5/8/1995                                           6.44
  5/9/1995                                           6.33
 5/10/1995                                           6.39
 5/11/1995                                           6.45
 5/12/1995                                           6.46
 5/15/1995                                           6.41
 5/16/1995                                           6.36
 5/17/1995                                           6.35
 5/18/1995                                           6.44
 5/19/1995                                           6.43
 5/22/1995                                           6.46
 5/23/1995                                           6.37
 5/24/1995                                           6.20
 5/25/1995                                           6.18
 5/26/1995                                           6.18
 5/29/1995                                             ND
 5/30/1995                                           6.08
 5/31/1995                                           6.08
  6/1/1995                                           5.94
  6/2/1995                                           5.80
  6/5/1995                                           5.79
  6/6/1995                                           5.83
  6/7/1995                                           5.95
  6/8/1995                                           6.02
  6/9/1995                                           6.21
 6/12/1995                                           6.16
 6/13/1995                                           5.88
 6/14/1995                                           5.88
 6/15/1995                                           5.93
 6/16/1995                                           5.96
 6/19/1995                                           5.87
 6/20/1995                                           5.92
 6/21/1995                                           5.89
 6/22/1995                                           5.80
 6/23/1995                                           5.83
 6/26/1995                                           5.90
 6/27/1995                                           5.94
 6/28/1995                                           5.88
 6/29/1995                                           6.07
 6/30/1995                                           5.98
  7/3/1995                                           5.97
  7/4/1995                                             ND
  7/5/1995                                           5.95
  7/6/1995                                           5.75
  7/7/1995                                           5.74
 7/10/1995                                           5.74
 7/11/1995                                           5.80
 7/12/1995                                           5.80
 7/13/1995                                           5.80
 7/14/1995                                           5.89
 7/17/1995                                           5.97
 7/18/1995                                           6.01
 7/19/1995                                           6.15
 7/20/1995                                           6.15
 7/21/1995                                           6.26
 7/24/1995                                           6.20
 7/25/1995                                           6.19
 7/26/1995                                           6.24
 7/27/1995                                           6.18
 7/28/1995                                           6.22
 7/31/1995                                           6.16
  8/1/1995                                           6.22
  8/2/1995                                           6.15
  8/3/1995                                           6.24
  8/4/1995                                           6.20
  8/7/1995                                           6.18
  8/8/1995                                           6.17
  8/9/1995                                           6.21
 8/10/1995                                           6.25
 8/11/1995                                           6.37
 8/14/1995                                           6.36
 8/15/1995                                           6.37
 8/16/1995                                           6.32
 8/17/1995                                           6.37
 8/18/1995                                           6.36
 8/21/1995                                           6.31
 8/22/1995                                           6.35
 8/23/1995                                           6.37
 8/24/1995                                           6.26
 8/25/1995                                           6.13
 8/28/1995                                           6.10
 8/29/1995                                           6.15
 8/30/1995                                           6.10
 8/31/1995                                           6.07
  9/1/1995                                           6.00
  9/4/1995                                             ND
  9/5/1995                                           5.96
  9/6/1995                                           5.95
  9/7/1995                                           6.00
  9/8/1995                                           6.04
 9/11/1995                                           6.05
 9/12/1995                                           5.96
 9/13/1995                                           5.99
 9/14/1995                                           5.87
 9/15/1995                                           5.91
 9/18/1995                                           5.97
 9/19/1995                                           5.94
 9/20/1995                                           5.92
 9/21/1995                                           6.03
 9/22/1995                                           6.06
 9/25/1995                                           6.08
 9/26/1995                                           6.11
 9/27/1995                                           6.08
 9/28/1995                                           6.10
 9/29/1995                                           6.01
 10/2/1995                                           5.98
 10/3/1995                                           5.96
 10/4/1995                                           5.91
 10/5/1995                                           5.88
 10/6/1995                                           5.89
 10/9/1995                                             ND
10/10/1995                                           5.91
10/11/1995                                           5.91
10/12/1995                                           5.88
10/13/1995                                           5.80
10/16/1995                                           5.80
10/17/1995                                           5.80
10/18/1995                                           5.83
10/19/1995                                           5.83
10/20/1995                                           5.90
10/23/1995                                           5.92
10/24/1995                                           5.85
10/25/1995                                           5.80
10/26/1995                                           5.81
10/27/1995                                           5.83
10/30/1995                                           5.82
10/31/1995                                           5.81
 11/1/1995                                           5.74
 11/2/1995                                           5.68
 11/3/1995                                           5.70
 11/6/1995                                           5.73
 11/7/1995                                           5.77
 11/8/1995                                           5.69
 11/9/1995                                           5.72
11/10/1995                                           5.76
11/13/1995                                           5.72
11/14/1995                                           5.71
11/15/1995                                           5.77
11/16/1995                                           5.68
11/17/1995                                           5.66
11/20/1995                                           5.66
11/21/1995                                           5.70
11/22/1995                                           5.72
11/23/1995                                             ND
11/24/1995                                           5.70
11/27/1995                                           5.67
11/28/1995                                           5.67
11/29/1995                                           5.60
11/30/1995                                           5.53
 12/1/1995                                           5.49
 12/4/1995                                           5.43
 12/5/1995                                           5.45
 12/6/1995                                           5.49
 12/7/1995                                           5.54
 12/8/1995                                           5.56
12/11/1995                                           5.53
12/12/1995                                           5.55
12/13/1995                                           5.56
12/14/1995                                           5.55
12/15/1995                                           5.55
12/18/1995                                           5.66
12/19/1995                                           5.58
12/20/1995                                           5.55
12/21/1995                                           5.53
12/22/1995                                           5.50
12/25/1995                                             ND
12/26/1995                                           5.48
12/27/1995                                           5.46
12/28/1995                                           5.43
12/29/1995                                           5.38
  1/1/1996                                             ND
  1/2/1996                                           5.39
  1/3/1996                                           5.36
  1/4/1996                                           5.39
  1/5/1996                                           5.42
  1/8/1996                                           5.41
  1/9/1996                                           5.41
 1/10/1996                                           5.50
 1/11/1996                                           5.47
 1/12/1996                                           5.40
 1/15/1996                                             ND
 1/16/1996                                           5.37
 1/17/1996                                           5.29
 1/18/1996                                           5.25
 1/19/1996                                           5.27
 1/22/1996                                           5.34
 1/23/1996                                           5.37
 1/24/1996                                           5.30
 1/25/1996                                           5.41
 1/26/1996                                           5.34
 1/29/1996                                           5.37
 1/30/1996                                           5.30
 1/31/1996                                           5.25
  2/1/1996                                           5.24
  2/2/1996                                           5.24
  2/5/1996                                           5.30
  2/6/1996                                           5.28
  2/7/1996                                           5.27
  2/8/1996                                           5.27
  2/9/1996                                           5.25
 2/12/1996                                           5.17
 2/13/1996                                           5.14
 2/14/1996                                           5.17
 2/15/1996                                           5.23
 2/16/1996                                           5.29
 2/19/1996                                             ND
 2/20/1996                                           5.53
 2/21/1996                                           5.56
 2/22/1996                                           5.47
 2/23/1996                                           5.53
 2/26/1996                                           5.56
 2/27/1996                                           5.63
 2/28/1996                                           5.73
 2/29/1996                                           5.73
  3/1/1996                                           5.60
  3/4/1996                                           5.52
  3/5/1996                                           5.60
  3/6/1996                                           5.68
  3/7/1996                                           5.71
  3/8/1996                                           6.05
 3/11/1996                                           6.00
 3/12/1996                                           6.04
 3/13/1996                                           6.03
 3/14/1996                                           6.03
 3/15/1996                                           6.19
 3/18/1996                                           6.16
 3/19/1996                                           6.15
 3/20/1996                                           6.05
 3/21/1996                                           6.01
 3/22/1996                                           6.05
 3/25/1996                                           6.00
 3/26/1996                                           6.00
 3/27/1996                                           6.12
 3/28/1996                                           6.20
 3/29/1996                                           6.10
  4/1/1996                                           6.09
  4/2/1996                                           6.02
  4/3/1996                                           6.06
  4/4/1996                                           6.12
  4/5/1996                                           6.40
  4/8/1996                                           6.46
  4/9/1996                                           6.37
 4/10/1996                                           6.44
 4/11/1996                                           6.50
 4/12/1996                                           6.31
 4/15/1996                                           6.27
 4/16/1996                                           6.28
 4/17/1996                                           6.33
 4/18/1996                                           6.39
 4/19/1996                                           6.32
 4/22/1996                                           6.28
 4/23/1996                                           6.31
 4/24/1996                                           6.34
 4/25/1996                                           6.31
 4/26/1996                                           6.29
 4/29/1996                                           6.33
 4/30/1996                                           6.40
  5/1/1996                                           6.39
  5/2/1996                                           6.56
  5/3/1996                                           6.61
  5/6/1996                                           6.57
  5/7/1996                                           6.60
  5/8/1996                                           6.56
  5/9/1996                                           6.57
 5/10/1996                                           6.45
 5/13/1996                                           6.45
 5/14/1996                                           6.40
 5/15/1996                                           6.39
 5/16/1996                                           6.45
 5/17/1996                                           6.41
 5/20/1996                                           6.38
 5/21/1996                                           6.41
 5/22/1996                                           6.38
 5/23/1996                                           6.44
 5/24/1996                                           6.42
 5/27/1996                                             ND
 5/28/1996                                           6.44
 5/29/1996                                           6.56
 5/30/1996                                           6.55
 5/31/1996                                           6.64
  6/3/1996                                           6.64
  6/4/1996                                           6.62
  6/5/1996                                           6.60
  6/6/1996                                           6.52
  6/7/1996                                           6.75
 6/10/1996                                           6.77
 6/11/1996                                           6.77
 6/12/1996                                           6.81
 6/13/1996                                           6.80
 6/14/1996                                           6.72
 6/17/1996                                           6.68
 6/18/1996                                           6.71
 6/19/1996                                           6.74
 6/20/1996                                           6.77
 6/21/1996                                           6.74
 6/24/1996                                           6.72
 6/25/1996                                           6.70
 6/26/1996                                           6.67
 6/27/1996                                           6.59
 6/28/1996                                           6.47
  7/1/1996                                           6.49
  7/2/1996                                           6.56
  7/3/1996                                           6.53
  7/4/1996                                             ND
  7/5/1996                                           6.82
  7/8/1996                                           6.81
  7/9/1996                                           6.78
 7/10/1996                                           6.71
 7/11/1996                                           6.67
 7/12/1996                                           6.65
 7/15/1996                                           6.67
 7/16/1996                                           6.61
 7/17/1996                                           6.61
 7/18/1996                                           6.50
 7/19/1996                                           6.55
 7/22/1996                                           6.62
 7/23/1996                                           6.60
 7/24/1996                                           6.63
 7/25/1996                                           6.65
 7/26/1996                                           6.62
 7/29/1996                                           6.69
 7/30/1996                                           6.65
 7/31/1996                                           6.57
  8/1/1996                                           6.41
  8/2/1996                                           6.26
  8/5/1996                                           6.28
  8/6/1996                                           6.29
  8/7/1996                                           6.30
  8/8/1996                                           6.29
  8/9/1996                                           6.25
 8/12/1996                                           6.24
 8/13/1996                                           6.32
 8/14/1996                                           6.33
 8/15/1996                                           6.37
 8/16/1996                                           6.31
 8/19/1996                                           6.34
 8/20/1996                                           6.34
 8/21/1996                                           6.35
 8/22/1996                                           6.38
 8/23/1996                                           6.48
 8/26/1996                                           6.57
 8/27/1996                                           6.55
 8/28/1996                                           6.56
 8/29/1996                                           6.61
 8/30/1996                                           6.73
  9/2/1996                                             ND
  9/3/1996                                           6.71
  9/4/1996                                           6.74
  9/5/1996                                           6.76
  9/6/1996                                           6.72
  9/9/1996                                           6.67
 9/10/1996                                           6.70
 9/11/1996                                           6.70
 9/12/1996                                           6.64
 9/13/1996                                           6.48
 9/16/1996                                           6.49
 9/17/1996                                           6.57
 9/18/1996                                           6.61
 9/19/1996                                           6.65
 9/20/1996                                           6.62
 9/23/1996                                           6.60
 9/24/1996                                           6.52
 9/25/1996                                           6.46
 9/26/1996                                           6.41
 9/27/1996                                           6.43
 9/30/1996                                           6.46
 10/1/1996                                           6.39
 10/2/1996                                           6.35
 10/3/1996                                           6.35
 10/4/1996                                           6.20
 10/7/1996                                           6.25
 10/8/1996                                           6.26
 10/9/1996                                           6.31
10/10/1996                                           6.37
10/11/1996                                           6.29
10/14/1996                                             ND
10/15/1996                                           6.30
10/16/1996                                           6.31
10/17/1996                                           6.25
10/18/1996                                           6.25
10/21/1996                                           6.27
10/22/1996                                           6.31
10/23/1996                                           6.31
10/24/1996                                           6.29
10/25/1996                                           6.26
10/28/1996                                           6.29
10/29/1996                                           6.12
10/30/1996                                           6.12
10/31/1996                                           6.10
 11/1/1996                                           6.11
 11/4/1996                                           6.10
 11/5/1996                                           6.03
 11/6/1996                                           6.05
 11/7/1996                                           6.01
 11/8/1996                                           6.04
11/11/1996                                             ND
11/12/1996                                           5.98
11/13/1996                                           5.99
11/14/1996                                           5.93
11/15/1996                                           5.96
11/18/1996                                           5.97
11/19/1996                                           5.94
11/20/1996                                           5.92
11/21/1996                                           5.94
11/22/1996                                           5.94
11/25/1996                                           5.92
11/26/1996                                           5.91
11/27/1996                                           5.91
11/28/1996                                             ND
11/29/1996                                           5.84
 12/2/1996                                           5.85
 12/3/1996                                           5.84
 12/4/1996                                           5.89
 12/5/1996                                           5.99
 12/6/1996                                           6.02
 12/9/1996                                           5.97
12/10/1996                                           5.99
12/11/1996                                           6.14
12/12/1996                                           6.14
12/13/1996                                           6.06
12/16/1996                                           6.13
12/17/1996                                           6.17
12/18/1996                                           6.21
12/19/1996                                           6.13
12/20/1996                                           6.12
12/23/1996                                           6.12
12/24/1996                                           6.13
12/25/1996                                             ND
12/26/1996                                           6.13
12/27/1996                                           6.09
12/30/1996                                           6.10
12/31/1996                                           6.21
  1/1/1997                                             ND
  1/2/1997                                           6.30
  1/3/1997                                           6.28
  1/6/1997                                           6.30
  1/7/1997                                           6.32
  1/8/1997                                           6.34
  1/9/1997                                           6.27
 1/10/1997                                           6.40
 1/13/1997                                           6.40
 1/14/1997                                           6.30
 1/15/1997                                           6.30
 1/16/1997                                           6.33
 1/17/1997                                           6.32
 1/20/1997                                             ND
 1/21/1997                                           6.29
 1/22/1997                                           6.32
 1/23/1997                                           6.35
 1/24/1997                                           6.39
 1/27/1997                                           6.42
 1/28/1997                                           6.38
 1/29/1997                                           6.38
 1/30/1997                                           6.35
 1/31/1997                                           6.26
  2/3/1997                                           6.21
  2/4/1997                                           6.19
  2/5/1997                                           6.21
  2/6/1997                                           6.22
  2/7/1997                                           6.17
 2/10/1997                                           6.16
 2/11/1997                                           6.18
 2/12/1997                                           6.19
 2/13/1997                                           6.12
 2/14/1997                                           6.07
 2/17/1997                                             ND
 2/18/1997                                           6.08
 2/19/1997                                           6.10
 2/20/1997                                           6.17
 2/21/1997                                           6.16
 2/24/1997                                           6.19
 2/25/1997                                           6.20
 2/26/1997                                           6.37
 2/27/1997                                           6.40
 2/28/1997                                           6.39
  3/3/1997                                           6.41
  3/4/1997                                           6.44
  3/5/1997                                           6.43
  3/6/1997                                           6.45
  3/7/1997                                           6.39
 3/10/1997                                           6.40
 3/11/1997                                           6.40
 3/12/1997                                           6.43
 3/13/1997                                           6.55
 3/14/1997                                           6.53
 3/17/1997                                           6.55
 3/18/1997                                           6.56
 3/19/1997                                           6.58
 3/20/1997                                           6.61
 3/21/1997                                           6.61
 3/24/1997                                           6.58
 3/25/1997                                           6.63
 3/26/1997                                           6.66
 3/27/1997                                           6.76
 3/28/1997                                             ND
 3/31/1997                                           6.77
  4/1/1997                                           6.74
  4/2/1997                                           6.73
  4/3/1997                                           6.72
  4/4/1997                                           6.78
  4/7/1997                                           6.73
  4/8/1997                                           6.76
  4/9/1997                                           6.77
 4/10/1997                                           6.78
 4/11/1997                                           6.85
 4/14/1997                                           6.86
 4/15/1997                                           6.76
 4/16/1997                                           6.79
 4/17/1997                                           6.75
 4/18/1997                                           6.73
 4/21/1997                                           6.76
 4/22/1997                                           6.73
 4/23/1997                                           6.78
 4/24/1997                                           6.83
 4/25/1997                                           6.83
 4/28/1997                                           6.81
 4/29/1997                                           6.64
 4/30/1997                                           6.57
  5/1/1997                                           6.55
  5/2/1997                                           6.54
  5/5/1997                                           6.54
  5/6/1997                                           6.56
  5/7/1997                                           6.63
  5/8/1997                                           6.59
  5/9/1997                                           6.51
 5/12/1997                                           6.50
 5/13/1997                                           6.60
 5/14/1997                                           6.54
 5/15/1997                                           6.52
 5/16/1997                                           6.55
 5/19/1997                                           6.57
 5/20/1997                                           6.54
 5/21/1997                                           6.57
 5/22/1997                                           6.61
 5/23/1997                                           6.59
 5/26/1997                                             ND
 5/27/1997                                           6.64
 5/28/1997                                           6.65
 5/29/1997                                           6.61
 5/30/1997                                           6.51
  6/2/1997                                           6.52
  6/3/1997                                           6.49
  6/4/1997                                           6.49
  6/5/1997                                           6.49
  6/6/1997                                           6.39
  6/9/1997                                           6.44
 6/10/1997                                           6.46
 6/11/1997                                           6.45
 6/12/1997                                           6.35
 6/13/1997                                           6.30
 6/16/1997                                           6.28
 6/17/1997                                           6.31
 6/18/1997                                           6.29
 6/19/1997                                           6.29
 6/20/1997                                           6.27
 6/23/1997                                           6.30
 6/24/1997                                           6.31
 6/25/1997                                           6.34
 6/26/1997                                           6.36
 6/27/1997                                           6.35
 6/30/1997                                           6.40
  7/1/1997                                           6.33
  7/2/1997                                           6.30
  7/3/1997                                           6.20
  7/4/1997                                             ND
  7/7/1997                                           6.17
  7/8/1997                                           6.17
  7/9/1997                                           6.15
 7/10/1997                                           6.15
 7/11/1997                                           6.13
 7/14/1997                                           6.16
 7/15/1997                                           6.16
 7/16/1997                                           6.11
 7/17/1997                                           6.11
 7/18/1997                                           6.16
 7/21/1997                                           6.18
 7/22/1997                                           6.07
 7/23/1997                                           6.06
 7/24/1997                                           6.06
 7/25/1997                                           6.08
 7/28/1997                                           6.06
 7/29/1997                                           6.00
 7/30/1997                                           5.95
 7/31/1997                                           5.90
  8/1/1997                                           6.08
  8/4/1997                                           6.12
  8/5/1997                                           6.13
  8/6/1997                                           6.11
  8/7/1997                                           6.14
  8/8/1997                                           6.23
 8/11/1997                                           6.20
 8/12/1997                                           6.22
 8/13/1997                                           6.19
 8/14/1997                                           6.13
 8/15/1997                                           6.10
 8/18/1997                                           6.06
 8/19/1997                                           6.07
 8/20/1997                                           6.10
 8/21/1997                                           6.15
 8/22/1997                                           6.21
 8/25/1997                                           6.25
 8/26/1997                                           6.24
 8/27/1997                                           6.23
 8/28/1997                                           6.18
 8/29/1997                                           6.22
  9/1/1997                                             ND
  9/2/1997                                           6.20
  9/3/1997                                           6.21
  9/4/1997                                           6.22
  9/5/1997                                           6.24
  9/8/1997                                           6.23
  9/9/1997                                           6.24
 9/10/1997                                           6.26
 9/11/1997                                           6.27
 9/12/1997                                           6.17
 9/15/1997                                           6.17
 9/16/1997                                           6.00
 9/17/1997                                           5.99
 9/18/1997                                           6.02
 9/19/1997                                           6.01
 9/22/1997                                           5.99
 9/23/1997                                           6.02
 9/24/1997                                           5.97
 9/25/1997                                           6.04
 9/26/1997                                           5.99
 9/29/1997                                           5.99
 9/30/1997                                           6.00
 10/1/1997                                           5.93
 10/2/1997                                           5.91
 10/3/1997                                           5.89
 10/6/1997                                           5.85
 10/7/1997                                           5.82
 10/8/1997                                           5.96
 10/9/1997                                           5.98
10/10/1997                                           6.03
10/13/1997                                             ND
10/14/1997                                           5.97
10/15/1997                                           6.00
10/16/1997                                           6.00
10/17/1997                                           6.08
10/20/1997                                           6.07
10/21/1997                                           6.07
10/22/1997                                           6.06
10/23/1997                                           5.95
10/24/1997                                           5.94
10/27/1997                                           5.79
10/28/1997                                           5.89
10/29/1997                                           5.78
10/30/1997                                           5.73
10/31/1997                                           5.72
 11/3/1997                                           5.79
 11/4/1997                                           5.83
 11/5/1997                                           5.84
 11/6/1997                                           5.79
 11/7/1997                                           5.81
11/10/1997                                           5.82
11/11/1997                                             ND
11/12/1997                                           5.81
11/13/1997                                           5.79
11/14/1997                                           5.80
11/17/1997                                           5.79
11/18/1997                                           5.80
11/19/1997                                           5.77
11/20/1997                                           5.80
11/21/1997                                           5.77
11/24/1997                                           5.81
11/25/1997                                           5.80
11/26/1997                                           5.82
11/27/1997                                             ND
11/28/1997                                           5.83
 12/1/1997                                           5.83
 12/2/1997                                           5.83
 12/3/1997                                           5.80
 12/4/1997                                           5.78
 12/5/1997                                           5.87
 12/8/1997                                           5.92
 12/9/1997                                           5.90
12/10/1997                                           5.85
12/11/1997                                           5.77
12/12/1997                                           5.71
12/15/1997                                           5.74
12/16/1997                                           5.74
12/17/1997                                           5.77
12/18/1997                                           5.74
12/19/1997                                           5.70
12/22/1997                                           5.71
12/23/1997                                           5.71
12/24/1997                                           5.72
12/25/1997                                             ND
12/26/1997                                           5.72
12/29/1997                                           5.73
12/30/1997                                           5.76
12/31/1997                                           5.71
  1/1/1998                                             ND
  1/2/1998                                           5.63
  1/5/1998                                           5.46
  1/6/1998                                           5.41
  1/7/1998                                           5.45
  1/8/1998                                           5.34
  1/9/1998                                           5.22
 1/12/1998                                           5.24
 1/13/1998                                           5.28
 1/14/1998                                           5.33
 1/15/1998                                           5.34
 1/16/1998                                           5.42
 1/19/1998                                             ND
 1/20/1998                                           5.45
 1/21/1998                                           5.41
 1/22/1998                                           5.39
 1/23/1998                                           5.53
 1/26/1998                                           5.49
 1/27/1998                                           5.57
 1/28/1998                                           5.54
 1/29/1998                                           5.43
 1/30/1998                                           5.39
  2/2/1998                                           5.43
  2/3/1998                                           5.41
  2/4/1998                                           5.41
  2/5/1998                                           5.46
  2/6/1998                                           5.48
  2/9/1998                                           5.51
 2/10/1998                                           5.49
 2/11/1998                                           5.46
 2/12/1998                                           5.46
 2/13/1998                                           5.44
 2/16/1998                                             ND
 2/17/1998                                           5.41
 2/18/1998                                           5.44
 2/19/1998                                           5.47
 2/20/1998                                           5.49
 2/23/1998                                           5.53
 2/24/1998                                           5.66
 2/25/1998                                           5.60
 2/26/1998                                           5.62
 2/27/1998                                           5.59
  3/2/1998                                           5.67
  3/3/1998                                           5.72
  3/4/1998                                           5.71
  3/5/1998                                           5.71
  3/6/1998                                           5.65
  3/9/1998                                           5.61
 3/10/1998                                           5.62
 3/11/1998                                           5.57
 3/12/1998                                           5.52
 3/13/1998                                           5.54
 3/16/1998                                           5.52
 3/17/1998                                           5.53
 3/18/1998                                           5.55
 3/19/1998                                           5.56
 3/20/1998                                           5.56
 3/23/1998                                           5.56
 3/24/1998                                           5.57
 3/25/1998                                           5.62
 3/26/1998                                           5.66
 3/27/1998                                           5.67
 3/30/1998                                           5.70
 3/31/1998                                           5.64
  4/1/1998                                           5.59
  4/2/1998                                           5.54
  4/3/1998                                           5.44
  4/6/1998                                           5.49
  4/7/1998                                           5.50
  4/8/1998                                           5.54
  4/9/1998                                           5.56
 4/10/1998                                             ND
 4/13/1998                                           5.64
 4/14/1998                                           5.60
 4/15/1998                                           5.59
 4/16/1998                                           5.57
 4/17/1998                                           5.57
 4/20/1998                                           5.61
 4/21/1998                                           5.66
 4/22/1998                                           5.66
 4/23/1998                                           5.66
 4/24/1998                                           5.65
 4/27/1998                                           5.77
 4/28/1998                                           5.78
 4/29/1998                                           5.78
 4/30/1998                                           5.65
  5/1/1998                                           5.63
  5/4/1998                                           5.63
  5/5/1998                                           5.66
  5/6/1998                                           5.60
  5/7/1998                                           5.60
  5/8/1998                                           5.65
 5/11/1998                                           5.72
 5/12/1998                                           5.65
 5/13/1998                                           5.63
 5/14/1998                                           5.66
 5/15/1998                                           5.67
 5/18/1998                                           5.63
 5/19/1998                                           5.63
 5/20/1998                                           5.60
 5/21/1998                                           5.66
 5/22/1998                                           5.65
 5/25/1998                                             ND
 5/26/1998                                           5.60
 5/27/1998                                           5.57
 5/28/1998                                           5.56
 5/29/1998                                           5.56
  6/1/1998                                           5.53
  6/2/1998                                           5.56
  6/3/1998                                           5.57
  6/4/1998                                           5.60
  6/5/1998                                           5.60
  6/8/1998                                           5.60
  6/9/1998                                           5.61
 6/10/1998                                           5.55
 6/11/1998                                           5.46
 6/12/1998                                           5.43
 6/15/1998                                           5.42
 6/16/1998                                           5.49
 6/17/1998                                           5.57
 6/18/1998                                           5.55
 6/19/1998                                           5.52
 6/22/1998                                           5.52
 6/23/1998                                           5.51
 6/24/1998                                           5.48
 6/25/1998                                           5.50
 6/26/1998                                           5.49
 6/29/1998                                           5.50
 6/30/1998                                           5.47
  7/1/1998                                           5.43
  7/2/1998                                           5.43
  7/3/1998                                             ND
  7/6/1998                                           5.40
  7/7/1998                                           5.43
  7/8/1998                                           5.43
  7/9/1998                                           5.40
 7/10/1998                                           5.40
 7/13/1998                                           5.45
 7/14/1998                                           5.47
 7/15/1998                                           5.46
 7/16/1998                                           5.48
 7/17/1998                                           5.49
 7/20/1998                                           5.47
 7/21/1998                                           5.46
 7/22/1998                                           5.47
 7/23/1998                                           5.46
 7/24/1998                                           5.48
 7/27/1998                                           5.49
 7/28/1998                                           5.49
 7/29/1998                                           5.52
 7/30/1998                                           5.52
 7/31/1998                                           5.52
  8/3/1998                                           5.46
  8/4/1998                                           5.44
  8/5/1998                                           5.43
  8/6/1998                                           5.43
  8/7/1998                                           5.39
 8/10/1998                                           5.39
 8/11/1998                                           5.33
 8/12/1998                                           5.34
 8/13/1998                                           5.38
 8/14/1998                                           5.34
 8/17/1998                                           5.33
 8/18/1998                                           5.35
 8/19/1998                                           5.35
 8/20/1998                                           5.32
 8/21/1998                                           5.24
 8/24/1998                                           5.19
 8/25/1998                                           5.13
 8/26/1998                                           5.11
 8/27/1998                                           4.97
 8/28/1998                                           4.94
 8/31/1998                                           4.91
  9/1/1998                                           4.91
  9/2/1998                                           4.96
  9/3/1998                                           4.91
  9/4/1998                                           4.90
  9/7/1998                                             ND
  9/8/1998                                           4.89
  9/9/1998                                           4.79
 9/10/1998                                           4.55
 9/11/1998                                           4.65
 9/14/1998                                           4.65
 9/15/1998                                           4.68
 9/16/1998                                           4.69
 9/17/1998                                           4.60
 9/18/1998                                           4.50
 9/21/1998                                           4.51
 9/22/1998                                           4.57
 9/23/1998                                           4.48
 9/24/1998                                           4.43
 9/25/1998                                           4.40
 9/28/1998                                           4.40
 9/29/1998                                           4.40
 9/30/1998                                           4.23
 10/1/1998                                           4.10
 10/2/1998                                           4.08
 10/5/1998                                           3.95
 10/6/1998                                           4.05
 10/7/1998                                           4.13
 10/8/1998                                           4.29
 10/9/1998                                           4.46
10/12/1998                                             ND
10/13/1998                                           4.37
10/14/1998                                           4.23
10/15/1998                                           4.23
10/16/1998                                           4.04
10/19/1998                                           4.06
10/20/1998                                           4.14
10/21/1998                                           4.17
10/22/1998                                           4.19
10/23/1998                                           4.28
10/26/1998                                           4.32
10/27/1998                                           4.23
10/28/1998                                           4.18
10/29/1998                                           4.13
10/30/1998                                           4.24
 11/2/1998                                           4.39
 11/3/1998                                           4.33
 11/4/1998                                           4.48
 11/5/1998                                           4.48
 11/6/1998                                           4.58
 11/9/1998                                           4.55
11/10/1998                                           4.50
11/11/1998                                             ND
11/12/1998                                           4.47
11/13/1998                                           4.53
11/16/1998                                           4.55
11/17/1998                                           4.57
11/18/1998                                           4.58
11/19/1998                                           4.63
11/20/1998                                           4.60
11/23/1998                                           4.60
11/24/1998                                           4.63
11/25/1998                                           4.63
11/26/1998                                             ND
11/27/1998                                           4.60
11/30/1998                                           4.51
 12/1/1998                                           4.43
 12/2/1998                                           4.31
 12/3/1998                                           4.31
 12/4/1998                                           4.38
 12/7/1998                                           4.47
 12/8/1998                                           4.40
 12/9/1998                                           4.37
12/10/1998                                           4.33
12/11/1998                                           4.39
12/14/1998                                           4.35
12/15/1998                                           4.39
12/16/1998                                           4.34
12/17/1998                                           4.34
12/18/1998                                           4.38
12/21/1998                                           4.45
12/22/1998                                           4.50
12/23/1998                                           4.65
12/24/1998                                           4.74
12/25/1998                                             ND
12/28/1998                                           4.66
12/29/1998                                           4.60
12/30/1998                                           4.55
12/31/1998                                           4.56
  1/1/1999                                             ND
  1/4/1999                                           4.57
  1/5/1999                                           4.62
  1/6/1999                                           4.61
  1/7/1999                                           4.62
  1/8/1999                                           4.72
 1/11/1999                                           4.76
 1/12/1999                                           4.68
 1/13/1999                                           4.60
 1/14/1999                                           4.48
 1/15/1999                                           4.54
 1/18/1999                                             ND
 1/19/1999                                           4.60
 1/20/1999                                           4.65
 1/21/1999                                           4.60
 1/22/1999                                           4.54
 1/25/1999                                           4.55
 1/26/1999                                           4.58
 1/27/1999                                           4.57
 1/28/1999                                           4.57
 1/29/1999                                           4.55
  2/1/1999                                           4.65
  2/2/1999                                           4.70
  2/3/1999                                           4.74
  2/4/1999                                           4.82
  2/5/1999                                           4.88
  2/8/1999                                           4.86
  2/9/1999                                           4.78
 2/10/1999                                           4.79
 2/11/1999                                           4.83
 2/12/1999                                           4.96
 2/15/1999                                             ND
 2/16/1999                                           4.96
 2/17/1999                                           4.91
 2/18/1999                                           4.96
 2/19/1999                                           4.99
 2/22/1999                                           4.95
 2/23/1999                                           5.04
 2/24/1999                                           5.12
 2/25/1999                                           5.23
 2/26/1999                                           5.21
  3/1/1999                                           5.32
  3/2/1999                                           5.27
  3/3/1999                                           5.29
  3/4/1999                                           5.32
  3/5/1999                                           5.24
  3/8/1999                                           5.21
  3/9/1999                                           5.11
 3/10/1999                                           5.13
 3/11/1999                                           5.13
 3/12/1999                                           5.08
 3/15/1999                                           5.07
 3/16/1999                                           5.03
 3/17/1999                                           5.05
 3/18/1999                                           5.02
 3/19/1999                                           5.07
 3/22/1999                                           5.13
 3/23/1999                                           5.11
 3/24/1999                                           5.07
 3/25/1999                                           5.12
 3/26/1999                                           5.10
 3/29/1999                                           5.15
 3/30/1999                                           5.09
 3/31/1999                                           5.12
  4/1/1999                                           5.15
  4/2/1999                                           5.07
  4/5/1999                                           5.07
  4/6/1999                                           5.01
  4/7/1999                                           5.04
  4/8/1999                                           4.94
  4/9/1999                                           4.96
 4/12/1999                                           4.98
 4/13/1999                                           5.02
 4/14/1999                                           5.04
 4/15/1999                                           5.08
 4/16/1999                                           5.13
 4/19/1999                                           5.08
 4/20/1999                                           5.06
 4/21/1999                                           5.07
 4/22/1999                                           5.15
 4/23/1999                                           5.15
 4/26/1999                                           5.14
 4/27/1999                                           5.12
 4/28/1999                                           5.16
 4/29/1999                                           5.09
 4/30/1999                                           5.24
  5/3/1999                                           5.25
  5/4/1999                                           5.30
  5/5/1999                                           5.27
  5/6/1999                                           5.39
  5/7/1999                                           5.40
 5/10/1999                                           5.38
 5/11/1999                                           5.40
 5/12/1999                                           5.39
 5/13/1999                                           5.29
 5/14/1999                                           5.48
 5/17/1999                                           5.53
 5/18/1999                                           5.58
 5/19/1999                                           5.54
 5/20/1999                                           5.53
 5/21/1999                                           5.46
 5/24/1999                                           5.43
 5/25/1999                                           5.44
 5/26/1999                                           5.49
 5/27/1999                                           5.59
 5/28/1999                                           5.60
 5/31/1999                                             ND
  6/1/1999                                           5.74
  6/2/1999                                           5.75
  6/3/1999                                           5.75
  6/4/1999                                           5.75
  6/7/1999                                           5.73
  6/8/1999                                           5.74
  6/9/1999                                           5.79
 6/10/1999                                           5.85
 6/11/1999                                           5.92
 6/14/1999                                           5.89
 6/15/1999                                           5.87
 6/16/1999                                           5.84
 6/17/1999                                           5.67
 6/18/1999                                           5.75
 6/21/1999                                           5.81
 6/22/1999                                           5.84
 6/23/1999                                           5.90
 6/24/1999                                           5.93
 6/25/1999                                           5.91
 6/28/1999                                           5.86
 6/29/1999                                           5.84
 6/30/1999                                           5.67
  7/1/1999                                           5.73
  7/2/1999                                           5.70
  7/5/1999                                             ND
  7/6/1999                                           5.77
  7/7/1999                                           5.79
  7/8/1999                                           5.72
  7/9/1999                                           5.72
 7/12/1999                                           5.62
 7/13/1999                                           5.60
 7/14/1999                                           5.63
 7/15/1999                                           5.63
 7/16/1999                                           5.57
 7/19/1999                                           5.56
 7/20/1999                                           5.54
 7/21/1999                                           5.55
 7/22/1999                                           5.66
 7/23/1999                                           5.72
 7/26/1999                                           5.73
 7/27/1999                                           5.70
 7/28/1999                                           5.70
 7/29/1999                                           5.79
 7/30/1999                                           5.82
  8/2/1999                                           5.85
  8/3/1999                                           5.86
  8/4/1999                                           5.86
  8/5/1999                                           5.77
  8/6/1999                                           5.94
  8/9/1999                                           6.04
 8/10/1999                                           6.00
 8/11/1999                                           5.96
 8/12/1999                                           5.97
 8/13/1999                                           5.88
 8/16/1999                                           5.88
 8/17/1999                                           5.80
 8/18/1999                                           5.79
 8/19/1999                                           5.81
 8/20/1999                                           5.79
 8/23/1999                                           5.79
 8/24/1999                                           5.73
 8/25/1999                                           5.63
 8/26/1999                                           5.67
 8/27/1999                                           5.75
 8/30/1999                                           5.86
 8/31/1999                                           5.88
  9/1/1999                                           5.88
  9/2/1999                                           5.90
  9/3/1999                                           5.78
  9/6/1999                                             ND
  9/7/1999                                           5.83
  9/8/1999                                           5.82
  9/9/1999                                           5.85
 9/10/1999                                           5.78
 9/13/1999                                           5.80
 9/14/1999                                           5.85
 9/15/1999                                           5.81
 9/16/1999                                           5.77
 9/17/1999                                           5.76
 9/20/1999                                           5.81
 9/21/1999                                           5.83
 9/22/1999                                           5.81
 9/23/1999                                           5.76
 9/24/1999                                           5.65
 9/27/1999                                           5.73
 9/28/1999                                           5.78
 9/29/1999                                           5.86
 9/30/1999                                           5.78
 10/1/1999                                           5.90
 10/4/1999                                           5.85
 10/5/1999                                           5.94
 10/6/1999                                           5.98
 10/7/1999                                           5.99
 10/8/1999                                           5.97
10/11/1999                                             ND
10/12/1999                                           5.99
10/13/1999                                           6.04
10/14/1999                                           6.09
10/15/1999                                           5.99
10/18/1999                                           6.03
10/19/1999                                           6.09
10/20/1999                                           6.11
10/21/1999                                           6.11
10/22/1999                                           6.13
10/25/1999                                           6.14
10/26/1999                                           6.17
10/27/1999                                           6.13
10/28/1999                                           6.05
10/29/1999                                           5.97
 11/1/1999                                           6.00
 11/2/1999                                           5.98
 11/3/1999                                           5.97
 11/4/1999                                           5.91
 11/5/1999                                           5.88
 11/8/1999                                           5.90
 11/9/1999                                           5.87
11/10/1999                                           5.90
11/11/1999                                             ND
11/12/1999                                           5.85
11/15/1999                                           5.87
11/16/1999                                           5.91
11/17/1999                                           5.98
11/18/1999                                           5.99
11/19/1999                                           6.00
11/22/1999                                           6.02
11/23/1999                                           6.02
11/24/1999                                           6.02
11/25/1999                                             ND
11/26/1999                                           6.06
11/29/1999                                           6.14
11/30/1999                                           6.11
 12/1/1999                                           6.14
 12/2/1999                                           6.16
 12/3/1999                                           6.08
 12/6/1999                                           6.07
 12/7/1999                                           6.03
 12/8/1999                                           6.06
 12/9/1999                                           6.03
12/10/1999                                           5.98
12/13/1999                                           6.01
12/14/1999                                           6.12
12/15/1999                                           6.14
12/16/1999                                           6.20
12/17/1999                                           6.22
12/20/1999                                           6.28
12/21/1999                                           6.29
12/22/1999                                           6.31
12/23/1999                                           6.33
12/24/1999                                             ND
12/27/1999                                           6.32
12/28/1999                                           6.35
12/29/1999                                           6.32
12/30/1999                                           6.30
12/31/1999                                           6.36
  1/3/2000                                           6.50
  1/4/2000                                           6.40
  1/5/2000                                           6.51
  1/6/2000                                           6.46
  1/7/2000                                           6.42
 1/10/2000                                           6.49
 1/11/2000                                           6.57
 1/12/2000                                           6.63
 1/13/2000                                           6.54
 1/14/2000                                           6.59
 1/17/2000                                             ND
 1/18/2000                                           6.65
 1/19/2000                                           6.62
 1/20/2000                                           6.67
 1/21/2000                                           6.67
 1/24/2000                                           6.59
 1/25/2000                                           6.60
 1/26/2000                                           6.62
 1/27/2000                                           6.67
 1/28/2000                                           6.68
 1/31/2000                                           6.71
  2/1/2000                                           6.68
  2/2/2000                                           6.69
  2/3/2000                                           6.56
  2/4/2000                                           6.64
  2/7/2000                                           6.76
  2/8/2000                                           6.74
  2/9/2000                                           6.77
 2/10/2000                                           6.78
 2/11/2000                                           6.77
 2/14/2000                                           6.72
 2/15/2000                                           6.74
 2/16/2000                                           6.75
 2/17/2000                                           6.76
 2/18/2000                                           6.72
 2/21/2000                                             ND
 2/22/2000                                           6.62
 2/23/2000                                           6.66
 2/24/2000                                           6.56
 2/25/2000                                           6.50
 2/28/2000                                           6.53
 2/29/2000                                           6.61
  3/1/2000                                           6.59
  3/2/2000                                           6.59
  3/3/2000                                           6.60
  3/6/2000                                           6.64
  3/7/2000                                           6.60
  3/8/2000                                           6.59
  3/9/2000                                           6.56
 3/10/2000                                           6.61
 3/13/2000                                           6.57
 3/14/2000                                           6.52
 3/15/2000                                           6.50
 3/16/2000                                           6.47
 3/17/2000                                           6.45
 3/20/2000                                           6.45
 3/21/2000                                           6.44
 3/22/2000                                           6.41
 3/23/2000                                           6.39
 3/24/2000                                           6.51
 3/27/2000                                           6.51
 3/28/2000                                           6.46
 3/29/2000                                           6.46
 3/30/2000                                           6.35
 3/31/2000                                           6.32
  4/3/2000                                           6.30
  4/4/2000                                           6.16
  4/5/2000                                           6.17
  4/6/2000                                           6.20
  4/7/2000                                           6.18
 4/10/2000                                           6.11
 4/11/2000                                           6.19
 4/12/2000                                           6.27
 4/13/2000                                           6.24
 4/14/2000                                           6.11
 4/17/2000                                           6.23
 4/18/2000                                           6.27
 4/19/2000                                           6.23
 4/20/2000                                           6.24
 4/21/2000                                             ND
 4/24/2000                                           6.23
 4/25/2000                                           6.39
 4/26/2000                                           6.40
 4/27/2000                                           6.51
 4/28/2000                                           6.56
  5/1/2000                                           6.59
  5/2/2000                                           6.60
  5/3/2000                                           6.66
  5/4/2000                                           6.70
  5/5/2000                                           6.77
  5/8/2000                                           6.83
  5/9/2000                                           6.75
 5/10/2000                                           6.69
 5/11/2000                                           6.67
 5/12/2000                                           6.76
 5/15/2000                                           6.73
 5/16/2000                                           6.72
 5/17/2000                                           6.74
 5/18/2000                                           6.79
 5/19/2000                                           6.71
 5/22/2000                                           6.66
 5/23/2000                                           6.68
 5/24/2000                                           6.71
 5/25/2000                                           6.64
 5/26/2000                                           6.57
 5/29/2000                                             ND
 5/30/2000                                           6.62
 5/31/2000                                           6.54
  6/1/2000                                           6.44
  6/2/2000                                           6.37
  6/5/2000                                           6.33
  6/6/2000                                           6.35
  6/7/2000                                           6.35
  6/8/2000                                           6.37
  6/9/2000                                           6.36
 6/12/2000                                           6.33
 6/13/2000                                           6.32
 6/14/2000                                           6.26
 6/15/2000                                           6.26
 6/16/2000                                           6.19
 6/19/2000                                           6.20
 6/20/2000                                           6.23
 6/21/2000                                           6.32
 6/22/2000                                           6.32
 6/23/2000                                           6.37
 6/26/2000                                           6.29
 6/27/2000                                           6.29
 6/28/2000                                           6.28
 6/29/2000                                           6.21
 6/30/2000                                           6.18
  7/3/2000                                           6.12
  7/4/2000                                             ND
  7/5/2000                                           6.12
  7/6/2000                                           6.16
  7/7/2000                                           6.11
 7/10/2000                                           6.13
 7/11/2000                                           6.16
 7/12/2000                                           6.20
 7/13/2000                                           6.15
 7/14/2000                                           6.25
 7/17/2000                                           6.31
 7/18/2000                                           6.30
 7/19/2000                                           6.31
 7/20/2000                                           6.15
 7/21/2000                                           6.14
 7/24/2000                                           6.18
 7/25/2000                                           6.17
 7/26/2000                                           6.16
 7/27/2000                                           6.14
 7/28/2000                                           6.16
 7/31/2000                                           6.16
  8/1/2000                                           6.12
  8/2/2000                                           6.09
  8/3/2000                                           6.07
  8/4/2000                                           6.02
  8/7/2000                                           6.07
  8/8/2000                                           6.03
  8/9/2000                                           6.03
 8/10/2000                                           6.00
 8/11/2000                                           6.07
 8/14/2000                                           6.07
 8/15/2000                                           6.11
 8/16/2000                                           6.13
 8/17/2000                                           6.13
 8/18/2000                                           6.09
 8/21/2000                                           6.10
 8/22/2000                                           6.07
 8/23/2000                                           6.02
 8/24/2000                                           6.00
 8/25/2000                                           6.00
 8/28/2000                                           6.05
 8/29/2000                                           6.08
 8/30/2000                                           6.07
 8/31/2000                                           5.98
  9/1/2000                                           5.92
  9/4/2000                                             ND
  9/5/2000                                           5.92
  9/6/2000                                           5.95
  9/7/2000                                           5.97
  9/8/2000                                           5.95
 9/11/2000                                           5.97
 9/12/2000                                           5.97
 9/13/2000                                           5.94
 9/14/2000                                           5.96
 9/15/2000                                           5.93
 9/18/2000                                           5.93
 9/19/2000                                           5.93
 9/20/2000                                           5.98
 9/21/2000                                           5.96
 9/22/2000                                           5.93
 9/25/2000                                           5.94
 9/26/2000                                           5.90
 9/27/2000                                           5.89
 9/28/2000                                           5.90
 9/29/2000                                           5.85
 10/2/2000                                           5.86
 10/3/2000                                           5.88
 10/4/2000                                           5.94
 10/5/2000                                           5.92
 10/6/2000                                           5.88
 10/9/2000                                             ND
10/10/2000                                           5.86
10/11/2000                                           5.82
10/12/2000                                           5.74
10/13/2000                                           5.73
10/16/2000                                           5.77
10/17/2000                                           5.68
10/18/2000                                           5.68
10/19/2000                                           5.69
10/20/2000                                           5.69
10/23/2000                                           5.66
10/24/2000                                           5.70
10/25/2000                                           5.74
10/26/2000                                           5.75
10/27/2000                                           5.79
10/30/2000                                           5.83
10/31/2000                                           5.83
 11/1/2000                                           5.79
 11/2/2000                                           5.78
 11/3/2000                                           5.86
 11/6/2000                                           5.91
 11/7/2000                                           5.84
 11/8/2000                                           5.83
 11/9/2000                                           5.76
11/10/2000                                           5.76
11/13/2000                                           5.72
11/14/2000                                           5.72
11/15/2000                                           5.69
11/16/2000                                           5.66
11/17/2000                                           5.67
11/20/2000                                           5.65
11/21/2000                                           5.65
11/22/2000                                           5.60
11/23/2000                                             ND
11/24/2000                                           5.63
11/27/2000                                           5.63
11/28/2000                                           5.57
11/29/2000                                           5.51
11/30/2000                                           5.42
 12/1/2000                                           5.46
 12/4/2000                                           5.45
 12/5/2000                                           5.36
 12/6/2000                                           5.26
 12/7/2000                                           5.26
 12/8/2000                                           5.32
12/11/2000                                           5.33
12/12/2000                                           5.33
12/13/2000                                           5.24
12/14/2000                                           5.19
12/15/2000                                           5.15
12/18/2000                                           5.10
12/19/2000                                           5.12
12/20/2000                                           5.00
12/21/2000                                           4.94
12/22/2000                                           4.93
12/25/2000                                             ND
12/26/2000                                           4.92
12/27/2000                                           4.99
12/28/2000                                           5.02
12/29/2000                                           4.99
  1/1/2001                                             ND
  1/2/2001                                           4.76
  1/3/2001                                           4.94
  1/4/2001                                           4.82
  1/5/2001                                           4.66
  1/8/2001                                           4.65
  1/9/2001                                           4.73
 1/10/2001                                           4.83
 1/11/2001                                           4.85
 1/12/2001                                           4.97
 1/15/2001                                             ND
 1/16/2001                                           4.96
 1/17/2001                                           4.87
 1/18/2001                                           4.74
 1/19/2001                                           4.84
 1/22/2001                                           4.87
 1/23/2001                                           4.96
 1/24/2001                                           4.98
 1/25/2001                                           4.94
 1/26/2001                                           4.93
 1/29/2001                                           4.97
 1/30/2001                                           4.91
 1/31/2001                                           4.85
  2/1/2001                                           4.78
  2/2/2001                                           4.86
  2/5/2001                                           4.88
  2/6/2001                                           4.92
  2/7/2001                                           4.91
  2/8/2001                                           4.93
  2/9/2001                                           4.85
 2/12/2001                                           4.86
 2/13/2001                                           4.90
 2/14/2001                                           4.99
 2/15/2001                                           5.06
 2/16/2001                                           4.94
 2/19/2001                                             ND
 2/20/2001                                           4.94
 2/21/2001                                           4.96
 2/22/2001                                           4.94
 2/23/2001                                           4.86
 2/26/2001                                           4.81
 2/27/2001                                           4.75
 2/28/2001                                           4.70
  3/1/2001                                           4.67
  3/2/2001                                           4.75
  3/5/2001                                           4.78
  3/6/2001                                           4.78
  3/7/2001                                           4.72
  3/8/2001                                           4.70
  3/9/2001                                           4.75
 3/12/2001                                           4.72
 3/13/2001                                           4.75
 3/14/2001                                           4.62
 3/15/2001                                           4.55
 3/16/2001                                           4.54
 3/19/2001                                           4.58
 3/20/2001                                           4.52
 3/21/2001                                           4.49
 3/22/2001                                           4.44
 3/23/2001                                           4.52
 3/26/2001                                           4.56
 3/27/2001                                           4.73
 3/28/2001                                           4.68
 3/29/2001                                           4.67
 3/30/2001                                           4.62
  4/2/2001                                           4.66
  4/3/2001                                           4.60
  4/4/2001                                           4.58
  4/5/2001                                           4.63
  4/6/2001                                           4.52
  4/9/2001                                           4.56
 4/10/2001                                           4.70
 4/11/2001                                           4.75
 4/12/2001                                           4.83
 4/13/2001                                             ND
 4/16/2001                                           4.94
 4/17/2001                                           4.87
 4/18/2001                                           4.75
 4/19/2001                                           4.86
 4/20/2001                                           4.88
 4/23/2001                                           4.78
 4/24/2001                                           4.78
 4/25/2001                                           4.88
 4/26/2001                                           4.79
 4/27/2001                                           4.94
 4/30/2001                                           4.97
  5/1/2001                                           4.94
  5/2/2001                                           4.95
  5/3/2001                                           4.87
  5/4/2001                                           4.83
  5/7/2001                                           4.82
  5/8/2001                                           4.68
  5/9/2001                                           4.65
 5/10/2001                                           4.76
 5/11/2001                                           4.99
 5/14/2001                                           4.94
 5/15/2001                                           4.95
 5/16/2001                                           4.95
 5/17/2001                                           4.99
 5/18/2001                                           4.99
 5/21/2001                                           4.99
 5/22/2001                                           4.99
 5/23/2001                                           4.96
 5/24/2001                                           5.05
 5/25/2001                                           5.04
 5/28/2001                                             ND
 5/29/2001                                           5.06
 5/30/2001                                           5.07
 5/31/2001                                           4.94
  6/1/2001                                           4.94
  6/4/2001                                           4.93
  6/5/2001                                           4.84
  6/6/2001                                           4.83
  6/7/2001                                           4.88
  6/8/2001                                           4.93
 6/11/2001                                           4.87
 6/12/2001                                           4.82
 6/13/2001                                           4.81
 6/14/2001                                           4.76
 6/15/2001                                           4.74
 6/18/2001                                           4.73
 6/19/2001                                           4.72
 6/20/2001                                           4.72
 6/21/2001                                           4.70
 6/22/2001                                           4.63
 6/25/2001                                           4.65
 6/26/2001                                           4.74
 6/27/2001                                           4.82
 6/28/2001                                           4.92
 6/29/2001                                           4.97
  7/2/2001                                           4.88
  7/3/2001                                           4.91
  7/4/2001                                             ND
  7/5/2001                                           4.95
  7/6/2001                                           4.90
  7/9/2001                                           4.88
 7/10/2001                                           4.82
 7/11/2001                                           4.81
 7/12/2001                                           4.80
 7/13/2001                                           4.82
 7/16/2001                                           4.76
 7/17/2001                                           4.78
 7/18/2001                                           4.66
 7/19/2001                                           4.69
 7/20/2001                                           4.70
 7/23/2001                                           4.68
 7/24/2001                                           4.67
 7/25/2001                                           4.74
 7/26/2001                                           4.71
 7/27/2001                                           4.64
 7/30/2001                                           4.63
 7/31/2001                                           4.57
  8/1/2001                                           4.62
  8/2/2001                                           4.69
  8/3/2001                                           4.72
  8/6/2001                                           4.71
  8/7/2001                                           4.72
  8/8/2001                                           4.61
  8/9/2001                                           4.66
 8/10/2001                                           4.61
 8/13/2001                                           4.57
 8/14/2001                                           4.59
 8/15/2001                                           4.62
 8/16/2001                                           4.58
 8/17/2001                                           4.49
 8/20/2001                                           4.55
 8/21/2001                                           4.50
 8/22/2001                                           4.53
 8/23/2001                                           4.52
 8/24/2001                                           4.55
 8/27/2001                                           4.57
 8/28/2001                                           4.48
 8/29/2001                                           4.43
 8/30/2001                                           4.42
 8/31/2001                                           4.46
  9/3/2001                                             ND
  9/4/2001                                           4.63
  9/5/2001                                           4.61
  9/6/2001                                           4.48
  9/7/2001                                           4.39
 9/10/2001                                           4.41
 9/11/2001                                             ND
 9/12/2001                                             ND
 9/13/2001                                           4.03
 9/14/2001                                           3.92
 9/17/2001                                           3.99
 9/18/2001                                           4.01
 9/19/2001                                           3.90
 9/20/2001                                           3.97
 9/21/2001                                           3.94
 9/24/2001                                           4.00
 9/25/2001                                           3.97
 9/26/2001                                           3.91
 9/27/2001                                           3.87
 9/28/2001                                           3.93
 10/1/2001                                           3.90
 10/2/2001                                           3.87
 10/3/2001                                           3.86
 10/4/2001                                           3.88
 10/5/2001                                           3.87
 10/8/2001                                             ND
 10/9/2001                                           3.96
10/10/2001                                           3.96
10/11/2001                                           4.03
10/12/2001                                           4.01
10/15/2001                                           3.97
10/16/2001                                           3.93
10/17/2001                                           3.93
10/18/2001                                           3.93
10/19/2001                                           3.96
10/22/2001                                           3.98
10/23/2001                                           4.01
10/24/2001                                           3.96
10/25/2001                                           3.89
10/26/2001                                           3.88
10/29/2001                                           3.82
10/30/2001                                           3.76
10/31/2001                                           3.66
 11/1/2001                                           3.66
 11/2/2001                                           3.77
 11/5/2001                                           3.71
 11/6/2001                                           3.54
 11/7/2001                                           3.47
 11/8/2001                                           3.58
 11/9/2001                                           3.62
11/12/2001                                             ND
11/13/2001                                           3.69
11/14/2001                                           3.83
11/15/2001                                           4.10
11/16/2001                                           4.24
11/19/2001                                           4.12
11/20/2001                                           4.17
11/21/2001                                           4.31
11/22/2001                                             ND
11/23/2001                                           4.40
11/26/2001                                           4.41
11/27/2001                                           4.32
11/28/2001                                           4.33
11/29/2001                                           4.10
11/30/2001                                           4.08
 12/3/2001                                           4.04
 12/4/2001                                           3.99
 12/5/2001                                           4.24
 12/6/2001                                           4.38
 12/7/2001                                           4.50
12/10/2001                                           4.46
12/11/2001                                           4.38
12/12/2001                                           4.29
12/13/2001                                           4.40
12/14/2001                                           4.52
12/17/2001                                           4.54
12/18/2001                                           4.46
12/19/2001                                           4.38
12/20/2001                                           4.42
12/21/2001                                           4.45
12/24/2001                                           4.49
12/25/2001                                             ND
12/26/2001                                           4.55
12/27/2001                                           4.46
12/28/2001                                           4.46
12/31/2001                                           4.38
  1/1/2002                                             ND
  1/2/2002                                           4.52
  1/3/2002                                           4.48
  1/4/2002                                           4.50
  1/7/2002                                           4.39
  1/8/2002                                           4.39
  1/9/2002                                           4.38
 1/10/2002                                           4.27
 1/11/2002                                           4.14
 1/14/2002                                           4.15
 1/15/2002                                           4.14
 1/16/2002                                           4.16
 1/17/2002                                           4.28
 1/18/2002                                           4.23
 1/21/2002                                             ND
 1/22/2002                                           4.27
 1/23/2002                                           4.36
 1/24/2002                                           4.40
 1/25/2002                                           4.46
 1/28/2002                                           4.48
 1/29/2002                                           4.35
 1/30/2002                                           4.37
 1/31/2002                                           4.42
  2/1/2002                                           4.37
  2/4/2002                                           4.29
  2/5/2002                                           4.29
  2/6/2002                                           4.30
  2/7/2002                                           4.33
  2/8/2002                                           4.28
 2/11/2002                                           4.29
 2/12/2002                                           4.36
 2/13/2002                                           4.40
 2/14/2002                                           4.35
 2/15/2002                                           4.27
 2/18/2002                                             ND
 2/19/2002                                           4.28
 2/20/2002                                           4.28
 2/21/2002                                           4.27
 2/22/2002                                           4.23
 2/25/2002                                           4.26
 2/26/2002                                           4.33
 2/27/2002                                           4.22
 2/28/2002                                           4.27
  3/1/2002                                           4.43
  3/4/2002                                           4.43
  3/5/2002                                           4.44
  3/6/2002                                           4.45
  3/7/2002                                           4.65
  3/8/2002                                           4.77
 3/11/2002                                           4.77
 3/12/2002                                           4.75
 3/13/2002                                           4.69
 3/14/2002                                           4.83
 3/15/2002                                           4.80
 3/18/2002                                           4.79
 3/19/2002                                           4.78
 3/20/2002                                           4.87
 3/21/2002                                           4.88
 3/22/2002                                           4.90
 3/25/2002                                           4.92
 3/26/2002                                           4.85
 3/27/2002                                           4.85
 3/28/2002                                           4.91
 3/29/2002                                             ND
  4/1/2002                                           4.93
  4/2/2002                                           4.84
  4/3/2002                                           4.76
  4/4/2002                                           4.76
  4/5/2002                                           4.68
  4/8/2002                                           4.70
  4/9/2002                                           4.67
 4/10/2002                                           4.68
 4/11/2002                                           4.66
 4/12/2002                                           4.60
 4/15/2002                                           4.57
 4/16/2002                                           4.62
 4/17/2002                                           4.64
 4/18/2002                                           4.64
 4/19/2002                                           4.62
 4/22/2002                                           4.62
 4/23/2002                                           4.62
 4/24/2002                                           4.53
 4/25/2002                                           4.52
 4/26/2002                                           4.49
 4/29/2002                                           4.55
 4/30/2002                                           4.53
  5/1/2002                                           4.49
  5/2/2002                                           4.54
  5/3/2002                                           4.48
  5/6/2002                                           4.50
  5/7/2002                                           4.43
  5/8/2002                                           4.58
  5/9/2002                                           4.53
 5/10/2002                                           4.46
 5/13/2002                                           4.54
 5/14/2002                                           4.64
 5/15/2002                                           4.59
 5/16/2002                                           4.52
 5/17/2002                                           4.60
 5/20/2002                                           4.53
 5/21/2002                                           4.49
 5/22/2002                                           4.43
 5/23/2002                                           4.46
 5/24/2002                                           4.47
 5/27/2002                                             ND
 5/28/2002                                           4.46
 5/29/2002                                           4.41
 5/30/2002                                           4.36
 5/31/2002                                           4.37
  6/3/2002                                           4.36
  6/4/2002                                           4.31
  6/5/2002                                           4.35
  6/6/2002                                           4.30
  6/7/2002                                           4.36
 6/10/2002                                           4.34
 6/11/2002                                           4.29
 6/12/2002                                           4.24
 6/13/2002                                           4.20
 6/14/2002                                           4.10
 6/17/2002                                           4.14
 6/18/2002                                           4.13
 6/19/2002                                           4.01
 6/20/2002                                           4.11
 6/21/2002                                           4.06
 6/24/2002                                           4.13
 6/25/2002                                           4.13
 6/26/2002                                           3.99
 6/27/2002                                           4.08
 6/28/2002                                           4.09
  7/1/2002                                           4.08
  7/2/2002                                           3.99
  7/3/2002                                           4.00
  7/4/2002                                             ND
  7/5/2002                                           4.13
  7/8/2002                                           4.07
  7/9/2002                                           3.98
 7/10/2002                                           3.85
 7/11/2002                                           3.86
 7/12/2002                                           3.82
 7/15/2002                                           3.85
 7/16/2002                                           3.93
 7/17/2002                                           3.89
 7/18/2002                                           3.82
 7/19/2002                                           3.76
 7/22/2002                                           3.65
 7/23/2002                                           3.59
 7/24/2002                                           3.60
 7/25/2002                                           3.51
 7/26/2002                                           3.46
 7/29/2002                                           3.68
 7/30/2002                                           3.71
 7/31/2002                                           3.53
  8/1/2002                                           3.46
  8/2/2002                                           3.27
  8/5/2002                                           3.21
  8/6/2002                                           3.36
  8/7/2002                                           3.24
  8/8/2002                                           3.35
  8/9/2002                                           3.28
 8/12/2002                                           3.24
 8/13/2002                                           3.15
 8/14/2002                                           3.19
 8/15/2002                                           3.28
 8/16/2002                                           3.41
 8/19/2002                                           3.40
 8/20/2002                                           3.25
 8/21/2002                                           3.28
 8/22/2002                                           3.37
 8/23/2002                                           3.31
 8/26/2002                                           3.29
 8/27/2002                                           3.37
 8/28/2002                                           3.31
 8/29/2002                                           3.24
 8/30/2002                                           3.22
  9/2/2002                                             ND
  9/3/2002                                           3.04
  9/4/2002                                           3.02
  9/5/2002                                           2.95
  9/6/2002                                           3.10
  9/9/2002                                           3.11
 9/10/2002                                           3.08
 9/11/2002                                           3.15
 9/12/2002                                           3.07
 9/13/2002                                           3.00
 9/16/2002                                           3.00
 9/17/2002                                           2.97
 9/18/2002                                           2.96
 9/19/2002                                           2.87
 9/20/2002                                           2.86
 9/23/2002                                           2.76
 9/24/2002                                           2.76
 9/25/2002                                           2.83
 9/26/2002                                           2.86
 9/27/2002                                           2.74
 9/30/2002                                           2.63
 10/1/2002                                           2.75
 10/2/2002                                           2.74
 10/3/2002                                           2.74
 10/4/2002                                           2.73
 10/7/2002                                           2.67
 10/8/2002                                           2.70
 10/9/2002                                           2.65
10/10/2002                                           2.68
10/11/2002                                           2.83
10/14/2002                                             ND
10/15/2002                                           3.11
10/16/2002                                           3.11
10/17/2002                                           3.20
10/18/2002                                           3.17
10/21/2002                                           3.28
10/22/2002                                           3.29
10/23/2002                                           3.26
10/24/2002                                           3.18
10/25/2002                                           3.10
10/28/2002                                           3.03
10/29/2002                                           2.89
10/30/2002                                           2.87
10/31/2002                                           2.81
 11/1/2002                                           2.92
 11/4/2002                                           3.00
 11/5/2002                                           3.00
 11/6/2002                                           3.01
 11/7/2002                                           2.86
 11/8/2002                                           2.87
11/11/2002                                             ND
11/12/2002                                           2.83
11/13/2002                                           2.82
11/14/2002                                           3.01
11/15/2002                                           3.05
11/18/2002                                           3.04
11/19/2002                                           3.02
11/20/2002                                           3.13
11/21/2002                                           3.20
11/22/2002                                           3.26
11/25/2002                                           3.26
11/26/2002                                           3.14
11/27/2002                                           3.34
11/28/2002                                             ND
11/29/2002                                           3.28
 12/2/2002                                           3.31
 12/3/2002                                           3.33
 12/4/2002                                           3.25
 12/5/2002                                           3.19
 12/6/2002                                           3.13
 12/9/2002                                           3.08
12/10/2002                                           3.07
12/11/2002                                           3.02
12/12/2002                                           3.03
12/13/2002                                           3.08
12/16/2002                                           3.14
12/17/2002                                           3.11
12/18/2002                                           3.03
12/19/2002                                           2.91
12/20/2002                                           2.93
12/23/2002                                           2.95
12/24/2002                                           2.92
12/25/2002                                             ND
12/26/2002                                           2.89
12/27/2002                                           2.79
12/30/2002                                           2.76
12/31/2002                                           2.78
  1/1/2003                                             ND
  1/2/2003                                           3.05
  1/3/2003                                           3.03
  1/6/2003                                           3.10
  1/7/2003                                           3.04
  1/8/2003                                           3.01
  1/9/2003                                           3.23
 1/10/2003                                           3.20
 1/13/2003                                           3.17
 1/14/2003                                           3.10
 1/15/2003                                           3.10
 1/16/2003                                           3.11
 1/17/2003                                           3.05
 1/20/2003                                             ND
 1/21/2003                                           3.00
 1/22/2003                                           2.94
 1/23/2003                                           2.97
 1/24/2003                                           2.93
 1/27/2003                                           2.97
 1/28/2003                                           2.99
 1/29/2003                                           3.07
 1/30/2003                                           3.02
 1/31/2003                                           3.02
  2/3/2003                                           3.05
  2/4/2003                                           2.99
  2/5/2003                                           3.07
  2/6/2003                                           3.02
  2/7/2003                                           2.97
 2/10/2003                                           3.03
 2/11/2003                                           3.00
 2/12/2003                                           2.92
 2/13/2003                                           2.85
 2/14/2003                                           2.91
 2/17/2003                                             ND
 2/18/2003                                           2.92
 2/19/2003                                           2.87
 2/20/2003                                           2.82
 2/21/2003                                           2.86
 2/24/2003                                           2.82
 2/25/2003                                           2.77
 2/26/2003                                           2.75
 2/27/2003                                           2.75
 2/28/2003                                           2.69
  3/3/2003                                           2.66
  3/4/2003                                           2.62
  3/5/2003                                           2.58
  3/6/2003                                           2.63
  3/7/2003                                           2.56
 3/10/2003                                           2.51
 3/11/2003                                           2.54
 3/12/2003                                           2.57
 3/13/2003                                           2.75
 3/14/2003                                           2.72
 3/17/2003                                           2.82
 3/18/2003                                           2.93
 3/19/2003                                           2.98
 3/20/2003                                           3.02
 3/21/2003                                           3.12
 3/24/2003                                           2.98
 3/25/2003                                           2.97
 3/26/2003                                           2.94
 3/27/2003                                           2.92
 3/28/2003                                           2.86
 3/31/2003                                           2.78
  4/1/2003                                           2.78
  4/2/2003                                           2.89
  4/3/2003                                           2.87
  4/4/2003                                           2.88
  4/7/2003                                           2.99
  4/8/2003                                           2.91
  4/9/2003                                           2.87
 4/10/2003                                           2.89
 4/11/2003                                           2.95
 4/14/2003                                           3.02
 4/15/2003                                           2.96
 4/16/2003                                           2.95
 4/17/2003                                           2.99
 4/18/2003                                             ND
 4/21/2003                                           3.03
 4/22/2003                                           3.01
 4/23/2003                                           3.02
 4/24/2003                                           2.92
 4/25/2003                                           2.88
 4/28/2003                                           2.90
 4/29/2003                                           2.94
 4/30/2003                                           2.85
  5/1/2003                                           2.82
  5/2/2003                                           2.90
  5/5/2003                                           2.87
  5/6/2003                                           2.76
  5/7/2003                                           2.64
  5/8/2003                                           2.62
  5/9/2003                                           2.61
 5/12/2003                                           2.58
 5/13/2003                                           2.58
 5/14/2003                                           2.47
 5/15/2003                                           2.52
 5/16/2003                                           2.43
 5/19/2003                                           2.41
 5/20/2003                                           2.34
 5/21/2003                                           2.37
 5/22/2003                                           2.32
 5/23/2003                                           2.33
 5/26/2003                                             ND
 5/27/2003                                           2.34
 5/28/2003                                           2.35
 5/29/2003                                           2.27
 5/30/2003                                           2.30
  6/2/2003                                           2.37
  6/3/2003                                           2.25
  6/4/2003                                           2.19
  6/5/2003                                           2.25
  6/6/2003                                           2.29
  6/9/2003                                           2.20
 6/10/2003                                           2.12
 6/11/2003                                           2.16
 6/12/2003                                           2.10
 6/13/2003                                           2.08
 6/16/2003                                           2.14
 6/17/2003                                           2.26
 6/18/2003                                           2.34
 6/19/2003                                           2.28
 6/20/2003                                           2.31
 6/23/2003                                           2.24
 6/24/2003                                           2.21
 6/25/2003                                           2.32
 6/26/2003                                           2.49
 6/27/2003                                           2.52
 6/30/2003                                           2.46
  7/1/2003                                           2.48
  7/2/2003                                           2.47
  7/3/2003                                           2.55
  7/4/2003                                             ND
  7/7/2003                                           2.63
  7/8/2003                                           2.65
  7/9/2003                                           2.63
 7/10/2003                                           2.59
 7/11/2003                                           2.52
 7/14/2003                                           2.60
 7/15/2003                                           2.81
 7/16/2003                                           2.87
 7/17/2003                                           2.88
 7/18/2003                                           2.93
 7/21/2003                                           3.10
 7/22/2003                                           3.07
 7/23/2003                                           3.04
 7/24/2003                                           3.08
 7/25/2003                                           3.10
 7/28/2003                                           3.21
 7/29/2003                                           3.33
 7/30/2003                                           3.27
 7/31/2003                                           3.38
  8/1/2003                                           3.37
  8/4/2003                                           3.24
  8/5/2003                                           3.37
  8/6/2003                                           3.25
  8/7/2003                                           3.19
  8/8/2003                                           3.17
 8/11/2003                                           3.26
 8/12/2003                                           3.23
 8/13/2003                                           3.43
 8/14/2003                                           3.42
 8/15/2003                                           3.42
 8/18/2003                                           3.37
 8/19/2003                                           3.27
 8/20/2003                                           3.35
 8/21/2003                                           3.51
 8/22/2003                                           3.47
 8/25/2003                                           3.52
 8/26/2003                                           3.50
 8/27/2003                                           3.55
 8/28/2003                                           3.42
 8/29/2003                                           3.46
  9/1/2003                                             ND
  9/2/2003                                           3.63
  9/3/2003                                           3.61
  9/4/2003                                           3.50
  9/5/2003                                           3.28
  9/8/2003                                           3.32
  9/9/2003                                           3.28
 9/10/2003                                           3.18
 9/11/2003                                           3.24
 9/12/2003                                           3.15
 9/15/2003                                           3.12
 9/16/2003                                           3.12
 9/17/2003                                           3.06
 9/18/2003                                           3.09
 9/19/2003                                           3.11
 9/22/2003                                           3.16
 9/23/2003                                           3.13
 9/24/2003                                           3.07
 9/25/2003                                           3.05
 9/26/2003                                           2.95
 9/29/2003                                           2.98
 9/30/2003                                           2.85
 10/1/2003                                           2.84
 10/2/2003                                           2.90
 10/3/2003                                           3.12
 10/6/2003                                           3.06
 10/7/2003                                           3.15
 10/8/2003                                           3.14
 10/9/2003                                           3.17
10/10/2003                                           3.15
10/13/2003                                             ND
10/14/2003                                           3.23
10/15/2003                                           3.30
10/16/2003                                           3.40
10/17/2003                                           3.33
10/20/2003                                           3.33
10/21/2003                                           3.31
10/22/2003                                           3.21
10/23/2003                                           3.24
10/24/2003                                           3.13
10/27/2003                                           3.21
10/28/2003                                           3.11
10/29/2003                                           3.20
10/30/2003                                           3.29
10/31/2003                                           3.27
 11/3/2003                                           3.34
 11/4/2003                                           3.28
 11/5/2003                                           3.35
 11/6/2003                                           3.43
 11/7/2003                                           3.47
11/10/2003                                           3.49
11/11/2003                                             ND
11/12/2003                                           3.45
11/13/2003                                           3.29
11/14/2003                                           3.19
11/17/2003                                           3.14
11/18/2003                                           3.14
11/19/2003                                           3.22
11/20/2003                                           3.14
11/21/2003                                           3.15
11/24/2003                                           3.24
11/25/2003                                           3.20
11/26/2003                                           3.27
11/27/2003                                             ND
11/28/2003                                           3.38
 12/1/2003                                           3.46
 12/2/2003                                           3.43
 12/3/2003                                           3.46
 12/4/2003                                           3.42
 12/5/2003                                           3.23
 12/8/2003                                           3.28
 12/9/2003                                           3.33
12/10/2003                                           3.28
12/11/2003                                           3.21
12/12/2003                                           3.23
12/15/2003                                           3.26
12/16/2003                                           3.21
12/17/2003                                           3.18
12/18/2003                                           3.17
12/19/2003                                           3.16
12/22/2003                                           3.19
12/23/2003                                           3.30
12/24/2003                                           3.20
12/25/2003                                             ND
12/26/2003                                           3.17
12/29/2003                                           3.23
12/30/2003                                           3.26
12/31/2003                                           3.25
  1/1/2004                                             ND
  1/2/2004                                           3.36
  1/5/2004                                           3.39
  1/6/2004                                           3.26
  1/7/2004                                           3.25
  1/8/2004                                           3.24
  1/9/2004                                           3.05
 1/12/2004                                           3.04
 1/13/2004                                           2.98
 1/14/2004                                           2.96
 1/15/2004                                           2.97
 1/16/2004                                           3.03
 1/19/2004                                             ND
 1/20/2004                                           3.05
 1/21/2004                                           3.02
 1/22/2004                                           2.96
 1/23/2004                                           3.06
 1/26/2004                                           3.13
 1/27/2004                                           3.07
 1/28/2004                                           3.22
 1/29/2004                                           3.22
 1/30/2004                                           3.17
  2/2/2004                                           3.18
  2/3/2004                                           3.12
  2/4/2004                                           3.15
  2/5/2004                                           3.21
  2/6/2004                                           3.12
  2/9/2004                                           3.08
 2/10/2004                                           3.13
 2/11/2004                                           3.03
 2/12/2004                                           3.07
 2/13/2004                                           3.01
 2/16/2004                                             ND
 2/17/2004                                           3.02
 2/18/2004                                           3.03
 2/19/2004                                           3.02
 2/20/2004                                           3.08
 2/23/2004                                           3.03
 2/24/2004                                           3.01
 2/25/2004                                           2.98
 2/26/2004                                           3.01
 2/27/2004                                           3.01
  3/1/2004                                           2.98
  3/2/2004                                           3.04
  3/3/2004                                           3.06
  3/4/2004                                           3.02
  3/5/2004                                           2.81
  3/8/2004                                           2.74
  3/9/2004                                           2.68
 3/10/2004                                           2.71
 3/11/2004                                           2.72
 3/12/2004                                           2.73
 3/15/2004                                           2.74
 3/16/2004                                           2.65
 3/17/2004                                           2.66
 3/18/2004                                           2.72
 3/19/2004                                           2.75
 3/22/2004                                           2.69
 3/23/2004                                           2.69
 3/24/2004                                           2.68
 3/25/2004                                           2.70
 3/26/2004                                           2.81
 3/29/2004                                           2.86
 3/30/2004                                           2.86
 3/31/2004                                           2.80
  4/1/2004                                           2.87
  4/2/2004                                           3.15
  4/5/2004                                           3.24
  4/6/2004                                           3.19
  4/7/2004                                           3.19
  4/8/2004                                           3.22
  4/9/2004                                             ND
 4/12/2004                                           3.26
 4/13/2004                                           3.37
 4/14/2004                                           3.44
 4/15/2004                                           3.45
 4/16/2004                                           3.39
 4/19/2004                                           3.42
 4/20/2004                                           3.45
 4/21/2004                                           3.52
 4/22/2004                                           3.46
 4/23/2004                                           3.58
 4/26/2004                                           3.57
 4/27/2004                                           3.52
 4/28/2004                                           3.60
 4/29/2004                                           3.66
 4/30/2004                                           3.63
  5/3/2004                                           3.63
  5/4/2004                                           3.66
  5/5/2004                                           3.71
  5/6/2004                                           3.72
  5/7/2004                                           3.96
 5/10/2004                                           3.95
 5/11/2004                                           3.94
 5/12/2004                                           3.96
 5/13/2004                                           4.01
 5/14/2004                                           3.92
 5/17/2004                                           3.83
 5/18/2004                                           3.87
 5/19/2004                                           3.93
 5/20/2004                                           3.86
 5/21/2004                                           3.91
 5/24/2004                                           3.90
 5/25/2004                                           3.89
 5/26/2004                                           3.81
 5/27/2004                                           3.74
 5/28/2004                                           3.81
 5/31/2004                                             ND
  6/1/2004                                           3.86
  6/2/2004                                           3.91
  6/3/2004                                           3.89
  6/4/2004                                           3.97
  6/7/2004                                           3.95
  6/8/2004                                           3.96
  6/9/2004                                           4.01
 6/10/2004                                           4.00
 6/11/2004                                             ND
 6/14/2004                                           4.10
 6/15/2004                                           3.90
 6/16/2004                                           3.96
 6/17/2004                                           3.93
 6/18/2004                                           3.94
 6/21/2004                                           3.91
 6/22/2004                                           3.92
 6/23/2004                                           3.90
 6/24/2004                                           3.85
 6/25/2004                                           3.85
 6/28/2004                                           3.97
 6/29/2004                                           3.92
 6/30/2004                                           3.81
  7/1/2004                                           3.74
  7/2/2004                                           3.62
  7/5/2004                                             ND
  7/6/2004                                           3.65
  7/7/2004                                           3.67
  7/8/2004                                           3.65
  7/9/2004                                           3.64
 7/12/2004                                           3.62
 7/13/2004                                           3.66
 7/14/2004                                           3.68
 7/15/2004                                           3.69
 7/16/2004                                           3.56
 7/19/2004                                           3.57
 7/20/2004                                           3.68
 7/21/2004                                           3.72
 7/22/2004                                           3.71
 7/23/2004                                           3.69
 7/26/2004                                           3.73
 7/27/2004                                           3.85
 7/28/2004                                           3.82
 7/29/2004                                           3.80
 7/30/2004                                           3.71
  8/2/2004                                           3.68
  8/3/2004                                           3.67
  8/4/2004                                           3.66
  8/5/2004                                           3.64
  8/6/2004                                           3.40
  8/9/2004                                           3.45
 8/10/2004                                           3.52
 8/11/2004                                           3.51
 8/12/2004                                           3.47
 8/13/2004                                           3.42
 8/16/2004                                           3.45
 8/17/2004                                           3.39
 8/18/2004                                           3.41
 8/19/2004                                           3.39
 8/20/2004                                           3.42
 8/23/2004                                           3.46
 8/24/2004                                           3.46
 8/25/2004                                           3.46
 8/26/2004                                           3.42
 8/27/2004                                           3.43
 8/30/2004                                           3.40
 8/31/2004                                           3.33
  9/1/2004                                           3.32
  9/2/2004                                           3.40
  9/3/2004                                           3.52
  9/6/2004                                             ND
  9/7/2004                                           3.48
  9/8/2004                                           3.40
  9/9/2004                                           3.41
 9/10/2004                                           3.40
 9/13/2004                                           3.38
 9/14/2004                                           3.35
 9/15/2004                                           3.39
 9/16/2004                                           3.29
 9/17/2004                                           3.35
 9/20/2004                                           3.28
 9/21/2004                                           3.28
 9/22/2004                                           3.26
 9/23/2004                                           3.30
 9/24/2004                                           3.33
 9/27/2004                                           3.29
 9/28/2004                                           3.28
 9/29/2004                                           3.37
 9/30/2004                                           3.38
 10/1/2004                                           3.44
 10/4/2004                                           3.44
 10/5/2004                                           3.44
 10/6/2004                                           3.51
 10/7/2004                                           3.53
 10/8/2004                                           3.39
10/11/2004                                             ND
10/12/2004                                           3.35
10/13/2004                                           3.32
10/14/2004                                           3.26
10/15/2004                                           3.31
10/18/2004                                           3.31
10/19/2004                                           3.32
10/20/2004                                           3.26
10/21/2004                                           3.29
10/22/2004                                           3.26
10/25/2004                                           3.25
10/26/2004                                           3.26
10/27/2004                                           3.37
10/28/2004                                           3.34
10/29/2004                                           3.30
 11/1/2004                                           3.36
 11/2/2004                                           3.34
 11/3/2004                                           3.35
 11/4/2004                                           3.37
 11/5/2004                                           3.51
 11/8/2004                                           3.51
 11/9/2004                                           3.53
11/10/2004                                           3.56
11/11/2004                                             ND
11/12/2004                                           3.53
11/15/2004                                           3.53
11/16/2004                                           3.56
11/17/2004                                           3.47
11/18/2004                                           3.48
11/19/2004                                           3.57
11/22/2004                                           3.56
11/23/2004                                           3.58
11/24/2004                                           3.61
11/25/2004                                             ND
11/26/2004                                           3.64
11/29/2004                                           3.72
11/30/2004                                           3.72
 12/1/2004                                           3.72
 12/2/2004                                           3.75
 12/3/2004                                           3.61
 12/6/2004                                           3.59
 12/7/2004                                           3.60
 12/8/2004                                           3.53
 12/9/2004                                           3.54
12/10/2004                                           3.52
12/13/2004                                           3.54
12/14/2004                                           3.53
12/15/2004                                           3.48
12/16/2004                                           3.58
12/17/2004                                           3.59
12/20/2004                                           3.59
12/21/2004                                           3.57
12/22/2004                                           3.57
12/23/2004                                           3.58
12/24/2004                                             ND
12/27/2004                                           3.65
12/28/2004                                           3.66
12/29/2004                                           3.69
12/30/2004                                           3.64
12/31/2004                                           3.63
  1/3/2005                                           3.64
  1/4/2005                                           3.72
  1/5/2005                                           3.73
  1/6/2005                                           3.71
  1/7/2005                                           3.73
 1/10/2005                                           3.75
 1/11/2005                                           3.73
 1/12/2005                                           3.72
 1/13/2005                                           3.68
 1/14/2005                                           3.71
 1/17/2005                                             ND
 1/18/2005                                           3.72
 1/19/2005                                           3.73
 1/20/2005                                           3.68
 1/21/2005                                           3.65
 1/24/2005                                           3.65
 1/25/2005                                           3.71
 1/26/2005                                           3.73
 1/27/2005                                           3.75
 1/28/2005                                           3.69
 1/31/2005                                           3.71
  2/1/2005                                           3.71
  2/2/2005                                           3.73
  2/3/2005                                           3.76
  2/4/2005                                           3.68
  2/7/2005                                           3.67
  2/8/2005                                           3.68
  2/9/2005                                           3.58
 2/10/2005                                           3.65
 2/11/2005                                           3.70
 2/14/2005                                           3.70
 2/15/2005                                           3.71
 2/16/2005                                           3.78
 2/17/2005                                           3.78
 2/18/2005                                           3.86
 2/21/2005                                             ND
 2/22/2005                                           3.88
 2/23/2005                                           3.87
 2/24/2005                                           3.91
 2/25/2005                                           3.91
 2/28/2005                                           4.00
  3/1/2005                                           4.02
  3/2/2005                                           4.00
  3/3/2005                                           4.02
  3/4/2005                                           3.97
  3/7/2005                                           3.99
  3/8/2005                                           4.05
  3/9/2005                                           4.16
 3/10/2005                                           4.13
 3/11/2005                                           4.22
 3/14/2005                                           4.20
 3/15/2005                                           4.22
 3/16/2005                                           4.18
 3/17/2005                                           4.14
 3/18/2005                                           4.18
 3/21/2005                                           4.18
 3/22/2005                                           4.31
 3/23/2005                                           4.30
 3/24/2005                                           4.30
 3/25/2005                                             ND
 3/28/2005                                           4.33
 3/29/2005                                           4.30
 3/30/2005                                           4.26
 3/31/2005                                           4.18
  4/1/2005                                           4.13
  4/4/2005                                           4.13
  4/5/2005                                           4.15
  4/6/2005                                           4.09
  4/7/2005                                           4.13
  4/8/2005                                           4.17
 4/11/2005                                           4.13
 4/12/2005                                           4.05
 4/13/2005                                           4.03
 4/14/2005                                           3.99
 4/15/2005                                           3.90
 4/18/2005                                           3.90
 4/19/2005                                           3.85
 4/20/2005                                           3.86
 4/21/2005                                           3.97
 4/22/2005                                           3.92
 4/25/2005                                           3.94
 4/26/2005                                           3.96
 4/27/2005                                           3.92
 4/28/2005                                           3.85
 4/29/2005                                           3.90
  5/2/2005                                           3.88
  5/3/2005                                           3.90
  5/4/2005                                           3.87
  5/5/2005                                           3.82
  5/6/2005                                           3.95
  5/9/2005                                           3.99
 5/10/2005                                           3.93
 5/11/2005                                           3.91
 5/12/2005                                           3.87
 5/13/2005                                           3.83
 5/16/2005                                           3.83
 5/17/2005                                           3.82
 5/18/2005                                           3.77
 5/19/2005                                           3.84
 5/20/2005                                           3.88
 5/23/2005                                           3.83
 5/24/2005                                           3.78
 5/25/2005                                           3.81
 5/26/2005                                           3.82
 5/27/2005                                           3.82
 5/30/2005                                             ND
 5/31/2005                                           3.76
  6/1/2005                                           3.63
  6/2/2005                                           3.65
  6/3/2005                                           3.73
  6/6/2005                                           3.73
  6/7/2005                                           3.70
  6/8/2005                                           3.73
  6/9/2005                                           3.76
 6/10/2005                                           3.84
 6/13/2005                                           3.87
 6/14/2005                                           3.89
 6/15/2005                                           3.90
 6/16/2005                                           3.87
 6/17/2005                                           3.88
 6/20/2005                                           3.88
 6/21/2005                                           3.84
 6/22/2005                                           3.72
 6/23/2005                                           3.74
 6/24/2005                                           3.69
 6/27/2005                                           3.69
 6/28/2005                                           3.76
 6/29/2005                                           3.77
 6/30/2005                                           3.72
  7/1/2005                                           3.84
  7/4/2005                                             ND
  7/5/2005                                           3.90
  7/6/2005                                           3.86
  7/7/2005                                           3.83
  7/8/2005                                           3.89
 7/11/2005                                           3.91
 7/12/2005                                           3.94
 7/13/2005                                           3.96
 7/14/2005                                           3.98
 7/15/2005                                           3.98
 7/18/2005                                           4.01
 7/19/2005                                           3.99
 7/20/2005                                           3.99
 7/21/2005                                           4.09
 7/22/2005                                           4.04
 7/25/2005                                           4.06
 7/26/2005                                           4.06
 7/27/2005                                           4.09
 7/28/2005                                           4.04
 7/29/2005                                           4.12
  8/1/2005                                           4.16
  8/2/2005                                           4.17
  8/3/2005                                           4.13
  8/4/2005                                           4.15
  8/5/2005                                           4.24
  8/8/2005                                           4.28
  8/9/2005                                           4.25
 8/10/2005                                           4.24
 8/11/2005                                           4.18
 8/12/2005                                           4.11
 8/15/2005                                           4.15
 8/16/2005                                           4.10
 8/17/2005                                           4.15
 8/18/2005                                           4.08
 8/19/2005                                           4.08
 8/22/2005                                           4.08
 8/23/2005                                           4.07
 8/24/2005                                           4.06
 8/25/2005                                           4.06
 8/26/2005                                           4.09
 8/29/2005                                           4.08
 8/30/2005                                           4.03
 8/31/2005                                           3.87
  9/1/2005                                           3.85
  9/2/2005                                           3.85
  9/5/2005                                             ND
  9/6/2005                                           3.89
  9/7/2005                                           3.93
  9/8/2005                                           3.94
  9/9/2005                                           3.94
 9/12/2005                                           3.98
 9/13/2005                                           3.93
 9/14/2005                                           3.96
 9/15/2005                                           3.99
 9/16/2005                                           4.05
 9/19/2005                                           4.02
 9/20/2005                                           4.06
 9/21/2005                                           4.01
 9/22/2005                                           3.99
 9/23/2005                                           4.07
 9/26/2005                                           4.11
 9/27/2005                                           4.13
 9/28/2005                                           4.11
 9/29/2005                                           4.14
 9/30/2005                                           4.18
 10/3/2005                                           4.25
 10/4/2005                                           4.24
 10/5/2005                                           4.23
 10/6/2005                                           4.23
 10/7/2005                                           4.23
10/10/2005                                             ND
10/11/2005                                           4.27
10/12/2005                                           4.32
10/13/2005                                           4.32
10/14/2005                                           4.34
10/17/2005                                           4.36
10/18/2005                                           4.34
10/19/2005                                           4.32
10/20/2005                                           4.33
10/21/2005                                           4.26
10/24/2005                                           4.32
10/25/2005                                           4.41
10/26/2005                                           4.46
10/27/2005                                           4.43
10/28/2005                                           4.46
10/31/2005                                           4.45
 11/1/2005                                           4.47
 11/2/2005                                           4.50
 11/3/2005                                           4.55
 11/4/2005                                           4.56
 11/7/2005                                           4.55
 11/8/2005                                           4.49
 11/9/2005                                           4.55
11/10/2005                                           4.49
11/11/2005                                             ND
11/14/2005                                           4.54
11/15/2005                                           4.51
11/16/2005                                           4.43
11/17/2005                                           4.39
11/18/2005                                           4.43
11/21/2005                                           4.39
11/22/2005                                           4.34
11/23/2005                                           4.38
11/24/2005                                             ND
11/25/2005                                           4.34
11/28/2005                                           4.32
11/29/2005                                           4.40
11/30/2005                                           4.42
 12/1/2005                                           4.45
 12/2/2005                                           4.45
 12/5/2005                                           4.50
 12/6/2005                                           4.42
 12/7/2005                                           4.43
 12/8/2005                                           4.36
 12/9/2005                                           4.44
12/12/2005                                           4.46
12/13/2005                                           4.44
12/14/2005                                           4.36
12/15/2005                                           4.38
12/16/2005                                           4.36
12/19/2005                                           4.37
12/20/2005                                           4.40
12/21/2005                                           4.42
12/22/2005                                           4.38
12/23/2005                                           4.32
12/26/2005                                             ND
12/27/2005                                           4.30
12/28/2005                                           4.32
12/29/2005                                           4.33
12/30/2005                                           4.35
  1/2/2006                                             ND
  1/3/2006                                           4.30
  1/4/2006                                           4.28
  1/5/2006                                           4.29
  1/6/2006                                           4.32
  1/9/2006                                           4.32
 1/10/2006                                           4.36
 1/11/2006                                           4.39
 1/12/2006                                           4.35
 1/13/2006                                           4.28
 1/16/2006                                             ND
 1/17/2006                                           4.27
 1/18/2006                                           4.28
 1/19/2006                                           4.31
 1/20/2006                                           4.31
 1/23/2006                                           4.30
 1/24/2006                                           4.32
 1/25/2006                                           4.41
 1/26/2006                                           4.44
 1/27/2006                                           4.45
 1/30/2006                                           4.46
 1/31/2006                                           4.47
  2/1/2006                                           4.51
  2/2/2006                                           4.51
  2/3/2006                                           4.50
  2/6/2006                                           4.51
  2/7/2006                                           4.52
  2/8/2006                                           4.55
  2/9/2006                                           4.55
 2/10/2006                                           4.59
 2/13/2006                                           4.58
 2/14/2006                                           4.61
 2/15/2006                                           4.60
 2/16/2006                                           4.59
 2/17/2006                                           4.55
 2/20/2006                                             ND
 2/21/2006                                           4.59
 2/22/2006                                           4.57
 2/23/2006                                           4.63
 2/24/2006                                           4.64
 2/27/2006                                           4.66
 2/28/2006                                           4.61
  3/1/2006                                           4.63
  3/2/2006                                           4.68
  3/3/2006                                           4.71
  3/6/2006                                           4.76
  3/7/2006                                           4.76
  3/8/2006                                           4.75
  3/9/2006                                           4.75
 3/10/2006                                           4.77
 3/13/2006                                           4.78
 3/14/2006                                           4.68
 3/15/2006                                           4.69
 3/16/2006                                           4.60
 3/17/2006                                           4.62
 3/20/2006                                           4.61
 3/21/2006                                           4.68
 3/22/2006                                           4.69
 3/23/2006                                           4.73
 3/24/2006                                           4.66
 3/27/2006                                           4.69
 3/28/2006                                           4.79
 3/29/2006                                           4.79
 3/30/2006                                           4.83
 3/31/2006                                           4.82
  4/3/2006                                           4.85
  4/4/2006                                           4.82
  4/5/2006                                           4.79
  4/6/2006                                           4.84
  4/7/2006                                           4.89
 4/10/2006                                           4.89
 4/11/2006                                           4.86
 4/12/2006                                           4.91
 4/13/2006                                           4.97
 4/14/2006                                             ND
 4/17/2006                                           4.93
 4/18/2006                                           4.87
 4/19/2006                                           4.91
 4/20/2006                                           4.92
 4/21/2006                                           4.92
 4/24/2006                                           4.90
 4/25/2006                                           4.98
 4/26/2006                                           5.02
 4/27/2006                                           4.95
 4/28/2006                                           4.92
  5/1/2006                                           4.99
  5/2/2006                                           4.98
  5/3/2006                                           5.01
  5/4/2006                                           5.03
  5/5/2006                                           4.99
  5/8/2006                                           5.01
  5/9/2006                                           5.01
 5/10/2006                                           5.03
 5/11/2006                                           5.04
 5/12/2006                                           5.08
 5/15/2006                                           5.04
 5/16/2006                                           4.99
 5/17/2006                                           5.03
 5/18/2006                                           4.96
 5/19/2006                                           4.96
 5/22/2006                                           4.94
 5/23/2006                                           4.98
 5/24/2006                                           4.93
 5/25/2006                                           4.97
 5/26/2006                                           4.95
 5/29/2006                                             ND
 5/30/2006                                           4.99
 5/31/2006                                           5.04
  6/1/2006                                           5.03
  6/2/2006                                           4.90
  6/5/2006                                           4.95
  6/6/2006                                           4.95
  6/7/2006                                           4.97
  6/8/2006                                           4.95
  6/9/2006                                           4.95
 6/12/2006                                           4.95
 6/13/2006                                           4.93
 6/14/2006                                           5.03
 6/15/2006                                           5.08
 6/16/2006                                           5.10
 6/19/2006                                           5.12
 6/20/2006                                           5.13
 6/21/2006                                           5.14
 6/22/2006                                           5.18
 6/23/2006                                           5.21
 6/26/2006                                           5.22
 6/27/2006                                           5.19
 6/28/2006                                           5.23
 6/29/2006                                           5.17
 6/30/2006                                           5.10
  7/3/2006                                           5.11
  7/4/2006                                             ND
  7/5/2006                                           5.19
  7/6/2006                                           5.15
  7/7/2006                                           5.10
 7/10/2006                                           5.10
 7/11/2006                                           5.07
 7/12/2006                                           5.08
 7/13/2006                                           5.04
 7/14/2006                                           5.02
 7/17/2006                                           5.04
 7/18/2006                                           5.10
 7/19/2006                                           5.02
 7/20/2006                                           4.98
 7/21/2006                                           4.99
 7/24/2006                                           4.99
 7/25/2006                                           5.02
 7/26/2006                                           4.99
 7/27/2006                                           4.98
 7/28/2006                                           4.92
 7/31/2006                                           4.91
  8/1/2006                                           4.90
  8/2/2006                                           4.88
  8/3/2006                                           4.90
  8/4/2006                                           4.84
  8/7/2006                                           4.86
  8/8/2006                                           4.85
  8/9/2006                                           4.86
 8/10/2006                                           4.86
 8/11/2006                                           4.91
 8/14/2006                                           4.95
 8/15/2006                                           4.88
 8/16/2006                                           4.81
 8/17/2006                                           4.82
 8/18/2006                                           4.78
 8/21/2006                                           4.77
 8/22/2006                                           4.77
 8/23/2006                                           4.77
 8/24/2006                                           4.78
 8/25/2006                                           4.76
 8/28/2006                                           4.77
 8/29/2006                                           4.77
 8/30/2006                                           4.72
 8/31/2006                                           4.70
  9/1/2006                                           4.68
  9/4/2006                                             ND
  9/5/2006                                           4.73
  9/6/2006                                           4.75
  9/7/2006                                           4.74
  9/8/2006                                           4.71
 9/11/2006                                           4.74
 9/12/2006                                           4.71
 9/13/2006                                           4.70
 9/14/2006                                           4.74
 9/15/2006                                           4.76
 9/18/2006                                           4.77
 9/19/2006                                           4.69
 9/20/2006                                           4.70
 9/21/2006                                           4.60
 9/22/2006                                           4.55
 9/25/2006                                           4.51
 9/26/2006                                           4.55
 9/27/2006                                           4.56
 9/28/2006                                           4.57
 9/29/2006                                           4.59
 10/2/2006                                           4.56
 10/3/2006                                           4.56
 10/4/2006                                           4.50
 10/5/2006                                           4.55
 10/6/2006                                           4.64
 10/9/2006                                             ND
10/10/2006                                           4.71
10/11/2006                                           4.75
10/12/2006                                           4.74
10/13/2006                                           4.77
10/16/2006                                           4.76
10/17/2006                                           4.73
10/18/2006                                           4.74
10/19/2006                                           4.75
10/20/2006                                           4.76
10/23/2006                                           4.80
10/24/2006                                           4.81
10/25/2006                                           4.75
10/26/2006                                           4.69
10/27/2006                                           4.64
10/30/2006                                           4.64
10/31/2006                                           4.57
 11/1/2006                                           4.52
 11/2/2006                                           4.55
 11/3/2006                                           4.70
 11/6/2006                                           4.69
 11/7/2006                                           4.63
 11/8/2006                                           4.61
 11/9/2006                                           4.60
11/10/2006                                           4.57
11/13/2006                                           4.60
11/14/2006                                           4.57
11/15/2006                                           4.62
11/16/2006                                           4.67
11/17/2006                                           4.60
11/20/2006                                           4.60
11/21/2006                                           4.58
11/22/2006                                           4.57
11/23/2006                                             ND
11/24/2006                                           4.55
11/27/2006                                           4.54
11/28/2006                                           4.50
11/29/2006                                           4.51
11/30/2006                                           4.45
 12/1/2006                                           4.39
 12/4/2006                                           4.39
 12/5/2006                                           4.39
 12/6/2006                                           4.44
 12/7/2006                                           4.45
 12/8/2006                                           4.53
12/11/2006                                           4.50
12/12/2006                                           4.45
12/13/2006                                           4.54
12/14/2006                                           4.58
12/15/2006                                           4.57
12/18/2006                                           4.57
12/19/2006                                           4.57
12/20/2006                                           4.57
12/21/2006                                           4.52
12/22/2006                                           4.59
12/25/2006                                             ND
12/26/2006                                           4.58
12/27/2006                                           4.64
12/28/2006                                           4.69
12/29/2006                                           4.70
  1/1/2007                                             ND
  1/2/2007                                           4.68
  1/3/2007                                           4.66
  1/4/2007                                           4.61
  1/5/2007                                           4.65
  1/8/2007                                           4.66
  1/9/2007                                           4.65
 1/10/2007                                           4.68
 1/11/2007                                           4.73
 1/12/2007                                           4.76
 1/15/2007                                             ND
 1/16/2007                                           4.74
 1/17/2007                                           4.78
 1/18/2007                                           4.75
 1/19/2007                                           4.78
 1/22/2007                                           4.77
 1/23/2007                                           4.81
 1/24/2007                                           4.81
 1/25/2007                                           4.85
 1/26/2007                                           4.87
 1/29/2007                                           4.89
 1/30/2007                                           4.86
 1/31/2007                                           4.82
  2/1/2007                                           4.84
  2/2/2007                                           4.82
  2/5/2007                                           4.80
  2/6/2007                                           4.76
  2/7/2007                                           4.74
  2/8/2007                                           4.73
  2/9/2007                                           4.78
 2/12/2007                                           4.80
 2/13/2007                                           4.81
 2/14/2007                                           4.72
 2/15/2007                                           4.68
 2/16/2007                                           4.68
 2/19/2007                                             ND
 2/20/2007                                           4.67
 2/21/2007                                           4.68
 2/22/2007                                           4.72
 2/23/2007                                           4.67
 2/26/2007                                           4.62
 2/27/2007                                           4.46
 2/28/2007                                           4.52
  3/1/2007                                           4.50
  3/2/2007                                           4.46
  3/5/2007                                           4.45
  3/6/2007                                           4.48
  3/7/2007                                           4.45
  3/8/2007                                           4.45
  3/9/2007                                           4.55
 3/12/2007                                           4.50
 3/13/2007                                           4.41
 3/14/2007                                           4.44
 3/15/2007                                           4.46
 3/16/2007                                           4.47
 3/19/2007                                           4.50
 3/20/2007                                           4.47
 3/21/2007                                           4.43
 3/22/2007                                           4.49
 3/23/2007                                           4.52
 3/26/2007                                           4.48
 3/27/2007                                           4.50
 3/28/2007                                           4.50
 3/29/2007                                           4.53
 3/30/2007                                           4.54
  4/2/2007                                           4.54
  4/3/2007                                           4.56
  4/4/2007                                           4.55
  4/5/2007                                           4.57
  4/6/2007                                           4.67
  4/9/2007                                           4.66
 4/10/2007                                           4.63
 4/11/2007                                           4.66
 4/12/2007                                           4.66
 4/13/2007                                           4.68
 4/16/2007                                           4.67
 4/17/2007                                           4.61
 4/18/2007                                           4.56
 4/19/2007                                           4.57
 4/20/2007                                           4.57
 4/23/2007                                           4.55
 4/24/2007                                           4.51
 4/25/2007                                           4.55
 4/26/2007                                           4.59
 4/27/2007                                           4.59
 4/30/2007                                           4.51
  5/1/2007                                           4.54
  5/2/2007                                           4.55
  5/3/2007                                           4.59
  5/4/2007                                           4.55
  5/7/2007                                           4.55
  5/8/2007                                           4.54
  5/9/2007                                           4.58
 5/10/2007                                           4.56
 5/11/2007                                           4.58
 5/14/2007                                           4.61
 5/15/2007                                           4.63
 5/16/2007                                           4.62
 5/17/2007                                           4.68
 5/18/2007                                           4.74
 5/21/2007                                           4.71
 5/22/2007                                           4.76
 5/23/2007                                           4.79
 5/24/2007                                           4.79
 5/25/2007                                           4.80
 5/28/2007                                             ND
 5/29/2007                                           4.82
 5/30/2007                                           4.83
 5/31/2007                                           4.86
  6/1/2007                                           4.92
  6/4/2007                                           4.91
  6/5/2007                                           4.96
  6/6/2007                                           4.94
  6/7/2007                                           5.05
  6/8/2007                                           5.06
 6/11/2007                                           5.07
 6/12/2007                                           5.18
 6/13/2007                                           5.13
 6/14/2007                                           5.16
 6/15/2007                                           5.10
 6/18/2007                                           5.07
 6/19/2007                                           5.00
 6/20/2007                                           5.05
 6/21/2007                                           5.06
 6/22/2007                                           5.02
 6/25/2007                                           4.97
 6/26/2007                                           4.99
 6/27/2007                                           4.97
 6/28/2007                                           5.02
 6/29/2007                                           4.92
  7/2/2007                                           4.90
  7/3/2007                                           4.95
  7/4/2007                                             ND
  7/5/2007                                           5.05
  7/6/2007                                           5.10
  7/9/2007                                           5.07
 7/10/2007                                           4.93
 7/11/2007                                           4.98
 7/12/2007                                           5.03
 7/13/2007                                           5.01
 7/16/2007                                           4.95
 7/17/2007                                           4.98
 7/18/2007                                           4.91
 7/19/2007                                           4.94
 7/20/2007                                           4.85
 7/23/2007                                           4.86
 7/24/2007                                           4.82
 7/25/2007                                           4.80
 7/26/2007                                           4.61
 7/27/2007                                           4.60
 7/30/2007                                           4.64
 7/31/2007                                           4.60
  8/1/2007                                           4.60
  8/2/2007                                           4.62
  8/3/2007                                           4.52
  8/6/2007                                           4.52
  8/7/2007                                           4.60
  8/8/2007                                           4.69
  8/9/2007                                           4.58
 8/10/2007                                           4.59
 8/13/2007                                           4.57
 8/14/2007                                           4.51
 8/15/2007                                           4.41
 8/16/2007                                           4.26
 8/17/2007                                           4.35
 8/20/2007                                           4.32
 8/21/2007                                           4.27
 8/22/2007                                           4.34
 8/23/2007                                           4.36
 8/24/2007                                           4.42
 8/27/2007                                           4.39
 8/28/2007                                           4.25
 8/29/2007                                           4.31
 8/30/2007                                           4.21
 8/31/2007                                           4.25
  9/3/2007                                             ND
  9/4/2007                                           4.26
  9/5/2007                                           4.16
  9/6/2007                                           4.20
  9/7/2007                                           4.03
 9/10/2007                                           4.00
 9/11/2007                                           4.07
 9/12/2007                                           4.11
 9/13/2007                                           4.22
 9/14/2007                                           4.18
 9/17/2007                                           4.21
 9/18/2007                                           4.19
 9/19/2007                                           4.20
 9/20/2007                                           4.35
 9/21/2007                                           4.31
 9/24/2007                                           4.31
 9/25/2007                                           4.26
 9/26/2007                                           4.27
 9/27/2007                                           4.22
 9/28/2007                                           4.23
 10/1/2007                                           4.24
 10/2/2007                                           4.20
 10/3/2007                                           4.24
 10/4/2007                                           4.22
 10/5/2007                                           4.33
 10/8/2007                                             ND
 10/9/2007                                           4.38
10/10/2007                                           4.37
10/11/2007                                           4.36
10/12/2007                                           4.42
10/15/2007                                           4.40
10/16/2007                                           4.34
10/17/2007                                           4.22
10/18/2007                                           4.17
10/19/2007                                           4.03
10/22/2007                                           4.08
10/23/2007                                           4.06
10/24/2007                                           3.99
10/25/2007                                           4.01
10/26/2007                                           4.04
10/29/2007                                           4.04
10/30/2007                                           4.06
10/31/2007                                           4.16
 11/1/2007                                           4.02
 11/2/2007                                           3.93
 11/5/2007                                           3.96
 11/6/2007                                           3.99
 11/7/2007                                           3.92
 11/8/2007                                           3.81
 11/9/2007                                           3.77
11/12/2007                                             ND
11/13/2007                                           3.84
11/14/2007                                           3.86
11/15/2007                                           3.71
11/16/2007                                           3.68
11/19/2007                                           3.57
11/20/2007                                           3.52
11/21/2007                                           3.40
11/22/2007                                             ND
11/23/2007                                           3.42
11/26/2007                                           3.23
11/27/2007                                           3.38
11/28/2007                                           3.50
11/29/2007                                           3.42
11/30/2007                                           3.41
 12/3/2007                                           3.28
 12/4/2007                                           3.28
 12/5/2007                                           3.28
 12/6/2007                                           3.39
 12/7/2007                                           3.51
12/10/2007                                           3.54
12/11/2007                                           3.32
12/12/2007                                           3.41
12/13/2007                                           3.54
12/14/2007                                           3.63
12/17/2007                                           3.57
12/18/2007                                           3.53
12/19/2007                                           3.46
12/20/2007                                           3.45
12/21/2007                                           3.58
12/24/2007                                           3.65
12/25/2007                                             ND
12/26/2007                                           3.72
12/27/2007                                           3.64
12/28/2007                                           3.52
12/31/2007                                           3.45
  1/1/2008                                             ND
  1/2/2008                                           3.28
  1/3/2008                                           3.26
  1/4/2008                                           3.18
  1/7/2008                                           3.16
  1/8/2008                                           3.16
  1/9/2008                                           3.10
 1/10/2008                                           3.16
 1/11/2008                                           3.06
 1/14/2008                                           3.08
 1/15/2008                                           3.00
 1/16/2008                                           3.00
 1/17/2008                                           2.90
 1/18/2008                                           2.86
 1/21/2008                                             ND
 1/22/2008                                           2.64
 1/23/2008                                           2.64
 1/24/2008                                           2.85
 1/25/2008                                           2.81
 1/28/2008                                           2.80
 1/29/2008                                           2.87
 1/30/2008                                           2.96
 1/31/2008                                           2.82
  2/1/2008                                           2.75
  2/4/2008                                           2.78
  2/5/2008                                           2.66
  2/6/2008                                           2.67
  2/7/2008                                           2.79
  2/8/2008                                           2.69
 2/11/2008                                           2.67
 2/12/2008                                           2.71
 2/13/2008                                           2.71
 2/14/2008                                           2.81
 2/15/2008                                           2.76
 2/18/2008                                             ND
 2/19/2008                                           2.93
 2/20/2008                                           3.02
 2/21/2008                                           2.80
 2/22/2008                                           2.81
 2/25/2008                                           2.98
 2/26/2008                                           2.92
 2/27/2008                                           2.89
 2/28/2008                                           2.73
 2/29/2008                                           2.50
  3/3/2008                                           2.48
  3/4/2008                                           2.53
  3/5/2008                                           2.59
  3/6/2008                                           2.50
  3/7/2008                                           2.45
 3/10/2008                                           2.37
 3/11/2008                                           2.61
 3/12/2008                                           2.49
 3/13/2008                                           2.53
 3/14/2008                                           2.37
 3/17/2008                                           2.23
 3/18/2008                                           2.42
 3/19/2008                                           2.36
 3/20/2008                                           2.36
 3/21/2008                                             ND
 3/24/2008                                           2.64
 3/25/2008                                           2.61
 3/26/2008                                           2.55
 3/27/2008                                           2.61
 3/28/2008                                           2.51
 3/31/2008                                           2.46
  4/1/2008                                           2.65
  4/2/2008                                           2.72
  4/3/2008                                           2.75
  4/4/2008                                           2.63
  4/7/2008                                           2.75
  4/8/2008                                           2.72
  4/9/2008                                           2.59
 4/10/2008                                           2.66
 4/11/2008                                           2.57
 4/14/2008                                           2.60
 4/15/2008                                           2.68
 4/16/2008                                           2.82
 4/17/2008                                           2.90
 4/18/2008                                           2.95
 4/21/2008                                           2.95
 4/22/2008                                           2.96
 4/23/2008                                           2.98
 4/24/2008                                           3.15
 4/25/2008                                           3.20
 4/28/2008                                           3.14
 4/29/2008                                           3.11
 4/30/2008                                           3.03
  5/1/2008                                           3.06
  5/2/2008                                           3.18
  5/5/2008                                           3.14
  5/6/2008                                           3.15
  5/7/2008                                           3.09
  5/8/2008                                           2.99
  5/9/2008                                           2.98
 5/12/2008                                           3.00
 5/13/2008                                           3.17
 5/14/2008                                           3.22
 5/15/2008                                           3.10
 5/16/2008                                           3.12
 5/19/2008                                           3.09
 5/20/2008                                           3.02
 5/21/2008                                           3.09
 5/22/2008                                           3.24
 5/23/2008                                           3.15
 5/26/2008                                             ND
 5/27/2008                                           3.25
 5/28/2008                                           3.36
 5/29/2008                                           3.41
 5/30/2008                                           3.41
  6/2/2008                                           3.28
  6/3/2008                                           3.21
  6/4/2008                                           3.26
  6/5/2008                                           3.34
  6/6/2008                                           3.20
  6/9/2008                                           3.41
 6/10/2008                                           3.54
 6/11/2008                                           3.49
 6/12/2008                                           3.68
 6/13/2008                                           3.73
 6/16/2008                                           3.73
 6/17/2008                                           3.66
 6/18/2008                                           3.57
 6/19/2008                                           3.67
 6/20/2008                                           3.57
 6/23/2008                                           3.65
 6/24/2008                                           3.52
 6/25/2008                                           3.54
 6/26/2008                                           3.44
 6/27/2008                                           3.36
 6/30/2008                                           3.34
  7/1/2008                                           3.33
  7/2/2008                                           3.31
  7/3/2008                                           3.28
  7/4/2008                                             ND
  7/7/2008                                           3.23
  7/8/2008                                           3.19
  7/9/2008                                           3.11
 7/10/2008                                           3.10
 7/11/2008                                           3.27
 7/14/2008                                           3.20
 7/15/2008                                           3.12
 7/16/2008                                           3.20
 7/17/2008                                           3.35
 7/18/2008                                           3.42
 7/21/2008                                           3.41
 7/22/2008                                           3.48
 7/23/2008                                           3.51
 7/24/2008                                           3.37
 7/25/2008                                           3.45
 7/28/2008                                           3.34
 7/29/2008                                           3.39
 7/30/2008                                           3.36
 7/31/2008                                           3.25
  8/1/2008                                           3.23
  8/4/2008                                           3.23
  8/5/2008                                           3.28
  8/6/2008                                           3.30
  8/7/2008                                           3.16
  8/8/2008                                           3.21
 8/11/2008                                           3.27
 8/12/2008                                           3.16
 8/13/2008                                           3.21
 8/14/2008                                           3.15
 8/15/2008                                           3.11
 8/18/2008                                           3.07
 8/19/2008                                           3.07
 8/20/2008                                           3.00
 8/21/2008                                           3.08
 8/22/2008                                           3.14
 8/25/2008                                           3.04
 8/26/2008                                           3.06
 8/27/2008                                           3.02
 8/28/2008                                           3.09
 8/29/2008                                           3.10
  9/1/2008                                             ND
  9/2/2008                                           3.00
  9/3/2008                                           2.95
  9/4/2008                                           2.87
  9/5/2008                                           2.91
  9/8/2008                                           2.96
  9/9/2008                                           2.90
 9/10/2008                                           2.91
 9/11/2008                                           2.87
 9/12/2008                                           2.97
 9/15/2008                                           2.59
 9/16/2008                                           2.64
 9/17/2008                                           2.52
 9/18/2008                                           2.67
 9/19/2008                                           3.01
 9/22/2008                                           3.04
 9/23/2008                                           3.03
 9/24/2008                                           2.91
 9/25/2008                                           3.09
 9/26/2008                                           3.05
 9/29/2008                                           2.70
 9/30/2008                                           2.98
 10/1/2008                                           2.87
 10/2/2008                                           2.68
 10/3/2008                                           2.64
 10/6/2008                                           2.45
 10/7/2008                                           2.45
 10/8/2008                                           2.70
 10/9/2008                                           2.79
10/10/2008                                           2.77
10/13/2008                                             ND
10/14/2008                                           3.01
10/15/2008                                           2.90
10/16/2008                                           2.84
10/17/2008                                           2.83
10/20/2008                                           2.82
10/21/2008                                           2.63
10/22/2008                                           2.56
10/23/2008                                           2.57
10/24/2008                                           2.64
10/27/2008                                           2.67
10/28/2008                                           2.75
10/29/2008                                           2.77
10/30/2008                                           2.84
10/31/2008                                           2.80
 11/3/2008                                           2.71
 11/4/2008                                           2.56
 11/5/2008                                           2.50
 11/6/2008                                           2.46
 11/7/2008                                           2.56
11/10/2008                                           2.51
11/11/2008                                             ND
11/12/2008                                           2.37
11/13/2008                                           2.43
11/14/2008                                           2.33
11/17/2008                                           2.32
11/18/2008                                           2.22
11/19/2008                                           2.08
11/20/2008                                           1.94
11/21/2008                                           2.02
11/24/2008                                           2.24
11/25/2008                                           2.06
11/26/2008                                           2.01
11/27/2008                                             ND
11/28/2008                                           1.93
 12/1/2008                                           1.71
 12/2/2008                                           1.65
 12/3/2008                                           1.60
 12/4/2008                                           1.51
 12/5/2008                                           1.67
 12/8/2008                                           1.76
 12/9/2008                                           1.61
12/10/2008                                           1.62
12/11/2008                                           1.55
12/12/2008                                           1.55
12/15/2008                                           1.50
12/16/2008                                           1.34
12/17/2008                                           1.35
12/18/2008                                           1.26
12/19/2008                                           1.35
12/22/2008                                           1.40
12/23/2008                                           1.53
12/24/2008                                           1.54
12/25/2008                                             ND
12/26/2008                                           1.51
12/29/2008                                           1.45
12/30/2008                                           1.47
12/31/2008                                           1.55
  1/1/2009                                             ND
  1/2/2009                                           1.72
  1/5/2009                                           1.67
  1/6/2009                                           1.68
  1/7/2009                                           1.66
  1/8/2009                                           1.60
  1/9/2009                                           1.51
 1/12/2009                                           1.45
 1/13/2009                                           1.44
 1/14/2009                                           1.36
 1/15/2009                                           1.36
 1/16/2009                                           1.47
 1/19/2009                                             ND
 1/20/2009                                           1.48
 1/21/2009                                           1.60
 1/22/2009                                           1.61
 1/23/2009                                           1.64
 1/26/2009                                           1.67
 1/27/2009                                           1.59
 1/28/2009                                           1.70
 1/29/2009                                           1.87
 1/30/2009                                           1.85
  2/2/2009                                           1.75
  2/3/2009                                           1.88
  2/4/2009                                           1.91
  2/5/2009                                           1.89
  2/6/2009                                           1.97
  2/9/2009                                           1.99
 2/10/2009                                           1.79
 2/11/2009                                           1.76
 2/12/2009                                           1.73
 2/13/2009                                           1.88
 2/16/2009                                             ND
 2/17/2009                                           1.65
 2/18/2009                                           1.81
 2/19/2009                                           1.89
 2/20/2009                                           1.81
 2/23/2009                                           1.84
 2/24/2009                                           1.89
 2/25/2009                                           2.06
 2/26/2009                                           2.07
 2/27/2009                                           1.99
  3/2/2009                                           1.86
  3/3/2009                                           1.87
  3/4/2009                                           1.97
  3/5/2009                                           1.82
  3/6/2009                                           1.83
  3/9/2009                                           1.90
 3/10/2009                                           1.99
 3/11/2009                                           1.96
 3/12/2009                                           1.92
 3/13/2009                                           1.87
 3/16/2009                                           1.91
 3/17/2009                                           2.00
 3/18/2009                                           1.54
 3/19/2009                                           1.64
 3/20/2009                                           1.66
 3/23/2009                                           1.69
 3/24/2009                                           1.70
 3/25/2009                                           1.84
 3/26/2009                                           1.80
 3/27/2009                                           1.79
 3/30/2009                                           1.72
 3/31/2009                                           1.67
  4/1/2009                                           1.65
  4/2/2009                                           1.74
  4/3/2009                                           1.87
  4/6/2009                                           1.90
  4/7/2009                                           1.87
  4/8/2009                                           1.83
  4/9/2009                                           1.90
 4/10/2009                                             ND
 4/13/2009                                           1.81
 4/14/2009                                           1.71
 4/15/2009                                           1.71
 4/16/2009                                           1.79
 4/17/2009                                           1.91
 4/20/2009                                           1.82
 4/21/2009                                           1.87
 4/22/2009                                           1.92
 4/23/2009                                           1.89
 4/24/2009                                           1.96
 4/27/2009                                           1.87
 4/28/2009                                           1.97
 4/29/2009                                           2.01
 4/30/2009                                           2.02
  5/1/2009                                           2.03
  5/4/2009                                           2.03
  5/5/2009                                           2.05
  5/6/2009                                           2.06
  5/7/2009                                           2.15
  5/8/2009                                           2.15
 5/11/2009                                           2.04
 5/12/2009                                           2.02
 5/13/2009                                           1.98
 5/14/2009                                           1.98
 5/15/2009                                           2.01
 5/18/2009                                           2.09
 5/19/2009                                           2.12
 5/20/2009                                           2.05
 5/21/2009                                           2.16
 5/22/2009                                           2.23
 5/25/2009                                             ND
 5/26/2009                                           2.30
 5/27/2009                                           2.43
 5/28/2009                                           2.46
 5/29/2009                                           2.34
  6/1/2009                                           2.55
  6/2/2009                                           2.52
  6/3/2009                                           2.43
  6/4/2009                                           2.56
  6/5/2009                                           2.85
  6/8/2009                                           2.95
  6/9/2009                                           2.86
 6/10/2009                                           2.93
 6/11/2009                                           2.87
 6/12/2009                                           2.81
 6/15/2009                                           2.75
 6/16/2009                                           2.70
 6/17/2009                                           2.69
 6/18/2009                                           2.86
 6/19/2009                                           2.82
 6/22/2009                                           2.75
 6/23/2009                                           2.71
 6/24/2009                                           2.74
 6/25/2009                                           2.58
 6/26/2009                                           2.53
 6/29/2009                                           2.53
 6/30/2009                                           2.54
  7/1/2009                                           2.51
  7/2/2009                                           2.43
  7/3/2009                                             ND
  7/6/2009                                           2.40
  7/7/2009                                           2.36
  7/8/2009                                           2.23
  7/9/2009                                           2.33
 7/10/2009                                           2.22
 7/13/2009                                           2.27
 7/14/2009                                           2.37
 7/15/2009                                           2.52
 7/16/2009                                           2.46
 7/17/2009                                           2.52
 7/20/2009                                           2.46
 7/21/2009                                           2.36
 7/22/2009                                           2.43
 7/23/2009                                           2.60
 7/24/2009                                           2.57
 7/27/2009                                           2.63
 7/28/2009                                           2.63
 7/29/2009                                           2.69
 7/30/2009                                           2.66
 7/31/2009                                           2.53
  8/3/2009                                           2.66
  8/4/2009                                           2.68
  8/5/2009                                           2.73
  8/6/2009                                           2.73
  8/7/2009                                           2.84
 8/10/2009                                           2.75
 8/11/2009                                           2.69
 8/12/2009                                           2.70
 8/13/2009                                           2.58
 8/14/2009                                           2.51
 8/17/2009                                           2.43
 8/18/2009                                           2.48
 8/19/2009                                           2.43
 8/20/2009                                           2.43
 8/21/2009                                           2.58
 8/24/2009                                           2.50
 8/25/2009                                           2.48
 8/26/2009                                           2.46
 8/27/2009                                           2.48
 8/28/2009                                           2.46
 8/31/2009                                           2.39
  9/1/2009                                           2.33
  9/2/2009                                           2.26
  9/3/2009                                           2.29
  9/4/2009                                           2.36
  9/7/2009                                             ND
  9/8/2009                                           2.38
  9/9/2009                                           2.38
 9/10/2009                                           2.29
 9/11/2009                                           2.29
 9/14/2009                                           2.37
 9/15/2009                                           2.41
 9/16/2009                                           2.46
 9/17/2009                                           2.41
 9/18/2009                                           2.49
 9/21/2009                                           2.47
 9/22/2009                                           2.45
 9/23/2009                                           2.40
 9/24/2009                                           2.37
 9/25/2009                                           2.36
 9/28/2009                                           2.33
 9/29/2009                                           2.34
 9/30/2009                                           2.31
 10/1/2009                                           2.20
 10/2/2009                                           2.22
 10/5/2009                                           2.21
 10/6/2009                                           2.25
 10/7/2009                                           2.16
 10/8/2009                                           2.22
 10/9/2009                                           2.36
10/12/2009                                             ND
10/13/2009                                           2.28
10/14/2009                                           2.36
10/15/2009                                           2.41
10/16/2009                                           2.37
10/19/2009                                           2.36
10/20/2009                                           2.30
10/21/2009                                           2.38
10/22/2009                                           2.39
10/23/2009                                           2.46
10/26/2009                                           2.53
10/27/2009                                           2.41
10/28/2009                                           2.37
10/29/2009                                           2.44
10/30/2009                                           2.31
 11/2/2009                                           2.33
 11/3/2009                                           2.36
 11/4/2009                                           2.39
 11/5/2009                                           2.35
 11/6/2009                                           2.30
 11/9/2009                                           2.31
11/10/2009                                           2.31
11/11/2009                                             ND
11/12/2009                                           2.28
11/13/2009                                           2.28
11/16/2009                                           2.19
11/17/2009                                           2.19
11/18/2009                                           2.21
11/19/2009                                           2.18
11/20/2009                                           2.20
11/23/2009                                           2.20
11/24/2009                                           2.15
11/25/2009                                           2.11
11/26/2009                                             ND
11/27/2009                                           2.03
11/30/2009                                           2.01
 12/1/2009                                           2.03
 12/2/2009                                           2.09
 12/3/2009                                           2.14
 12/4/2009                                           2.24
 12/7/2009                                           2.19
 12/8/2009                                           2.12
 12/9/2009                                           2.15
12/10/2009                                           2.19
12/11/2009                                           2.26
12/14/2009                                           2.30
12/15/2009                                           2.35
12/16/2009                                           2.35
12/17/2009                                           2.24
12/18/2009                                           2.30
12/21/2009                                           2.43
12/22/2009                                           2.49
12/23/2009                                           2.51
12/24/2009                                           2.57
12/25/2009                                             ND
12/28/2009                                           2.62
12/29/2009                                           2.62
12/30/2009                                           2.61
12/31/2009                                           2.69
  1/1/2010                                             ND
  1/4/2010                                           2.65
  1/5/2010                                           2.56
  1/6/2010                                           2.60
  1/7/2010                                           2.62
  1/8/2010                                           2.57
 1/11/2010                                           2.58
 1/12/2010                                           2.49
 1/13/2010                                           2.55
 1/14/2010                                           2.51
 1/15/2010                                           2.44
 1/18/2010                                             ND
 1/19/2010                                           2.48
 1/20/2010                                           2.45
 1/21/2010                                           2.38
 1/22/2010                                           2.37
 1/25/2010                                           2.39
 1/26/2010                                           2.38
 1/27/2010                                           2.43
 1/28/2010                                           2.41
 1/29/2010                                           2.34
  2/1/2010                                           2.38
  2/2/2010                                           2.37
  2/3/2010                                           2.40
  2/4/2010                                           2.29
  2/5/2010                                           2.23
  2/8/2010                                           2.26
  2/9/2010                                           2.32
 2/10/2010                                           2.39
 2/11/2010                                           2.39
 2/12/2010                                           2.35
 2/15/2010                                             ND
 2/16/2010                                           2.32
 2/17/2010                                           2.40
 2/18/2010                                           2.46
 2/19/2010                                           2.48
 2/22/2010                                           2.47
 2/23/2010                                           2.37
 2/24/2010                                           2.40
 2/25/2010                                           2.33
 2/26/2010                                           2.30
  3/1/2010                                           2.28
  3/2/2010                                           2.27
  3/3/2010                                           2.27
  3/4/2010                                           2.28
  3/5/2010                                           2.35
  3/8/2010                                           2.36
  3/9/2010                                           2.34
 3/10/2010                                           2.39
 3/11/2010                                           2.43
 3/12/2010                                           2.42
 3/15/2010                                           2.42
 3/16/2010                                           2.37
 3/17/2010                                           2.38
 3/18/2010                                           2.44
 3/19/2010                                           2.48
 3/22/2010                                           2.43
 3/23/2010                                           2.44
 3/24/2010                                           2.62
 3/25/2010                                           2.65
 3/26/2010                                           2.59
 3/29/2010                                           2.60
 3/30/2010                                           2.60
 3/31/2010                                           2.55
  4/1/2010                                           2.59
  4/2/2010                                           2.67
  4/5/2010                                           2.75
  4/6/2010                                           2.71
  4/7/2010                                           2.62
  4/8/2010                                           2.64
  4/9/2010                                           2.65
 4/12/2010                                           2.60
 4/13/2010                                           2.58
 4/14/2010                                           2.61
 4/15/2010                                           2.57
 4/16/2010                                           2.49
 4/19/2010                                           2.54
 4/20/2010                                           2.56
 4/21/2010                                           2.52
 4/22/2010                                           2.57
 4/23/2010                                           2.61
 4/26/2010                                           2.60
 4/27/2010                                           2.46
 4/28/2010                                           2.53
 4/29/2010                                           2.49
 4/30/2010                                           2.43
  5/3/2010                                           2.47
  5/4/2010                                           2.38
  5/5/2010                                           2.31
  5/6/2010                                           2.13
  5/7/2010                                           2.17
 5/10/2010                                           2.27
 5/11/2010                                           2.26
 5/12/2010                                           2.29
 5/13/2010                                           2.27
 5/14/2010                                           2.16
 5/17/2010                                           2.20
 5/18/2010                                           2.11
 5/19/2010                                           2.13
 5/20/2010                                           2.04
 5/21/2010                                           2.02
 5/24/2010                                           2.04
 5/25/2010                                           2.01
 5/26/2010                                           2.06
 5/27/2010                                           2.18
 5/28/2010                                           2.10
 5/31/2010                                             ND
  6/1/2010                                           2.09
  6/2/2010                                           2.14
  6/3/2010                                           2.17
  6/4/2010                                           1.98
  6/7/2010                                           1.95
  6/8/2010                                           1.98
  6/9/2010                                           1.99
 6/10/2010                                           2.12
 6/11/2010                                           2.03
 6/14/2010                                           2.07
 6/15/2010                                           2.10
 6/16/2010                                           2.06
 6/17/2010                                           2.01
 6/18/2010                                           2.04
 6/21/2010                                           2.05
 6/22/2010                                           1.98
 6/23/2010                                           1.93
 6/24/2010                                           1.93
 6/25/2010                                           1.90
 6/28/2010                                           1.83
 6/29/2010                                           1.78
 6/30/2010                                           1.79
  7/1/2010                                           1.80
  7/2/2010                                           1.82
  7/5/2010                                             ND
  7/6/2010                                           1.76
  7/7/2010                                           1.79
  7/8/2010                                           1.80
  7/9/2010                                           1.85
 7/12/2010                                           1.85
 7/13/2010                                           1.90
 7/14/2010                                           1.82
 7/15/2010                                           1.76
 7/16/2010                                           1.70
 7/19/2010                                           1.73
 7/20/2010                                           1.71
 7/21/2010                                           1.66
 7/22/2010                                           1.69
 7/23/2010                                           1.75
 7/26/2010                                           1.76
 7/27/2010                                           1.82
 7/28/2010                                           1.75
 7/29/2010                                           1.70
 7/30/2010                                           1.60
  8/2/2010                                           1.64
  8/3/2010                                           1.55
  8/4/2010                                           1.62
  8/5/2010                                           1.57
  8/6/2010                                           1.51
  8/9/2010                                           1.54
 8/10/2010                                           1.46
 8/11/2010                                           1.44
 8/12/2010                                           1.48
 8/13/2010                                           1.47
 8/16/2010                                           1.40
 8/17/2010                                           1.44
 8/18/2010                                           1.46
 8/19/2010                                           1.41
 8/20/2010                                           1.47
 8/23/2010                                           1.43
 8/24/2010                                           1.36
 8/25/2010                                           1.40
 8/26/2010                                           1.38
 8/27/2010                                           1.49
 8/30/2010                                           1.39
 8/31/2010                                           1.33
  9/1/2010                                           1.41
  9/2/2010                                           1.43
  9/3/2010                                           1.49
  9/6/2010                                             ND
  9/7/2010                                           1.41
  9/8/2010                                           1.46
  9/9/2010                                           1.57
 9/10/2010                                           1.59
 9/13/2010                                           1.51
 9/14/2010                                           1.43
 9/15/2010                                           1.46
 9/16/2010                                           1.48
 9/17/2010                                           1.46
 9/20/2010                                           1.43
 9/21/2010                                           1.34
 9/22/2010                                           1.33
 9/23/2010                                           1.34
 9/24/2010                                           1.37
 9/27/2010                                           1.31
 9/28/2010                                           1.25
 9/29/2010                                           1.28
 9/30/2010                                           1.27
 10/1/2010                                           1.26
 10/4/2010                                           1.23
 10/5/2010                                           1.21
 10/6/2010                                           1.16
 10/7/2010                                           1.14
 10/8/2010                                           1.11
10/11/2010                                             ND
10/12/2010                                           1.14
10/13/2010                                           1.13
10/14/2010                                           1.18
10/15/2010                                           1.20
10/18/2010                                           1.14
10/19/2010                                           1.11
10/20/2010                                           1.11
10/21/2010                                           1.15
10/22/2010                                           1.17
10/25/2010                                           1.20
10/26/2010                                           1.27
10/27/2010                                           1.34
10/28/2010                                           1.23
10/29/2010                                           1.17
 11/1/2010                                           1.17
 11/2/2010                                           1.15
 11/3/2010                                           1.11
 11/4/2010                                           1.04
 11/5/2010                                           1.10
 11/8/2010                                           1.13
 11/9/2010                                           1.27
11/10/2010                                           1.23
11/11/2010                                             ND
11/12/2010                                           1.35
11/15/2010                                           1.51
11/16/2010                                           1.49
11/17/2010                                           1.49
11/18/2010                                           1.51
11/19/2010                                           1.54
11/22/2010                                           1.44
11/23/2010                                           1.40
11/24/2010                                           1.56
11/25/2010                                             ND
11/26/2010                                           1.53
11/29/2010                                           1.51
11/30/2010                                           1.47
 12/1/2010                                           1.64
 12/2/2010                                           1.68
 12/3/2010                                           1.64
 12/6/2010                                           1.53
 12/7/2010                                           1.74
 12/8/2010                                           1.87
 12/9/2010                                           1.90
12/10/2010                                           1.98
12/13/2010                                           1.91
12/14/2010                                           2.08
12/15/2010                                           2.11
12/16/2010                                           2.06
12/17/2010                                           1.97
12/20/2010                                           1.99
12/21/2010                                           1.99
12/22/2010                                           2.02
12/23/2010                                           2.09
12/24/2010                                             ND
12/27/2010                                           2.08
12/28/2010                                           2.18
12/29/2010                                           2.03
12/30/2010                                           2.06
12/31/2010                                           2.01
  1/3/2011                                           2.02
  1/4/2011                                           2.01
  1/5/2011                                           2.14
  1/6/2011                                           2.09
  1/7/2011                                           1.96
 1/10/2011                                           1.93
 1/11/2011                                           1.98
 1/12/2011                                           1.99
 1/13/2011                                           1.93
 1/14/2011                                           1.95
 1/17/2011                                             ND
 1/18/2011                                           1.97
 1/19/2011                                           1.95
 1/20/2011                                           2.06
 1/21/2011                                           2.04
 1/24/2011                                           2.03
 1/25/2011                                           1.96
 1/26/2011                                           2.03
 1/27/2011                                           1.98
 1/28/2011                                           1.92
 1/31/2011                                           1.95
  2/1/2011                                           2.02
  2/2/2011                                           2.10
  2/3/2011                                           2.18
  2/4/2011                                           2.27
  2/7/2011                                           2.29
  2/8/2011                                           2.39
  2/9/2011                                           2.33
 2/10/2011                                           2.40
 2/11/2011                                           2.38
 2/14/2011                                           2.37
 2/15/2011                                           2.35
 2/16/2011                                           2.37
 2/17/2011                                           2.30
 2/18/2011                                           2.30
 2/21/2011                                             ND
 2/22/2011                                           2.16
 2/23/2011                                           2.21
 2/24/2011                                           2.19
 2/25/2011                                           2.16
 2/28/2011                                           2.13
  3/1/2011                                           2.11
  3/2/2011                                           2.16
  3/3/2011                                           2.30
  3/4/2011                                           2.17
  3/7/2011                                           2.19
  3/8/2011                                           2.22
  3/9/2011                                           2.16
 3/10/2011                                           2.05
 3/11/2011                                           2.06
 3/14/2011                                           2.00
 3/15/2011                                           2.00
 3/16/2011                                           1.87
 3/17/2011                                           1.91
 3/18/2011                                           1.96
 3/21/2011                                           2.04
 3/22/2011                                           2.07
 3/23/2011                                           2.07
 3/24/2011                                           2.14
 3/25/2011                                           2.20
 3/28/2011                                           2.23
 3/29/2011                                           2.25
 3/30/2011                                           2.21
 3/31/2011                                           2.24
  4/1/2011                                           2.24
  4/4/2011                                           2.20
  4/5/2011                                           2.28
  4/6/2011                                           2.32
  4/7/2011                                           2.29
  4/8/2011                                           2.31
 4/11/2011                                           2.31
 4/12/2011                                           2.22
 4/13/2011                                           2.19
 4/14/2011                                           2.23
 4/15/2011                                           2.14
 4/18/2011                                           2.09
 4/19/2011                                           2.09
 4/20/2011                                           2.15
 4/21/2011                                           2.14
 4/22/2011                                             ND
 4/25/2011                                           2.10
 4/26/2011                                           2.05
 4/27/2011                                           2.06
 4/28/2011                                           2.00
 4/29/2011                                           1.97
  5/2/2011                                           1.96
  5/3/2011                                           1.96
  5/4/2011                                           1.95
  5/5/2011                                           1.88
  5/6/2011                                           1.87
  5/9/2011                                           1.84
 5/10/2011                                           1.91
 5/11/2011                                           1.87
 5/12/2011                                           1.89
 5/13/2011                                           1.86
 5/16/2011                                           1.83
 5/17/2011                                           1.80
 5/18/2011                                           1.87
 5/19/2011                                           1.85
 5/20/2011                                           1.82
 5/23/2011                                           1.80
 5/24/2011                                           1.81
 5/25/2011                                           1.81
 5/26/2011                                           1.72
 5/27/2011                                           1.71
 5/30/2011                                             ND
 5/31/2011                                           1.68
  6/1/2011                                           1.60
  6/2/2011                                           1.65
  6/3/2011                                           1.60
  6/6/2011                                           1.60
  6/7/2011                                           1.59
  6/8/2011                                           1.52
  6/9/2011                                           1.60
 6/10/2011                                           1.58
 6/13/2011                                           1.59
 6/14/2011                                           1.70
 6/15/2011                                           1.55
 6/16/2011                                           1.52
 6/17/2011                                           1.53
 6/20/2011                                           1.55
 6/21/2011                                           1.57
 6/22/2011                                           1.58
 6/23/2011                                           1.48
 6/24/2011                                           1.40
 6/27/2011                                           1.47
 6/28/2011                                           1.62
 6/29/2011                                           1.70
 6/30/2011                                           1.76
  7/1/2011                                           1.80
  7/4/2011                                             ND
  7/5/2011                                           1.70
  7/6/2011                                           1.66
  7/7/2011                                           1.74
  7/8/2011                                           1.57
 7/11/2011                                           1.49
 7/12/2011                                           1.47
 7/13/2011                                           1.45
 7/14/2011                                           1.51
 7/15/2011                                           1.46
 7/18/2011                                           1.45
 7/19/2011                                           1.45
 7/20/2011                                           1.49
 7/21/2011                                           1.56
 7/22/2011                                           1.53
 7/25/2011                                           1.55
 7/26/2011                                           1.51
 7/27/2011                                           1.56
 7/28/2011                                           1.52
 7/29/2011                                           1.35
  8/1/2011                                           1.32
  8/2/2011                                           1.23
  8/3/2011                                           1.25
  8/4/2011                                           1.12
  8/5/2011                                           1.23
  8/8/2011                                           1.11
  8/9/2011                                           0.91
 8/10/2011                                           0.93
 8/11/2011                                           1.02
 8/12/2011                                           0.96
 8/15/2011                                           0.99
 8/16/2011                                           0.95
 8/17/2011                                           0.92
 8/18/2011                                           0.90
 8/19/2011                                           0.90
 8/22/2011                                           0.94
 8/23/2011                                           0.95
 8/24/2011                                           1.05
 8/25/2011                                           0.98
 8/26/2011                                           0.94
 8/29/2011                                           0.99
 8/30/2011                                           0.94
 8/31/2011                                           0.96
  9/1/2011                                           0.90
  9/2/2011                                           0.88
  9/5/2011                                             ND
  9/6/2011                                           0.88
  9/7/2011                                           0.92
  9/8/2011                                           0.88
  9/9/2011                                           0.81
 9/12/2011                                           0.87
 9/13/2011                                           0.89
 9/14/2011                                           0.91
 9/15/2011                                           0.95
 9/16/2011                                           0.94
 9/19/2011                                           0.85
 9/20/2011                                           0.85
 9/21/2011                                           0.88
 9/22/2011                                           0.79
 9/23/2011                                           0.89
 9/26/2011                                           0.92
 9/27/2011                                           0.97
 9/28/2011                                           0.99
 9/29/2011                                           0.98
 9/30/2011                                           0.96
 10/3/2011                                           0.87
 10/4/2011                                           0.90
 10/5/2011                                           0.96
 10/6/2011                                           1.01
 10/7/2011                                           1.08
10/10/2011                                             ND
10/11/2011                                           1.14
10/12/2011                                           1.17
10/13/2011                                           1.11
10/14/2011                                           1.12
10/17/2011                                           1.08
10/18/2011                                           1.07
10/19/2011                                           1.05
10/20/2011                                           1.07
10/21/2011                                           1.08
10/24/2011                                           1.10
10/25/2011                                           1.01
10/26/2011                                           1.09
10/27/2011                                           1.20
10/28/2011                                           1.13
10/31/2011                                           0.99
 11/1/2011                                           0.90
 11/2/2011                                           0.89
 11/3/2011                                           0.91
 11/4/2011                                           0.88
 11/7/2011                                           0.88
 11/8/2011                                           0.92
 11/9/2011                                           0.88
11/10/2011                                           0.90
11/11/2011                                             ND
11/14/2011                                           0.91
11/15/2011                                           0.93
11/16/2011                                           0.90
11/17/2011                                           0.88
11/18/2011                                           0.94
11/21/2011                                           0.92
11/22/2011                                           0.91
11/23/2011                                           0.88
11/24/2011                                             ND
11/25/2011                                           0.93
11/28/2011                                           0.91
11/29/2011                                           0.93
11/30/2011                                           0.96
 12/1/2011                                           0.97
 12/2/2011                                           0.92
 12/5/2011                                           0.93
 12/6/2011                                           0.94
 12/7/2011                                           0.89
 12/8/2011                                           0.86
 12/9/2011                                           0.89
12/12/2011                                           0.87
12/13/2011                                           0.85
12/14/2011                                           0.86
12/15/2011                                           0.86
12/16/2011                                           0.81
12/19/2011                                           0.82
12/20/2011                                           0.88
12/21/2011                                           0.91
12/22/2011                                           0.91
12/23/2011                                           0.97
12/26/2011                                             ND
12/27/2011                                           0.96
12/28/2011                                           0.91
12/29/2011                                           0.88
12/30/2011                                           0.83
  1/2/2012                                             ND
  1/3/2012                                           0.89
  1/4/2012                                           0.89
  1/5/2012                                           0.88
  1/6/2012                                           0.86
  1/9/2012                                           0.85
 1/10/2012                                           0.86
 1/11/2012                                           0.82
 1/12/2012                                           0.84
 1/13/2012                                           0.80
 1/16/2012                                             ND
 1/17/2012                                           0.79
 1/18/2012                                           0.82
 1/19/2012                                           0.87
 1/20/2012                                           0.91
 1/23/2012                                           0.93
 1/24/2012                                           0.92
 1/25/2012                                           0.81
 1/26/2012                                           0.77
 1/27/2012                                           0.75
 1/30/2012                                           0.73
 1/31/2012                                           0.71
  2/1/2012                                           0.72
  2/2/2012                                           0.71
  2/3/2012                                           0.78
  2/6/2012                                           0.76
  2/7/2012                                           0.82
  2/8/2012                                           0.82
  2/9/2012                                           0.86
 2/10/2012                                           0.81
 2/13/2012                                           0.85
 2/14/2012                                           0.81
 2/15/2012                                           0.81
 2/16/2012                                           0.87
 2/17/2012                                           0.88
 2/20/2012                                             ND
 2/21/2012                                           0.92
 2/22/2012                                           0.88
 2/23/2012                                           0.88
 2/24/2012                                           0.89
 2/27/2012                                           0.84
 2/28/2012                                           0.84
 2/29/2012                                           0.87
  3/1/2012                                           0.89
  3/2/2012                                           0.84
  3/5/2012                                           0.87
  3/6/2012                                           0.83
  3/7/2012                                           0.85
  3/8/2012                                           0.89
  3/9/2012                                           0.90
 3/12/2012                                           0.92
 3/13/2012                                           0.99
 3/14/2012                                           1.13
 3/15/2012                                           1.11
 3/16/2012                                           1.13
 3/19/2012                                           1.20
 3/20/2012                                           1.22
 3/21/2012                                           1.15
 3/22/2012                                           1.13
 3/23/2012                                           1.10
 3/26/2012                                           1.09
 3/27/2012                                           1.04
 3/28/2012                                           1.05
 3/29/2012                                           1.01
 3/30/2012                                           1.04
  4/2/2012                                           1.03
  4/3/2012                                           1.10
  4/4/2012                                           1.05
  4/5/2012                                           1.01
  4/6/2012                                           0.89
  4/9/2012                                           0.90
 4/10/2012                                           0.85
 4/11/2012                                           0.89
 4/12/2012                                           0.90
 4/13/2012                                           0.86
 4/16/2012                                           0.85
 4/17/2012                                           0.88
 4/18/2012                                           0.86
 4/19/2012                                           0.84
 4/20/2012                                           0.86
 4/23/2012                                           0.83
 4/24/2012                                           0.86
 4/25/2012                                           0.86
 4/26/2012                                           0.83
 4/27/2012                                           0.82
 4/30/2012                                           0.82
  5/1/2012                                           0.84
  5/2/2012                                           0.82
  5/3/2012                                           0.82
  5/4/2012                                           0.78
  5/7/2012                                           0.79
  5/8/2012                                           0.77
  5/9/2012                                           0.77
 5/10/2012                                           0.79
 5/11/2012                                           0.75
 5/14/2012                                           0.73
 5/15/2012                                           0.74
 5/16/2012                                           0.75
 5/17/2012                                           0.74
 5/18/2012                                           0.75
 5/21/2012                                           0.75
 5/22/2012                                           0.78
 5/23/2012                                           0.74
 5/24/2012                                           0.77
 5/25/2012                                           0.76
 5/28/2012                                             ND
 5/29/2012                                           0.76
 5/30/2012                                           0.69
 5/31/2012                                           0.67
  6/1/2012                                           0.62
  6/4/2012                                           0.68
  6/5/2012                                           0.68
  6/6/2012                                           0.73
  6/7/2012                                           0.72
  6/8/2012                                           0.71
 6/11/2012                                           0.69
 6/12/2012                                           0.75
 6/13/2012                                           0.71
 6/14/2012                                           0.73
 6/15/2012                                           0.68
 6/18/2012                                           0.69
 6/19/2012                                           0.71
 6/20/2012                                           0.74
 6/21/2012                                           0.73
 6/22/2012                                           0.76
 6/25/2012                                           0.72
 6/26/2012                                           0.75
 6/27/2012                                           0.73
 6/28/2012                                           0.69
 6/29/2012                                           0.72
  7/2/2012                                           0.67
  7/3/2012                                           0.69
  7/4/2012                                             ND
  7/5/2012                                           0.68
  7/6/2012                                           0.64
  7/9/2012                                           0.63
 7/10/2012                                           0.63
 7/11/2012                                           0.64
 7/12/2012                                           0.63
 7/13/2012                                           0.63
 7/16/2012                                           0.60
 7/17/2012                                           0.62
 7/18/2012                                           0.60
 7/19/2012                                           0.62
 7/20/2012                                           0.59
 7/23/2012                                           0.57
 7/24/2012                                           0.57
 7/25/2012                                           0.56
 7/26/2012                                           0.58
 7/27/2012                                           0.65
 7/30/2012                                           0.61
 7/31/2012                                           0.60
  8/1/2012                                           0.63
  8/2/2012                                           0.61
  8/3/2012                                           0.67
  8/6/2012                                           0.65
  8/7/2012                                           0.71
  8/8/2012                                           0.73
  8/9/2012                                           0.74
 8/10/2012                                           0.71
 8/13/2012                                           0.71
 8/14/2012                                           0.75
 8/15/2012                                           0.80
 8/16/2012                                           0.83
 8/17/2012                                           0.81
 8/20/2012                                           0.80
 8/21/2012                                           0.80
 8/22/2012                                           0.71
 8/23/2012                                           0.71
 8/24/2012                                           0.72
 8/27/2012                                           0.70
 8/28/2012                                           0.69
 8/29/2012                                           0.69
 8/30/2012                                           0.66
 8/31/2012                                           0.59
  9/3/2012                                             ND
  9/4/2012                                           0.62
  9/5/2012                                           0.62
  9/6/2012                                           0.68
  9/7/2012                                           0.64
 9/10/2012                                           0.66
 9/11/2012                                           0.67
 9/12/2012                                           0.70
 9/13/2012                                           0.65
 9/14/2012                                           0.72
 9/17/2012                                           0.73
 9/18/2012                                           0.71
 9/19/2012                                           0.70
 9/20/2012                                           0.70
 9/21/2012                                           0.68
 9/24/2012                                           0.68
 9/25/2012                                           0.66
 9/26/2012                                           0.63
 9/27/2012                                           0.64
 9/28/2012                                           0.62
 10/1/2012                                           0.62
 10/2/2012                                           0.61
 10/3/2012                                           0.61
 10/4/2012                                           0.63
 10/5/2012                                           0.67
 10/8/2012                                             ND
 10/9/2012                                           0.67
10/10/2012                                           0.66
10/11/2012                                           0.67
10/12/2012                                           0.67
10/15/2012                                           0.67
10/16/2012                                           0.70
10/17/2012                                           0.78
10/18/2012                                           0.79
10/19/2012                                           0.77
10/22/2012                                           0.79
10/23/2012                                           0.77
10/24/2012                                           0.76
10/25/2012                                           0.82
10/26/2012                                           0.76
10/29/2012                                           0.74
10/30/2012                                             ND
10/31/2012                                           0.72
 11/1/2012                                           0.73
 11/2/2012                                           0.73
 11/5/2012                                           0.70
 11/6/2012                                           0.75
 11/7/2012                                           0.67
 11/8/2012                                           0.65
 11/9/2012                                           0.65
11/12/2012                                             ND
11/13/2012                                           0.63
11/14/2012                                           0.63
11/15/2012                                           0.62
11/16/2012                                           0.62
11/19/2012                                           0.64
11/20/2012                                           0.67
11/21/2012                                           0.69
11/22/2012                                             ND
11/23/2012                                           0.70
11/26/2012                                           0.68
11/27/2012                                           0.66
11/28/2012                                           0.64
11/29/2012                                           0.63
11/30/2012                                           0.61
 12/3/2012                                           0.63
 12/4/2012                                           0.63
 12/5/2012                                           0.61
 12/6/2012                                           0.60
 12/7/2012                                           0.63
12/10/2012                                           0.62
12/11/2012                                           0.64
12/12/2012                                           0.66
12/13/2012                                           0.70
12/14/2012                                           0.70
12/17/2012                                           0.74
12/18/2012                                           0.78
12/19/2012                                           0.77
12/20/2012                                           0.77
12/21/2012                                           0.75
12/24/2012                                           0.77
12/25/2012                                             ND
12/26/2012                                           0.76
12/27/2012                                           0.72
12/28/2012                                           0.72
12/31/2012                                           0.72
  1/1/2013                                             ND
  1/2/2013                                           0.76
  1/3/2013                                           0.81
  1/4/2013                                           0.82
  1/7/2013                                           0.82
  1/8/2013                                           0.79
  1/9/2013                                           0.77
 1/10/2013                                           0.80
 1/11/2013                                           0.78
 1/14/2013                                           0.78
 1/15/2013                                           0.75
 1/16/2013                                           0.75
 1/17/2013                                           0.79
 1/18/2013                                           0.77
 1/21/2013                                             ND
 1/22/2013                                           0.76
 1/23/2013                                           0.76
 1/24/2013                                           0.78
 1/25/2013                                           0.87
 1/28/2013                                           0.89
 1/29/2013                                           0.90
 1/30/2013                                           0.88
 1/31/2013                                           0.88

                                   [END CHART]

    Source: Federal Reserve Board

    In late October and into November, amid uncertainty over the hotly contested U.S. presidential race, U.S. Treasury prices rose and higher-yielding securities retraced some of their gains. However, after the election, U.S. Treasuries fell back and other fixed-income sectors rallied on optimism that Congress would come to an agreement on the "fiscal cliff." Though Congress did not come to a permanent agreement, it did prevent a number of scheduled tax hikes. Certain tax increases, such as the end of the payroll tax holiday and a modest increase in the capital gains tax, took effect in January 2013. Congress postponed until March further action to avoid across-the-board cuts known as the "sequester".

    The Fed's announcement in December 2012 that it would expand its asset purchase program sent U.S. Treasury prices lower and many other fixed-income asset classes higher. In January of this year, after the fiscal cliff agreement and the delay in the sequester, U.S. Treasury

================================================================================

4  | USAA HIGH INCOME FUND

================================================================================

    prices declined further and higher yielding fixed-income asset classes continued to rally.

    For the reporting period overall, most other fixed-income asset classes outperformed U.S. Treasuries. Relative to the 10-year U.S. Treasury, which returned -2.26% (as of period end), investment-grade corporate bonds (as measured by the JP Morgan U.S. Liquid Index) posted a gain of 1.57%. U.S. Treasury yields, which move in the opposite direction of prices, increased. The 10-year U.S. Treasury yield started the reporting period at 1.56% and after some significant moves up and down, ended the reporting period at 2.02%.

o   HOW DID THE HIGH-YIELD MARKET PERFORM?

    The high-yield market recorded solid gains during the reporting period, extending a rally that began in June 2012. Although high-yield spreads (the premium an investor receives over risk-free U.S. Treasuries) were near their long-term averages, the yields on high-yield bonds remained near historic lows. Nevertheless, high-yield bonds continued to offer higher yields than many other asset classes and the high-yield market saw strong inflows during the reporting period as fixed-income investors sought higher-yielding securities. In this environment, high-yield bonds kept pace with the S&P 500(R) Index and outperformed U.S. Treasuries.

    High yield's strong performance was also fueled by the easing of Europe's financial crisis and improvement in the U.S. housing market. While the high-yield market slightly lost ground in November of last year on fears about the fiscal cliff, it rebounded later the same month and rallied into December on optimism about a political compromise. Performance flattened near the end of 2012 when it appeared that Congress had reached a stalemate. After an agreement was reached, high yield-bonds posted additional gains.

    Default expectations, which were already low, trended downward during the reporting period. According to J. P. Morgan, the trailing

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    12-month high-yield default rate at the end of January was 1.23%, which is well below the 25-year average of 4.03%.

o   HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

    The Fund outperformed during the reporting period, benefiting from its investments in certain pipeline, telecommunications and financials bonds. It also benefited from its equity holdings. In addition, the Fund continued to enjoy a yield advantage over its peers. In keeping with our investment approach, we adhered to our discipline that the portfolio should be adequately compensated for taking on risk. Although high-yield bond prices increased during the reporting period, the risks in our opinion had not significantly diminished. We found some value in certain commercial mortgage-backed securities. We also took advantage of the buoyancy in the high-yield market to trim some of the Fund's holdings of CCC-rated securities.

    In addition, a large amount of new supply came to market during the reporting period. Among these new issues, we noticed a trend toward lower quality protection for bondholders. Accordingly, we were very selective about the purchases we made for the Fund, relying as always on our team of credit analysts to help us find, what we believe to be, attractive new issue opportunities. Our analysts also continued to analyze and monitor every holding in the Fund.

o   WHAT IS THE OUTLOOK?

    We believe that the U.S. economy will continue its "muddle through" recovery, though the tax cuts Congress authorized in January of this year are likely to keep real gross domestic product growth near 2%. The potential sequester could dampen economic growth further. On the positive side, many corporate balance sheets are flush with cash, and the boom in domestic natural gas and oil production is lowering energy costs for businesses and consumers. The U.S. housing market is also gaining momentum.

================================================================================

6  | USAA HIGH INCOME FUND

================================================================================

    The Fed has said it will keep short-term interest rates near zero until the unemployment rate falls lower. In our opinion, the Fed is unlikely to raise rates any time in the near future. In the meantime, while longer-term interest rates have crept higher, they remain low by historical standards. As a result, many companies continue to refinance their debt with longer-term maturities. Most have also strengthened their balance sheets, which should allow them to navigate through the current economic uncertainties.

    We expect the high-yield default rate to remain low for the next several years. While this could be positive for high-yield debt, which tends to perform well when defaults are low, high-yield bonds are unlikely to experience strong price appreciation in the months ahead. Investors should expect the majority of their return to come from the income provided by the Fund. As always, we recommend shareholders remain disciplined and hold diversified portfolios through all market conditions. In our opinion, high-yield securities can help them in their diversification efforts. Over the long-term, the high-yield bond market has the potential to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

    Thank you for your continued confidence in us and your investment in the Fund.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA HIGH INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USHYX)

--------------------------------------------------------------------------------
                                        1/31/13                     7/31/12
--------------------------------------------------------------------------------
Net Assets                          $1,172.2 Million           $1,464.1 Million
Net Asset Value Per Share                $8.79                       $8.42

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
   8/1/12-1/31/13*            1 Year            5 Years            10 Years
        9.14%                 15.37%            10.11%               9.64%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                          5 Years                        10 Years
    16.53%                           9.19%                           9.69%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD AS OF 1/31/13**               EXPENSE RATIO AS OF 7/31/12***
--------------------------------------------------------------------------------
                4.94%                                        0.96%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

8  | USAA HIGH INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     CREDIT SUISSE        USAA HIGH INCOME      LIPPER HIGH CURRENT
                    HIGH YIELD INDEX        FUND SHARES       YIELD BOND FUNDS INDEX
 1/31/2003            $10,000.00            $10,000.00             $10,000.00
 2/28/2003             10,147.85             10,074.17              10,134.01
 3/31/2003             10,407.18             10,287.41              10,386.99
 4/30/2003             10,938.51             10,841.89              10,896.96
 5/31/2003             11,096.69             11,052.89              11,026.56
 6/30/2003             11,421.03             11,335.76              11,323.65
 7/31/2003             11,329.03             11,272.16              11,236.35
 8/31/2003             11,455.53             11,400.76              11,387.24
 9/30/2003             11,768.60             11,714.40              11,663.74
10/31/2003             12,008.45             11,928.20              11,925.47
11/30/2003             12,173.20             12,071.50              12,063.63
12/31/2003             12,454.82             12,353.46              12,362.30
 1/31/2004             12,696.08             12,633.60              12,560.69
 2/29/2004             12,701.95             12,598.01              12,536.12
 3/31/2004             12,786.44             12,667.22              12,583.94
 4/30/2004             12,768.60             12,625.10              12,555.35
 5/31/2004             12,567.24             12,437.21              12,361.33
 6/30/2004             12,762.50             12,586.99              12,534.28
 7/31/2004             12,925.84             12,674.14              12,634.20
 8/31/2004             13,136.59             12,885.06              12,840.38
 9/30/2004             13,336.07             13,065.63              13,018.61
10/31/2004             13,564.89             13,277.73              13,250.23
11/30/2004             13,737.62             13,445.23              13,438.30
12/31/2004             13,943.68             13,659.62              13,640.98
 1/31/2005             13,941.33             13,632.29              13,607.38
 2/28/2005             14,126.03             13,801.44              13,815.33
 3/31/2005             13,788.55             13,540.07              13,448.88
 4/30/2005             13,652.66             13,435.53              13,291.74
 5/31/2005             13,820.00             13,575.18              13,504.74
 6/30/2005             14,050.93             13,798.74              13,722.04
 7/31/2005             14,242.90             13,987.22              13,935.14
 8/31/2005             14,316.36             14,114.62              14,001.34
 9/30/2005             14,178.13             13,975.29              13,910.43
10/31/2005             14,044.83             13,859.37              13,795.75
11/30/2005             14,141.05             13,958.04              13,921.45
12/31/2005             14,259.09             14,110.91              14,049.86
 1/31/2006             14,442.38             14,286.45              14,231.05
 2/28/2006             14,587.42             14,416.72              14,350.36
 3/31/2006             14,700.31             14,479.69              14,409.06
 4/30/2006             14,799.34             14,558.09              14,492.09
 5/31/2006             14,839.94             14,559.77              14,460.40
 6/30/2006             14,756.86             14,492.76              14,379.72
 7/31/2006             14,883.36             14,628.56              14,489.45
 8/31/2006             15,090.59             14,872.58              14,686.79
 9/30/2006             15,278.57             15,056.22              14,849.15
10/31/2006             15,489.56             15,275.44              15,063.78
11/30/2006             15,770.95             15,508.09              15,323.85
12/31/2006             15,957.99             15,663.23              15,478.43
 1/31/2007             16,141.28             15,803.63              15,644.24
 2/28/2007             16,391.22             16,038.01              15,847.10
 3/31/2007             16,438.16             16,077.14              15,897.49
 4/30/2007             16,671.20             16,294.94              16,117.02
 5/31/2007             16,800.75             16,390.16              16,254.38
 6/30/2007             16,544.71             16,197.12              15,990.29
 7/31/2007             16,024.64             15,779.59              15,471.91
 8/31/2007             16,191.97             15,925.80              15,621.12
 9/30/2007             16,552.22             16,201.54              15,997.64
10/31/2007             16,681.76             16,266.08              16,135.41
11/30/2007             16,371.98             15,900.45              15,792.44
12/31/2007             16,380.43             15,862.23              15,807.98
 1/31/2008             16,120.86             15,500.10              15,485.86
 2/29/2008             15,942.74             15,329.23              15,277.26
 3/31/2008             15,905.89             15,231.75              15,254.10
 4/30/2008             16,531.10             15,602.72              15,825.81
 5/31/2008             16,593.29             15,716.91              15,907.41
 6/30/2008             16,193.62             15,348.77              15,488.74
 7/31/2008             15,975.36             15,143.20              15,287.81
 8/31/2008             16,019.24             15,179.29              15,309.08
 9/30/2008             14,892.04             14,129.80              14,166.13
10/31/2008             12,532.50             12,261.81              11,882.74
11/30/2008             11,451.30             11,263.90              10,865.15
12/31/2008             12,093.17             11,406.43              11,248.34
 1/31/2009             12,803.57             11,826.59              11,739.13
 2/28/2009             12,541.42             11,497.97              11,467.52
 3/31/2009             12,795.82             11,594.93              11,637.38
 4/30/2009             14,085.66             12,620.23              12,766.73
 5/31/2009             14,851.44             13,732.97              13,509.01
 6/30/2009             15,384.42             14,333.87              13,963.64
 7/31/2009             16,318.00             15,187.73              14,848.43
 8/31/2009             16,620.04             15,606.14              15,097.17
 9/30/2009             17,555.74             16,540.84              15,886.49
10/31/2009             17,875.85             16,922.56              16,120.87
11/30/2009             18,125.09             17,143.33              16,326.30
12/31/2009             18,650.32             17,589.92              16,815.26
 1/31/2010             18,887.82             17,991.45              17,028.37
 2/28/2010             18,945.32             18,068.96              17,054.05
 3/31/2010             19,484.63             18,703.92              17,596.06
 4/30/2010             19,936.40             19,168.41              17,978.62
 5/31/2010             19,301.57             18,396.13              17,313.10
 6/30/2010             19,524.76             18,577.34              17,450.44
 7/31/2010             20,128.14             19,159.21              18,073.94
 8/31/2010             20,153.95             19,237.37              18,063.11
 9/30/2010             20,688.57             19,792.56              18,613.13
10/31/2010             21,177.66             20,318.63              19,130.49
11/30/2010             20,954.00             20,199.13              18,937.88
12/31/2010             21,339.59             20,604.68              19,322.54
 1/31/2011             21,769.30             21,001.36              19,726.02
 2/28/2011             22,053.27             21,415.24              20,043.86
 3/31/2011             22,143.16             21,538.25              20,085.07
 4/30/2011             22,451.07             21,932.16              20,400.15
 5/31/2011             22,547.99             22,045.36              20,445.20
 6/30/2011             22,373.15             21,737.76              20,218.37
 7/31/2011             22,680.12             21,895.70              20,386.28
 8/31/2011             21,840.88             20,896.52              19,469.97
 9/30/2011             21,227.88             20,197.34              18,781.94
10/31/2011             22,368.93             21,058.19              19,876.88
11/30/2011             21,963.62             20,671.45              19,429.19
12/31/2011             22,506.45             21,125.03              19,873.19
 1/31/2012             23,105.61             21,748.90              20,534.72
 2/29/2012             23,632.95             22,252.30              21,009.68
 3/31/2012             23,637.41             22,349.87              21,013.80
 4/30/2012             23,882.66             22,499.71              21,200.50
 5/31/2012             23,566.77             22,181.13              20,855.53
 6/30/2012             24,006.10             22,544.63              21,247.34
 7/31/2012             24,428.30             22,989.30              21,636.14
 8/31/2012             24,721.66             23,398.76              21,909.92
 9/30/2012             25,031.92             23,761.74              22,213.22
10/31/2012             25,246.42             24,116.09              22,404.90
11/30/2012             25,437.22             24,194.06              22,584.21
12/31/2012             25,817.65             24,617.67              22,941.20
 1/31/2013             26,153.02             25,091.30              23,274.22

                                   [END CHART]

                          Data from 1/31/03 to 1/31/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA HIGH INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIHIX)


--------------------------------------------------------------------------------
                                          1/31/13                     7/31/12
--------------------------------------------------------------------------------

Net Assets                            $875.2 Million              $264.5 Million
Net Asset Value Per Share                 $8.79                       $8.42


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
     8/1/12-1/31/13*               1 Year               Since Inception 8/01/08

          9.29%                    15.78%                        12.17%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
   1 Year                                             Since Inception 8/01/08

   16.95%                                                      11.93%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/12**
--------------------------------------------------------------------------------

                                      0.77%


               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

10  | USAA HIGH INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA HIGH INCOME FUND      CREDIT SUISSE        LIPPER HIGH CURRENT
                     INSTITUTIONAL SHARES      HIGH YIELD INDEX     YIELD BOND FUNDS INDEX
 7/31/2008               $10,000.00              $10,000.00              $10,000.00
 8/31/2008                10,026.02               10,027.47               10,013.91
 9/30/2008                 9,335.20                9,321.88                9,266.29
10/31/2008                 8,103.33                7,844.90                7,772.69
11/30/2008                 7,445.43                7,168.10                7,107.07
12/31/2008                 7,543.33                7,569.89                7,357.71
 1/31/2009                 7,823.87                8,014.57                7,678.75
 2/28/2009                 7,609.28                7,850.48                7,501.09
 3/31/2009                 7,676.57                8,009.73                7,612.19
 4/30/2009                 8,357.89                8,817.12                8,350.92
 5/31/2009                 9,096.76                9,296.47                8,836.46
 6/30/2009                 9,497.08                9,630.09                9,133.84
 7/31/2009                10,065.93               10,214.48                9,712.59
 8/31/2009                10,345.72               10,403.55                9,875.29
 9/30/2009                10,968.20               10,989.26               10,391.60
10/31/2009                11,223.91               11,189.64               10,544.91
11/30/2009                11,372.72               11,345.65               10,679.29
12/31/2009                11,671.04               11,674.43               10,999.13
 1/31/2010                11,939.80               11,823.10               11,138.53
 2/28/2010                11,993.82               11,859.09               11,155.32
 3/31/2010                12,402.89               12,196.68               11,509.86
 4/30/2010                12,729.23               12,479.47               11,760.10
 5/31/2010                12,219.38               12,082.09               11,324.77
 6/30/2010                12,327.95               12,221.80               11,414.61
 7/31/2010                12,733.43               12,599.49               11,822.45
 8/31/2010                12,772.39               12,615.65               11,815.36
 9/30/2010                13,143.99               12,950.30               12,175.14
10/31/2010                13,512.55               13,256.45               12,513.55
11/30/2010                13,435.99               13,116.45               12,387.57
12/31/2010                13,709.37               13,357.82               12,639.18
 1/31/2011                13,976.04               13,626.80               12,903.10
 2/28/2011                14,254.25               13,804.56               13,111.00
 3/31/2011                14,339.23               13,860.82               13,137.96
 4/30/2011                14,587.46               14,053.56               13,344.06
 5/31/2011                14,665.36               14,114.23               13,373.53
 6/30/2011                14,463.99               14,004.79               13,225.15
 7/31/2011                14,588.71               14,196.94               13,334.98
 8/31/2011                13,926.64               13,671.61               12,735.61
 9/30/2011                13,445.71               13,287.89               12,285.56
10/31/2011                14,021.53               14,002.14               13,001.78
11/30/2011                13,766.01               13,748.44               12,708.93
12/31/2011                14,070.91               14,088.23               12,999.37
 1/31/2012                14,488.88               14,463.28               13,432.09
 2/29/2012                14,844.97               14,793.38               13,742.76
 3/31/2012                14,912.45               14,796.17               13,745.45
 4/30/2012                15,014.83               14,949.68               13,867.58
 5/31/2012                14,804.97               14,751.95               13,641.93
 6/30/2012                15,050.08               15,026.96               13,898.22
 7/31/2012                15,349.07               15,291.24               14,152.54
 8/31/2012                15,606.31               15,474.87               14,331.62
 9/30/2012                15,869.23               15,669.08               14,530.02
10/31/2012                16,093.89               15,803.35               14,655.40
11/30/2012                16,168.58               15,922.79               14,772.69
12/31/2012                16,455.70               16,160.92               15,006.20
 1/31/2013                16,774.76               16,370.85               15,224.03

                                   [END CHART]

                        Data from 7/31/08 to 1/31/13.*

                        See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA HIGH INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UHYOX)

--------------------------------------------------------------------------------
                                          1/31/13                      7/31/12
--------------------------------------------------------------------------------
Net Assets                             $6.5 Million                 $5.7 Million
Net Asset Value Per Share                 $8.80                        $8.42

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/13
--------------------------------------------------------------------------------
    8/1/12-1/31/13*               1 Year               Since Inception 8/01/10
         9.16%                    15.27%                       11.15%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/10
    16.30%                                                    10.64%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 1/31/13**
--------------------------------------------------------------------------------
    Unsubsidized            4.46%                Subsidized             4.71%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/12***
--------------------------------------------------------------------------------
    Before Reimbursement    1.46%                After Reimbursement    1.21%

               (includes acquired fund fees and expenses of 0.01%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.20% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

12  | USAA HIGH INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  USAA HIGH INCOME         CREDIT SUISSE      LIPPER HIGH CURRENT
                 FUND ADVISER SHARES     HIGH YIELD INDEX    YIELD BOND FUNDS INDEX
 7/31/2010          $10,000.00             $10,000.00             $10,000.00
 8/31/2010           10,030.71              10,012.83               9,994.01
 9/30/2010           10,316.99              10,278.43              10,298.32
10/31/2010           10,588.61              10,521.42              10,584.57
11/30/2010           10,524.02              10,410.30              10,478.01
12/31/2010           10,732.48              10,601.87              10,690.83
 1/31/2011           10,937.44              10,815.36              10,914.07
 2/28/2011           11,150.86              10,956.44              11,089.92
 3/31/2011           11,212.33              11,001.10              11,112.72
 4/30/2011           11,402.05              11,154.07              11,287.05
 5/31/2011           11,458.62              11,202.22              11,311.98
 6/30/2011           11,296.48              11,115.36              11,186.47
 7/31/2011           11,389.73              11,267.87              11,279.37
 8/31/2011           10,867.67              10,850.92              10,772.40
 9/30/2011           10,488.62              10,546.37              10,391.72
10/31/2011           10,935.08              11,113.26              10,997.53
11/30/2011           10,744.35              10,911.90              10,749.83
12/31/2011           10,977.63              11,181.59              10,995.50
 1/31/2012           11,300.22              11,479.26              11,361.51
 2/29/2012           11,573.59              11,741.25              11,624.29
 3/31/2012           11,622.25              11,743.46              11,626.57
 4/30/2012           11,698.18              11,865.31              11,729.87
 5/31/2012           11,530.79              11,708.37              11,539.01
 6/30/2012           11,703.61              11,926.64              11,755.79
 7/31/2012           11,932.28              12,136.39              11,970.90
 8/31/2012           12,142.34              12,282.14              12,122.38
 9/30/2012           12,342.50              12,436.28              12,290.19
10/31/2012           12,510.75              12,542.85              12,396.25
11/30/2012           12,549.54              12,637.64              12,495.46
12/31/2012           12,766.88              12,826.64              12,692.97
 1/31/2013           13,025.23              12,993.26              12,877.22

                                   [END CHART]

                        Data from 7/31/10 to 1/31/13.*

                        See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High Income Fund Adviser Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                              o TOP 10 HOLDINGS* o
                                  AS OF 1/31/13
                                (% of Net Assets)

                                                       COUPON RATE %    % OF NET ASSETS
                                                       --------------------------------
iShares iBoxx High Yield Corporate Bond Fund** ........     n/a               2.8%
Nustar Logistics LP ...................................     n/a               2.2%
SPDR Barclays Capital High Yield Bond Fund ............     n/a               1.4%
PPL Capital Funding, Inc. .............................    6.70%              1.3%
Lincoln National Corp. ................................    7.00%              1.2%
Glen Meadow ...........................................    6.51%              1.1%
QBE Capital Funding III, LP ...........................    7.25%              1.1%
Chesapeake Energy Corp., 5.75%, perpetual .............    5.75%              1.1%
StanCorp Financial Group, Inc. ........................    6.90%              1.1%
Textron Financial Corp. ...............................    6.00%              1.0%

You will find a complete list of securities that the Fund owns on pages 16-38.

* Excludes money market instruments.

**The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

14  | USAA HIGH INCOME FUND

================================================================================

                        o ASSET ALLOCATION -- 1/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

FINANCIALS                                                                 24.3%
ENERGY                                                                     18.9%
CONSUMER DISCRETIONARY                                                     11.1%
MATERIALS                                                                   9.2%
INDUSTRIALS                                                                 6.9%
TELECOMMUNICATION SERVICES                                                  6.7%
UTILITIES                                                                   5.6%
EXCHANGE-TRADED FUNDS*                                                      4.2%
HEALTH CARE                                                                 4.1%
INFORMATION TECHNOLOGY                                                      3.5%
CONSUMER STAPLES                                                            3.4%
MONEY MARKET INSTRUMENTS                                                    3.3%
MUNICIPAL BONDS                                                             0.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (67.4%)

            CONSUMER DISCRETIONARY (9.0%)
            -----------------------------
            ADVERTISING (0.5%)
   $ 6,784  Clear Channel Communications, Inc.(a)                 3.85%        1/29/2016           $    5,888
     5,000  Clear Channel Worldwide Holdings, Inc.                7.63         3/15/2020                5,250
                                                                                                   ----------
                                                                                                       11,138
                                                                                                   ----------
            APPAREL RETAIL (0.4%)
     5,665  Limited Brands, Inc.                                  6.95         3/01/2033                5,863
     2,362  Limited Brands, Inc.                                  7.60         7/15/2037                2,528
                                                                                                   ----------
                                                                                                        8,391
                                                                                                   ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     4,453  Kellwood Co.(b)                                      12.88        12/31/2014                4,046
                                                                                                   ----------
            AUTO PARTS & EQUIPMENT (0.2%)
     1,274  Federal-Mogul Corp.(a)                                2.15        12/29/2014                1,212
       650  Federal-Mogul Corp.(a)                                2.14        12/28/2015                  619
     2,000  Lear Corp.(c)                                         4.75         1/15/2023                2,000
                                                                                                   ----------
                                                                                                        3,831
                                                                                                   ----------
            BROADCASTING (0.5%)
     5,000  Sinclair Television Group, Inc.(c)                    6.13        10/01/2022                5,362
     4,000  Univision Communications, Inc.(c)                     8.50         5/15/2021                4,280
                                                                                                   ----------
                                                                                                        9,642
                                                                                                   ----------
            CABLE & SATELLITE (1.3%)
     5,000  Cablevision Systems Corp.                             8.00         4/15/2020                5,675
     5,000  CCO Holdings, LLC                                     6.63         1/31/2022                5,475
     5,000  Cequel Communications Holdings I,
               LLC and Cequel Capital Corp.(c)                    8.63        11/15/2017                5,362
     5,000  Cequel Communications Holdings I,
               LLC and Cequel Capital Corp.(c)                    6.38         9/15/2020                5,263
     4,500  Mediacom Broadband, LLC                               6.38         4/01/2023                4,624
                                                                                                   ----------
                                                                                                       26,399
                                                                                                   ----------
            CASINOS & GAMING (3.6%)
     5,000  Boyd Gaming Corp.                                     7.13         2/01/2016                5,025
     1,941  Caesar's Entertainment Operating Co., Inc.(a)         5.45         1/26/2018                1,806
     6,025  Caesar's Entertainment Operating Co., Inc.           10.00        12/15/2018                4,135

================================================================================

16  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
   $ 4,000  Caesars Operating Escrow, LLC                         8.50%        2/15/2020           $    4,033
     6,000  Chester Downs & Marina, LLC(c)                        9.25         2/01/2020                5,910
     5,041  CityCenter Holdings, LLC                             10.75         1/15/2017                5,590
     1,500  Eldorado Resorts, LLC(c)                              8.63         6/15/2019                1,493
     2,213  Inn of the Mountain Gods Resort & Casino(b),(c)       1.25        11/30/2020                1,886
       372  Inn of the Mountain Gods Resort & Casino(c)           8.75        11/30/2020                  365
     4,000  Isle of Capri Casinos                                 8.88         6/15/2020                4,380
     6,000  Marina District Finance Co., Inc.                     9.88         8/15/2018                6,120
     8,000  MGM Resorts International                             8.63         2/01/2019                9,160
     5,050  MTR Gaming Group, Inc.(c)                            11.50         8/01/2019                5,378
     5,000  Pinnacle Entertainment, Inc.                          8.75         5/15/2020                5,450
     4,975  Revel Entertainment, LLC(a)                           9.00         2/17/2017                2,172
     5,000  Scientific Games International, Inc.(c)               6.25         9/01/2020                5,206
     2,000  Shingle Springs Tribal Gaming Auth.(c)                9.38         6/15/2015                2,015
     3,000  Snoqualmie Entertainment Auth.(c)                     4.48(d)      2/01/2014                3,000
       850  Snoqualmie Entertainment Auth.(c)                     9.13         2/01/2015                  854
                                                                                                   ----------
                                                                                                       73,978
                                                                                                   ----------
            DEPARTMENT STORES (0.3%)
     3,200  Dillard's, Inc.                                       7.13         8/01/2018                3,664
     2,100  May Department Stores Co.                             7.88         8/15/2036                2,293
                                                                                                   ----------
                                                                                                        5,957
                                                                                                   ----------
            HOMEBUILDING (0.5%)
     5,000  KB Home                                               7.50         9/15/2022                5,625
     5,000  Taylor Morrison Communities, Inc.(c)                  7.75         4/15/2020                5,400
                                                                                                   ----------
                                                                                                       11,025
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
     2,000  Royal Caribbean Cruises Ltd.                          5.25        11/15/2022                2,130
                                                                                                   ----------
            MOVIES & ENTERTAINMENT (0.4%)
     5,000  AMC Entertainment, Inc.                               8.75         6/01/2019                5,550
     2,000  Production Resource Group, Inc.                       8.88         5/01/2019                1,565
       500  Regal Entertainment Group                             5.75         2/01/2025                  496
                                                                                                   ----------
                                                                                                        7,611
                                                                                                   ----------
            PUBLISHING (0.0%)
       195  American Media, Inc.(c)                              13.50         6/15/2018                  173
                                                                                                   ----------
            RESTAURANTS (0.2%)
     4,000  NPC International, Inc.                              10.50         1/15/2020                4,660
                                                                                                   ----------
            SPECIALTY STORES (0.5%)
     4,975  Harbor Freight Tools USA, Inc.(a)                     5.50        11/14/2017                5,058
     5,000  Michaels Stores, Inc.                                 7.75        11/01/2018                5,494
                                                                                                   ----------
                                                                                                       10,552
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            TIRES & RUBBER (0.3%)
   $ 5,000  Goodyear Tire & Rubber Co.                            7.00%        5/15/2022           $    5,388
                                                                                                   ----------
            Total Consumer Discretionary                                                              184,921
                                                                                                   ----------
            CONSUMER STAPLES (1.5%)
            -----------------------
            FOOD DISTRIBUTORS (0.2%)
     4,000  U.S. Foodservice(c)                                   8.50         6/30/2019                4,180
                                                                                                   ----------
            FOOD RETAIL (0.1%)
       910  Albertsons, Inc.                                      8.70         5/01/2030                  669
     1,000  American Stores Co.                                   8.00         6/01/2026                1,252
                                                                                                   ----------
                                                                                                        1,921
                                                                                                   ----------
            PACKAGED FOODS & MEAT (1.2%)
     5,000  Chiquita Brands International, Inc.(c),(e)            7.88         2/01/2021                5,056
    15,000  Kraft Foods Group, Inc.                               3.50         6/06/2022               15,719
     4,000  Reddy Ice Corp.                                      11.25         3/15/2015                4,180
     2,175  Reddy Ice Holdings, Inc., acquired
              6/13/2012; cost $218(f),(g),(h)                    10.50        11/01/2013                    -
                                                                                                   ----------
                                                                                                       24,955
                                                                                                   ----------
            Total Consumer Staples                                                                     31,056
                                                                                                   ----------
            ENERGY (16.5%)
            --------------
            COAL & CONSUMABLE FUELS (0.8%)
     5,000  Alpha Natural Resources                               9.75         4/15/2018                5,475
     5,000  Arch Coal, Inc.(c)                                    9.88         6/15/2019                5,212
     1,500  CONSOL Energy, Inc.                                   8.00         4/01/2017                1,627
     1,000  CONSOL Energy, Inc.                                   8.25         4/01/2020                1,088
     1,000  James River Coal Co.                                  7.88         4/01/2019                  530
     1,500  Murray Energy Corp.(c)                               10.25        10/15/2015                1,508
     2,000  Peabody Energy Corp.                                  7.88        11/01/2026                2,165
                                                                                                   ----------
                                                                                                       17,605
                                                                                                   ----------
            INTEGRATED OIL & GAS (0.1%)
     1,910  Northern Tier Energy, LLC(c)                          7.13        11/15/2020                2,015
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
     5,000  Basic Energy Services                                 7.75         2/15/2019                5,000
     5,000  Global Geophysical Services, Inc.                    10.50         5/01/2017                4,400
       868  Helix Energy Solutions Group, Inc.(c)                 9.50         1/15/2016                  894
                                                                                                   ----------
                                                                                                       10,294
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (7.0%)
     5,000  Alta Mesa Holdings, LP                                9.63        10/15/2018                5,275
    10,000  Bill Barrett Corp.(i)                                 7.00        10/15/2022               10,350
     5,000  BreitBurn Energy(c)                                   7.88         4/15/2022                5,313
     7,000  Carrizo Oil & Gas, Inc.                               8.63        10/15/2018                7,577

================================================================================

18  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
   $ 5,000  Chaparral Energy, Inc.                                8.25%        9/01/2021           $    5,575
     5,000  Comstock Resources, Inc.                              7.75         4/01/2019                5,188
     2,500  Comstock Resources, Inc.                              9.50         6/15/2020                2,713
     5,000  EP Energy, LLC & Everest Acquisition Fin., Inc.       9.38         5/01/2020                5,625
     1,000  EP Energy, LLC & Everest Acquisition Fin., Inc.       7.75         9/01/2022                1,080
     5,000  EV Energy Partners, LP                                8.00         4/15/2019                5,362
     5,000  Forest Oil Corp.(c)                                   7.50         9/15/2020                5,350
     7,194  GMX Resources, Inc.(b)                               13.00        12/01/2017                7,266
     4,000  Magnum Hunter Resources(c)                            9.75         5/15/2020                4,200
     7,250  NFR Energy, LLC                                       9.75         2/15/2017                7,286
     5,000  PDC Energy, Inc.                                      7.75        10/15/2022                5,225
     5,000  Penn Virginia Corp.                                   7.25         4/15/2019                4,875
     5,000  Plains Exploration & Production Co.                   6.50        11/15/2020                5,556
     6,000  Quicksilver Resources, Inc.                          11.75         1/01/2016                6,150
    10,000  Quicksilver Resources, Inc.                           7.13         4/01/2016                8,400
     5,000  Resolute Energy Corp.(c)                              8.50         5/01/2020                5,150
     5,000  Rex Energy Corp.(c)                                   8.88        12/01/2020                5,050
     5,000  Samson Investment Co.(a)                              6.00         9/25/2018                5,083
     5,000  Samson Investment Co.(c)                              9.75         2/15/2020                5,344
    10,000  Sandridge Energy, Inc.                                7.50         2/15/2023               10,675
     4,000  Venoco, Inc.                                          8.88         2/15/2019                3,910
                                                                                                   ----------
                                                                                                      143,578
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (8.1%)
     5,000  Atlas Pipeline, LP(c)                                 6.63        10/01/2020                5,275
     5,000  Copano Energy, LLC                                    7.13         4/01/2021                5,762
     5,061  El Paso Corp.                                         7.80         8/01/2031                5,931
    11,400  Enbridge Energy Partners, LP(i)                       8.05        10/01/2037               12,952
     2,500  Energy Transfer Equity, LP                            7.50        10/15/2020                2,894
     9,000  Enterprise Products Operating, LLC                    7.03         1/15/2068               10,316
    12,250  Enterprise Products Operating, LP                     7.00         6/01/2067               13,241
     5,000  Genesis Energy, LP                                    7.88        12/15/2018                5,425
     2,300  Inergy Midstream, LP(c)                               6.00        12/15/2020                2,386
     5,000  MarkWest Energy Partners, LP                          6.50         8/15/2021                5,450
     1,500  MarkWest Energy Partners, LP                          4.50         7/15/2023                1,494
    10,000  NGPL PipeCo, LLC                                      7.12        12/15/2017               10,950
     3,000  NGPL PipeCo, LLC(c)                                   9.63         6/01/2019                3,480
     5,000  NGPL PipeCo, LLC(c)                                   7.77        12/15/2037                5,325
     1,760  Nustar Logistics LP                                   7.63         1/15/2018               45,609
     5,000  Sabine Pass LNG, LP                                   7.50        11/30/2016                5,575
     2,000  Sabine Pass LNG, LP(c)                                6.50        11/01/2020                2,060
    10,000  Sabine Pass LNG, LP(c)                                5.63         2/01/2021               10,050
     5,000  Southern Union Co.                                    3.33(d)     11/01/2066                4,337
     3,000  Targa Resources Partners, LP(c)                       6.88         2/01/2021                3,300

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------

   $ 3,000  Targa Resources Partners, LP(c)                       5.25%        5/01/2023           $    3,135
     1,000  Teekay Corp.                                          8.50         1/15/2020                1,085
                                                                                                   ----------
                                                                                                      166,032
                                                                                                   ----------
            Total Energy                                                                              339,524
                                                                                                   ----------
            FINANCIALS (13.8%)
            ------------------
            CONSUMER FINANCE (1.4%)
     7,000  Ally Financial, Inc.                                  5.50         2/15/2017                7,560
     4,000  American Express Co.                                  6.80         9/01/2066                4,265
     6,000  Credit Acceptance Corp.                               9.13         2/01/2017                6,585
     5,000  Ford Motor Credit Co., LLC                            5.75         2/01/2021                5,666
       200  GMAC Capital Trust I                                  8.13         2/15/2040                5,334
                                                                                                   ----------
                                                                                                       29,410
                                                                                                   ----------
            DIVERSIFIED BANKS (1.1%)
     4,000  Compass Bank                                          6.40        10/01/2017                4,280
     1,800  USB Realty Corp.(c)                                   1.45(d)              -(j)             1,575
    15,000  Wells Fargo & Co.                                     3.50         3/08/2022               15,665
                                                                                                   ----------
                                                                                                       21,520
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000  Lehman Brothers Holdings, Inc.(h)                     5.75         4/25/2030                  250
     1,500  Lehman Brothers Treasury Co. B.V.(h)                  6.88         5/02/2018                  593
                                                                                                   ----------
                                                                                                          843
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (3.0%)
     1,000  Americo Life, Inc.(c)                                 7.88         5/01/2013                1,016
       250  Delphi Financial Group, Inc.                          7.38         5/15/2037                6,384
     3,000  Forethought Financial Group(c)                        8.63         4/15/2021                3,576
     2,000  Great-West Life & Annuity Insurance Co.(c)            7.15         5/16/2046                2,085
    23,000  Lincoln National Corp.                                7.00         5/17/2066               23,713
     2,000  MetLife, Inc.                                        10.75         8/01/2039                3,085
    22,000  StanCorp Financial Group, Inc.                        6.90         6/01/2067               22,495
                                                                                                   ----------
                                                                                                       62,354
                                                                                                   ----------
            MULTI-LINE INSURANCE (2.8%)
    21,299  Genworth Financial, Inc.                              6.15        11/15/2066               17,982
    25,000  Glen Meadow(c)                                        6.51         2/12/2067               23,312
    15,000  Nationwide Mutual Insurance Co.(c)                    5.81        12/15/2024               15,150
                                                                                                   ----------
                                                                                                       56,444
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
     9,000  ABN AMRO North America Holding Co.(c)                 3.36(d)              -(j)             9,011
     5,000  General Electric Capital Corp.                        6.25                 -(j)             5,482
     4,000  General Electric Capital Trust I                      6.38        11/15/2067                4,233
     6,034  ILFC E-Capital Trust I(c)                             4.54(d)     12/21/2065                4,827
    16,362  ILFC E-Capital Trust II(c)                            6.25        12/21/2065               14,358

================================================================================

20  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  International Lease Finance Corp.                     8.63%        1/15/2022           $    6,375
     1,000  Washington Mutual Bank(h)                             5.55         6/16/2030                  316
                                                                                                   ----------
                                                                                                       44,602
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.1%)
     2,300  Assured Guaranty U.S. Holdings, Inc.                  6.40        12/15/2066                2,070
     1,000  Financial Security Assurance Holdings Ltd.(c)         6.40        12/15/2066                  900
     3,780  Hanover Insurance Group, Inc.                         8.21         2/03/2027                3,917
     5,400  Ironshore Holdings, Inc.(c)                           8.50         5/15/2020                6,029
     1,500  Kingsway America, Inc.                                7.50         2/01/2014                1,357
     6,000  Liberty Mutual Group, Inc.(c)                         7.00         3/15/2037                6,060
     2,000  Zenith National Insurance Corp.                       8.55         8/01/2028                2,025
                                                                                                   ----------
                                                                                                       22,358
                                                                                                   ----------
            REGIONAL BANKS (1.0%)
     1,000  AmSouth Bancorp.                                      6.75        11/01/2025                1,054
     1,500  First Empire Capital Trust I                          8.23         2/01/2027                1,483
     3,000  First Niagara Financial Group, Inc.                   7.25        12/15/2021                3,552
     2,000  M&T Capital Trust II                                  8.28         6/01/2027                2,045
    10,409  Regions Bank                                          6.45         6/26/2037               11,177
     1,790  Regions Financial Corp.                               7.38        12/10/2037                2,009
                                                                                                   ----------
                                                                                                       21,320
                                                                                                   ----------
            REITs - MORTGAGE (0.5%)
    10,000  Walter Investments Management New Term Loan(a),(e)    5.75        11/28/2017               10,175
                                                                                                   ----------
            REITs - Retail (0.3%)
     3,000  New Plan Excel Realty Trust, Inc.                     5.30         1/15/2015                2,977
     2,675  New Plan Excel Realty Trust, Inc.                     5.25         9/15/2015                2,655
     1,550  New Plan Excel Realty Trust, Inc.                     7.50         7/30/2029                1,273
                                                                                                   ----------
                                                                                                        6,905
                                                                                                   ----------
            REITs - SPECIALIZED (0.3%)
     5,000  Aviv Healthcare Properties, LP                        7.75         2/15/2019                5,387
     1,000  Sabra Health Care                                     8.13        11/01/2018                1,083
                                                                                                   ----------
                                                                                                        6,470
                                                                                                   ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
     1,000  Provident Funding Associations, LP(c)                10.25         4/15/2017                1,123
                                                                                                   ----------
            Total Financials                                                                          283,524
                                                                                                   ----------
            HEALTH CARE (3.0%)
            ------------------
            HEALTH CARE EQUIPMENT (0.4%)
     1,500  Accellent, Inc.                                       8.38         2/01/2017                1,590
     1,500  Accellent, Inc.                                      10.00        11/01/2017                1,328
     5,000  Universal Hospital Services, Inc.                     7.63         8/15/2020                5,387
                                                                                                   ----------
                                                                                                        8,305
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (1.4%)
$   10,000  HCA Holdings, Inc.                                    7.75%        5/15/2021           $   10,975
     5,000  IASIS Healthcare, LLC                                 8.38         5/15/2019                5,100
     5,000  Kindred Healthcare, Inc.                              8.25         6/01/2019                4,950
     4,000  Tenet Healthcare Corp.                                8.00         8/01/2020                4,360
     2,000  Tenet Healthcare Corp.(c),(e)                         4.50         4/01/2021                1,972
       500  USPI Finance Corp.                                    9.00         4/01/2020                  564
                                                                                                   ----------
                                                                                                       27,921
                                                                                                   ----------
            HEALTH CARE SERVICES (0.6%)
     2,916  Alliance HealthCare Services, Inc.(a)                 7.25         6/01/2016                2,927
     2,000  Alliance HealthCare Services, Inc.                    8.00        12/01/2016                1,890
     2,500  ConvaTec Healthcare(c)                               10.50        12/15/2018                2,788
     5,000  Radiation Therapy Services, Inc.                      9.88         4/15/2017                3,462
     2,000  ResCare, Inc.                                        10.75         1/15/2019                2,220
                                                                                                   ----------
                                                                                                       13,287
                                                                                                   ----------
            HEALTH CARE SUPPLIES (0.6%)
     3,970  DJO Finance, LLC(a)                                   6.25         9/15/2017                4,022
     1,000  DJO Finance, LLC                                      9.75        10/15/2017                  970
     3,000  DJO Finance, LLC                                      7.75         4/15/2018                2,992
     4,000  VWR Funding, Inc.(c)                                  7.25         9/15/2017                4,255
                                                                                                   ----------
                                                                                                       12,239
                                                                                                   ----------
            Total Health Care                                                                          61,752
                                                                                                   ----------
            INDUSTRIALS (6.0%)
            ------------------
            AEROSPACE & DEFENSE (1.0%)
       500  Gencorp, Inc.(c)                                      7.13         3/15/2021                  520
    22,500  Textron Financial Corp.(c)                            6.00         2/15/2067               20,475
                                                                                                   ----------
                                                                                                       20,995
                                                                                                   ----------
            AIRLINES (2.0%)
       976  America West Airlines, Inc. Pass-Through Trust        6.87         1/02/2017                1,020
       506  America West Airlines, Inc. Pass-Through Trust        7.12         1/02/2017                  502
     6,803  American Airlines, Inc. Pass-Through Trust            7.00         1/31/2018                7,126
     1,880  American Airlines, Inc. Pass-Through Trust            8.63        10/15/2021                1,956
     2,000  Continental Airlines, Inc. "A" Pass-Through Trust     6.25         4/11/2020                2,130
     5,000  Continental Airlines, Inc. Pass-Through Trust         6.13         4/29/2018                4,975
     3,000  Continental Airlines, Inc. Pass-Through Trust         5.50         4/29/2022                3,135
     6,160  United Air Lines, Inc. Pass-Through Trust(c)         12.00         7/15/2017                6,776
     7,372  US Airways Group, Inc. Pass-Through Trust             8.50         4/22/2017                7,814
     2,834  US Airways Group, Inc. Pass-Through Trust             9.75        10/22/2018                3,032
     1,923  US Airways Group, Inc. Pass-Through Trust (INS)       7.08         3/20/2021                2,000
                                                                                                   ----------
                                                                                                       40,466
                                                                                                   ----------

================================================================================

22  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            BUILDING PRODUCTS (0.3%)
$      250  Unifrax I, LLC(c),(e)                                 7.50%        2/15/2019           $      250
     5,000  USG Corp.(c)                                          8.38        10/15/2018                5,575
                                                                                                   ----------
                                                                                                        5,825
                                                                                                   ----------
            COMMERCIAL PRINTING (0.9%)
     5,000  Cenveo Corp.                                          8.88         2/01/2018                4,963
     5,035  Harland Clarke Holdings Corp.                         6.00(d)      5/15/2015                4,695
     8,000  R.R. Donnelley & Sons Co.                             8.25         3/15/2019                8,160
                                                                                                   ----------
                                                                                                       17,818
                                                                                                   ----------
            CONSTRUCTION & ENGINEERING (0.1%)
     2,000  Zachry Holdings, Inc.(c)                              7.50         2/01/2020                2,070
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     5,000  ArvinMeritor, Inc.                                    8.13         9/15/2015                5,269
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.0%)
       715  Tomkins, LLC                                          9.00        10/01/2018                  802
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.6%)
     5,000  Dynacast International, LLC                           9.25         7/15/2019                5,363
     1,350  Mueller Water Products, Inc.                          8.75         9/01/2020                1,542
     5,000  Thermadyne Holdings Corp.                             9.00        12/15/2017                5,425
                                                                                                   ----------
                                                                                                       12,330
                                                                                                   ----------
            RAILROADS (0.4%)
     4,135  Florida East Coast Railway Corp.                      8.13         2/01/2017                4,455
     3,953  Southern Capital Corp.(c)                             5.70         6/30/2022                4,159
                                                                                                   ----------
                                                                                                        8,614
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
     3,500  United Rentals North America, Inc.                    7.38         5/15/2020                3,867
                                                                                                   ----------
            TRUCKING (0.3%)
     5,000  Avis Budget Car Rental, LLC                           9.63         3/15/2018                5,575
                                                                                                   ----------
            Total Industrials                                                                         123,631
                                                                                                   ----------
            INFORMATION TECHNOLOGY (2.7%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.3%)
     3,500  Avaya, Inc.                                          10.13        11/01/2015                3,351
     3,500  Avaya, Inc.(c)                                        7.00         4/01/2019                3,360
                                                                                                   ----------
                                                                                                        6,711
                                                                                                   ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
     4,750  First Data Corp.(c)                                   7.38         6/15/2019                5,023
     2,000  First Data Corp.(c)                                   6.75        11/01/2020                2,065
     8,000  First Data Corp.(c),(e)                              11.25         1/15/2021                8,060

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    6,797  First Data Corp.                                     12.63%        1/15/2021           $    7,273
     4,000  Lender Processing Services, Inc.                      5.75         4/15/2023                4,260
     4,000  SunGard Data Systems, Inc.                            6.63        11/01/2019                4,150
                                                                                                   ----------
                                                                                                       30,831
                                                                                                   ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
     3,000  MEMC Electronic Materials, Inc.                       7.75         4/01/2019                2,685
                                                                                                   ----------
            SEMICONDUCTORS (0.3%)
     3,000  Freescale Semiconductor, Inc.(c)                      9.25         4/15/2018                3,315
     2,170  Freescale Semiconductor, Inc.                        10.75         8/01/2020                2,419
                                                                                                   ----------
                                                                                                        5,734
                                                                                                   ----------
            SYSTEMS SOFTWARE (0.3%)
     5,000  Sophia, LP                                            9.75         1/15/2019                5,500
                                                                                                   ----------
            TECHNOLOGY DISTRIBUTORS (0.2%)
     3,990  CDW, LLC                                              8.50         4/01/2019                4,439
                                                                                                   ----------
            Total Information Technology                                                               55,900
                                                                                                   ----------
            MATERIALS (4.6%)
            ----------------
            ALUMINUM (0.2%)
     4,000  Aleris International, Inc.                            7.63         2/15/2018                4,180
                                                                                                   ----------
            COMMODITY CHEMICALS (0.5%)
     5,000  Hexion U.S. Finance Corp.                             8.88         2/01/2018                5,075
     5,000  Hexion U.S. Financial Corp.(c)                        6.63         4/15/2020                4,950
                                                                                                   ----------
                                                                                                       10,025
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     1,250  Eagle Spinco, Inc.(c)                                 4.63         2/15/2021                1,263
       250  US Coatings Acquisition, Inc.(c),(e)                  7.38         5/01/2021                  258
                                                                                                   ----------
                                                                                                        1,521
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.2%)
     4,000  Thompson Creek Metals Co., Inc.                       7.38         6/01/2018                3,570
                                                                                                   ----------
            METAL & GLASS CONTAINERS (1.4%)
     8,500  Reynolds Group Holdings Ltd.                          7.88         8/15/2019                9,392
     6,000  Reynolds Group Holdings Ltd.                          9.88         8/15/2019                6,570
     7,980  Reynolds Group Holdings, Inc.(a)                      4.75         9/28/2018                8,109
     5,000  Reynolds Group Issuer, Inc.                           5.75        10/15/2020                5,125
                                                                                                   ----------
                                                                                                       29,196
                                                                                                   ----------
            PAPER PACKAGING (0.6%)
     3,000  Longview Fibre Paper & Packaging, Inc.(c)             8.00         6/01/2016                3,173
     3,265  Packaging Dynamics Corp.(c)                           8.75         2/01/2016                3,428
     7,000  Sealed Air Corp.(c)                                   6.88         7/15/2033                6,755
                                                                                                   ----------
                                                                                                       13,356
                                                                                                   ----------

================================================================================

24  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.1%)
$      500  Clearwater Paper Corp.(c)                             4.50%        2/01/2023           $      499
     4,000  Verso Paper Holdings, LLC                             8.75         2/01/2019                1,610
                                                                                                   ----------
                                                                                                        2,109
                                                                                                   ----------
            SPECIALTY CHEMICALS (0.2%)
     5,000  Momentive Performance Materials, Inc.                 9.00         1/15/2021                3,900
                                                                                                   ----------
            STEEL (1.3%)
    12,000  Atkore International, Inc.(c)                         9.88         1/01/2018               13,290
     5,000  Edgen Murray Corp.(c)                                 8.75        11/01/2020                5,137
     6,000  JMC Steel Group(c)                                    8.25         3/15/2018                6,420
     1,000  Severstal Columbus Escrow, LLC                       10.25         2/15/2018                1,083
                                                                                                   ----------
                                                                                                       25,930
                                                                                                   ----------
            Total Materials                                                                            93,787
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (5.4%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.6%)
    10,000  Level 3 Financing, Inc.                               8.13         7/01/2019               10,950
                                                                                                   ----------
            INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
     5,000  Cincinnati Bell, Inc.                                 8.75         3/15/2018                5,306
     9,000  Citizens Communications Co.                           9.00         8/15/2031                9,810
     5,002  Frontier Communications Corp.                         8.75         4/15/2022                5,815
     3,000  GCI, Inc.                                             8.63        11/15/2019                3,187
       200  Qwest Corp.                                           7.38         6/01/2016                5,414
    10,000  Windstream Corp.(c)                                   7.50         6/01/2022               10,875
     3,000  Windstream Corp.(c)                                   6.38         8/01/2023                3,023
                                                                                                   ----------
                                                                                                       43,430
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (2.7%)
     9,250  Clearwire Communications, LLC(c)                     12.00        12/01/2015               10,042
     4,000  Clearwire Communications, LLC(c)                     12.00        12/01/2017                4,730
     5,000  Cricket Communications, Inc.                          7.75        10/15/2020                5,213
     4,000  MetroPCS Communications, Inc.                         6.63        11/15/2020                4,255
     2,000  NII Capital Corp.                                     8.88        12/15/2019                1,690
     4,000  NII Capital Corp.                                     7.63         4/01/2021                3,160
    12,000  Sprint Nextel Corp.                                   7.00         8/15/2020               13,050
    13,000  Sprint Nextel Corp.                                   6.00        11/15/2022               13,130
                                                                                                   ----------
                                                                                                       55,270
                                                                                                   ----------
            Total Telecommunication Services                                                          109,650
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            UTILITIES (4.9%)
            ----------------
            ELECTRIC UTILITIES (2.3%)
$      387  FPL Energy National Wind Portfolio, LLC(c)            6.13%        3/25/2019           $      325
       243  FPL Energy Wind Funding, LLC(c)                       6.88         6/27/2017                  210
     2,000  FPL Group Capital, Inc.                               7.30         9/01/2067                2,262
     3,000  Otter Tail Corp.                                      9.00        12/15/2016                3,525
    24,630  PPL Capital Funding, Inc.(i)                          6.70         3/30/2067               26,255
     4,000  Texas Competitive Electric Holdings Co., LLC         10.25        11/01/2015                1,200
    16,960  Texas Competitive Electric Holdings Co., LLC(a)       4.74        10/10/2017               11,230
     3,000  Texas Competitive Electric Holdings Co., LLC(c)      11.50        10/01/2020                2,385
                                                                                                   ----------
                                                                                                       47,392
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.5%)
     7,000  AES Corp.                                             7.38         7/01/2021                7,840
     5,400  Calpine Corp.(c)                                      7.88         1/15/2023                5,994
    15,000  Genon Energy, Inc.                                    9.88        10/15/2020               17,325
                                                                                                   ----------
                                                                                                       31,159
                                                                                                   ----------
            MULTI-UTILITIES (1.1%)
     9,790  Integrys Energy Group, Inc.                           6.11        12/01/2066               10,411
    11,025  Puget Sound Energy, Inc.                              6.97         6/01/2067               11,707
                                                                                                   ----------
                                                                                                       22,118
                                                                                                   ----------
            Total Utilities                                                                           100,669
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,281,091)                                          1,384,414
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (13.2%)

            CONSUMER DISCRETIONARY (0.9%)
            -----------------------------
            CABLE & SATELLITE (0.2%)
     5,000  Nara Cable Funding Ltd.(c)                            8.88        12/01/2018                5,125
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.7%)
     2,500  Carlson Wagonlit B.V.(c)                              6.88         6/15/2019                2,663
     5,301  NCL Corp. Ltd.                                        9.50        11/15/2018                5,858
     5,000  Viking River Cruises Ltd.(c)                          8.50        10/15/2022                5,537
                                                                                                   ----------
                                                                                                       14,058
                                                                                                   ----------
            Total Consumer Discretionary                                                               19,183
                                                                                                   ----------
            CONSUMER STAPLES (0.8%)
            -----------------------
            PACKAGED FOODS & MEAT (0.8%)
     2,300  Fage USA Dairy Industry, Inc.(c)                      9.88         2/01/2020                2,536
     9,425  JBS S.A.                                             10.50         8/04/2016               10,603
     3,000  Minerva Luxembourg, S.A.                              7.75         1/31/2023                3,082
                                                                                                   ----------
                                                                                                       16,221
                                                                                                   ----------
            Total Consumer Staples                                                                     16,221
                                                                                                   ----------

================================================================================

26  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            ENERGY (0.5%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
$    2,000  Expro Finance Luxembourg SCA                          8.50%       12/15/2016           $    2,120
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     5,000  OGX Petroleo e Gas Participacoes S.A.(c)              8.38         4/01/2022                4,500
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     3,000  Niska Gas Storage                                     8.88         3/15/2018                3,142
                                                                                                   ----------
            Total Energy                                                                                9,762
                                                                                                   ----------
            FINANCIALS (4.1%)
            -----------------
            DIVERSIFIED BANKS (1.0%)
     1,000  Barclays Bank plc(c)                                  5.93                 -(j)               995
     5,500  BayernLB Capital Trust l                              6.20                 -(j)             3,135
     5,000  Royal Bank of Scotland Group plc                      7.64                 -(j)             4,650
    10,000  Royal Bank of Scotland Group plc                      9.50         3/16/2022               11,856
                                                                                                   ----------
                                                                                                       20,636
                                                                                                   ----------
            MULTI-LINE INSURANCE (0.7%)
     5,000  AXA S.A.(c)                                           6.46                 -(j)             5,000
     8,272  ZFS Finance USA Trust II(c)                           6.45        12/15/2065                8,893
                                                                                                   ----------
                                                                                                       13,893
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     2,000  ING Capital Funding Trust III                         3.91(d)              -(j)             1,910
     6,986  ING Groep N.V.                                        5.78                 -(j)             6,707
        36  ING Groep N.V.                                        7.20                 -(j)               916
        27  ING Groep N.V.                                        7.38                 -(j)               671
        58  ING Groep N.V.                                        8.50                 -(j)             1,504
                                                                                                   ----------
                                                                                                       11,708
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.4%)
     3,000  Catlin Insurance Co. Ltd.(c)                          7.25                 -(j)             3,075
    22,000  QBE Capital Funding III, LP(c)                        7.25         5/24/2041               22,805
     4,000  XL Capital Ltd.                                       6.50                 -(j)             3,865
                                                                                                   ----------
                                                                                                       29,745
                                                                                                   ----------
            REGIONAL BANKS (0.0%)
     2,000  Glitnir Banki hf, acquired
              1/25/2008; cost $1,830(c),(f),(h)                   4.75        10/15/2013                  560
     1,000  Kaupthing Bank hf, acquired
              1/25/2008; cost $888(c),(f),(h)                     5.75        10/04/2013                  240
                                                                                                   ----------
                                                                                                          800
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            REINSURANCE (0.4%)
$    2,000  Max USA Holdings Ltd.(c)                              7.20%        4/14/2017           $    2,100
     5,000  Swiss Re Capital I, LP(c)                             6.85                 -(j)             5,337
                                                                                                   ----------
                                                                                                        7,437
                                                                                                   ----------
            Total Financials                                                                           84,219
                                                                                                   ----------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
     5,000  Valeant Pharmaceuticals International, Inc.(c)        6.75         8/15/2021                5,262
     5,000  VPI Escrow Corp.(c)                                   6.38        10/15/2020                5,213
                                                                                                   ----------
                                                                                                       10,475
                                                                                                   ----------
            Total Health Care                                                                          10,475
                                                                                                   ----------
            INDUSTRIALS (0.6%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
     2,000  Bombardier, Inc.(c)                                   6.13         1/15/2023                2,045
                                                                                                   ----------
            MARINE (0.2%)
     5,000  Navios Maritime Holdings, Inc.                        8.13         2/15/2019                4,275
     1,000  Stena AB                                              7.00        12/01/2016                  997
                                                                                                   ----------
                                                                                                        5,272
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
     5,000  Ashtead Capital, Inc.(c)                              6.50         7/15/2022                5,450
                                                                                                   ----------
            Total Industrials                                                                          12,767
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
     4,988  Magic Newco, LLC(a)                                   7.25        12/12/2018                5,077
                                                                                                   ----------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
     2,000  MMI International Ltd.(c)                             8.00         3/01/2017                2,070
                                                                                                   ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     3,000  Global A&T Electronics(e)                            10.00         2/01/2019                3,000
                                                                                                   ----------
            Total Information Technology                                                               10,147
                                                                                                   ----------
            MATERIALS (3.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.3%)
     3,000  CEMEX Finance, LLC(c)                                 9.50        12/14/2016                3,218
     1,000  CEMEX Finance, LLC                                    9.38        10/12/2022                1,135
     1,000  CEMEX, S.A. de C.V.(c)                                9.00         1/11/2018                1,085
                                                                                                   ----------
                                                                                                        5,438
                                                                                                   ----------

================================================================================

28  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            DIVERSIFIED CHEMICALS (0.3%)
$    1,000  INEOS Finance plc(c)                                  7.50%        5/01/2020           $    1,083
     5,000  INEOS Group Holdings plc(c)                           8.50         2/15/2016                5,062
                                                                                                   ----------
                                                                                                        6,145
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.3%)
     5,000  Vedanta Resources plc(c)                              8.25         6/07/2021                5,800
                                                                                                   ----------
            GOLD (0.5%)
     5,000  Eldorado Gold Corp.(c)                                6.13        12/15/2020                5,281
     5,000  New Gold, Inc.(c)                                     6.25        11/15/2022                5,300
                                                                                                   ----------
                                                                                                       10,581
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.7%)
     7,000  Ardagh Packaging Finance plc(c)                       7.38        10/15/2017                7,735
     4,000  Ardagh Packaging Finance plc(c)                       9.13        10/15/2020                4,410
     1,000  Ardagh Packaging Finance plc(c)                       7.00        11/15/2020                1,010
     1,000  Ardagh Packaging Finance plc(c)                       4.88        11/15/2022                  997
                                                                                                   ----------
                                                                                                       14,152
                                                                                                   ----------
            PAPER PACKAGING (0.3%)
     6,200  Smurfit Capital                                       7.50        11/20/2025                6,650
                                                                                                   ----------
            PAPER PRODUCTS (0.5%)
     5,725  Mercer International, Inc.                            9.50        12/01/2017                6,226
     5,000  Sappi Papier Holding GmbH(c)                          6.63         4/15/2021                5,275
                                                                                                   ----------
                                                                                                       11,501
                                                                                                   ----------
            STEEL (1.0%)
    15,000  ArcelorMittal                                         7.50        10/15/2039               15,190
     5,000  FMG Resources (August 2006) Pty Ltd.(c)               6.88         4/01/2022                5,194
                                                                                                   ----------
                                                                                                       20,384
                                                                                                   ----------
            Total Materials                                                                            80,651
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     5,000  Sable Holdings Ltd.(c)                                8.75         2/01/2020                5,700
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     3,000  Intelsat Jackson Holdings Ltd.(a)                     3.20         2/03/2014                3,007
     5,000  Intelsat Jackson Holdings Ltd.                        7.25         4/01/2019                5,387
     3,000  Intelsat Jackson Holdings Ltd.(c)                     6.63        12/15/2022                3,060
                                                                                                   ----------
                                                                                                       11,454
                                                                                                   ----------
            Total Telecommunication Services                                                           17,154
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
$   10,000  Electricite De France(c)                              5.25%        1/29/2023           $    9,805
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations
              (cost: $252,712)                                                                        270,384
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (4.4%)

            FINANCIALS (4.4%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
     2,444  Banc of America Commercial Mortgage, Inc.(c)          5.23        12/10/2042                2,130
     4,920  Banc of America Commercial Mortgage, Inc.             5.77         5/10/2045                5,196
         6  Banc of America Commercial Mortgage, Inc.(c)          5.46         9/10/2047                    7
       504  Banc of America Commercial Mortgage, Inc.(c)          6.14         9/10/2047                  525
     3,000  Banc of America Commercial Mortgage, Inc.             6.20         2/10/2051                2,841
     2,500  Bear Stearns Commercial Mortgage Securities, Inc.     5.46        12/11/2040                2,114
     4,000  Bear Stearns Commercial Mortgage Securities, Inc.     5.21         2/11/2041                4,089
     5,000  Citigroup Commercial Mortgage Trust                   5.40         7/15/2044                5,307
     2,500  Citigroup Commercial Mortgage Trust                   5.73         3/15/2049                2,587
     1,000  Credit Suisse First Boston Mortgage Securities
              Corp.(c)                                            5.78        12/15/2035                1,010
     3,213  Credit Suisse First Boston Mortgage Securities
              Corp.(c)                                            5.02         1/15/2037                3,126
     2,950  Credit Suisse First Boston Mortgage Securities
              Corp.                                               6.00         6/15/2038                2,747
     4,110  GE Capital Commercial Mortgage Corp.                  5.33         3/10/2044                4,090
     5,000  GE Capital Commercial Mortgage Corp.                  5.61        12/10/2049                5,026
     2,000  GMAC Commercial Mortgage Securities, Inc.             4.97        12/10/2041                1,779
     1,000  GS Mortgage Securities Corp. II                       5.53         8/10/2038                1,032
     6,000  GS Mortgage Securities Corp. II                       5.82         8/10/2038                5,463
     2,830  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                               5.16         9/12/2037                1,946
     2,151  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                               5.32         1/12/2043                2,319
     3,378  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                               5.33        12/15/2044                3,619
     2,000  J.P. Morgan Chase Commercial Mortgage Securities
              Corp.                                               5.48         5/15/2045                2,145
     3,750  Merrill Lynch Mortgage Trust                          5.10         7/12/2038                2,648
     5,000  Merrill Lynch Mortgage Trust                          5.67         5/12/2039                4,870
     5,000  Merrill Lynch Mortgage Trust                          5.05         8/12/2039                4,719
     1,755  Morgan Stanley Capital I, Inc.                        5.15         8/13/2042                1,784
     1,445  Morgan Stanley Capital I, Inc.                        5.17         8/13/2042                1,453
     3,000  Morgan Stanley Capital I, Inc.                        5.79         7/12/2044                3,278

================================================================================

30  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    8,000  Wachovia Bank Commercial Mortgage Trust               5.36%       12/15/2044           $    7,960
     5,000  Wachovia Bank Commercial Mortgage Trust               5.37        11/15/2048                4,469
                                                                                                   ----------
                                                                                                       90,279
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       761  Credit Suisse First Boston Corp., acquired
              6/13/2003; cost $37(f)                              1.76         5/17/2040                   41
                                                                                                   ----------
            Total Financials                                                                           90,320
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $84,352)                                       90,320
                                                                                                   ----------

            MUNICIPAL BONDS (0.1%)

            CASINOS & GAMING (0.1%)
     4,000  Mashantucket (Western) Pequot Tribe                   5.91         9/01/2021                2,722
       545  Seneca Nation of Indians Capital Improvements Auth.   6.75        12/01/2013                  544
                                                                                                   ----------
                                                                                                        3,266
                                                                                                   ----------
            Total Municipal Bonds (cost: $3,338)                                                        3,266
                                                                                                   ----------

            EXCHANGE-TRADED FUNDS (4.2%)
       618  iShares iBoxx High Yield Corporate Bond Fund                                               57,870
       687  SPDR Barclays Capital High Yield Bond Fund                                                 28,060
                                                                                                   ----------
            Total Exchange-Traded Funds (cost: $84,079)                                                85,930
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (8.7%)

            COMMON STOCKS (5.2%)

            CONSUMER DISCRETIONARY (1.2%)
            -----------------------------
            AUTO PARTS & EQUIPMENT (0.1%)
    56,444  Lear Corp.                                                                                  2,766
       427  MD Investors Corp., acquired 10/16/2009; cost $407*(f),(g)                                     10
                                                                                                   ----------
                                                                                                        2,776
                                                                                                   ----------
            CABLE & SATELLITE (0.6%)
    69,330  Charter Communications, Inc. "A"*                                                           5,406
   138,580  Comcast Corp. "A"                                                                           5,277
    13,121  Time Warner Cable, Inc.                                                                     1,172
                                                                                                   ----------
                                                                                                       11,855
                                                                                                   ----------
            CATALOG RETAIL (0.1%)
    10,874  Harry & David Holdings, Inc., acquired 9/13/2011; cost $2,528(c),(f),(g)                    1,074
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (0.2%)
    54,685  Target Corp.                                                                           $    3,303
                                                                                                   ----------
            HOME FURNISHINGS (0.1%)
    73,070  Tempur-Pedic International, Inc.*                                                           2,847
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.0%)
    25,400  Hyatt Hotels Corp. "A"*                                                                     1,018
                                                                                                   ----------
            MOVIES & ENTERTAINMENT (0.1%)
    24,195  Walt Disney Co.                                                                             1,304
                                                                                                   ----------
            PUBLISHING (0.0%)
    50,096  American Media, Inc., acquired 12/22/2010; cost $969*(c),(f),(g)                              199
                                                                                                   ----------
            Total Consumer Discretionary                                                               24,376
                                                                                                   ----------
            CONSUMER STAPLES (0.5%)
            -----------------------
            DRUG RETAIL (0.2%)
    69,500  CVS Caremark Corp.                                                                          3,558
                                                                                                   ----------
            HOUSEHOLD PRODUCTS (0.2%)
    47,242  Kimberly-Clark Corp.                                                                        4,229
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.1%)
    47,100  Green Mountain Coffee Roasters, Inc.*                                                       2,144
                                                                                                   ----------
            Total Consumer Staples                                                                      9,931
                                                                                                   ----------
            ENERGY (0.8%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
    37,302  Chevron Corp.                                                                               4,295
    47,063  Royal Dutch Shell plc ADR                                                                   3,319
                                                                                                   ----------
                                                                                                        7,614
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602  Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(f),(g)                        1,178
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
   169,107  EPL Oil & Gas, Inc.*                                                                        4,137
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.0%)
    15,000  Valero Energy Corp.                                                                           656
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    77,935  Spectra Energy Corp.                                                                        2,165
                                                                                                   ----------
            Total Energy                                                                               15,750
                                                                                                   ----------
            FINANCIALS (0.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.1%)
    64,582  MetLife, Inc.                                                                               2,411
                                                                                                   ----------

================================================================================

32  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    67,332  JPMorgan Chase & Co.                                                                   $    3,168
                                                                                                   ----------
            REITs - OFFICE (0.0%)
    10,000  MPG Office Trust, Inc.*                                                                        30
                                                                                                   ----------
            REITs - SPECIALIZED (0.0%)
    10,000  Strategic Hotels & Resorts, Inc.*                                                              73
    10,951  Sunstone Hotel Investors, Inc.*                                                               127
                                                                                                   ----------
                                                                                                          200
                                                                                                   ----------
            SPECIALIZED FINANCE (0.1%)
    35,130  CME Group, Inc.                                                                             2,032
                                                                                                   ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241  People's United Financial, Inc.                                                             1,419
                                                                                                   ----------
            Total Financials                                                                            9,260
                                                                                                   ----------
            HEALTH CARE (0.6%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
    21,330  C.R. Bard, Inc.                                                                             2,177
     3,407  Diagnostic Services Holdings, acquired 6/01/2009;
              cost $756*(c),(f),(g)                                                                        58
                                                                                                   ----------
                                                                                                        2,235
                                                                                                   ----------
            PHARMACEUTICALS (0.5%)
    50,662  Johnson & Johnson                                                                           3,745
    50,900  Merck & Co., Inc.                                                                           2,201
    52,607  Novartis AG ADR                                                                             3,568
                                                                                                   ----------
                                                                                                        9,514
                                                                                                   ----------
            Total Health Care                                                                          11,749
                                                                                                   ----------
            INDUSTRIALS (0.3%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
       518  Quad Graphics, Inc.                                                                            11
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
   120,000  General Electric Co.                                                                        2,674
                                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    41,150  WESCO International, Inc.*                                                                  3,001
                                                                                                   ----------
            Total Industrials                                                                           5,686
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    42,548  Automatic Data Processing, Inc.                                                             2,523
                                                                                                   ----------
            SEMICONDUCTORS (0.1%)
    74,500  Intel Corp.                                                                                 1,567
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            SYSTEMS SOFTWARE (0.1%)
   115,450  Microsoft Corp.                                                                        $    3,171
                                                                                                   ----------
            Total Information Technology                                                                7,261
                                                                                                   ----------
            MATERIALS (0.7%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
    60,988  LyondellBasell Industries N.V. "A"                                                          3,868
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.0%)
       596  Panolam Holdings Co., acquired 1/20/2010; cost $315*(f),(g)                                     -
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
    20,716  E.I. du Pont de Nemours & Co.                                                                 983
                                                                                                   ----------
            GOLD (0.2%)
    43,000  Barrick Gold Corp.                                                                          1,372
    28,300  Goldcorp, Inc.                                                                                999
    33,650  Newmont Mining Corp.                                                                        1,446
                                                                                                   ----------
                                                                                                        3,817
                                                                                                   ----------
            PAPER PRODUCTS (0.2%)
    54,650  Clearwater Paper Corp.*                                                                     2,476
    57,700  International Paper Co.                                                                     2,390
     1,707  Resolute Forest Products*                                                                      23
                                                                                                   ----------
                                                                                                        4,889
                                                                                                   ----------
            STEEL (0.0%)
    20,000  Worthington Industries, Inc.                                                                  550
                                                                                                   ----------
            Total Materials                                                                            14,107
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   109,203  AT&T, Inc.                                                                                  3,799
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    40,677  Crown Castle International Corp.*                                                           2,869
    74,489  Vodafone Group plc ADR                                                                      2,035
                                                                                                   ----------
                                                                                                        4,904
                                                                                                   ----------
            Total Telecommunication Services                                                            8,703
                                                                                                   ----------
            Total Common Stocks (cost: $88,103)                                                       106,823
                                                                                                   ----------

            PREFERRED STOCKS (3.5%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
   120,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)                 12,881
                                                                                                   ----------

================================================================================

34  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                                                                  VALUE
$(000)/SHARES SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              ENERGY (1.1%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    22,000    Chesapeake Energy Corp., 5.75%, perpetual(c)                                         $   22,528
                                                                                                   ----------
              FINANCIALS (1.6%)
              -----------------
              CONSUMER FINANCE (0.1%)
     3,000    Ally Financial, Inc., 7.00%, perpetual                                                    2,928
                                                                                                   ----------
              DIVERSIFIED BANKS (0.4%)
     8,000    US Bancorp, 7.19%, perpetual                                                              7,341
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.0%)
    $2,000    Syncora Holdings Ltd., 6.88%, perpetual(g)                                                    -
                                                                                                   ----------
              REINSURANCE (0.0%)
     3,000    American Overseas Group Ltd., 7.50%, non-cumulative,
                perpetual, acquired 1/23/2007 - 3/02/2007; cost $3,109(f),(g)                             750
                                                                                                   ----------
              REITs - INDUSTRIAL (0.6%)
   185,741    ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                        11,911
                                                                                                   ----------
              REITs - OFFICE (0.4%)
   240,000    Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                      6,291
    20,000    MPG Office Trust, Inc., 7.63%, perpetual*                                                   444
    20,000    Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual                 508
                                                                                                   ----------
                                                                                                        7,243
                                                                                                   ----------
              REITs - SPECIALIZED (0.1%)
    70,000    Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                    1,747
    20,000    Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                  507
                                                                                                   ----------
                                                                                                        2,254
                                                                                                   ----------
              Total Financials                                                                         32,427
                                                                                                   ----------
              UTILITIES (0.2%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
        27    Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual             2,881
                                                                                                   ----------
              Total Preferred Stocks (cost: $68,740)                                                   70,717
                                                                                                   ----------

              WARRANTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              CABLE & SATELLITE (0.0%)
     5,016    Charter Communications Inc. "A"*                                                            170
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            PUBLISHING (0.0%)
   12,745   Reader's Digest Association, Inc.*(g)                                                  $        -
                                                                                                   ----------
            Total Consumer Discretionary                                                                  170
                                                                                                   ----------
            Total Warrants (cost: $28)                                                                    170
                                                                                                   ----------
            Total Equity Securities (cost: $156,871)                                                  177,710
                                                                                                   ----------

-------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                             RATE         MATURITY
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.3%)

            COMMERCIAL PAPER (1.6%)

            ENERGY (0.3%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
$    5,736  Spectra Energy Partners(c)                            0.42%        2/01/2013                5,736
                                                                                                   ----------
            UTILITIES (1.3%)
            ----------------
            ELECTRIC UTILITIES (1.3%)
    19,585  Northeast Utilities(k)                                0.28         2/01/2013               19,585
     8,000  Northeast Utilities                                   0.28         2/06/2013                8,000
                                                                                                   ----------
                                                                                                       27,585
                                                                                                   ----------
            Total Utilities                                                                            27,585
                                                                                                   ----------
            Total Commercial Paper                                                                     33,321
                                                                                                   ----------

            VARIABLE-RATE DEMAND NOTES (1.1%)

            CONSUMER DISCRETIONARY (0.5%)
            -----------------------------
            LEISURE FACILITIES (0.5%)
    10,000  Twins Ballpark, LLC, BD 2008 B 144A
              (INS)(LIQ)(LIQ)(c)                                  0.80        10/01/2034               10,000
                                                                                                   ----------
            MUNICIPAL BONDS (0.6%)
            ----------------------
            NURSING/CCRC (0.6%)
     9,125  Health Facilities Auth. (LOC - Sovereign Bank)        0.84        11/15/2033                9,125
     4,415  Westmoreland County IDA (LOC - Sovereign Bank)        0.84         1/01/2036                4,415
                                                                                                   ----------
                                                                                                       13,540
                                                                                                   ----------
            Total Municipal Bonds                                                                      13,540
                                                                                                   ----------
            Total Variable-Rate Demand Notes                                                           23,540
                                                                                                   ----------

================================================================================

36  | USAA HIGH INCOME FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES   SECURITY                                                                                    (000)
-------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.6%)
11,442,500  State Street Institutional Liquid Reserve Fund, 0.14%                                  $   11,442
                                                                                                   ----------
            Total Money Market Instruments (cost: $68,303)                                             68,303
                                                                                                   ----------
            TOTAL INVESTMENTS (COST: $1,930,746)                                                   $2,080,327
                                                                                                   ==========

---------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                      $ 10,748           $1,373,666          $    -     $1,384,414
  Eurodollar And Yankee Obligations                 -              270,384               -        270,384
  Commercial Mortgage Securities                    -               90,320               -         90,320
  Municipal Bonds                                   -                3,266               -          3,266
  Exchange-Traded Funds                        85,930                    -               -         85,930

Equity Securities:
  Common Stocks                               104,304                    -           2,519        106,823
  Preferred Stocks                                  -               69,967             750         70,717
  Warrants                                        170                    -               -            170

Money Market Instruments:
  Commercial Paper                                  -               33,321               -         33,321
  Variable-Rate Demand Notes                        -               23,540               -         23,540
  Money Market Funds                           11,442                    -               -         11,442
---------------------------------------------------------------------------------------------------------
Total                                        $212,594           $1,864,464          $3,269     $2,080,327
---------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------------
                                        CORPORATE OBLIGATIONS       COMMON STOCK         PREFERRED STOCKS
---------------------------------------------------------------------------------------------------------
Balance as of July 31, 2012                             $ 229             $2,373                     $750
Purchases                                                   -                  -                        -
Sales                                                       -                  -                        -
Transfers into Level 3                                      -                  -                        -
Transfers out of Level 3                                    -                  -                        -
Net realized gain (loss) on investments                     -                  -                        -
Change in net unrealized appreciation/depreciation
  of investments.                                        (229)               146                        -
---------------------------------------------------------------------------------------------------------
Balance as of January 31, 2013                          $   -             $2,519                     $750
---------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through January 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

38  | USAA HIGH INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.8% of net assets at January 31, 2013.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

    Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by Assured Guaranty Corp. or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan chase Bank, N.A. or U.S. Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

40  | USAA HIGH INCOME FUND

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    IDA     Industrial Development Authority/Agency

    REIT    Real estate investment trust

o   SPECIFIC NOTES

    (a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2013.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

    (e) At January 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $32,504,000, of which $20,032,000 were on a when-issued basis and $3,458,000 were sold prior to January 31, 2013.

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2013, was $4,110,000, which represented 0.2% of the Fund's net assets.

    (g) Security was fair valued at January 31, 2013, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (h) Currently the issuer is in default with respect to interest and/or principal payments.

    (i) At January 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (l) Rate represents the money market fund annualized seven-day yield at January 31, 2013.

      *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

42  | USAA HIGH INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,930,746)               $2,080,327
  Cash                                                                               2,087
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                                  40
      Nonaffiliated transactions                                                    39,760
    USAA Asset Management Company (Note 6C)                                              1
    Dividends and interest                                                          31,513
    Securities sold                                                                 11,122
                                                                                ----------
      Total assets                                                               2,164,850
                                                                                ----------
LIABILITIES
  Payables:
    Securities purchased                                                            71,034
    Capital shares redeemed                                                         38,790
  Accrued management fees                                                              925
  Accrued transfer agent's fees                                                        145
  Other accrued expenses and payables                                                   97
                                                                                ----------
      Total liabilities                                                            110,991
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $2,053,859
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $1,899,502
  Accumulated undistributed net investment income                                    1,362
  Accumulated net realized gain on investments                                       3,414
  Net unrealized appreciation of investments                                       149,581
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $2,053,859
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,172,157/133,306 shares outstanding)           $     8.79
                                                                                ==========
    Institutional Shares (net assets of $875,188/99,579
      shares outstanding)                                                       $     8.79
                                                                                ==========
    Adviser Shares (net assets of $6,514/740 shares outstanding)                $     8.80
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $49)                     $  6,290
   Interest                                                               63,535
                                                                        --------
         Total income                                                     69,825
                                                                        --------
EXPENSES
   Management fees                                                         5,181
   Administration and servicing fees:
      Fund Shares                                                            999
      Institutional Shares                                                   285
      Adviser Shares                                                           5
   Transfer agent's fees:
      Fund Shares                                                          1,479
      Institutional Shares                                                   285
   Distribution and service fees (Note 6E):
      Adviser Shares                                                           8
   Custody and accounting fees:
      Fund Shares                                                            103
      Institutional Shares                                                    41
   Postage:
      Fund Shares                                                             26
   Shareholder reporting fees:
      Fund Shares                                                             28
   Trustees' fees                                                              6
   Registration fees:
      Fund Shares                                                             26
      Institutional Shares                                                    20
      Adviser Shares                                                          13
   Professional fees                                                          89
   Other                                                                      17
                                                                        --------
         Total expenses                                                    8,611
   Expenses reimbursed:
      Adviser Shares                                                          (6)
                                                                        --------
         Net expenses                                                      8,605
                                                                        --------
NET INVESTMENT INCOME                                                     61,220
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments:
      Unaffiliated transactions                                            9,204
      Affiliated transactions (Note 8)                                     6,038
   Change in net unrealized appreciation/depreciation                     89,918
                                                                        --------
         Net realized and unrealized gain                                105,160
                                                                        --------
   Increase in net assets resulting from operations                     $166,380
                                                                        ========

See accompanying notes to financial statements.

================================================================================

44  | USAA HIGH INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2013 (unaudited), and year ended July 31, 2012

-----------------------------------------------------------------------------------------
                                                              1/31/2013         7/31/2012
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $   61,220       $  109,862
   Net realized gain on investments                               15,242           20,840
   Change in net unrealized appreciation/depreciation
      of investments                                              89,918          (50,603)
                                                              ---------------------------
      Increase in net assets resulting from operations           166,380           80,099
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                (40,246)         (95,369)
      Institutional Shares                                       (20,773)         (14,433)
      Adviser Shares                                                (188)            (369)
                                                              ---------------------------
         Total distributions of net investment income            (61,207)        (110,171)
                                                              ---------------------------
   Net realized gains:
      Fund Shares                                                (14,530)               -
      Institutional Shares                                       (10,155)               -
      Adviser Shares                                                 (79)               -
                                                              ---------------------------
         Total distributions of net realized gains               (24,764)               -
                                                              ---------------------------
      Distributions to shareholders                              (85,971)               -
                                                              ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                  (356,027)          11,130
   Institutional Shares                                          594,614          118,184
   Adviser Shares                                                    542              305
                                                              ---------------------------
      Total net increase in net assets from
         capital share transactions                              239,129          129,619
                                                              ---------------------------
   Net increase in net assets                                    319,538           99,547
NET ASSETS
   Beginning of period                                         1,734,321        1,634,774
                                                              ---------------------------
   End of period                                              $2,053,859       $1,734,321
                                                              ===========================
Accumulated undistributed net investment income:
   End of period                                              $    1,362       $    1,349
                                                              ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  45

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or

================================================================================

46  | USAA HIGH INCOME FUND

================================================================================

legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

        the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the

================================================================================

48  | USAA HIGH INCOME FUND

================================================================================

        Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, certain bonds, which are valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are supported by tender offers and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

50  | USAA HIGH INCOME FUND

================================================================================

               QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                    FAIR VALUE AT                       SIGNIFICANT
                    JANUARY 31, 2013    VALUATION       UNOBSERVABLE
ASSETS              ($ IN 000's)        TECHNIQUE(s)    INPUT(s)                      RANGE
-------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Common Stocks        $1,435             Market          Revenue Multiple(a)    0.08x - 3.2x
                                        Comparables     EBITDA Multiple(a)   0.33x - 11.10x
                                                        Earnings per
                                                        Share Multiple(a)             2.30x
                                                        Discount for lack
                                                        of marketability(b)   0.01x - 1.20x
-------------------------------------------------------------------------------------------

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or

================================================================================

52  | USAA HIGH INCOME FUND

================================================================================

    decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $32,111,000; which included when-issued securities of $20,420,000. Also, included in these amounts is $3,394,000, for securities which were sold prior to January 31, 2013.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended January 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended January 31, 2013, the Adviser Shares incurred redemption fees of less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2013, the Fund paid CAPCO facility fees of $6,000, which represents 3.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2013, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

================================================================================

54  | USAA HIGH INCOME FUND

================================================================================

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended July 31, 2012, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2013, were $625,430,000 and $369,141,000, respectively.

As of January 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2013, were $186,323,000 and $36,742,000, respectively, resulting in net unrealized appreciation of $149,581,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2013, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                    SIX-MONTH PERIOD ENDED           YEAR ENDED
                                          1/31/2013                   7/31/2012
----------------------------------------------------------------------------------------
                                    SHARES          AMOUNT       SHARES          AMOUNT
                                   -----------------------------------------------------
FUND SHARES:
Shares sold                         26,163        $ 226,868      61,114        $ 501,508
Shares issued from reinvested
  dividends                          5,887           50,806      10,987           89,745
Shares redeemed                    (72,661)        (633,701)    (70,582)        (580,123)
                                   -----------------------------------------------------
Net increase (decrease) from
  capital share transactions       (40,611)       $(356,027)      1,519        $  11,130
                                   =====================================================
INSTITUTIONAL SHARES:
Shares sold                         69,129        $ 603,287      22,451        $ 185,524
Shares issued from reinvested
  dividends                          3,575           30,928       1,761           14,433
Shares redeemed                     (4,566)         (39,601)     (9,818)         (81,773)
                                   -----------------------------------------------------
Net increase from capital
  share transactions                68,138        $ 594,614      14,394        $ 118,184
                                   =====================================================
ADVISER SHARES:
Shares sold                             61        $     530         138        $   1,126
Shares issued from reinvested
  dividends                              3               20           3               21
Shares redeemed                         (1)              (8)       (107)            (842)
                                   -----------------------------------------------------
Net increase from capital
  share transactions                    63        $     542          34        $     305
                                   =====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

================================================================================

56  | USAA HIGH INCOME FUND

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $5,181,000, which included a performance adjustment for the Fund Shares,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    Institutional Shares, and Adviser Shares of $357,000, $52,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares the performance adjustments were 0.05%, 0.02%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $999,000, $285,000, and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2013, the Fund reimbursed the Manager $31,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2013, to limit the annual expenses of the Adviser Shares to 1.20% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2013, the Adviser Shares incurred reimbursable expenses of $6,000, of which $1,000 was receivable from the Manager.

D. TRANSFER AGENT's FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager,

================================================================================

58  | USAA HIGH INCOME FUND

================================================================================

    provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2013, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,479,000, $285,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2013, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which - the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2013, the Fund recorded a receivable for capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

shares sold of $40,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of January 31, 2013, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                              OWNERSHIP %
-----------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                   0.1
USAA Target Retirement 2020 Fund                                     1.7
USAA Target Retirement 2030 Fund                                     2.6
USAA Target Retirement 2040 Fund                                     2.6
USAA Target Retirement 2050 Fund                                     0.6

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2013, USAA and its affiliates owned 617,000 shares, which represent 83.4% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                               COST TO       NET REALIZED
        SELLER                    PURCHASER                   PURCHASER     GAIN TO SELLER
-------------------------------------------------------------------------------------------
USAA High Income Fund    USAA Income Fund                    $ 8,653,000      $  763,000
USAA High Income Fund    USAA Intermediate-Term Bond Fund      5,375,000         320,000
USAA High Income Fund    USAA Short-Term Bond Fund            12,935,000       4,955,000
USAA Managed
  Allocation Fund        USAA High Income Fund                30,022,000       1,614,000

================================================================================

60  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                SIX-MONTH
                              PERIOD ENDED
                               JANUARY 31,                           YEAR ENDED JULY 31,
                            -------------------------------------------------------------------------------------
                                  2013           2012           2011           2010           2009           2008
                            -------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $     8.42     $     8.60     $     8.08     $     6.96       $   7.68       $   8.64
                            -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .29            .57            .60            .66            .62            .63
  Net realized and
     unrealized gain (loss)        .46           (.18)           .52           1.11           (.72)          (.96)(a)
                            -------------------------------------------------------------------------------------
Total from investment
  operations                       .75            .39           1.12           1.77           (.10)          (.33)
                            -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.27)          (.57)          (.60)          (.65)          (.62)          (.62)
Realized capital gains            (.11)             -              -              -              -           (.01)
                            -------------------------------------------------------------------------------------
Total distributions               (.38)          (.57)          (.60)          (.65)          (.62)          (.63)
                            -------------------------------------------------------------------------------------
Net asset value at end
  of period                 $     8.79     $     8.42     $     8.60     $     8.08       $   6.96       $   7.68
                            =====================================================================================
Total return (%)*                 9.14           4.99          14.28          26.15(c)         .29          (4.03)(a)
Net assets at end
  of period (000)           $1,172,157     $1,464,070     $1,482,706     $1,139,425       $836,042       $705,425
Ratios to average
  net assets:**
  Expenses (%)(d)                  .96(f)         .95            .90            .92(c)         .99(b)         .90(b)
  Expenses, excluding
     reimbursements (%)(d)         .96(f)         .95              -            .92(c)        1.02            .94
  Net investment
     income (%)                   6.37(f)        6.96           7.06           8.43           9.98           7.61
Portfolio turnover (%)              20             52             54(e)          62(e)          46(e)          26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $1,323,234,000.
(a) For the year ended July 31, 2008, the Manager reimbursed the Fund Shares $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund Shares' per share net realized loss or total return.
(b) Effective April 13, 2007, through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(c) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $124,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.01%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Reflects increased trading activity due to market volatility.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

62  | USAA HIGH INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED                                                        PERIOD ENDED
                                      JANUARY 31,                  YEAR ENDED JULY 31,                     JULY 31,
                                     --------------------------------------------------------------------------------
                                         2013             2012             2011             2010           2009***
                                     --------------------------------------------------------------------------------
Net asset value at
  beginning of period                $   8.41         $   8.60         $   8.08          $  6.95           $  7.68
                                     -----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                   .27              .58              .62              .68               .65(a)
  Net realized and
  unrealized gain (loss)                  .51             (.18)             .52             1.12              (.74)(a)
                                     -----------------------------------------------------------------------------
Total from investment
  operations                              .78              .40             1.14             1.80              (.09)(a)
                                     -----------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.29)            (.59)            (.62)            (.67)             (.64)
Realized capital gains                   (.11)               -                -                -                 -
                                     -----------------------------------------------------------------------------
Total distributions                      (.40)            (.59)            (.62)            (.67)             (.64)
                                     -----------------------------------------------------------------------------
Net asset value at end
  of period                          $   8.79         $   8.41         $   8.60          $  8.08           $  6.95
                                     =============================================================================
Total return (%)*                        9.42             5.09            14.57            26.68               .51
Net assets at end
  of period (000)                    $875,188         $264,540         $146,535          $95,618           $48,528
Ratios to average
  net assets:**
  Expenses (%)(c)                         .75(b)           .76              .65(e)           .63(e)            .64(b),(e)
  Net investment
    income (%)                           6.50(b)          7.09             7.30             8.65             10.55(b)
Portfolio turnover (%)                     20               52               54(d)            62(d)             46(d)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $566,292,000.
*** Institutional Shares were initiated on August 1, 2008
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Reflects increased trading activity due to market volatility.
(e) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                               PERIOD ENDED         YEAR ENDED       PERIOD ENDED
                                                JANUARY 31,          JULY 31,          JULY 31,
                                                   2013                2012             2011***
                                               --------------------------------------------------
Net asset value at beginning of period           $ 8.42              $ 8.60              $ 8.09
                                                 ----------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .27                 .55                 .55
  Net realized and unrealized gain (loss)           .49                (.19)                .54
                                                 ----------------------------------------------
Total from investment operations                    .76                 .36                1.09
                                                 ----------------------------------------------
Less distributions from:
  Net investment income                            (.27)               (.55)               (.58)
  Realized capital gains                           (.11)                  -                   -
  Redemption fees                                   .00(d)              .01                   -
                                                 ----------------------------------------------
Total distributions                                (.38)               (.54)               (.58)
                                                 ----------------------------------------------
Net asset value at end of period                 $ 8.80              $ 8.42              $ 8.60
                                                 ==============================================
Total return (%)*                                  9.16                4.76               13.90
Net assets at end of period (000)                $6,514              $5,711              $5,533
Ratios to average net assets:**
  Expenses (%)(b)                                  1.20(a)             1.20                1.20(a)
  Expenses, excluding reimbursements (%)(b)        1.38(a)             1.45                1.86(a)
  Net investment income (%)                        6.11(a)             6.71                6.77(a)
Portfolio turnover (%)                               20                  52                  54(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2013, average net assets were
    $6,100,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to market volatility.
(d) Represents less than $0.01 per share.

================================================================================

64  | USAA HIGH INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2012, through January 31, 2013.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING              ENDING               DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE          AUGUST 1, 2012 -
                                        AUGUST 1, 2012       JANUARY 31, 2013        JANUARY 31, 2013
-----------------------------------------------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00             $1,091.40                 $5.06

Hypothetical
  (5% return before expenses)              1,000.00              1,020.37                  4.89

INSTITUTIONAL SHARES
Actual                                     1,000.00              1,094.20                  3.96

Hypothetical
  (5% return before expenses)              1,000.00              1,021.42                  3.82

ADVISER SHARES
Actual                                     1,000.00              1,091.60                  6.17

Hypothetical
 (5% return before expenses)               1,000.00              1,019.16                  6.11

* Expenses are equal to the annualized expense ratio of 0.96% for Fund Shares, 0.75% for Institutional Shares, and 1.20% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.14% for Fund Shares, 9.42% for Institutional Shares, and 9.16% for Adviser Shares for the six-month period of August 1, 2012, through January 31, 2013.

================================================================================

66  | USAA HIGH INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                  --------------
       9800 Fredericksburg Road                                 PRSRT STD
       San Antonio, TX 78288                                  U.S. Postage
                                                                  PAID
                                                                  USAA
                                                             --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40051-0313                                (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2013

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     03/26/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/27/2013
         ------------------------------


*Print the name and title of each signing officer under his or her signature.